UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6093

Name of Registrant: Vanguard Institutional Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008– December 31, 2008

Item 1: Reports to Shareholders

>	For the year ended December 31, 2008, Vanguard Institutional Index Fund returned about –37%, closely tracking its benchmark, the Standard & Poor’s 500 Index.
>	U.S. equity markets plummeted in 2008 as the credit market crisis intensified and fears about the global economy grew.
>	The fund suffered double-digit declines across all sectors, most notably in financials and information technology.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	9
About Your Fund’s Expenses	24
Glossary	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Institutional Index Fund
Institutional Shares[1]	VINIX	–36.95%
Institutional Plus Shares[2]	VIIIX	–36.94
S&P 500 Index		–37.00
Average Large-Cap Core Fund[3]		–37.23

Your Fund’s Performance at a Glance
December 31, 2007–December 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Index Fund
Institutional Shares	$134.14	$82.54	$2.522	$0.000
Institutional Plus Shares	134.14	82.54	2.550	0.000

1This class of shares carries low expenses and is available for a minimum of $5 million.

2This class of shares also carries low expenses and is available for a minimum investment of $200 million.

3Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

Vanguard Institutional Index Fund returned about –37% for a punishing 2008. The fund fulfilled its objective of closely matching its unmanaged benchmark, the Standard & Poor’s 500 Index. Its return was slightly better than the average return of competing large-capitalization core funds.

The S&P 500 turned in the second-worst performance in its history, trailing only its collapse of about –43% in 1931.

Global stock markets faced historic challenges

Problems that had festered in the financial markets for much of 2008 erupted in the year’s final months, leading to high-profile bankruptcies and government rescues. U.S. stocks returned about –23% for the fourth quarter. For the full 12 months, the U.S. stock market returned about –37%. The financial sector, the epicenter of the crisis, was hardest hit, but no sector was safe from the market’s violent downdraft.

Overseas, the news was worse. Stock markets outside the United States returned about –45%, as credit-market turmoil and economic distress reverberated worldwide. Emerging markets fell especially hard, in part because of commodity prices, which put pressure on the group’s many natural-resource producers.

2

U.S. Treasuries provided a safe and liquid haven

Bonds provided shelter from the stock market turmoil, though strength was largely confined to U.S. Treasuries. Treasuries surged as investors bid up the highest-quality, most liquid securities. The Federal Reserve Board added fuel to the rally with repeated cuts in its target for the federal funds rate, a benchmark for short-term interest rates. At the start of 2008, the federal funds rate stood at 4.25%; by year-end, it was between 0.00% and 0.25%.

U.S. government-backed mortgage securities also performed well, though corporate and municipal bonds struggled. For the full year, the broad taxable bond market returned 5.24%.

Fund skidded to losses as credit crisis deepened

After five straight years of positive returns, the U.S. stock market finished 2008 in disarray. Vanguard Institutional Index Fund slid lower during the year’s first half, then fell sharply in the second, as the financial crisis produced a number of high-profile bankruptcies and reorganizations.

Prices declined in all ten of the fund’s sectors, especially financials, which provided more than one-quarter of the index’s 12-month loss. Several major financial institutions required government assistance, went bankrupt, or were forced to merge. In this environment, the entire industry came under severe pressure.

Market Barometer
	Average Annual Total Returns
Periods Ended December 31, 2008
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	–37.60%	–8.66%	–2.04%
Russell 2000 Index (Small-caps)	–33.79	–8.29	–0.93
Dow Jones Wilshire 5000 Index (Entire market)	–37.34	–8.43	–1.67
MSCI All Country World Index ex USA (International)	–45.24	–6.57	3.00

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad taxable market)	5.24%	5.51%	4.65%
Barclays Capital Municipal Bond Index	–2.47	1.86	2.71
Citigroup 3-Month Treasury Bill Index	1.80	3.76	3.10

CPI
Consumer Price Index	0.09%	2.22%	2.67%

3

The information technology sector was another source of major weakness. Because of belt-tightening, many companies delayed making infrastructure and technology improvements. Sales of home computers and electronic components also suffered as consumers felt the squeeze.

A year ago, energy stocks were leading the market higher, with seemingly no limit to oil’s surge. In recent months, this trend reversed sharply. Energy stocks, particularly oil companies, tumbled, chipping away at the fund’s return. Industrials also struggled amid slowing business expansion and budget tightening. Even consumer staples, often a beacon during recessions, suffered losses.

Lower expenses, sophisticated management kept the fund in line

Vanguard Institutional Index Fund returned –1.35%, annualized, over the decade ended December 31, 2008, a period that includes two of the worst bear markets on record. The result is no doubt discouraging. In our view, however, it does nothing to invalidate the long-term case for equities. We expect stocks to outperform less risky assets precisely because stocks can occasionally produce such dismal returns. Financial theory, affirmed by the historical evidence, dictates that investors need to be compensated for this risk.

Total Returns
Ten Years Ended December 31, 2008
Average
Annual Return
Institutional Index Fund Institutional Shares	–1.35%
Institutional Index Fund Institutional Plus Shares	–1.32
S&P 500 Index	–1.38
Average Large-Cap Core Fund[1]	–2.38

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Derived from data provided by Lipper Inc.

4

As low as it was, the fund’s 10-year return was about one percentage point higher than the average result of competing funds (most of which are actively managed). Also, the fund slightly outperformed the return of its unmanaged benchmark which has no costs or operating expenses. That’s a tribute to Vanguard’s prudent management and the skill of the Quantitative Equity Group, which brings more than 30 years of index-tracking expertise to its mandate. Like all Vanguard funds, Vanguard Institutional Index Fund also benefits from its modest operating costs.

One rocky decade does not diminish the fund’s long-term outlook

It’s best to look at even longer time periods to properly assess your fund––and the financial market’s performance. Since its inception in 1990, the Institutional Index Fund has produced an average annual return of 7.42%—a figure that is much more in line with the financial market’s results over the past 100 years—despite the inclusion of two notable bear markets.

To say the least, the investment environment was difficult and challenging in 2008, a year that brought extreme volatility to the financial markets and saw the world fall into a potentially deep recession.

What’s ahead for 2009? It’s tough to say. We can’t control the markets, the economy, or any number of other variables. What we can control, however, is how we respond to these variables. As always, we advise clients to develop or maintain a mix of stock, bond, and money market funds consistent with their long-term goals and with their willingness and ability to withstand the market’s occasional downturns. Such an approach puts your organization in a good position to reap the stock market’s expected long-term returns while helping you to manage your risk profile.

Vanguard Institutional Index Fund can play an important role in such an institutional portfolio, providing broadly diversified, low-cost exposure to large U.S. companies in a single holding.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

January 13, 2009

5

Institutional Index Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	511	500
Median Market Cap	$39.5B	$39.5B
Price/Earnings Ratio	11.3x	11.3x
Price/Book Ratio	1.8x	1.8x
Yield[2]		3.0%
Institutional Shares	3.0%
Institutional Plus Shares	3.0%
Return on Equity	22.1%	22.1%
Earnings Growth Rate	17.4%	17.4%
Foreign Holdings	0.0%	0.0%
Turnover Rate	7%	—
Expense Ratio (12/31/2007)[3]		—
Institutional Shares	0.05%
Institutional Plus Shares	0.025%
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	8.4%	8.4%
Consumer Staples	12.9	12.9
Energy	13.3	13.3
Financials	13.3	13.3
Health Care	14.8	14.8
Industrials	11.1	11.1
Information Technology	15.2	15.3
Materials	3.0	2.9
Telecommunication Services	3.8	3.8
Utilities	4.2	4.2

Volatility Measures[4]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.00

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	5.1%
The Procter & Gamble Co.	household products	2.3
General Electric Co.	Industrial conglomerates	2.1
AT&T Inc.	Integrated telecommunication services	2.1
Johnson & Johnson	pharmaceuticals	2.1
Chevron Corp.	integrated oil and gas	1.9
Microsoft Corp.	systems software	1.9
Wal-Mart Stores, Inc.	Hypermarkets and super centers	1.6
Pfizer Inc.	pharmaceuticals	1.5
JPMorgan Chase & Co.	Diversified financial services	1.5
Top Ten		22.1%

Investment Focus

1 S&P 500 Index.

2 30-day SEC yield for the fund; annualized dividend yield for the index. See the Glossary.

3 The expense ratios shown are from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, the expense ratios were 0.05% for Institutional Shares, and 0.025% for Institutional Plus Shares.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

5 The holdings listed exclude any temporary cash investments and equity index products.

6

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $5,000,000

Average Annual Total Returns				Final Value of
Periods Ended December 31, 2008				a $5,000,000
	One Year	Five Years	Ten Years	Investment
Institutional Index Fund Institutional Shares	–36.95%	–2.18%	–1.35%	$4,364,347
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.63	4,693,933
S&P 500 Index	–37.00	–2.19	–1.38	4,350,212
Average Large-Cap Core Fund[1]	–37.23	–3.16	–2.38	3,929,658

				Final Value of a
				$200,000,000
	One Year	Five Years	Ten Years	Investment
Institutional Index Fund Institutional Plus Shares	–36.94%	–2.16%	–1.32%	$175,052,860
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.63	187,757,313
S&P 500 Index	–37.00	–2.19	–1.38	174,008,477

1 Derived from data provided by Lipper Inc.

7

Institutional Index Fund

Fiscal-Year Total Returns (%): December 31, 1998–December 31, 2008

Note: See Financial Highlights tables for dividend and capital gains information.

8

Institutional Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.2%)[1]
Consumer Discretionary (8.3%)
	McDonald’s Corp.	6,914,462	430,010
	Comcast Corp. Class A	17,787,910	300,260
	The Walt Disney Co.	11,483,556	260,562
	Home Depot, Inc.	10,518,436	242,134
	Time Warner, Inc.	22,256,194	223,897
	Lowe’s Cos., Inc.	9,093,024	195,682
	Target Corp.	4,670,205	161,262
	News Corp., Class A	14,264,304	129,663
	NIKE, Inc. Class B	2,434,042	124,136
*	Amazon.com, Inc.	1,995,456	102,327
	Yum! Brands, Inc.	2,869,799	90,399
	Staples, Inc.	4,426,011	79,314
*	DIRECTV Group, Inc.	3,388,433	77,629
*	Viacom Inc. Class B	3,788,501	72,209
*	Kohl’s Corp.	1,890,598	68,440
	Johnson Controls, Inc.	3,686,478	66,946
	Carnival Corp.	2,711,370	65,941
	Best Buy Co., Inc.	2,095,738	58,911
	TJX Cos., Inc.	2,583,187	53,136
	Omnicom Group Inc.	1,928,397	51,912
*	Apollo Group, Inc. Class A	661,075	50,652
	H & R Block, Inc.	2,103,028	47,781
	The McGraw-Hill Cos., Inc.	1,951,370	45,252
*	Starbucks Corp.	4,563,378	43,170
*	Coach, Inc.	2,028,396	42,130
*	Bed Bath & Beyond, Inc.	1,611,300	40,959
	The Gap, Inc.	2,893,107	38,739
	Fortune Brands, Inc.	930,120	38,395
	Genuine Parts Co.	989,281	37,454
	Sherwin-Williams Co.	609,304	36,406
	Mattel, Inc.	2,223,948	35,583
	Marriott International, Inc. Class A	1,819,504	35,389
	CBS Corp.	4,200,751	34,404
*,^	Ford Motor Co.	14,822,009	33,942
*	AutoZone Inc.	237,494	33,123
	VF Corp.	546,431	29,928

	J.C. Penney Co., Inc. (Holding Co.)	1,378,649	27,159
	Macy’s Inc.	2,609,632	27,010
	Harley-Davidson, Inc.	1,444,693	24,516
	Darden Restaurants Inc.	860,826	24,258
	Family Dollar Stores, Inc.	866,983	22,602
	Hasbro, Inc.	767,265	22,381
*	GameStop Corp. Class A	1,016,337	22,014
	International Game Technology	1,825,100	21,700
	Starwood Hotels & Resorts Worldwide, Inc.	1,133,477	20,289
	Whirlpool Corp.	455,276	18,826
	Tiffany & Co.	763,954	18,052
	Limited Brands, Inc.	1,675,810	16,825
	Newell Rubbermaid, Inc.	1,716,788	16,790
	The Stanley Works	488,039	16,642
*,^	Wynn Resorts Ltd.	381,567	16,125
	Polo Ralph Lauren Corp.	348,497	15,825
	Black & Decker Corp.	372,225	15,563
	Leggett & Platt, Inc.	967,463	14,696
	Washington Post Co. Class B	37,126	14,488
	Pulte Homes, Inc.	1,323,660	14,468
	Snap-On Inc.	355,766	14,010
*,^	Sears Holdings Corp.	344,646	13,396
	Nordstrom, Inc.	987,255	13,140
	Abercrombie & Fitch Co.	539,164	12,439
	Scripps Networks Interactive	557,902	12,274
^	General Motors Corp.	3,780,935	12,099
	D. R. Horton, Inc.	1,709,884	12,089
*	Interpublic Group of Cos., Inc.	2,957,671	11,712
	Gannett Co., Inc.	1,415,867	11,327
	Eastman Kodak Co.	1,666,306	10,964
*	Expedia, Inc.	1,300,161	10,713
	RadioShack Corp.	776,343	9,270

9

Institutional Index Fund

			Market
			Value•
		Shares	($000)
*	The Goodyear Tire &
	Rubber Co.	1,490,051	8,896
	Centex Corp.	767,737	8,169
	Lennar Corp. Class A	872,597	7,565
*	Big Lots Inc.	507,141	7,348
	Wyndham Worldwide Corp.	1,095,052	7,173
*,^	AutoNation, Inc.	666,227	6,582
	KB Home	464,921	6,332
	Harman International Industries, Inc.	361,625	6,050
^	New York Times Co. Class A	721,108	5,286
*	Office Depot, Inc.	1,703,630	5,077
	Meredith Corp.	222,023	3,801
	Jones Apparel Group, Inc.	511,776	2,999
	Comcast Corp. Special Class A	77,829	1,257
*	Viacom Inc. Class A	18,015	362
	CBS Corp. Class A	18,015	148
	News Corp., Class B	4,500	43
			4,088,827
Consumer Staples (12.7%)
	The Procter & Gamble Co.	18,522,689	1,145,073
	Wal-Mart Stores, Inc.	13,870,821	777,598
	The Coca-Cola Co.	12,343,500	558,790
	Philip Morris International Inc.	12,550,519	546,073
	PepsiCo, Inc.	9,635,273	527,724
	CVS Caremark Corp.	8,910,228	256,080
	Kraft Foods Inc.	9,114,297	244,719
	Colgate-Palmolive Co.	3,131,283	214,618
	Altria Group, Inc.	12,782,523	192,505
	Walgreen Co.	6,141,275	151,505
	Costco Wholesale Corp.	2,678,162	140,604
	Kimberly-Clark Corp.	2,567,031	135,385
	General Mills, Inc.	2,073,054	125,938
	Archer-Daniels-Midland Co.	3,979,772	114,737
	The Kroger Co.	4,048,008	106,908
	Sysco Corp.	3,717,175	85,272
	H.J. Heinz Co.	1,950,872	73,353
	Kellogg Co.	1,563,044	68,539
	UST, Inc.	920,751	63,882
	Avon Products, Inc.	2,644,884	63,557
	Safeway, Inc.	2,659,761	63,223
	Lorillard, Inc.	1,042,779	58,761
	The Clorox Co.	860,643	47,817
	ConAgra Foods, Inc.	2,773,943	45,770
	Molson Coors Brewing Co. Class B	923,521	45,179
	Sara Lee Corp.	4,386,048	42,939
	Reynolds American Inc.	1,048,892	42,281
	Campbell Soup Co.	1,276,579	38,310
	The Hershey Co.	1,029,071	35,750
	J.M. Smucker Co.	734,885	31,865
	Brown-Forman Corp. Class B	608,546	31,334

	McCormick & Co., Inc.	806,603	25,698
*	Dr. Pepper Snapple Group, Inc.	1,574,119	25,579
	Coca-Cola Enterprises, Inc.	1,967,982	23,675
	The Estee Lauder Cos. Inc. Class A	717,496	22,214
	SuperValu Inc.	1,314,063	19,185
*	Constellation Brands, Inc. Class A	1,205,568	19,012
	The Pepsi Bottling Group, Inc.	836,953	18,840
*	Dean Foods Co.	953,512	17,135
	Tyson Foods, Inc.	1,871,064	16,391
^	Whole Foods Market, Inc.	866,582	8,181
			6,271,999
Energy (13.2%)
	ExxonMobil Corp.	31,556,464	2,519,153
	Chevron Corp.	12,604,863	932,382
	ConocoPhillips Co.	9,248,836	479,090
	Schlumberger Ltd.	7,420,938	314,128
	Occidental Petroleum Corp.	5,024,457	301,417
	Devon Energy Corp.	2,740,944	180,107
	Apache Corp.	2,076,348	154,750
	XTO Energy, Inc.	3,578,621	126,218
	Marathon Oil Corp.	4,377,412	119,766
	Anadarko Petroleum Corp.	2,847,996	109,790
	EOG Resources, Inc.	1,548,439	103,095
	Halliburton Co.	5,544,915	100,807
	Hess Corp.	1,759,988	94,406
	Valero Energy Corp.	3,201,478	69,280
*	National Oilwell Varco Inc.	2,589,237	63,281
*	Southwestern Energy Co.	2,130,120	61,710
	Baker Hughes Inc.	1,908,022	61,190
	Spectra Energy Corp.	3,791,153	59,673
	Chesapeake Energy Corp.	3,355,659	54,261
	Noble Energy, Inc.	1,071,772	52,753
	Murphy Oil Corp.	1,181,853	52,415
	Williams Cos., Inc.	3,590,295	51,987
*	Weatherford International Ltd.	4,225,827	45,723
	Peabody Energy Corp.	1,654,345	37,636
	Noble Corp.	1,637,684	36,127
	El Paso Corp.	4,350,789	34,067
	Range Resources Corp.	963,905	33,149
	CONSOL Energy, Inc.	1,124,335	32,134
	Sunoco, Inc.	725,172	31,516
	Smith International, Inc.	1,358,036	31,085
*	Cameron International Corp.	1,362,095	27,923
	ENSCO International, Inc.	880,043	24,984
	BJ Services Co.	1,811,547	21,141

10

Institutional Index Fund

			Market
			Value•
		Shares	($000)
*	Nabors Industries, Inc.	1,762,373	21,096
	Cabot Oil & Gas Corp.	640,139	16,644
	Pioneer Natural Resources Co.	730,483	11,819
	Tesoro Corp.	859,351	11,318
	Rowan Cos., Inc.	701,358	11,152
	Massey Energy Co.	525,772	7,250
*	Transocean Ltd.	4,300	203
			6,496,626
Financials (13.2%)
	JPMorgan Chase & Co.	23,154,820	730,071
	Wells Fargo & Co.	23,510,685	693,095
	Bank of America Corp.	31,144,776	438,518
	U.S. Bancorp	10,885,206	272,239
	The Goldman Sachs Group, Inc.	2,743,332	231,510
	Citigroup Inc.	33,808,310	226,854
	Bank of New York Mellon Corp.	7,119,450	201,694
	MetLife, Inc.	4,923,475	171,632
	The Travelers Cos., Inc.	3,626,421	163,914
	American Express Co.	7,195,993	133,486
	AFLAC Inc.	2,891,887	132,564
	Merrill Lynch & Co., Inc.	9,913,964	115,399
	The Chubb Corp.	2,206,791	112,546
	The Allstate Corp.	3,325,148	108,932
	Morgan Stanley	6,588,682	105,682
	PNC Financial Services Group	2,155,627	105,626
	State Street Corp.	2,679,934	105,402
^	BB&T Corp.	3,427,738	94,126
	Charles Schwab Corp.	5,805,333	93,872
	CME Group, Inc.	415,580	86,486
	Prudential Financial, Inc.	2,630,624	79,603
	Capital One Financial Corp.	2,429,952	77,491
	Marsh & McLennan Cos., Inc.	3,189,510	77,409
	Aon Corp.	1,673,809	76,460
	Simon Property Group, Inc. REIT	1,401,020	74,436
	Wachovia Corp.	13,407,440	74,277
	Northern Trust Corp.	1,383,783	72,150
	SunTrust Banks, Inc.	2,197,070	64,901
	Loews Corp.	2,245,740	63,442
	Progressive Corp. of Ohio	4,191,820	62,081
	Public Storage, Inc. REIT	777,831	61,838
	Franklin Resources Corp.	938,495	59,857
	T. Rowe Price Group Inc.	1,603,237	56,819
	Hudson City Bancorp, Inc.	3,234,059	51,616
	Vornado Realty Trust REIT	852,343	51,439
	Equity Residential REIT	1,687,806	50,330
	NYSE Euronext	1,644,184	45,018
	HCP, Inc. REIT	1,567,578	43,532
	Boston Properties, Inc. REIT	749,551	41,225
	People’s United Financial Inc.	2,157,812	38,474
	Unum Group	2,054,476	38,213

*	Intercontinental Exchange Inc.	448,271	36,955
	The Principal Financial Group, Inc.	1,609,191	36,319
	Plum Creek Timber Co. Inc. REIT	1,034,882	35,952
	Invesco, Ltd.	2,388,620	34,492
	Regions Financial Corp.	4,293,371	34,175
	Ameriprise Financial, Inc.	1,343,967	31,395
	The Hartford Financial
	Services Group Inc.	1,869,454	30,696
	Lincoln National Corp.	1,587,779	29,914
	Fifth Third Bancorp	3,583,245	29,598
	Cincinnati Financial Corp.	1,007,570	29,290
	Avalonbay Communities, Inc. REIT	478,495	28,987
	Discover Financial Services	2,977,905	28,379
	M & T Bank Corp.	479,081	27,504
	American International Group, Inc.	16,684,044	26,194
	KeyCorp	3,071,578	26,170
	Kimco Realty Corp. REIT	1,421,036	25,977
*	SLM Corp.	2,899,470	25,805
	Host Hotels & Resorts Inc. REIT	3,242,531	24,546
	Moody’s Corp.	1,205,311	24,215
	Torchmark Corp.	527,689	23,588
	National City Corp.	12,864,132	23,284
	ProLogis REIT	1,645,185	22,852
	Marshall & Ilsley Corp.	1,612,021	21,988
	Assurant, Inc.	728,402	21,852
*	Leucadia National Corp.	1,098,365	21,748
*	Nasdaq Stock Market Inc.	843,166	20,835
	Legg Mason Inc.	878,999	19,259
	Comerica, Inc.	932,025	18,501
	Zions Bancorp	714,408	17,510
	Huntington Bancshares Inc.	2,267,027	17,365
	First Horizon National Corp.	1,271,583	13,441
	CIT Group Inc.	2,233,426	10,140
*	Sovereign Bancorp, Inc.	3,379,129	10,070
	Federated Investors, Inc.	549,863	9,326
	Janus Capital Group Inc.	978,014	7,853
	Genworth Financial Inc.	2,674,717	7,569
	XL Capital Ltd. Class A	2,042,747	7,558
	Apartment Investment & Management Co.
	Class A REIT	625,250	7,222
*	CB Richard Ellis Group, Inc.	1,377,100	5,949
^	MBIA, Inc.	1,163,336	4,735

11

Institutional Index Fund

			Market
			Value•
		Shares	($000)
^	American Capital Ltd.	1,281,787	4,153
*,^	E*TRADE Financial Corp.	3,475,137	3,996
	Developers Diversified
	Realty Corp. REIT	737,627	3,600
			6,475,216
Health Care (14.7%)
	Johnson & Johnson	17,212,855	1,029,845
	Pfizer Inc.	41,831,786	740,841
	Abbott Laboratories	9,625,797	513,729
	Merck & Co., Inc.	13,116,118	398,730
*	Amgen Inc.	6,573,190	379,602
	Wyeth	8,260,385	309,847
*	Gilead Sciences, Inc.	5,707,044	291,858
	Bristol-Myers Squibb Co.	12,281,284	285,540
	Eli Lilly & Co.	6,207,152	249,962
	Medtronic, Inc.	6,937,356	217,972
	Baxter International, Inc.	3,847,541	206,190
	UnitedHealth Group Inc.	7,493,174	199,318
	Schering-Plough Corp.	10,085,152	171,750
*	Celgene Corp.	2,842,607	157,139
*	WellPoint Inc.	3,158,138	133,052
*	Medco Health Solutions, Inc.	3,089,744	129,491
	Covidien Ltd.	3,124,297	113,225
*	Genzyme Corp.	1,678,394	111,395
	Becton, Dickinson & Co.	1,508,360	103,157
*	Thermo Fisher Scientific, Inc.	2,607,131	88,825
*	Biogen Idec Inc.	1,810,108	86,215
*	Express Scripts Inc.	1,535,291	84,410
	Aetna Inc.	2,860,757	81,532
	Allergan, Inc.	1,907,885	76,926
	Cardinal Health, Inc.	2,231,144	76,908
*	Boston Scientific Corp.	9,315,746	72,104
*	St. Jude Medical, Inc.	2,135,396	70,383
	McKesson Corp.	1,711,819	66,299
	Stryker Corp.	1,502,937	60,042
*	Zimmer Holdings, Inc.	1,393,311	56,318
	C.R. Bard, Inc.	615,546	51,866
	Quest Diagnostics, Inc.	983,064	51,031
*	Forest Laboratories, Inc.	1,869,926	47,627
*	Laboratory Corp. of America Holdings	670,098	43,161
*	Humana Inc.	1,046,837	39,026
	AmerisourceBergen Corp.	969,368	34,568
*	Cephalon, Inc.	424,767	32,724
*	DaVita, Inc.	644,109	31,929
*	Intuitive Surgical, Inc.	242,748	30,827
	CIGNA Corp.	1,705,442	28,737
*	Varian Medical Systems, Inc.	771,040	27,017
*	Hospira, Inc.	990,319	26,560
	DENTSPLY International Inc.	924,290	26,102
*	Life Technologies Corp.	1,070,795	24,960

*	Waters Corp.	608,825	22,313
*,^	Mylan Inc.	1,887,029	18,663
*	Millipore Corp.	342,192	17,630
*	Watson Pharmaceuticals, Inc.	647,919	17,215
	IMS Health, Inc.	1,126,424	17,077
*	King Pharmaceuticals, Inc.	1,526,560	16,212
*	Coventry Health Care Inc.	922,743	13,730
*	Patterson Companies, Inc.	565,977	10,612
	PerkinElmer, Inc.	733,111	10,198
	Teva Pharmaceutical Industries Ltd.
	Sponsored ADR	72,534	3,088
*	Tenet Healthcare Corp.	2,574,533	2,961
			7,208,439
Industrials (11.0%)
	General Electric Co.	65,160,121	1,055,594
	United Parcel Service, Inc.	6,174,048	340,561
	United Technologies Corp.	5,897,511	316,107
	3M Co.	4,299,007	247,365
	The Boeing Co.	4,546,442	193,997
	Emerson Electric Co.	4,758,814	174,220
	Lockheed Martin Corp.	2,065,546	173,671
	Caterpillar, Inc.	3,742,507	167,178
	Union Pacific Corp.	3,141,884	150,182
	Honeywell International Inc.	4,505,941	147,930
	General Dynamics Corp.	2,418,674	139,291
	Burlington Northern Santa Fe Corp.	1,741,513	131,850
	Raytheon Co.	2,547,934	130,047
	FedEx Corp.	1,931,034	123,876
	Norfolk Southern Corp.	2,297,232	108,085
	Deere & Co.	2,649,255	101,519
	Waste Management, Inc.	3,043,596	100,865
	Northrop Grumman Corp.	2,028,402	91,359
	Danaher Corp.	1,586,374	89,805
	Illinois Tool Works, Inc.	2,441,912	85,589
	CSX Corp.	2,447,369	79,466
	PACCAR, Inc.	2,250,242	64,357
	Tyco International, Ltd.	2,934,181	63,378
	C.H. Robinson Worldwide Inc.	1,049,802	57,771
	L-3 Communications Holdings, Inc.	740,851	54,660
	ITT Industries, Inc.	1,126,715	51,818
	Precision Castparts Corp.	865,017	51,451
	Eaton Corp.	1,023,180	50,862
	Fluor Corp.	1,126,143	50,530
	Republic Services, Inc. Class A	1,991,967	49,381
	Expeditors International of
	Washington, Inc.	1,315,741	43,775
	Parker Hannifin Corp.	999,928	42,537

12

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Southwest Airlines Co.	4,589,727	39,563
	Rockwell Collins, Inc.	982,330	38,399
	Dover Corp.	1,153,911	37,987
*	Jacobs Engineering Group Inc.	762,406	36,672
	Ingersoll-Rand Co.	1,978,024	34,319
	Cummins Inc.	1,249,468	33,398
	Pitney Bowes, Inc.	1,278,969	32,588
	W.W. Grainger, Inc.	401,209	31,631
	Cooper Industries, Inc. Class A	1,075,435	31,435
	Rockwell Automation, Inc.	878,021	28,307
	Goodrich Corp.	763,880	28,279
^	Fastenal Co.	801,858	27,945
*	Stericycle, Inc.	531,004	27,655
	The Dun & Bradstreet Corp.	334,548	25,827
	Masco Corp.	2,233,217	24,856
	Avery Dennison Corp.	659,613	21,589
	Pall Corp.	731,277	20,790
	Textron, Inc.	1,496,110	20,751
	Equifax, Inc.	782,263	20,746
	Robert Half International, Inc.	960,884	20,006
	Cintas Corp.	815,463	18,943
	Flowserve Corp.	350,232	18,037
	R.R. Donnelley & Sons Co.	1,269,667	17,242
	Ryder System, Inc.	344,545	13,361
*	Monster Worldwide Inc.	761,980	9,212
	The Manitowoc Co., Inc.	804,995	6,971
*	Raytheon Co. Warrants Exp. 6/16/11	20,998	334
*	Iron Mountain, Inc.	4,100	101
			5,396,021
Information Technology (15.2%)
	Microsoft Corp.	47,460,231	922,627
	International Business Machines Corp.	8,334,623	701,442
*	Cisco Systems, Inc.	36,323,880	592,079
	Hewlett-Packard Co.	15,193,850	551,385
	Intel Corp.	34,505,604	505,852
*	Apple Inc.	5,514,844	470,692
*	Google Inc.	1,484,041	456,565
*	Oracle Corp.	24,302,806	430,889
	QUALCOMM Inc.	10,270,305	367,985
*	EMC Corp.	12,660,888	132,560
	Texas Instruments, Inc.	8,043,112	124,829
	Automatic Data Processing, Inc.	3,150,961	123,959
*	Dell Inc.	10,736,429	109,941
*	Yahoo! Inc.	8,609,544	105,036
*	eBay Inc.	6,654,726	92,900
	Corning, Inc.	9,643,238	91,900
	Applied Materials, Inc.	8,323,891	84,321
*	Adobe Systems, Inc.	3,294,192	70,133
*	Symantec Corp.	5,186,865	70,126
	MasterCard, Inc. Class A	449,013	64,177

	Western Union Co.	4,439,587	63,664
	Motorola, Inc.	14,061,020	62,290
*	Juniper Networks, Inc.	3,275,557	57,355
	Paychex, Inc.	1,992,312	52,358
*	Intuit, Inc.	1,985,830	47,243
*	Broadcom Corp.	2,755,604	46,763
	Tyco Electronics Ltd.	2,839,325	46,025
	CA, Inc.	2,443,934	45,286
	Xerox Corp.	5,370,672	42,804
*	Fiserv, Inc.	993,691	36,141
	Analog Devices, Inc.	1,806,798	34,365
*	Agilent Technologies, Inc.	2,171,657	33,943
*	Computer Sciences Corp.	939,976	33,031
*	Cognizant Technology Solutions Corp.	1,806,734	32,630
*	Electronic Arts Inc.	1,991,066	31,937
	Harris Corp.	835,147	31,777
*	BMC Software, Inc.	1,163,489	31,310
*	McAfee Inc.	901,925	31,180
	Altera Corp.	1,845,087	30,831
	Linear Technology Corp.	1,375,812	30,433
	Xilinx, Inc.	1,699,571	30,286
*	NetApp, Inc.	2,048,704	28,620
*	Affiliated Computer
	Services, Inc. Class A	605,334	27,815
*	Autodesk, Inc.	1,404,173	27,592
*	NVIDIA Corp.	3,332,496	26,893
*	Citrix Systems, Inc.	1,127,202	26,568
	Amphenol Corp.	1,090,797	26,157
*	VeriSign, Inc.	1,204,084	22,974
	KLA-Tencor Corp.	1,047,833	22,832
	Microchip Technology, Inc.	1,126,448	22,000
*	FLIR Systems, Inc.	696,042	21,355
*	salesforce.com, inc.	649,851	20,802
*	MEMC Electronic Materials, Inc.	1,392,871	19,890
	Fidelity National Information
	Services, Inc.	1,176,667	19,144
*	Sun Microsystems, Inc.	4,574,096	17,473
	Total System Services, Inc.	1,219,078	17,067
*	Teradata Corp.	1,090,104	16,166
*	Akamai Technologies, Inc.	1,047,529	15,807
*	SanDisk Corp.	1,400,022	13,440
*	LSI Corp.	3,995,544	13,145
*	Lexmark International, Inc.	485,607	13,063
	Molex, Inc.	872,499	12,643
*	Micron Technology, Inc.	4,740,162	12,514
	National Semiconductor Corp.	1,210,786	12,193
*	QLogic Corp.	794,038	10,672

13

Institutional Index Fund

			Market
			Value•
		Shares	($000)
*	Compuware Corp.	1,529,950	10,327
*	Tellabs, Inc.	2,470,472	10,178
	Jabil Circuit, Inc.	1,300,849	8,781
*	Novell, Inc.	2,136,936	8,313
*	Advanced Micro Devices, Inc.	3,757,592	8,116
*	Novellus Systems, Inc.	603,092	7,442
*	JDS Uniphase Corp.	1,357,622	4,955
*	Convergys Corp.	755,855	4,845
*	Teradyne, Inc.	1,048,299	4,424
*	Ciena Corp.	559,983	3,752
			7,459,008
Materials (2.9%)
	Monsanto Co.	3,399,378	239,146
	E.I. du Pont de Nemours & Co.	5,598,267	141,636
	Newmont Mining Corp. (Holding Co.)	2,818,495	114,713
	Praxair, Inc.	1,913,377	113,578
	Nucor Corp.	1,947,817	89,989
	Dow Chemical Co.	5,731,262	86,485
	Air Products & Chemicals, Inc.	1,300,267	65,364
	Freeport-McMoRan Copper & Gold, Inc.
	Class B	2,343,125	57,266
	Alcoa Inc.	4,965,489	55,911
	Rohm & Haas Co.	775,143	47,896
^	Vulcan Materials Co.	683,482	47,557
	PPG Industries, Inc.	1,018,878	43,231
	Weyerhaeuser Co.	1,310,984	40,129
	Ecolab, Inc.	1,040,325	36,567
	Sigma-Aldrich Corp.	777,852	32,856
	International Paper Co.	2,652,940	31,305
	United States Steel Corp.	721,434	26,837
*	Owens-Illinois, Inc.	902,187	24,657
	Ball Corp.	587,013	24,414
*	Pactiv Corp.	813,775	20,247
	CF Industries Holdings, Inc.	352,209	17,315
	Allegheny Technologies Inc.	596,452	15,227
	Bemis Co., Inc.	617,338	14,619
	Sealed Air Corp.	977,870	14,609
	International Flavors & Fragrances, Inc.	487,118	14,477
	Eastman Chemical Co.	449,351	14,249
	MeadWestvaco Corp.	1,060,143	11,863
	AK Steel Holding Corp.	693,432	6,463
^	Titanium Metals Corp.	527,499	4,647
			1,453,253
Telecommunication Services (3.8%)
	AT&T Inc.	36,558,937	1,041,930
	Verizon Communications Inc.	17,621,821	597,380
*	American Tower Corp. Class A	2,461,261	72,164
^	Qwest Communications International Inc.	9,089,549	33,086
*	Sprint Nextel Corp.	17,725,429	32,438
	Embarq Corp.	881,924	31,714

Windstream Corp.	2,726,623	25,085
CenturyTel, Inc.	620,195	16,950
Frontier Communications Corp.	1,928,065	16,851
		1,867,598
Utilities (4.2%)
Exelon Corp.	4,081,704	226,984
Southern Co.	4,805,472	177,802
Dominion Resources, Inc.	3,606,655	129,263
FPL Group, Inc.	2,535,831	127,628
Duke Energy Corp.	7,849,881	117,827
Entergy Corp.	1,174,708	97,653
FirstEnergy Corp.	1,891,227	91,876
Public Service Enterprise Group, Inc.	3,139,958	91,593
PG&E Corp.	2,239,621	86,696
American Electric Power Co., Inc.	2,503,713	83,324
PPL Corp.	2,326,657	71,405
Consolidated Edison Inc.	1,697,723	66,092
Progress Energy, Inc.	1,632,288	65,047
Edison International	2,021,471	64,930
Sempra Energy	1,511,611	64,440
Xcel Energy, Inc.	2,786,115	51,682
Ameren Corp.	1,311,961	43,636
DTE Energy Co.	1,011,520	36,081
Allegheny Energy, Inc.	1,048,917	35,516
Questar Corp.	1,076,147	35,179
* AES Corp.	4,174,174	34,395
Wisconsin Energy Corp.	725,520	30,457
Constellation Energy Group, Inc.	1,107,133	27,778
Equitable Resources, Inc.	811,974	27,242
CenterPoint Energy Inc.	2,135,483	26,950
SCANA Corp.	674,938	24,028
Pepco Holdings, Inc.	1,341,664	23,828
Integrys Energy Group, Inc.	473,368	20,345
Pinnacle West Capital Corp.	624,365	20,061
NiSource, Inc.	1,698,483	18,632
TECO Energy, Inc.	1,317,903	16,276
CMS Energy Corp.	1,401,130	14,151
Nicor Inc.	279,861	9,722
* Dynegy, Inc.	3,123,142	6,246
		2,064,765
Total Common Stocks
(Cost $58,627,033)		48,781,752

14

Institutional Index Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (1.0%)[1]
Money Market Fund (0.9%)
2,3	Vanguard Market Liquidity
	Fund, 1.378%	460,193,060	460,193

		Face
		Amount
		($000)
U.S. Agency Obligations (0.1%)
4	Federal Home Loan
	Mortgage Corp.
5	2.268%, 2/18/09	10,000	9,999
5	2.642%, 2/19/09	20,000	19,997
5	1.206%, 4/30/09	12,000	11,988
			41,984
Total Temporary Cash Investments
(Cost $502,044)			502,177
Total Investments (100.2%)
(Cost $59,129,077)			49,283,929
Other Assets and Liabilities (–0.2%)
Other Assets			402,612
Liabilities[3]			(499,782)
			(97,170)
Net Assets (100%)			49,186,759

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	63,013,029
Undistributed Net Investment Income	9,614
Accumulated Net Realized Losses	(4,003,121)
Unrealized Appreciation (Depreciation)
Investment Securities	(9,845,148)
Futures Contracts	12,385
Net Assets	49,186,759

Institutional Shares—Net Assets
Applicable to 382,142,188 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	31,543,330
Net Asset Value Per Share— Institutional Shares	$82.54

Institutional Plus Shares—Net Assets
Applicable to 213,744,310 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	17,643,429
Net Asset Value Per Share— Institutional Plus Shares	$82.54
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $138,905,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.3%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $151,359,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
5	Securities with a value of $41,984,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Institutional Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	1,442,247
Interest[1]	4,652
Security Lending	15,129
Total Income	1,462,028
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	20,022
Management and Administrative—Institutional Plus Shares	5,721
Total Expenses	25,743
Net Investment Income	1,436,285
Realized Net Gain (Loss)
Investment Securities Sold	(622,584)
Futures Contracts	(109,559)
Realized Net Gain (Loss)	(732,143)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(28,480,566)
Futures Contracts	13,218
Change in Unrealized Appreciation (Depreciation)	(28,467,348)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,763,206)

1 Interest income from an affiliated company of the fund was $3,814,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,436,285	1,343,103
Realized Net Gain (Loss)	(732,143)	391,528
Change in Unrealized Appreciation (Depreciation)	(28,467,348)	1,927,273
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,763,206)	3,661,904
Distributions
Net Investment Income
Institutional Shares	(911,292)	(870,694)
Institutional Plus Shares	(524,799)	(470,683)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,436,091)	(1,341,377)
Capital Share Transactions
Institutional Shares	4,295,881	(1,000,775)
Institutional Plus Shares	2,467,315	4,765,899
Net Increase (Decrease) from Capital Share Transactions	6,763,196	3,765,124
Total Increase (Decrease)	(22,436,101)	6,085,651
Net Assets
Beginning of Period	71,622,860	65,537,209
End of Period[1]	49,186,759	71,622,860

1	Net Assets—End of Period includes undistributed net investment income of $9,614,000 and $9,420,000. See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Index Fund

Financial Highlights

Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$134.14	$129.59	$114.01	$110.70	$101.78
Investment Operations
Net Investment Income	2.521	2.560	2.240	2.050	2.030
Net Realized and Unrealized Gain (Loss)
on Investments	(51.599)	4.550	15.580	3.310	8.910
Total from Investment Operations	(49.078)	7.110	17.820	5.360	10.940
Distributions
Dividends from Net Investment Income	(2.522)	(2.560)	(2.240)	(2.050)	(2.020)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.522)	(2.560)	(2.240)	(2.050)	(2.020)
Net Asset Value, End of Period	$82.54	$134.14	$129.59	$114.01	$110.70

Total Return	–36.95%	5.47%	15.78%	4.91%	10.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,543	$45,847	$45,243	$39,154	$34,990
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.28%	1.90%	1.87%	1.87%	2.00%
Portfolio Turnover Rate[1]	7%	7%	8%	8%	5%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares. See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Financial Highlights

Institutional Plus Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$134.14	$129.59	$114.01	$110.71	$101.78
Investment Operations
Net Investment Income	2.548	2.597	2.269	2.068	2.051
Net Realized and Unrealized Gain (Loss)
on Investments	(51.598)	4.548	15.580	3.310	8.925
Total from Investment Operations	(49.050)	7.145	17.849	5.378	10.976
Distributions
Dividends from Net Investment Income	(2.550)	(2.595)	(2.269)	(2.078)	(2.046)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.550)	(2.595)	(2.269)	(2.078)	(2.046)
Net Asset Value, End of Period	$82.54	$134.14	$129.59	$114.01	$110.71

Total Return	–36.94%	5.50%	15.81%	4.93%	10.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,643	$25,776	$20,294	$17,095	$13,493
Ratio of Total Expenses to Average Net Assets	0.025%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.30%	1.93%	1.90%	1.90%	2.02%
Portfolio Turnover Rate[1]	7%	7%	8%	8%	5%

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $5 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

20

Institutional Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences are primarily attributed to tax deferral of losses on wash sales and will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2008, the fund realized $49,079,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2008, the fund had $9,178,000 of ordinary income available for distribution. The fund had available realized losses of $3,635,716,000 to offset future net capital gains of $385,639,000 through December 31, 2009, $1,269,960,000 through December 31, 2010, $98,196,000 through December 31, 2011, $481,996,000 through December 31, 2013, $663,742,000 through December 31, 2014, $54,429,000 through December 31, 2015, $656,585,000 through December 31, 2016, and $25,169,000 through December 31, 2017. Capital loss carryforward of $32,279,000 expired on December 31, 2008; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At December 31, 2008, the cost of investment securities for tax purposes was $59,483,659,000. Net unrealized depreciation of investment securities for tax purposes was $10,199,730,000, consisting of unrealized gains of $6,967,644,000 on securities that had risen in value since their purchase and $17,167,374,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

		($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
S&P 500 Index	1,208	271,830	9,502
E-mini S&P 500 Index	1,671	75,204	2,883

21

Institutional Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2008, the fund purchased $10,783,222,000 of investment securities and sold $4,289,056,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	10,979,735	100,686	9,610,752	71,317
Issued in Lieu of Cash Distributions	827,364	8,027	788,394	5,802
Redeemed	(7,511,218)	(68,358)	(11,399,921)	(84,455)
Net Increase (Decrease)—Institutional Shares	4,295,881	40,355	(1,000,775)	(7,336)
Institutional Plus Shares
Issued	5,751,623	52,099	7,888,529	58,605
Issued in Lieu of Cash Distributions	506,788	4,911	452,601	3,329
Redeemed	(3,791,096)	(35,416)	(3,575,231)	(26,382)
Net Increase (Decrease)—Institutional Plus Shares	2,467,315	21,594	4,765,899	35,552

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	49,241,945	12,385
Level 2—Other significant observable inputs	41,984	—
Level 3—Significant unobservable inputs	—	—
Total	49,283,929	12,385

22

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Index Fund (constituting a separate portfolio of Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and broker, and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2009

Special 2008 tax information (unaudited) for Vanguard Institutional Index Fund

This information for the fiscal year ended December 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,436,092,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 97.1% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	6/30/2008	12/31/2008	Period[1]
Based on Actual Fund Return
Institutional Shares	$1,000.00	$715.78	$0.22
Institutional Plus Shares	1,000.00	715.88	0.11
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.95	$0.26
Institutional Plus Shares	1,000.00	1,025.08	0.13

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.050% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

24

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

25

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

26

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

27

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 155 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
Principal Occupation(s) During the Past Five Years:
John J. Brennan[1]	Chairman, President, and Chief Executive
Born 1954. Trustee Since May 1987. Chairman of	Officer of Rohm and Haas Co. (chemicals);
the Board. Principal Occupation(s) During the Past Five	Board Member of the American Chemistry Council;
Years: Chairman of the Board and Director/Trustee of	Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the	manufacturing and services), since 2005.
investment companies served by The Vanguard Group;
Chief Executive Officer and President of The Vanguard	Amy Gutmann
Group and of each of the investment companies served	Born 1949. Trustee Since June 2006. Principal
by The Vanguard Group (1996–2008).	Occupation(s) During the Past Five Years:
President of the University of Pennsylvania since
Independent Trustees	2004; Professor in the School of Arts and Sciences,
Annenberg School for Communication, and
Charles D. Ellis	Graduate School of Education of the University of
Born 1937. Trustee Since January 2001. Principal	Pennsylvania since 2004; Provost (2001–2004)
Occupation(s) During the Past Five Years: Applecore	and Laurance S. Rockefeller Professor of Politics
Partners (pro bono ventures in education); Senior	and the University Center for Human Values
Advisor to Greenwich Associates (international business	(1990–2004), Princeton University; Director of
strategy consulting); Successor Trustee of Yale University;	Carnegie Corporation of New York since 2005
Overseer of the Stern School of Business at New York	and of Schuylkill River Development Corporation
University; Trustee of the Whitehead Institute for	and Greater Philadelphia Chamber of Commerce
Biomedical Research.	since 2004; Trustee of the National Constitution
Center since 2007.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Retired	Born 1950. Trustee Since July 1998. Principal
Executive Chief Staff and Marketing Officer for	Occupation(s) During the Past Five Years: Retired
North America and Corporate Vice President of	Corporate Vice President, Chief Global Diversity
Xerox Corporation (photocopiers and printers);	Officer, and Member of the Executive Committee
Director of SPX Corporation (multi-industry	of Johnson & Johnson (pharmaceuticals/consumer
manufacturing), of the United Way of Rochester,	products); Vice President and Chief Information
and of the Boy Scouts of America.	Officer (1997–2005) of Johnson & Johnson;
Director of the University Medical Center at
Princeton and Women’s Research and Education
Institute.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August
Occupation(s) During the Past Five Years: George Gund	2008. President Since March 2008. Principal
Professor of Finance and Banking, Senior Associate	Occupation(s) During the Past Five Years: Chief

Dean, and Director of Faculty Recruiting, Harvard	Executive Officer, Director, and President of
Business School; Director and Chairman of UNX, Inc.	The Vanguard Group, Inc., since 2008; Chief
(equities trading firm); Chair of the Investment	Executive Officer and President of each of the
Committee of HighVista Strategies LLC (private	investment companies served by The Vanguard
investment firm) since 2005.	Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Heidi Stam[1]
Occupation(s) During the Past Five Years: Chairman,	Born 1956. Secretary Since July 2005. Principal
President, Chief Executive Officer, and Director of	Occupation(s) During the Past Five Years: Managing
NACCO Industries, Inc. (forklift trucks/housewares/	Director of The Vanguard Group, Inc., since 2006;
lignite); Director of Goodrich Corporation (industrial	General Counsel of The Vanguard Group since
products/aircraft systems and services).	2005;Secretary of The Vanguard Group and of
each of the investment companies served by The
Vanguard Group since 2005; Director and Senior
J. Lawrence Wilson	Vice President of Vanguard Marketing
Born 1936. Trustee Since April 1985. Principal	Corporation since 2005; Principal of The Vanguard
Occupation(s) During the Past Five Years: Retired	Group (1997–2006).
Chairman and Chief Executive Officer of Rohm and
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of
Culver Educational Foundation.	Vanguard Senior Management Team

Executive Officers	R. Gregory Barton	James M. Norris
	Mortimer J. Buckley	Ralph K. Packard
Thomas J. Higgins[1]	Kathleen C. Gubanich	Glenn W. Reed
Born 1957. Chief Financial Officer Since September	Paul A. Heller	George U. Sauter
2008. Principal Occupation(s) During the Past Five	Michael S. Miller
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer	Founder
of each of the investment companies served by The
Vanguard Group (1998–2008).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are
from Lipper Inc. or Morningstar, Inc.,
Direct Investor Account Services > 800-662-2739	unless otherwise noted.

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s
proxy voting guidelines by visiting our website,
Text Telephone for People	www.vanguard.com, and searching for
With Hearing Impairment > 800-952-3335	“proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website,
This material may be used in conjunction	www.sec.gov.
with the offering of shares of any Vanguard	In addition, you may obtain a free report on
fund only if preceded or accompanied by	how your fund voted the proxies for
the fund’s current prospectus.	securities it owned during the 12 months
ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.
The funds or securities referred to herein are not
sponsored, endorsed, or promoted by MSCI, and	You can review and copy information about
MSCI bears no liability with respect to any such	your fund at the SEC’s Public Reference
funds or securities. For any such funds or securities,	Room in Washington, D.C.
the prospectus or the Statement of Additional
Information contains a more detailed description of	To find out more about this public service, call
the limited relationship MSCI has with The	the SEC at 202-551-8090. Information
Vanguard Group and any related funds.	about your fund is also available on the
Russell is a trademark of The Frank Russell	SEC’s website, and you can receive
Company.	copies of this information, for a fee, by
sending a request in either of two ways: via e-
Standard & Poor’s 500®, S&P 500®, and 500 are	mail addressed to publicinfo@sec.gov or via
trademarks of The McGraw-Hill Companies, Inc.,	regular mail addressed to the Public
and have been licensed for use by The Vanguard	Reference Section, Securities and Exchange
Group, Inc. Vanguard mutual funds are not	Commission, Washington, DC 20549-0102.
sponsored, endorsed, sold, or promoted by Standard
& Poor’s, and Standard & Poor’s makes no
representation regarding the advisability
of investing in the funds.
© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q940 022009

Vanguard Institutional Total Stock Market Index Fund Annual Report

December 31, 2008

>	The U.S. stock market in 2008 suffered its worst calendar-year decline since 1931. No sector was spared.
>	Vanguard Institutional Total Stock Market Index Fund closely tracked its target index, returning –36.90% for Institutional Shares and –36.89% for Institutional Plus Shares.
>	The financials and information technology sectors accounted for a substantial portion of the fund’s losses.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	9
About Your Fund’s Expenses	53
Glossary	55

Institutional Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares[1]	VITNX	–36.90%
Institutional Plus Shares[2]	VITPX	–36.89
MSCI® US Broad Market Index		–37.04
Average Multi-Cap Core Fund[3]		–38.79

Your Fund’s Performance at a Glance

December 31, 2007–December 31, 2008

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Total Stock Market
Index Fund
Institutional Shares	$31.89	$19.68	$0.552	$0.000
Institutional Plus Shares	31.89	19.68	0.557	0.000

1	This class of shares carries low expenses and is available for a minimum investment of $100 million.
2	This class of shares also carries low expenses and is available for a minimum investment of $200 million.
3	Derived from data provided by Lipper Inc.

President’s Letter

Dear Shareholder,

Stocks plunged steeply in the fourth quarter, wrapping up a tumultuous 12 months in which the equity markets steadily declined as investors worried about a global economic slump and frozen credit markets. Stocks of all investment styles—large-, mid-, and small- capitalizations, as well as value and growth—and just about all investment approaches were swept lower.

Vanguard Institutional Total Stock Market Index Fund, as usual, did its job of tracking specific market segments efficiently and at low cost, although of course we all wish that the outcomes were happier. Institutional Shares of the fund returned –36.90% and Institutional Plus Shares returned –36.89% for the year.

Global stock markets faced historic challenges

Problems that had festered in the financial markets for much of 2008 erupted in the year’s final months, leading to high-profile bankruptcies and government rescues. U.S. stocks returned about –23% for the fourth quarter. For the full 12 months, the U.S. stock market returned about –37%, the worst calendar-year performance since 1931. The financial sector, the epicenter of the crisis, was hardest hit, but no sector was safe from the market’s violent downdraft.

Overseas, the news was worse. Stock markets outside the United States returned about –45%, as credit-market turmoil and economic distress reverberated worldwide. Emerging markets fell especially hard, in part because of collapsing commodity prices, which put pressure on the group’s many natural-resource producers.

U.S. Treasuries provided a safe and liquid haven

Bonds provided shelter from the stock market turmoil, though strength was largely confined to U.S. Treasuries. Treasuries surged as investors bid up the highest-quality, most liquid securities. The Federal Reserve Board added fuel to the rally with repeated cuts in its target for the federal funds rate, a benchmark for short-term interest rates. At the start of 2008, the federal funds rate stood at 4.25%; by year-end, it was between 0.00% and 0.25%.

U.S. government-backed mortgage securities also performed well, though corporate and municipal bonds struggled. For the full year, the broad taxable bond market returned 5.24%.

Energy, credit crisis, and recession combined to scuttle fund returns

The two largest sectors of the Institutional Total Stock Market Index Fund are financials and information technology, which together accounted for about a third of its holdings (almost evenly split between them) on average during the period. During a year in which every sector posted large double-digit losses, these two sectors accounted for the lion’s share of the fund’s decline.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2008
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	–37.60%	–8.66%	–2.04%
Russell 2000 Index (Small-caps)	–33.79	–8.29	–0.93
Dow Jones Wilshire 5000 Index (Entire market)	–37.34	–8.43	–1.67
MSCI All Country World Index ex USA
(International)	–45.24	–6.57	3.00

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	5.24%	5.51%	4.65%
Barclays Capital Municipal Bond Index	–2.47	1.86	2.71
Citigroup 3-Month Treasury Bill Index	1.80	3.76	3.10

CPI
Consumer Price Index	0.09%	2.22%	2.67%

Both sectors struggled under severe pressure. The financial industry grappled with impaired assets producing nearly frozen credit markets throughout the year, and by the end of 2008, the structure of Wall Street had changed dramatically. Information technology companies faced recession-induced belt-tightening by corporate and consumer customers alike.

Industrial and energy holdings, which accounted for about a quarter of assets, put additional pressure on the fund. The recession, which began just before the fiscal year did, took its toll on industrial companies—typically the first sector to feel the brunt of a recession. Energy prices soared, then collapsed, whipsawing the energy sector. In our mid-year report, we told you that energy stocks were the market’s best performers, but the sector has since lost a third of its value.

The challenge for investors now: Don’t lose sight of the long term

As Vanguard has long advised investors, a sensible approach to evaluating an investment is to assess its longer-term performance. That can help you put short-term swings (especially downward swings) in perspective—something particularly valuable in trying times like these.

However, an investment’s longer-term record can be skewed, for better or worse, by the most recent short-term results. The Institutional Total Stock Market Index Fund provides a good example. When we

Total Returns
August 31, 2001[1]–December 31, 2008
Average
Annual Return
Institutional Total Stock Market Index Fund Institutional Shares	–0.21%
Spliced Institutional Total Stock Market Index[2]	–0.28
Average Multi-Cap Core Fund[3]	–1.34

May 31, 2001[1]–December 31, 2008
Average
Annual Return
Institutional Total Stock Market Index Fund Institutional Plus Shares	–1.42%
Spliced Institutional Total Stock Market Index[2]	–1.52
Average Multi-Cap Core Fund[3]	–2.44

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1	Share-class inception.
2	Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter.
3	Derived from data provided by Lipper Inc.

reported to you 12 months ago, the fund’s Institutional Shares had provided an annual average return of 7.3% and its Institutional Plus Shares had returned an average of 5.5% per year since inception (August and May 2001, respectively). Following the unusually difficult 2008 year, the longer-term picture now looks very different: Through this past December 31, Total Stock Market’s Institutional Shares and Institutional Plus shares posted average annual returns of –0.21% and –1.42%, respectively.

The numbers suggest that while longer-term returns are clearly a better anchor for expectations than one-year results, they too can be heavily influenced by recent performance, especially during extraordinarily volatile years such as 2008.

Advantages remain despite rocky times for equities

Over the past year, global financial markets have experienced an unnerving confluence of events. The result is no doubt discouraging.

In our view, however, it does nothing to invalidate the long-term case for equities. We expect stocks to outperform less-risky assets precisely because stocks can occasionally produce such dismal returns. Financial theory, affirmed by the historical evidence, dictates that investors need to be compensated for this risk.

The Institutional Total Stock Market Index Fund is an excellent way to obtain efficient, cost-effective, and broadly diversified exposure to the U.S. stock market, and can serve as the foundation for a balanced portfolio.

Thank you for entrusting your institution’s assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

January 13, 2009

Institutional Total Stock Market Index Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	3,272	3,706
Median Market Cap	$25.3B	$25.3B
Price/Earnings Ratio	11.7x	11.7x
Price/Book Ratio	1.7x	1.7x
Yield[2]		2.8%
Institutional Shares	2.8%
Institutional Plus Shares	2.8%
Return on Equity	20.9	20.9
Earnings Growth Rate	17.3	17.4
Foreign Holdings	0.0%	0.0%
Turnover Rate	13%	—
Expense Ratio (12/31/2007)[3]		—
Institutional Shares	0.045%
Institutional Plus Shares	0.025%
Short-Term Reserves	0.3%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	9.1%	9.1%
Consumer Staples	11.2	11.2
Energy	12.2	12.2
Financials	14.9	14.9
Health Care	14.5	14.5
Industrials	11.5	11.5
Information Technology	15.5	15.5
Materials	3.3	3.3
Telecommunication Services	3.4	3.4
Utilities	4.4	4.4

Volatility Measures[4]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.00

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	4.3%
The Procter & Gamble Co.	household products	1.9
General Electric Co.	Industrial conglomerates	1.7
AT&T Inc.	Integrated telecommunication services	1.7
Johnson & Johnson	pharmaceuticals	1.7
Microsoft Corp.	systems software	1.6
Chevron Corp.	integrated oil and gas	1.6
Wal-Mart Stores, Inc.	Hypermarkets and supercenters	1.4
Pfizer Inc.	pharmaceuticals	1.2
JPMorgan Chase & Co.	Diversified financial services	1.2
Top Ten		18.3%

Investment Focus

1	MSCI US Broad Market Index.
2	30-day SEC yield for the fund; annualized dividend yield for the index. See the Glossary.
3

The expense ratios shown are from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, expense ratios were 0.045% for Institutional Shares and 0.025% for Institutional Plus Shares.

4	For an explanation of R-squared, beta, and other terms used here, see the Glossary.
5	The holdings listed exclude any temporary cash investments and equity index products.

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2001–December 31, 2008

Initial Investment of $100,000,000

	Average Annual Total Returns
Periods Ended December 31, 2008				Final Value of a
			Since	$100,000,000
	One Year	Five Years	Inception[1]	Investment
Institutional Total Stock Market Index Fund
Institutional Shares	–36.90%	–1.61%	–0.21%	$98,465,598
Spliced Institutional Total Stock Market Index[2]	–37.04	–1.66	–0.28	98,000,122
Average Multi-Cap Core Fund[3]	–38.79	–2.66	–1.34	90,555,425

				Final Value of a
			Since	$200,000,000
	One Year	Five Years	Inception[1]	Investment
Institutional Total Stock Market Index Fund
Institutional Plus Shares	–36.89%	–1.59%	–1.42%	$179,389,850
Spliced Institutional Total Stock Market Index[2]	–37.04	–1.66	–1.52	178,063,431

1 Performance for the fund and its comparative standards is calculated since the following inception dates: August 31, 2001, for Institutional Shares; May 31, 2001, for Institutional Plus Shares.

2 Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter.

3 Derived from data provided by Lipper Inc.

Institutional Total Stock Market Index Fund

Fiscal Year Total Returns (%): August 31, 2001—December 31, 2008

1 Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter.

Note: See Financial Highlights tables for dividend and capital gains information.

Institutional Total Stock Market Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (98.9%)[1]
Consumer Discretionary (9.0%)
	McDonald’s Corp.	893,884	55,591
	Comcast Corp. Class A	2,120,403	35,792
	The Walt Disney Co.	1,416,768	32,146
	Home Depot, Inc.	1,348,745	31,048
	Time Warner, Inc.	2,847,396	28,645
	Lowe’s Cos., Inc.	1,163,505	25,039
	Target Corp.	585,204	20,207
	News Corp., Class A	1,762,140	16,018
	NIKE, Inc. Class B	297,677	15,182
*	Amazon.com, Inc.	253,877	13,019
	Yum! Brands, Inc.	372,587	11,736
*	DIRECTV Group, Inc.	485,226	11,117
	Staples, Inc.	558,006	9,999
	Johnson Controls, Inc.	471,939	8,570
	Carnival Corp.	347,293	8,446
*	Kohl’s Corp.	231,652	8,386
*	Apollo Group, Inc. Class A	106,791	8,182
*	Viacom Inc. Class B	425,506	8,110
	Best Buy Co., Inc.	278,422	7,826
	TJX Cos., Inc.	333,780	6,866
*	Liberty Media Corp.	391,785	6,848
	Omnicom Group Inc.	253,379	6,821
	H & R Block, Inc.	261,672	5,945
	The McGraw-Hill Cos., Inc.	252,982	5,867
*	Coach, Inc.	267,755	5,561
*	Starbucks Corp.	580,945	5,496
	The Gap, Inc.	402,968	5,396
*	Bed Bath & Beyond, Inc.	207,083	5,264
*	AutoZone Inc.	35,362	4,932
	Fortune Brands, Inc.	119,390	4,928
	Genuine Parts Co.	128,877	4,879
	Sherwin-Williams Co.	79,550	4,753
	Mattel, Inc.	287,155	4,594
	Marriott International, Inc. Class A	224,384	4,364

	Tim Hortons, Inc.	146,073	4,213
	CBS Corp.	471,581	3,862
	VF Corp.	69,490	3,806
	Macy’s Inc.	336,290	3,481
	J.C. Penney Co., Inc. (Holding Co.)	167,645	3,303
*^	Ford Motor Co.	1,399,466	3,205
	Harley-Davidson, Inc.	188,199	3,194
	Ross Stores, Inc.	105,668	3,142
	Cablevision Systems NY Group Class A	185,753	3,128
*	O’Reilly Automotive, Inc.	101,715	3,127
*	Time Warner Cable, Inc.	143,460	3,077
*	Dollar Tree, Inc.	72,088	3,013
	Darden Restaurants Inc.	105,415	2,971
	DeVry, Inc.	51,448	2,954
	Hasbro, Inc.	100,931	2,944
*	ITT Educational Services, Inc.	30,930	2,938
	International Game Technology	236,143	2,808
	Family Dollar Stores, Inc.	105,607	2,753
*	GameStop Corp. Class A	123,722	2,680
	Starwood Hotels & Resorts Worldwide, Inc.	148,428	2,657
	Advance Auto Parts, Inc.	76,088	2,560
	Whirlpool Corp.	59,275	2,451
	Limited Brands, Inc.	244,086	2,451
	Strayer Education, Inc.	11,415	2,447
	Tiffany & Co.	100,228	2,368
*	Toll Brothers, Inc.	107,452	2,303
*	Priceline.com, Inc.	29,408	2,166
	Newell Rubbermaid, Inc.	220,911	2,161
*^	Sears Holdings Corp.	55,467	2,156
*^	Wynn Resorts Ltd.	49,097	2,075
	Polo Ralph Lauren Corp.	45,054	2,046
	BorgWarner, Inc.	92,602	2,016
	Black & Decker Corp.	47,807	1,999
*	Mohawk Industries, Inc.	46,372	1,993
	Leggett & Platt, Inc.	128,156	1,947
	The Stanley Works	56,395	1,923
	Pulte Homes, Inc.	174,581	1,908
*	Liberty Global, Inc. Class A	119,266	1,899

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Washington Post Co. Class B	4,823	1,882
	PetSmart, Inc.	101,556	1,874
*	DISH Network Corp.	168,830	1,872
*	Liberty Global, Inc. Series C	122,576	1,861
	Burger King Holdings Inc.	75,903	1,813
	Snap-On Inc.	45,916	1,808
	Comcast Corp. Special Class A	109,441	1,767
	Garmin Ltd.	91,037	1,745
	Nordstrom, Inc.	129,098	1,718
	D. R. Horton, Inc.	227,912	1,611
	Abercrombie & Fitch Co.	69,634	1,606
	Wendy’s/Arby’s Group, Inc.	319,255	1,577
	Scripps Networks Interactive	71,120	1,565
	Royal Caribbean Cruises, Ltd.	111,653	1,535
*	Discovery Communications Inc. Class A	107,638	1,524
	Eastman Kodak Co.	230,304	1,515
*	Interpublic Group of Cos., Inc.	380,832	1,508
*	Discovery Communications Inc. Class C	112,390	1,505
*	NVR, Inc.	3,260	1,487
*	Las Vegas Sands Corp.	249,339	1,479
	Gannett Co., Inc.	182,775	1,462
*	Liberty Media Corp.- Interactive Series A	452,302	1,411
*	Urban Outfitters, Inc.	93,758	1,404
*	DreamWorks Animation SKG, Inc.	55,206	1,395
	American Eagle Outfitters, Inc.	148,885	1,394
*^	CarMax, Inc.	176,538	1,391
*	Career Education Corp.	72,206	1,295
*	Expedia, Inc.	156,964	1,293
	John Wiley & Sons Class A	35,625	1,268
*	Marvel Entertainment, Inc.	40,914	1,258
*	Penn National Gaming, Inc.	58,269	1,246
	Autoliv, Inc.	58,024	1,245
*	Panera Bread Co.	23,355	1,220
	RadioShack Corp.	100,063	1,195
*^	Netflix.com, Inc.	39,154	1,170
^	General Motors Corp.	362,187	1,159
	Tupperware Brands Corp.	50,338	1,143
*	LKQ Corp.	97,952	1,142
	Virgin Media Inc.	225,988	1,128
*	Corinthian Colleges, Inc.	68,652	1,124
*	The Goodyear Tire & Rubber Co.	185,207	1,106
*	WMS Industries, Inc.	40,325	1,085
*^	MGM Mirage, Inc.	78,334	1,078
	Centex Corp.	99,440	1,058
*^	AutoNation, Inc.	106,747	1,055
	Service Corp. International	206,879	1,028
	Gentex Corp.	114,995	1,015
*	Jack in the Box Inc.	45,894	1,014
*	Scientific Games Corp.	56,390	989
*	Dick’s Sporting Goods, Inc.	69,230	977

*	Tractor Supply Co.	26,582	961
*	Big Lots Inc.	65,809	954
*	Hanesbrands Inc.	74,543	950
*	Bally Technologies Inc.	39,220	942
	Wyndham Worldwide Corp.	143,857	942
*	Rent-A-Center, Inc.	53,218	939
	Aaron Rents, Inc.	34,658	923
	Matthews International Corp.	25,063	919
	Foot Locker, Inc.	125,239	919
	MDC Holdings, Inc.	30,164	914
*	Carter’s, Inc.	45,658	879
*	Aeropostale, Inc.	54,041	870
	Brinker International, Inc.	81,953	864
	Hillenbrand Inc.	50,772	847
	KB Home	61,929	843
	Wolverine World Wide, Inc.	39,930	840
	Choice Hotels International, Inc.	27,587	829
	Weight Watchers International, Inc.	28,147	828
	Phillips-Van Heusen Corp.	41,032	826
	New York Times Co. Class A	110,753	812
*	Chipotle Mexican Grill, Inc. Class B	14,133	810
*	Deckers Outdoor Corp.	10,054	803
*	Brink’s Home Security Holdings, Inc.	36,420	798
	Polaris Industries, Inc.	26,334	754
	Harman International Industries, Inc.	44,629	747
	WABCO Holdings Inc.	46,966	742
	Interactive Data Corp.	30,007	740
*^	Chipotle Mexican Grill, Inc.	11,815	732
*^	Lamar Advertising Co. Class A	58,013	729
*	The Warnaco Group, Inc.	36,588	718
	Guess ?, Inc.	45,861	704
	Lennar Corp. Class A	80,318	696
^	Pool Corp.	38,645	694
*	Office Depot, Inc.	221,800	661
	International Speedway Corp.	22,597	649
	Regal Entertainment Group Class A	62,388	637
*	Jarden Corp.	55,332	636
*	Fossil, Inc.	38,066	636
	Ryland Group, Inc.	34,530	610
*	Collective Brands, Inc.	51,874	608
*	Capella Education Co.	10,300	605

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	The Gymboree Corp.	23,165	604
*	Chico’s FAS, Inc.	142,656	596
*^	Vail Resorts Inc.	22,080	587
	Williams-Sonoma, Inc.	73,500	578
*	Sonic Corp.	46,722	569
*^	Under Armour, Inc.	23,827	568
*	Iconix Brand Group Inc.	55,831	546
	Men’s Wearhouse, Inc.	40,133	543
*	Lions Gate Entertainment Corp.	95,957	528
	Jackson Hewitt Tax Service Inc.	33,332	523
	Bob Evans Farms, Inc.	25,162	514
*	The Cheesecake Factory Inc.	49,962	505
	Meredith Corp.	29,350	502
*	Buffalo Wild Wings Inc.	18,680	479
*	CEC Entertainment Inc.	19,582	475
	Callaway Golf Co.	51,087	475
	Sotheby’s	52,331	465
*	Saks Inc.	104,918	460
	Barnes & Noble, Inc.	30,498	457
	Regis Corp.	31,072	451
*	99 Cents Only Stores	41,282	451
*	Liberty Media Corp.- Capital Series A	94,129	443
*	Morningstar, Inc.	12,226	434
*	Fuel Systems Solutions, Inc.	13,072	428
	Ethan Allen Interiors, Inc.	29,784	428
*	Coinstar, Inc.	21,909	427
	OfficeMax, Inc.	55,809	426
*	American Public Education, Inc.	11,188	416
	Brown Shoe Co., Inc.	48,803	413
*	The Children’s Place Retail Stores, Inc.	19,059	413
	Cracker Barrel Old Country Store Inc.	20,019	412
	Churchill Downs, Inc.	10,151	410
*	Timberland Co.	35,017	404
*	Pre-Paid Legal Services, Inc.	10,616	396
	The Buckle, Inc.	18,123	395
	Thor Industries, Inc.	29,430	388
*	J. Crew Group, Inc.	31,722	387
	Jones Apparel Group, Inc.	66,012	387
	American Greetings Corp. Class A	48,492	367
	Brunswick Corp.	86,437	364
*	California Pizza Kitchen, Inc.	33,432	358
	Tempur-Pedic International Inc.	50,435	358
*	P.F. Chang’s China Bistro, Inc.	17,018	356
*	The Dress Barn, Inc.	33,007	354
*	AnnTaylor Stores Corp.	60,901	351
*	Live Nation, Inc.	60,277	346
	Scholastic Corp.	25,290	343
*^	Life Time Fitness, Inc.	26,241	340
*	Gaylord Entertainment Co.	31,085	337
*	Skechers U.S.A., Inc.	26,048	334

	CKE Restaurants Inc.	37,527	326
*	Helen of Troy Ltd.	18,499	321
	Cato Corp. Class A	21,174	320
	Orient-Express Hotel Ltd.	41,124	315
	Arbitron Inc.	23,617	314
*	BJ’s Restaurants Inc.	28,800	310
*	JAKKS Pacific, Inc.	14,942	308
^	NutriSystem, Inc.	21,008	307
*	Pinnacle Entertainment, Inc.	39,806	306
*	Papa John’s International, Inc.	16,305	301
	K-Swiss, Inc.	26,328	300
	Asbury Automotive Group, Inc.	65,161	298
*	Maidenform Brands, Inc.	29,129	296
	National CineMedia Inc.	29,071	295
*	Blockbuster Inc. Class A	228,273	288
	Fred’s, Inc.	26,724	288
*	Hot Topic, Inc.	30,863	286
*	Exide Technologies	53,574	283
*	Hibbett Sports Inc.	17,892	281
	News Corp., Class B	28,707	275
*^	Blue Nile Inc.	11,004	270
	Finish Line, Inc.	48,054	269
*	Steven Madden, Ltd.	12,440	265
	Cooper Tire & Rubber Co.	42,601	262
	bebe stores, inc.	34,636	259
	Harte-Hanks, Inc.	41,026	256
*	America’s Car-Mart, Inc.	18,487	255
	Blyth, Inc.	32,444	254
*	Charming Shoppes, Inc.	103,257	252
	Columbia Sportswear Co.	6,993	247
	Christopher & Banks Corp.	43,996	246
*	Sirius XM Radio Inc.	2,047,543	246
*	Steiner Leisure Ltd.	8,193	242
*^	Cabela’s Inc.	40,600	237
*	Ascent Media Corp.	10,778	235
*	Build-A-Bear-Workshop, Inc.	47,129	229
	CSS Industries, Inc.	12,738	226
	American Axle & Manufacturing Holdings, Inc.	78,163	226
	Liz Claiborne, Inc.	86,494	225
*^	Jos. A. Bank Clothiers, Inc.	8,565	224
*	PetMed Express, Inc.	12,528	221
	Boyd Gaming Corp.	46,648	221
*	Cavco Industries, Inc.	7,936	213
	Big 5 Sporting Goods Corp.	40,911	213
*	Denny’s Corp.	106,447	212
*	HSN, Inc.	29,126	212
*	Universal Technical Institute Inc.	12,227	210
	Group 1 Automotive, Inc.	19,369	209

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Genesco, Inc.	12,288	208
	Ameristar Casinos, Inc.	23,783	206
*	Sally Beauty Co. Inc.	36,112	205
*	AFC Enterprises, Inc.	43,408	204
*	Unifi, Inc.	70,892	200
	Belo Corp. Class A	126,343	197
*	thinkorswim Group, Inc.	34,580	194
*	Mediacom Communications Corp.	44,567	192
*	1-800-FLOWERS.COM, Inc.	49,903	191
	UniFirst Corp.	6,388	190
	Dillard’s Inc.	47,448	188
	Stewart Enterprises, Inc. Class A	62,350	188
	Cherokee Inc.	10,691	185
*	Clear Channel Outdoor Holdings, Inc. Class A	29,925	184
	Fisher Communications, Inc.	8,817	182
	The Marcus Corp.	11,143	181
*	Texas Roadhouse, Inc.	23,294	181
	Monro Muffler Brake, Inc.	7,011	179
*	Meritage Corp.	14,347	175
	Haverty Furniture Cos., Inc.	18,470	172
*	Peet’s Coffee & Tea Inc.	7,386	172
*	Ticketmaster Entertainment Inc.	26,726	172
	ArvinMeritor, Inc.	60,043	171
*	Jo-Ann Stores, Inc.	10,950	170
*	Cox Radio, Inc.	28,112	169
*	CTC Media, Inc.	35,029	168
*	Overstock.com, Inc.	15,527	167
*	Quiksilver, Inc.	90,129	166
*^	Crocs, Inc.	128,094	159
	Lennar Corp. Class B	24,500	159
*	Drew Industries, Inc.	13,100	157
*	Volcom, Inc.	14,419	157
	Systemax Inc.	14,469	156
*	Alloy, Inc.	36,292	154
*^	Conn’s, Inc.	17,927	152
*	Standard Pacific Corp.	84,249	150
*	Audiovox Corp.	29,452	148
*	TRW Automotive Holdings Corp.	40,195	145
*	Interval Leisure Group, Inc.	26,726	144
*	Learning Tree International, Inc.	16,737	143
*	RC2 Corp.	13,295	142
	Penske Automotive Group Inc.	18,466	142
*	The Princeton Review, Inc.	28,495	140
	Movado Group, Inc.	14,819	139
*	Domino’s Pizza, Inc.	29,193	137
*	Cumulus Media Inc.	55,153	137
	Stage Stores, Inc.	16,624	137
	Marine Products Corp.	23,669	133
	Winnebago Industries, Inc.	21,681	131
	National Presto Industries, Inc.	1,679	129

*	Dorman Products, Inc.	9,693	128
*	Leapfrog Enterprises, Inc.	35,428	124
*	G-III Apparel Group, Ltd.	19,025	122
	Modine Manufacturing Co.	24,720	120
	Landry’s Restaurants, Inc.	10,282	119
*	Shuffle Master, Inc.	23,868	118
	Speedway Motorsports, Inc.	7,331	118
*	dELiA*S, Inc.	53,372	117
	World Wrestling Entertainment, Inc.	10,592	117
*	Midas Inc.	11,109	117
	Superior Industries International, Inc.	10,943	115
	Arctic Cat, Inc.	23,944	115
*	The Wet Seal, Inc. Class A	38,597	115
	Weyco Group, Inc.	3,422	113
*	Coldwater Creek Inc.	39,334	112
*	Stamps.com Inc.	11,298	111
*	True Religion Apparel, Inc.	8,829	110
	Brookfield Homes Corp.	25,418	110
	The Pep Boys (Manny, Moe & Jack)	25,858	107
^	DineEquity, Inc.	9,124	105
*	RCN Corp.	17,787	105
*	Bluegreen Corp.	33,494	105
*	Luby’s, Inc.	24,996	105
*	Shutterfly, Inc.	14,800	103
	Ambassadors Group, Inc.	10,900	100
	CKX, Inc.	27,317	100
*	Entravision Communications Corp.	64,225	100
*	Carriage Services, Inc.	48,984	98
*	Red Robin Gourmet Burgers, Inc.	5,744	97
*	Morgans Hotel Group	20,740	97
*	Tenneco Automotive, Inc.	32,088	95
*^	Lululemon Athletica, Inc.	11,915	94
	Carmike Cinemas, Inc.	25,465	93
*	Core-Mark Holding Co., Inc.	4,300	93
*	Beazer Homes USA, Inc.	58,376	92
*^	Quantum Fuel Systems Technologies
	Worldwide, Inc.	106,553	91
	AH Belo Corp.	41,521	91
*	Zale Corp.	26,866	89
	Standard Motor Products, Inc.	25,851	89
*	Amerigon Inc.	27,413	89
	Kenneth Cole Productions, Inc.	12,581	89
	Cinemark Holdings Inc.	11,900	88
*	Lear Corp.	62,591	88
*	Retail Ventures, Inc.	25,172	87
*	MarineMax, Inc.	25,490	86

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Furniture Brands International Inc.	38,959	86
*	Citi Trends Inc.	5,822	86
*	drugstore.com, Inc.	67,943	84
*^	Bidz.com, Inc.	18,299	84
*	DSW Inc. Class A	6,700	83
*	Tween Brands, Inc.	19,204	83
	Oxford Industries, Inc.	9,352	82
	Hearst-Argyle Television Inc.	13,509	82
	M/I Homes, Inc.	7,750	82
*	Charlotte Russe Holding Inc.	12,324	80
*	Universal Electronics, Inc.	4,809	78
*	Knology, Inc.	15,002	77
*	Perry Ellis International Corp.	11,978	76
	Bassett Furniture Industries, Inc.	22,650	76
	Dover Downs Gaming & Entertainment, Inc.	23,170	74
	Sinclair Broadcast Group, Inc.	23,450	73
*	Martha Stewart Living Omnimedia, Inc.	27,691	72
	Warner Music Group Corp.	23,513	71
	La-Z-Boy Inc.	32,196	70
*	Pacific Sunwear of California, Inc.	43,019	68
*	Gaiam, Inc.	14,803	68
	Journal Communications, Inc.	27,901	68
	Books-a-Million Inc.	26,660	68
*	Rentrak Corp.	5,600	66
	Hooker Furniture Corp.	8,400	64
*	Nautilus Inc.	28,920	64
	Stanley Furniture Co., Inc.	7,945	63
*	Krispy Kreme Doughnuts, Inc.	37,373	63
	Sonic Automotive, Inc.	15,339	61
*	Monarch Casino & Resort, Inc.	5,227	61
*	Sturm, Ruger & Co., Inc.	9,785	58
*^	Gander Mountain Co.	23,201	54
	Lithia Motors, Inc.	16,224	53
*	Cache, Inc.	25,650	52
*	Ruby Tuesday, Inc.	32,815	51
	CPI Corp.	14,027	49
*	Zumiez Inc.	6,580	49
*^	Cost Plus, Inc.	52,236	49
	Sealy Corp.	19,178	48
*	Harris Interactive Inc.	73,072	47
	O’Charley’s Inc.	23,397	47
*	Hayes Lemmerz International, Inc.	102,862	46
*	Town Sports International Holdings, Inc.	14,500	46
*	Palm Harbor Homes, Inc.	9,203	46
*	Hovnanian Enterprises Inc. Class A	26,570	46
*	Kirkland’s, Inc.	17,131	45
*	Multimedia Games Inc.	19,005	45
	E.W. Scripps Co. Class A	20,460	45
*	Russ Berrie and Co., Inc.	15,150	45
	Spartan Motors, Inc.	9,508	45

*	Playboy Enterprises, Inc. Class B	20,792	45
*	New York & Co., Inc.	19,325	45
	Skyline Corp.	2,242	45
*	Steinway Musical Instruments Inc.	2,549	45
*	4Kids Entertainment Inc.	22,543	44
*	Valassis Communications, Inc.	31,959	42
*	A.C. Moore Arts & Crafts, Inc.	30,113	42
*	West Marine, Inc.	9,677	41
*	Steak n Shake Co.	6,891	41
*	Lazare Kaplan International, Inc.	9,594	40
*	Isle of Capri Casinos, Inc.	12,307	39
	PRIMEDIA Inc.	17,570	38
*	Shoe Carnival, Inc.	3,817	36
^	The McClatchy Co. Class A	45,433	36
	Talbots Inc.	14,765	35
	Strattec Security Corp.	2,145	35
*	REX Stores Corp.	4,209	34
*	Tuesday Morning Corp.	20,665	34
*	Raser Technologies, Inc.	9,000	34
*	Lodgian, Inc.	15,697	33
*	Benihana Inc. Class A	15,613	33
*	K12 Inc.	1,700	32
*	Champion Enterprises, Inc.	55,389	31
	Heelys Inc.	13,600	31
*	Maxxam Inc.	2,278	31
	Entercom Communications Corp.	24,735	30
	Borders Group, Inc.	75,910	30
*	Charter Communications, Inc.	368,921	30
	Shiloh Industries, Inc.	10,059	30
*	Destination Maternity Corp.	3,380	27
*	Citadel Broadcasting Corp.	165,584	26
	Beasley Broadcast Group, Inc.	14,447	26
*	Visteon Corp.	71,202	25
*	Smith & Wesson Holding Corp.	10,660	24
*	MTR Gaming Group Inc.	14,362	24
*	Coachmen Industries, Inc.	12,960	24
*	Ulta Salon, Cosmetics & Fragrance, Inc.	2,800	23
*	Dolan Media Co.	3,500	23
*	Reading International Inc. Class A	5,900	23
*^	Cosi, Inc.	77,053	22
*	Emmis Communications, Inc.	63,231	22

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Duckwall-ALCO Stores, Inc.	2,152	21
*	iRobot Corp.	2,308	21
	Gray Television, Inc.	48,812	20
*	Century Casinos, Inc.	18,779	19
*	Empire Resorts Inc.	17,520	19
*	Stoneridge, Inc.	4,152	19
*	Pomeroy IT Solutions, Inc.	6,047	19
*	R.H. Donnelley Corp.	46,539	17
*	Casual Male Retail Group, Inc.	33,081	17
*^	Caribou Coffee Co.	12,577	17
	Libbey, Inc.	13,333	17
^	Media General, Inc. Class A	8,580	15
*	Einstein Noah Restaurant Group Inc.	2,600	15
	Bon-Ton Stores, Inc.	14,510	15
*	EDCI Holdings, Inc.	4,094	15
*	Interstate Hotels & Resorts, Inc.	21,192	15
*	Pier 1 Imports Inc.	39,247	15
*	Ambassadors International, Inc.	19,311	14
	Lifetime Brands, Inc.	3,800	13
*	The Dixie Group, Inc.	8,586	13
*	Navarre Corp.	32,814	13
*	Outdoor Channel Holdings Inc.	1,667	12
^	Lee Enterprises, Inc.	29,094	12
*	Trans World Entertainment Corp.	8,888	12
*	Benihana Inc.	5,006	11
*	Lin TV Corp.	9,610	10
*	Youbet.com, Inc.	11,828	10
*	ValueVision Media, Inc.	30,783	10
*	McCormick & Schmick’s Seafood
	Restaurants, Inc.	2,500	10
	Orleans Homebuilders, Inc.	8,178	10
*	Blockbuster Inc. Class B	14,782	10
*	Six Flags, Inc.	30,481	9
	Monaco Coach Corp.	18,424	9
*	Stein Mart, Inc.	8,072	9
*	LodgeNet Interactive Corp.	12,943	9
*	Daily Journal Corp.	260	9
*^	Source Interlink Cos., Inc.	66,878	9
	Escalade, Inc.	10,730	8
	Craftmade International, Inc.	4,100	7
*	Salem Communications Corp.	9,254	7
*	Red Lion Hotels Corp.	2,812	7
*	Global Traffic Network, Inc.	1,079	6
*	New Motion, Inc.	5,453	6
*	Fairchild Corp.	20,404	6
*	Emerson Radio Corp.	8,900	6
	Dover Motorsports, Inc.	4,394	6
*	Select Comfort Corp.	22,497	6
*	Franklin Covey Co.	929	6
*	Saga Communications, Inc.	3,300	5

*	Hollywood Media Corp.	5,240	5
*	Radio One, Inc. Class D	22,460	5
*	Hastings Entertainment, Inc.	2,708	5
	Johnson Outdoors Inc.	900	4
*	DEI Holdings, Inc.	10,134	4
*	Fleetwood Enterprises, Inc.	40,190	4
*	California Coastal Communities, Inc.	7,820	4
*	Riviera Holdings Corp.	1,220	4
*	Great Wolf Resorts, Inc.	2,310	4
*	Regent Communications, Inc.	32,631	3
	Noble International, Ltd.	5,409	2
*	Jamba Inc.	5,000	2
	Sport Supply Group Inc.	300	2
	Flexsteel Industries, Inc.	300	2
*	Trump Entertainment Resorts, Inc.	10,947	2
*	Spanish Broadcasting System, Inc.	16,763	2
*	Nexstar Broadcasting Group, Inc.	2,995	2
*	Gaming Partners International	282	1
*	Ruth’s Hospitality Group Inc.	1,000	1
*	Eddie Bauer Holding, Inc.	2,700	1
*	Radio One, Inc.	1,680	1
*	S&K Famous Brands Inc.	1,198	—
*	Gadzooks, Inc.	3,843	—
			694,154
Consumer Staples (11.1%)
	The Procter & Gamble Co.	2,342,114	144,789
	Wal-Mart Stores, Inc.	1,880,600	105,426
	The Coca-Cola Co.	1,653,383	74,849
	Philip Morris International Inc.	1,638,190	71,278
	PepsiCo, Inc.	1,244,190	68,144
	CVS Caremark Corp.	1,140,577	32,780
	Kraft Foods Inc.	1,156,518	31,053
	Colgate-Palmolive Co.	401,991	27,552
	Altria Group, Inc.	1,636,972	24,653
	Walgreen Co.	786,761	19,409
	Costco Wholesale Corp.	345,533	18,140
	Kimberly-Clark Corp.	330,002	17,404
	General Mills, Inc.	265,994	16,159
	Archer-Daniels-Midland Co.	460,889	13,287
	The Kroger Co.	494,514	13,060
	Sysco Corp.	478,447	10,976
	H.J. Heinz Co.	248,205	9,333
	Kellogg Co.	211,074	9,256
	Safeway, Inc.	346,115	8,227
	UST, Inc.	117,262	8,136
	Avon Products, Inc.	338,335	8,130
	Lorillard, Inc.	138,231	7,789
	The Clorox Co.	109,975	6,110
	ConAgra Foods, Inc.	360,021	5,940
	Reynolds American Inc.	139,831	5,637

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Sara Lee Corp.	561,657	5,499
	Campbell Soup Co.	177,319	5,321
	Bunge Ltd.	96,845	5,014
	Molson Coors Brewing Co. Class B	98,969	4,842
	The Hershey Co.	125,786	4,370
	J.M. Smucker Co.	94,079	4,079
*	Dr. Pepper Snapple Group, Inc.	202,658	3,293
	Church & Dwight, Inc.	53,315	2,992
	McCormick & Co., Inc.	92,322	2,941
	Coca-Cola Enterprises, Inc.	234,237	2,818
	Brown-Forman Corp. Class B	54,109	2,786
*	Ralcorp Holdings, Inc.	44,755	2,614
	The Estee Lauder Cos. Inc. Class A	83,450	2,584
	The Pepsi Bottling Group, Inc.	110,394	2,485
	SuperValu Inc.	169,297	2,472
*	Constellation Brands, Inc. Class A	154,410	2,435
*	Energizer Holdings, Inc.	43,968	2,380
*	Dean Foods Co.	121,237	2,179
	Tyson Foods, Inc.	230,806	2,022
*	Hansen Natural Corp.	58,884	1,974
	Hormel Foods Corp.	59,487	1,849
	Corn Products International, Inc.	59,525	1,717
	Alberto-Culver Co.	70,014	1,716
	Flowers Foods, Inc.	67,659	1,648
*	BJ’s Wholesale Club, Inc.	48,019	1,645
*	Smithfield Foods, Inc.	99,670	1,402
	Del Monte Foods Co.	158,619	1,133
	Whole Foods Market, Inc.	113,465	1,071
	PepsiAmericas, Inc.	51,446	1,047
*^	Chattem, Inc.	12,780	914
	Casey’s General Stores, Inc.	39,233	893
	Ruddick Corp.	31,199	863
	Herbalife Ltd.	37,996	824
*	Winn-Dixie Stores, Inc.	43,440	699
*	NBTY, Inc.	44,033	689
*	TreeHouse Foods Inc.	25,052	682
*	Central European Distribution Corp.	34,036	671
*	Hain Celestial Group, Inc.	32,474	620
	Universal Corp. (VA)	20,414	610
	Lancaster Colony Corp.	17,009	583
*	United Natural Foods, Inc.	32,601	581
	J & J Snack Foods Corp.	15,376	552
*^	Green Mountain Coffee Roasters, Inc.	14,070	545
*	Chiquita Brands International, Inc.	36,446	539
	Vector Group Ltd.	36,912	503
	Sanderson Farms, Inc.	14,207	491
	Tootsie Roll Industries, Inc.	18,228	467
*	The Pantry, Inc.	20,627	442
	Cal-Maine Foods, Inc.	15,153	435
	Nu Skin Enterprises, Inc.	41,659	435

	Nash-Finch Co.	9,629	432
*	Darling International, Inc.	74,656	410
*	American Oriental Bioengineering, Inc.	58,561	398
*	Star Scientific, Inc.	103,569	397
	WD-40 Co.	11,954	338
*	Prestige Brands Holdings Inc.	27,762	293
	Lance, Inc.	12,553	288
	Ingles Markets, Inc.	15,807	278
	Spartan Stores, Inc.	11,063	257
	The Andersons, Inc.	14,663	242
	Alico, Inc.	5,705	234
*	Bare Escentuals, Inc.	44,247	231
	PriceSmart, Inc.	10,647	220
	Coca-Cola Bottling Co.	4,735	218
	Arden Group Inc. Class A	1,722	217
	Inter Parfums, Inc.	27,360	210
*	Alliance One International, Inc.	68,293	201
*	Elizabeth Arden, Inc.	14,537	183
*	Central Garden and Pet Co.	30,686	180
*	Smart Balance Inc.	22,600	154
*	Boston Beer Co., Inc. Class A	5,407	154
*	The Great Atlantic & Pacific Tea Co., Inc.	23,973	150
	Diamond Foods, Inc.	7,351	148
	Weis Markets, Inc.	4,293	144
*^	Lifeway Foods, Inc.	15,308	137
*	Susser Holdings Corp.	9,375	125
*	Rite Aid Corp.	387,510	120
*	USANA Health Sciences, Inc.	3,274	112
*	Central Garden & Pet Co. Class A	18,392	109
*	Zapata Corp.	17,400	105
	Imperial Sugar Co.	6,700	96
*	John B. Sanfilippo & Son, Inc.	17,563	95
*	Medifast, Inc.	16,862	93
	B&G Foods Inc.	17,200	93
*	Omega Protein Corp.	22,665	91
	Griffin Land & Nurseries, Inc.	2,432	90
	Oil-Dri Corp. of America	4,218	79
	Farmer Brothers, Inc.	2,875	72
^	Mannatech, Inc.	28,460	70
*	Parlux Fragrances, Inc.	20,700	60
*	Revlon, Inc.	8,572	57
*	Physicians Formula Holdings, Inc.	11,000	31
*	National Beverage Corp.	3,040	27
*	Nutraceutical International Corp.	2,905	22

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Overhill Farms Inc.	5,100	21
	Reddy Ice Holdings, Inc.	9,960	14
*	HQ Sustainable Maritime Industries, Inc.	1,400	11
*	Inventure Group, Inc.	5,177	8
	Village Super Market Inc. Class A	100	6
	Calavo Growers, Inc.	498	6
	Tasty Baking Co. Class A	1,568	5
*	Jones Soda Co.	10,640	3
	MGP Ingredients, Inc.	4,634	3
*	Schiff Nutrition
	International, Inc.	484	3
*	Monterey Pasta Co.	1,069	1
*	Cusine Solutions, Inc.	700	—
			856,625
Energy (12.1%)
	ExxonMobil Corp.	4,127,846	329,526
	Chevron Corp.	1,632,830	120,780
	ConocoPhillips Co.	1,147,524	59,442
	Schlumberger Ltd.	953,383	40,357
	Occidental Petroleum Corp.	649,391	38,957
	Devon Energy Corp.	336,036	22,081
	Apache Corp.	265,870	19,815
	XTO Energy, Inc.	436,592	15,399
	Marathon Oil Corp.	560,744	15,342
	Anadarko Petroleum Corp.	372,381	14,355
	EOG Resources, Inc.	197,823	13,171
	Halliburton Co.	696,903	12,670
	Hess Corp.	232,751	12,485
*	Transocean Ltd.	253,626	11,984
	Valero Energy Corp.	415,799	8,998
*	National Oilwell Varco Inc.	331,786	8,109
*	Southwestern Energy Co.	272,830	7,904
	Baker Hughes Inc.	245,007	7,857
	Spectra Energy Corp.	488,686	7,692
	Chesapeake Energy Corp.	437,698	7,078
	Noble Energy, Inc.	137,334	6,760
	Williams Cos., Inc.	458,054	6,633
	Murphy Oil Corp.	143,842	6,379
*	Weatherford International Ltd.	541,010	5,854
	Peabody Energy Corp.	216,414	4,923
	Noble Corp.	214,265	4,727
	El Paso Corp.	559,056	4,377
	Range Resources Corp.	123,730	4,255
*	Ultra Petroleum Corp.	121,834	4,204
	CONSOL Energy, Inc.	146,089	4,175
	Sunoco, Inc.	93,213	4,051
	Smith International, Inc.	174,493	3,994
*	Cameron International Corp.	173,784	3,563
	Diamond Offshore Drilling, Inc.	55,614	3,278
	ENSCO International, Inc.	114,655	3,255

*	Petrohawk Energy Corp.	197,716	3,090
	BJ Services Co.	233,843	2,729
*	Nabors Industries, Inc.	222,852	2,668
*	FMC Technologies Inc.	101,452	2,418
*	Pride International, Inc.	137,971	2,205
*	Kinder Morgan Management, LLC	54,966	2,198
*	Denbury Resources, Inc.	197,368	2,155
	Cabot Oil & Gas Corp.	82,468	2,144
*	Newfield Exploration Co.	105,408	2,082
*	Plains Exploration & Production Co.	85,964	1,998
	Helmerich & Payne, Inc.	84,066	1,913
	Arch Coal, Inc.	115,019	1,874
	Cimarex Energy Co.	66,570	1,783
*	Comstock Resources, Inc.	36,772	1,737
	Tidewater Inc.	39,228	1,580
	Pioneer Natural Resources Co.	95,787	1,550
	Tesoro Corp.	110,368	1,454
	Patterson-UTI Energy, Inc.	125,890	1,449
	Rowan Cos., Inc.	90,336	1,436
*	EXCO Resources, Inc.	144,582	1,310
*	Oceaneering International, Inc.	44,512	1,297
	Southern Union Co.	90,042	1,174
*	Dresser Rand Group, Inc.	67,197	1,159
*	Whiting Petroleum Corp.	33,989	1,137
*	Forest Oil Corp.	68,633	1,132
*	IHS Inc. Class A	29,381	1,099
*	Exterran Holdings, Inc.	50,513	1,076
	Frontier Oil Corp.	83,679	1,057
*	SEACOR Holdings Inc.	15,749	1,050
*	Encore Acquisition Co.	41,036	1,047
	Core Laboratories N.V.	17,382	1,040
*	Superior Energy Services, Inc.	64,946	1,035
	St. Mary Land & Exploration Co.	50,464	1,025
*	Unit Corp.	38,142	1,019
*	Concho Resources, Inc.	44,437	1,014
	Overseas Shipholding Group Inc.	23,300	981
	Massey Energy Co.	68,063	939
*	Alpha Natural Resources, Inc.	57,312	928
	Penn Virginia Corp.	34,014	884
*	Continental Resources, Inc.	40,603	841
	World Fuel Services Corp.	22,646	838
*	Arena Resources, Inc.	29,092	817
	Walter Industries, Inc.	45,555	798
*	Oil States International, Inc.	40,401	755
*	Atwood Oceanics, Inc.	46,022	703
*	CNX Gas Corp.	24,528	670
*	Mariner Energy Inc.	63,617	649
*	Contango Oil & Gas Co.	11,300	636
*	Goodrich Petroleum Corp.	21,078	631

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Holly Corp.	33,870	617
	CARBO Ceramics Inc.	16,762	596
*	Bristow Group, Inc.	22,071	591
*	SandRidge Energy, Inc.	88,134	542
*	Bill Barrett Corp.	25,532	540
*	Vaalco Energy, Inc.	70,465	524
	Foundation Coal Holdings, Inc.	36,628	514
*	Helix Energy Solutions Group, Inc.	69,388	502
*	Dril-Quip, Inc.	24,294	498
*	Key Energy Services, Inc.	107,287	473
*	Quicksilver Resources, Inc.	83,414	465
*	General Maritime Corp.	41,148	444
	Atlas America, Inc.	27,827	413
*	Basic Energy Services Inc.	31,409	410
*	Swift Energy Co.	24,263	408
	Lufkin Industries, Inc.	11,670	403
*	Hercules Offshore, Inc.	84,243	400
*	Clayton Williams Energy, Inc.	8,511	387
*	Patriot Coal Corp.	59,436	371
*	McMoRan Exploration Co.	35,036	343
*	Carrizo Oil & Gas, Inc.	20,416	329
*	USEC Inc.	72,509	326
	W&T Offshore, Inc.	22,294	319
*	Gulfmark Offshore, Inc.	13,122	312
*	ION Geophysical Corp.	89,503	307
*	Enbridge Energy Management LLC	12,404	303
*	TETRA Technologies, Inc.	59,669	290
*	Complete Production Services, Inc.	34,307	280
*	Hornbeck Offshore Services, Inc.	16,936	277
*	BPZ Energy, Inc.	42,875	274
*	Newpark Resources, Inc.	73,383	272
*	Rosetta Resources, Inc.	38,008	269
*	James River Coal Co.	17,549	269
*	GMX Resources Inc.	10,235	259
*	Parker Drilling Co.	88,256	256
*	Petroleum Development Corp.	10,533	254
*	Stone Energy Corp.	22,766	251
*	Willbros Group, Inc.	28,800	244
*	ATP Oil & Gas Corp.	41,690	244
	Berry Petroleum Class A	32,207	244
*^	Delta Petroleum Corp.	51,049	243
*	Global Industries Ltd.	69,565	243
*	Matrix Service Co.	31,540	242
*	International Coal Group, Inc.	95,383	219
	Gulf Island Fabrication, Inc.	14,763	213
	Precision Drilling Trust	24,971	210
*	NATCO Group Inc.	13,627	207
*	Pioneer Drilling Co.	35,133	196
*	PetroQuest Energy, Inc.	28,860	195
	RPC Inc.	19,518	190

*	Bronco Drilling Co., Inc.	28,940	187
*	Brigham Exploration Co.	49,266	158
*	Dawson Geophysical Co.	8,831	157
^	Western Refining, Inc.	20,027	155
^	Alon USA Energy, Inc.	16,256	149
*	Oilsands Quest, Inc.	199,158	145
*	FX Energy, Inc.	51,135	143
*	Allis-Chalmers Energy Inc.	25,370	140
*	Double Eagle Petroleum Co.	19,340	136
*	Cal Dive International, Inc.	18,168	118
	Crosstex Energy, Inc.	29,224	114
*	Harvest Natural Resources, Inc.	26,088	112
	Delek US Holdings, Inc.	19,706	104
*	Credo Pete Corp.	11,786	99
*	PHI Inc. Non-Voting Shares	6,963	98
*	Callon Petroleum Co.	37,149	97
*	Natural Gas Services Group	9,200	93
*^	Cheniere Energy, Inc.	31,466	90
*	T-3 Energy Services, Inc.	9,000	85
	APCO Argentina Inc.	3,062	82
*	Abraxas Petroleum Corp.	112,805	81
*	Endeavor International Corp.	127,292	64
*	Union Drilling, Inc.	12,040	62
*	Toreador Resources Corp.	10,900	60
*	Warren Resources Inc.	26,047	52
*	Energy Partners, Ltd.	38,074	51
*	Clean Energy Fuels Corp.	8,500	51
*	OYO Geospace Corp.	2,929	51
*	Superior Well Services, Inc.	4,900	49
*	Harken Energy Corp.	16,344	49
*	ENGlobal Corp.	14,800	48
*	Tesco Corp.	6,600	47
*	Parallel Petroleum Corp.	22,879	46
*^	SulphCo, Inc.	48,050	45
*	Westmoreland Coal Co.	3,998	44
*	The Meridian Resource Corp.	72,640	41
*^	Evergreen Energy, Inc.	132,495	38
*	CVR Energy, Inc.	9,600	38
*	Rentech, Inc.	52,445	36
*	Boots & Coots International Well Control, Inc.	27,400	32
*	Gulfport Energy Corp.	8,000	32
*	TXCO Resources Inc.	19,654	29
*^	Verenium Corp.	31,133	27
*	Aventine Renewable Energy Holdings, Inc.	39,247	26
*	Gasco Energy Inc.	64,680	25
*	CanArgo Energy Corp.	394,800	24
*	Trico Marine Services, Inc.	4,901	22
*	Veneco Inc.	6,285	17
*	Bolt Technology Corp.	2,300	16
*	Mitcham Industries, Inc.	4,000	16
*	Approach Resources Inc.	2,100	15

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Syntroleum Corp.	28,304	15
*	Pacific Ethanol, Inc.	26,820	12
	Panhandle Royalty Co.	600	11
*	Geokinetics Inc.	3,200	8
	Barnwell Industries, Inc.	1,402	6
*	Uranium Resources Inc.	7,500	6
*	Kodiak Oil & Gas Corp.	17,400	5
*	Cano Petroleum Inc.	12,200	5
*	Edge Petroleum Corp.	24,405	4
*	RAM Energy Resources, Inc.	3,700	3
			932,583
Financials (14.7%)
	JPMorgan Chase & Co.	2,927,803	92,314
	Wells Fargo & Co.	2,799,935	82,542
	Bank of America Corp.	4,018,430	56,580
	U.S. Bancorp	1,384,512	34,627
	Citigroup Inc.	4,327,616	29,038
	The Goldman Sachs Group, Inc.	310,809	26,229
	Bank of New York Mellon Corp.	910,884	25,805
	MetLife, Inc.	621,789	21,676
*	Berkshire Hathaway Inc. Class B	6,698	21,527
	The Travelers Cos., Inc.	469,615	21,227
	AFLAC Inc.	378,551	17,353
	American Express Co.	829,328	15,384
	PNC Financial Services Group	311,558	15,266
	The Chubb Corp.	286,616	14,617
	Merrill Lynch & Co., Inc.	1,209,971	14,084
	Ace Ltd.	264,864	14,017
	State Street Corp.	343,132	13,495
	The Allstate Corp.	408,866	13,394
	Morgan Stanley	793,315	12,725
	Charles Schwab Corp.	778,066	12,581
	BB&T Corp.	436,783	11,994
	Prudential Financial, Inc.	337,792	10,222
	CME Group, Inc.	48,178	10,026
	Marsh & McLennan Cos., Inc.	407,682	9,894
	Capital One Financial Corp.	298,618	9,523
	Simon Property Group, Inc. REIT	178,854	9,503
	Wachovia Corp.	1,707,940	9,462
	Aon Corp.	198,658	9,075
	Franklin Resources Corp.	130,414	8,318
	Northern Trust Corp.	158,256	8,251
	Public Storage, Inc. REIT	100,893	8,021
	SunTrust Banks, Inc.	267,091	7,890
	Progressive Corp. of Ohio	510,115	7,555
	Loews Corp.	260,304	7,354
	T. Rowe Price Group Inc.	195,681	6,935
	Annaly Capital Management Inc. REIT	428,020	6,793
	Vornado Realty Trust REIT	110,138	6,647
	Equity Residential REIT	215,390	6,423

	Hudson City Bancorp, Inc.	371,772	5,933
	HCP, Inc. REIT	198,502	5,512
	Boston Properties, Inc. REIT	95,560	5,256
	Unum Group	274,923	5,114
	People’s United Financial Inc.	276,022	4,921
	Plum Creek Timber Co. Inc. REIT	136,324	4,736
	The Principal Financial Group, Inc.	206,466	4,660
	Invesco, Ltd.	308,332	4,452
	Regions Financial Corp.	553,456	4,406
*	Berkshire Hathaway Inc. Class A	43	4,154
	Ameriprise Financial, Inc.	173,143	4,045
	The Hartford Financial Services Group Inc.	240,345	3,946
	Lincoln National Corp.	205,059	3,863
	Ventas, Inc. REIT	114,096	3,830
	Everest Re Group, Ltd.	49,252	3,750
	Avalonbay Communities, Inc. REIT	61,574	3,730
*	IntercontinentalExchange Inc.	45,215	3,728
	W.R. Berkley Corp.	116,977	3,626
	Cincinnati Financial Corp.	123,234	3,582
	Fifth Third Bancorp	415,491	3,432
	KeyCorp	395,257	3,368
	Willis Group Holdings Ltd.	134,659	3,350
	Kimco Realty Corp. REIT	182,637	3,339
*	SLM Corp.	373,775	3,327
	Moody’s Corp.	165,572	3,326
	M & T Bank Corp.	57,251	3,287
	Discover Financial Services	342,870	3,268
	Health Care Inc. REIT	77,249	3,260
	Axis Capital Holdings Ltd.	110,060	3,205
	New York Community Bancorp, Inc.	261,079	3,123
	Torchmark Corp.	69,810	3,121
	American International Group, Inc.	1,934,819	3,038
	PartnerRe Ltd.	42,366	3,019
	Host Hotels & Resorts Inc. REIT	394,837	2,989
*	Leucadia National Corp.	149,068	2,952
	Federal Realty Investment Trust REIT	46,853	2,909
	ProLogis REIT	208,859	2,901
	NYSE Euronext	105,782	2,896
	Fidelity National Financial, Inc. Class A	159,861	2,838
	Assurant, Inc.	94,396	2,832
*	Nasdaq Stock Market Inc.	111,232	2,749
*	TD Ameritrade Holding Corp.	188,523	2,686
	Regency Centers Corp. REIT	55,697	2,601

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Marshall & Ilsley Corp.	185,743	2,534
*	Reinsurance Group of America, Inc.	57,312	2,454
	HCC Insurance Holdings, Inc.	91,336	2,443
	Legg Mason Inc.	111,463	2,442
	Renaissance Re Holdings Ltd.	46,394	2,392
	Comerica, Inc.	119,880	2,380
*	Arch Capital Group Ltd.	33,498	2,348
	Commerce Bancshares, Inc.	51,208	2,251
*	Markel Corp.	7,509	2,245
	Nationwide Health Properties, Inc. REIT	77,202	2,217
	Cullen/Frost Bankers, Inc.	42,465	2,152
	Huntington Bancshares Inc.	277,397	2,125
	Zions Bancorp	85,388	2,093
	Old Republic International Corp.	174,539	2,081
	Valley National Bancorp	102,251	2,071
	Associated Banc-Corp.	96,705	2,024
	Brown & Brown, Inc.	95,424	1,994
	Rayonier Inc. REIT	62,753	1,967
	Arthur J. Gallagher & Co.	74,431	1,929
	Nationwide Financial Services, Inc.	36,775	1,920
	Realty Income Corp. REIT	80,846	1,872
	Synovus Financial Corp.	223,595	1,856
	Eaton Vance Corp.	87,573	1,840
	AMB Property Corp. REIT	78,304	1,834
	First American Corp.	62,866	1,816
	Digital Realty Trust, Inc. REIT	54,648	1,795
	Liberty Property Trust REIT	78,500	1,792
*	The St. Joe Co.	73,576	1,789
	The Hanover Insurance Group Inc.	40,643	1,746
	First Horizon National Corp.	164,321	1,737
	White Mountains Insurance Group Inc.	6,489	1,733
	Bank of Hawaii Corp.	38,147	1,723
	SEI Investments Co.	107,058	1,682
	Senior Housing Properties Trust REIT	91,668	1,643
	StanCorp Financial Group, Inc.	39,267	1,640
	Aspen Insurance Holdings Ltd.	67,199	1,630
	City National Corp.	32,706	1,593
	Essex Property Trust, Inc. REIT	20,445	1,569
	Alexandria Real Estate Equities, Inc. REIT	25,742	1,553
	UDR, Inc. REIT	108,855	1,501
	First Niagara Financial Group, Inc.	89,438	1,446
	Platinum Underwriters Holdings, Ltd.	39,150	1,413
	BancorpSouth, Inc.	59,637	1,393
	Highwood Properties, Inc. REIT	50,898	1,393
*	Affiliated Managers Group, Inc.	32,776	1,374
	American Financial Group, Inc.	60,040	1,374
*	ProAssurance Corp.	25,634	1,353
	Fulton Financial Corp.	140,411	1,351
*	Sovereign Bancorp, Inc.	453,204	1,351
	Camden Property Trust REIT	42,677	1,338

	FirstMerit Corp.	64,853	1,335
	CIT Group Inc.	292,758	1,329
	Raymond James Financial, Inc.	76,874	1,317
	TCF Financial Corp.	95,046	1,298
	Mack-Cali Realty Corp. REIT	52,779	1,293
	Duke Realty Corp. REIT	117,852	1,292
	Jefferies Group, Inc.	91,130	1,281
	Allied World Assurance Holdings, Ltd.	31,465	1,277
	Corporate Office Properties Trust, Inc. REIT	41,170	1,264
	Weingarten Realty Investors REIT	60,957	1,261
	Endurance Specialty Holdings Ltd.	40,917	1,249
	Federated Investors, Inc.	73,011	1,238
*	Alleghany Corp.	4,350	1,227
	SL Green Realty Corp. REIT	47,004	1,217
	IPC Holdings Ltd.	40,337	1,206
	Wilmington Trust Corp.	54,201	1,205
	Westamerica Bancorporation	23,320	1,193
	Odyssey Re Holdings Corp.	22,971	1,190
	TFS Financial Corp.	91,093	1,175
	Montpelier Re Holdings Ltd.	69,839	1,173
	BRE Properties Inc. Class A REIT	40,966	1,146
	UMB Financial Corp.	23,196	1,140
	Hospitality Properties Trust REIT	76,107	1,132
	Washington REIT	39,760	1,125
*	Knight Capital Group, Inc. Class A	69,555	1,123
	Popular, Inc.	214,980	1,109
	Susquehanna Bancshares, Inc.	69,509	1,106
	United Bankshares, Inc.	33,043	1,098
	The Macerich Co. REIT	60,326	1,096
	Healthcare Realty Trust Inc. REIT	46,634	1,095
	Astoria Financial Corp.	65,900	1,086
	Taubman Co. REIT	42,563	1,084
	Washington Federal Inc.	71,158	1,065

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Apollo Investment Corp.	113,955	1,061
	Omega Healthcare Investors, Inc. REIT	66,301	1,059
	National City Corp.	581,857	1,053
	Home Properties, Inc. REIT	25,710	1,044
	Janus Capital Group Inc.	129,209	1,038
	NewAlliance Bancshares, Inc.	78,078	1,028
	National Retail Properties REIT	59,775	1,028
	Douglas Emmett, Inc. REIT	78,280	1,022
	Mercury General Corp.	22,191	1,021
	Erie Indemnity Co. Class A	27,115	1,020
	Waddell & Reed Financial, Inc.	65,913	1,019
*	MSCI, Inc.-Class A Shares	56,646	1,006
	Genworth Financial Inc.	350,419	992
	Greenhill & Co., Inc.	14,174	989
	Prosperity Bancshares, Inc.	33,396	988
	Selective Insurance Group	42,811	982
	International Bancshares Corp.	44,447	970
	Old National Bancorp	53,373	969
	Tanger Factory Outlet Centers, Inc. REIT	25,650	965
	Zenith National Insurance Corp.	30,235	955
	MFA Mortgage Investments, Inc. REIT	160,695	946
	Glacier Bancorp, Inc.	48,491	922
	F.N.B. Corp.	69,827	922
	XL Capital Ltd. Class A	245,449	908
	R.L.I. Corp.	14,779	904
	Hancock Holding Co.	19,203	873
	Kilroy Realty Corp. REIT	25,968	869
	Transatlantic Holdings, Inc.	21,651	867
	Trustmark Corp.	39,605	855
	National Penn Bancshares Inc.	58,155	844
	Potlatch Corp. REIT	32,001	832
*	Argo Group International Holdings	24,499	831
	East West Bancorp, Inc.	51,779	827
	Mid-America Apartment Communities, Inc. REIT	22,218	826
	Capitol Federal Financial	18,098	825
	Whitney Holdings Corp.	50,878	814
*	Signature Bank	28,147	808
	Apartment Investment & Management Co.
	Class A REIT	69,396	802
	Cathay General Bancorp	33,656	799
*	Investment Technology Group, Inc.	35,134	798
*	Stifel Financial Corp.	17,289	793
*	Conseco, Inc.	151,069	783
^	PrivateBancorp, Inc.	24,093	782
	Entertainment Properties Trust REIT	26,121	778
	First Midwest Bancorp, Inc.	38,958	778
	Protective Life Corp.	53,801	772
	BOK Financial Corp.	18,866	762
*	CB Richard Ellis Group, Inc.	173,889	751
	First Commonwealth Financial Corp.	60,280	746

	BioMed Realty Trust, Inc. REIT	63,295	742
	Hatteras Financial Corp. REIT	27,868	741
	Jones Lang LaSalle Inc.	26,517	735
	Equity Lifestyle Properties, Inc. REIT	18,841	723
	CapitalSource Inc. REIT	154,641	714
	EastGroup Properties, Inc. REIT	20,078	714
*^	AmeriCredit Corp.	93,345	713
	DCT Industrial Trust Inc. REIT	139,798	707
	Franklin Street Properties Corp. REIT	47,917	707
	First BanCorp Puerto Rico	63,243	705
	Umpqua Holdings Corp.	47,952	694
	American Campus Communities, Inc. REIT	33,800	692
	First Financial Bankshares, Inc.	12,495	690
	NBT Bancorp, Inc.	24,619	688
*	SVB Financial Group	25,860	678
	UCBH Holdings, Inc.	98,218	676
	MBIA, Inc.	165,815	675
	S & T Bancorp, Inc.	18,762	666
	Provident Financial Services Inc.	43,100	659
^	Park National Corp.	9,165	658
	Extra Space Storage Inc. REIT	63,385	654
	Fannie Mae	860,133	654
	Max Re Capital Ltd.	36,788	651
	Sovran Self Storage, Inc. REIT	17,881	644
	Employers Holdings, Inc.	39,011	644
	Cash America International Inc.	23,527	643
	Community Bank System, Inc.	26,138	638
	Inland Real Estate Corp. REIT	48,324	627
	HRPT Properties Trust REIT	184,207	621
	Assured Guaranty Ltd.	54,394	620
	Delphi Financial Group, Inc.	33,578	619
*	Piper Jaffray Cos., Inc.	15,499	616

20

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Navigators Group, Inc.	10,995	604
	Pacific Capital Bancorp	35,727	603
	Unitrin, Inc.	37,816	603
	CVB Financial Corp.	50,476	601
	Bank Mutual Corp.	51,659	596
	Post Properties, Inc. REIT	35,908	592
	MB Financial, Inc.	21,194	592
	Infinity Property & Casualty Corp.	12,641	591
*	Interactive Brokers Group, Inc.	33,000	590
^	Equity One, Inc. REIT	33,172	587
	Webster Financial Corp.	42,354	584
	Community Trust Bancorp Inc.	15,865	583
	TrustCo Bank NY	60,818	578
	IBERIABANK Corp.	11,949	574
	PacWest Bancorp	21,027	566
	Freddie Mac	772,849	564
*	KBW Inc.	24,516	564
	PS Business Parks, Inc. REIT	12,473	557
	Brandywine Realty Trust REIT	72,158	556
*	PHH Corp.	43,682	556
	Cousins Properties, Inc. REIT	40,142	556
^	United Community Banks, Inc.	40,692	553
	National Health Investors REIT	20,088	551
	MGIC Investment Corp.	157,685	549
	American Capital Ltd.	169,184	548
	First Citizens BancShares Class A	3,549	542
	Harleysville National Corp.	37,022	535
	First Busey Corp.	29,275	534
*	Investors Bancorp, Inc.	39,663	533
	Saul Centers, Inc. REIT	13,479	532
	Sterling Bancshares, Inc.	87,509	532
	United Fire & Casualty Co.	17,068	530
	Financial Federal Corp.	22,558	525
	Brookline Bancorp, Inc.	49,095	523
	Allied Capital Corp.	191,262	515
	Investors Real Estate Trust REIT	47,571	509
	American Physicians Capital, Inc.	10,582	509
	WesBanco, Inc.	18,621	507
	Independent Bank Corp. (MA)	19,255	504
*	Pinnacle Financial Partners, Inc.	16,804	501
	Ares Capital Corp.	78,014	494
*	Amerisafe Inc.	23,989	493
^	Boston Private Financial Holdings, Inc.	71,853	491
*	E*TRADE Financial Corp.	426,952	491
	Capstead Mortgage Corp. REIT	44,846	483
	Provident New York Bancorp, Inc.	38,591	479
*	Hilltop Holdings Inc.	48,537	473
	First Financial Bancorp	37,797	468
	Colonial BancGroup, Inc.	224,606	465
	Developers Diversified Realty Corp. REIT	95,029	464

	optionsXpress Holdings Inc.	34,702	464
	Berkshire Hills Bancorp, Inc.	14,790	456
*	Ocwen Financial Corp.	49,694	456
	Wintrust Financial Corp.	22,095	454
	First Community Bancshares, Inc.	12,944	451
	Home Bancshares Inc.	16,688	450
	First Merchants Corp.	20,141	447
	Harleysville Group, Inc.	12,715	442
	City Holding Co.	12,438	433
	Capital Southwest Corp.	3,999	433
	American Equity Investment Life Holding Co.	61,587	431
	Acadia Realty Trust REIT	30,091	429
*^	Citizens, Inc.	44,230	429
	Citizens Banking Corp.	143,257	427
	Dime Community Bancshares	31,524	419
*	EZCORP, Inc.	27,565	419
	Anworth Mortgage Asset Corp. REIT	64,725	416
*	FPIC Insurance Group, Inc.	9,419	412
	BancFirst Corp.	7,779	412
	Central Pacific Financial Co.	40,285	404
	SWS Group, Inc.	21,292	403
	Alexander’s, Inc. REIT	1,558	397
	Safety Insurance Group, Inc.	10,094	384
	Northwest Bancorp, Inc.	17,916	383
*	LaBranche & Co. Inc.	79,493	381
	Amtrust Financial Services Inc.	32,638	379
	Bank of the Ozarks, Inc.	12,456	369
	Columbia Banking System, Inc.	30,707	366
*	Beneficial Mutual Bancorp, Inc.	31,324	352
	DiamondRock Hospitality Co. REIT	69,147	351
	Radian Group, Inc.	94,346	347
	Capital City Bank Group, Inc.	12,700	346
	Arrow Financial Corp.	13,697	344
	Abington Community Bancorp Inc.	37,072	343
	Southside Bancshares, Inc.	14,283	336

21

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Cedar Shopping Centers, Inc. REIT	46,020	326
	LaSalle Hotel Properties REIT	29,431	325
	Forest City Enterprise Class A	48,447	325
	Horace Mann Educators Corp.	35,092	322
	Kearny Financial Corp.	24,900	319
	Heartland Financial USA, Inc.	15,444	318
	CBL & Associates Properties, Inc. REIT	48,234	314
	Camden National Corp.	11,406	308
*	Crawford & Co. Class B	21,031	306
*	First Cash Financial Services, Inc.	16,000	305
	Calamos Asset Management, Inc.	40,627	301
	Tower Group, Inc.	10,457	295
	BankFinancial Corp.	28,689	292
	First Industrial Realty Trust REIT	38,550	291
	Provident Bankshares Corp.	30,121	291
^	Redwood Trust, Inc. REIT	19,463	290
	Sterling Financial Corp.	32,946	290
	Ames National Corp.	10,699	284
*	United America Indemnity, Ltd.	22,100	283
^	CoBiz Inc.	28,819	281
	SCBT Financial Corp.	8,135	281
^	Cascade Bancorp	41,379	279
*	Dollar Financial Corp.	26,380	272
	BancTrust Financial Group, Inc.	18,203	269
*	Portfolio Recovery Associates, Inc.	7,895	267
	The Phoenix Cos., Inc.	80,330	263
	Ambac Financial Group, Inc.	201,520	262
	Colonial Properties Trust REIT	31,351	261
	Stewart Information Services Corp.	10,956	257
^	Sierra Bancorp	12,249	257
	Bryn Mawr Bank Corp.	12,696	255
*^	CompuCredit Corp.	46,124	255
	FBL Financial Group, Inc. Class A	16,406	253
	Republic Bancorp, Inc. Class A	9,228	251
	Ameris Bancorp	21,172	251
	EMC Insurance Group, Inc.	9,739	250
^	iStar Financial Inc. REIT	111,398	248
	Banner Corp.	26,192	246
	Associated Estates Realty Corp. REIT	26,973	246
*	Avatar Holding, Inc.	9,241	245
	Gamco Investors Inc. Class A	8,908	243
	BlackRock Kelso Capital Corp.	24,666	243
	First Source Corp.	10,221	242
	Clifton Savings Bancorp, Inc.	20,185	239
	The South Financial Group, Inc.	55,281	239
	Hercules Technology Growth Capital, Inc.	29,500	234
^	TowneBank	9,401	233
	Sunstone Hotel Investors, Inc.
	REIT	37,636	233
	Amcore Financial, Inc.	63,590	230

	General Growth
	Properties Inc. REIT	177,353	229
*	PICO Holdings, Inc.	8,546	227
*	Enstar Group Ltd.	3,800	225
	LTC Properties, Inc. REIT	11,070	225
	Chimera Investment Corp.	64,800	224
*	Forestar Real Estate
	Group, Inc.	22,964	219
	Lexington Realty Trust REIT	43,562	218
	Baldwin & Lyons, Inc.
	Class B	11,854	216
	Donegal Group Inc. Class A	12,779	214
^	Anthracite Capital Inc. REIT	95,358	213
	Renasant Corp.	12,454	212
*	CNA Surety Corp.	10,946	210
	Agree Realty Corp. REIT	11,533	209
	Castlepoint Holdings Ltd.	15,400	209
	American Land Lease, Inc.
	REIT	15,079	208
	Capitol Bancorp Ltd.	26,516	207
	Getty Realty Holding
	Corp. REIT	9,776	206
^	Frontier Financial Corp.	47,165	206
*	Riskmetrics Group Inc.	13,536	202
	State Auto Financial Corp.	6,702	201
	Pennsylvania REIT	26,850	200
	Cohen & Steers, Inc.	18,159	200
	Medical Properties Trust Inc.
	REIT	31,592	199
*	World Acceptance Corp.	10,021	198
	Sanders Morris Harris
	Group Inc.	33,002	198
	First Financial Holdings, Inc.	9,744	197
	Flushing Financial Corp.	16,352	196
	National Western Life
	Insurance Co. Class A	1,154	195
	Presidential Life Corp.	19,593	194
	Gladstone Capital Corp.	23,785	192

22

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	GFI Group Inc.	52,896	187
	Consolidated-Tomoka
	Land Co.	4,867	186
	Meadowbrook Insurance
	Group, Inc.	28,635	184
	Enterprise Financial
	Services Corp.	11,986	183
	American National
	Bankshares Inc.	10,649	181
*	Asset Acceptance
	Capital Corp.	35,066	179
*	Encore Capital Group, Inc.	24,500	176
*	Western Alliance Bancorp	16,963	171
	Sandy Spring Bancorp, Inc.	7,759	169
	Medallion Financial Corp.	22,087	169
	Universal Health Realty
	Income REIT	5,061	167
	Tompkins Trustco, Inc.	2,860	166
	First Financial Corp. (IN)	4,030	165
	Oriental Financial Group Inc.	27,085	164
*	TradeStation Group, Inc.	25,140	162
*	Texas Capital
	Bancshares, Inc.	11,957	160
	BGC Partners, Inc.	57,743	159
*	Pennsylvania Commerce
	Bancorp, Inc.	5,972	159
	Ameriserv Financial Inc.	79,952	159
	Cascade Financial Corp.	29,247	159
	NYMAGIC, Inc.	8,297	158
*^	MF Global Ltd.	76,907	157
	Compass Diversified Trust	13,940	157
	Evercore Partners Inc.	12,500	156
*	Republic First Bancorp, Inc.	17,473	154
	StellarOne Corp.	8,973	152
	Advance America,
	Cash Advance Centers, Inc.	79,588	150
	Suffolk Bancorp	4,176	150
	Lakeland Bancorp, Inc.	13,305	150
	Life Partners Holdings	3,400	148
	Simmons First National Corp.	4,909	145
	Nelnet, Inc.	9,846	141
	First Bancorp (NC)	7,508	138
	Prospect Energy Corp.	11,400	136
*	MarketAxess Holdings, Inc.	16,708	136
	First of Long Island Corp.	5,666	135
*	Guaranty Bancorp	65,579	131
	OceanFirst Financial Corp.	7,824	130
	WSFS Financial Corp.	2,698	129
	Univest Corp. of Pennsylvania	3,992	128
	First Potomac REIT	13,781	128

	Parkway Properties Inc. REIT	7,110	128
^	Arbor Realty Trust, Inc. REIT	43,381	128
*^	Guaranty Financial
	Group, Inc.	47,664	124
*	Tejon Ranch Co.	4,965	123
	Urstadt Biddle Properties
	Class A REIT	7,698	123
	Education Realty
	Trust, Inc. REIT	23,305	122
	Flagstone Reinsurance
	Holdings Ltd.	12,319	120
*	eHealth, Inc.	8,900	118
	Anchor Bancorp
	Wisconsin Inc.	42,747	118
	The PMI Group Inc.	60,473	118
	Kite Realty Group Trust REIT	20,750	115
	OneBeacon Insurance
	Group Ltd.	11,000	115
*	FCStone Group, Inc.	25,800	114
	Center Bancorp, Inc.	13,880	114
*	PMA Capital Corp. Class A	15,832	112
	Union Bankshares Corp.	4,439	110
	S.Y. Bancorp, Inc.	3,884	107
	U-Store-It Trust REIT	23,422	104
	Westfield Financial, Inc.	10,035	104
	TriCo Bancshares	4,142	103
	U.S. Global Investors, Inc.
	Class A	21,126	103
	Essa Bancorp Inc.	7,100	100
	City Bank Lynnwood (WA)	19,280	100
	Center Financial Corp.	15,249	94
*^	Ladenburg Thalmann
	Financial Services, Inc.	129,695	93
	Cardinal Financial Corp.	16,306	93
	Ashford Hospitality
	Trust REIT	80,178	92
	Resource America, Inc.	22,502	90
*	American Safety Insurance
	Holdings, Ltd.	6,800	90
	Sun Communities, Inc. REIT	6,380	89
	Strategic Hotels
	and Resorts, Inc. REIT	52,091	88
*	First Mercury Financial Corp.	6,000	86
	Cadence Financial Corp.	18,300	85
	NorthStar Realty
	Finance Corp. REIT	21,140	83
*	First Acceptance Corp.	28,251	82
	Hanmi Financial Corp.	39,333	81
^	Corus Bankshares Inc.	72,982	81
	ViewPoint Financial Group	4,936	79
	National Financial
	Partners Corp.	25,138	76
	Merchants Bancshares, Inc.	4,026	76

	Atlantic Coast Federal Corp.	19,099	74
*	Penson Worldwide, Inc.	9,728	74
	Washington Trust
	Bancorp, Inc.	3,678	73
	German American Bancorp	6,316	72
^	BankAtlantic Bancorp, Inc.
	Class A	12,277	71
	Greene County Bancshares	5,147	70

23

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Cowen Group, Inc.	11,100	69
	RAIT Financial Trust REIT	26,606	69
*	Reis, Inc.	13,650	68
	Student Loan Corp.	1,609	66
	Eastern Virginia
	Bankshares, Inc.	7,487	66
	Sterling Bancorp	4,685	66
	Mission West Properties
	Inc. REIT	8,567	66
^	Alesco Financial,
	Inc. REIT	148,857	65
	Nara Bancorp, Inc.	6,629	65
	FelCor Lodging Trust,
	Inc. REIT	35,270	65
	Century Bancorp, Inc.
	Class A	4,105	65
^	Capital Trust Class A REIT	17,639	64
	CFS Bancorp, Inc.	16,281	64
	Mainsource Financial
	Group, Inc.	4,081	63
*	International Assets
	Holding Corp.	7,337	63
	Northfield Bancorp, Inc.	5,563	63
	Financial Institutions, Inc.	4,347	62
	Ameriana Bancorp	11,143	62
	MVC Capital, Inc.	5,660	62
	Capital Bank Corp.	10,018	62
*	FBR Capital Markets Corp.	12,518	61
*	Greenlight Capital Re. Ltd.	4,649	60
	Great Southern Bancorp, Inc.	5,253	60
	Peoples Bancorp, Inc.	3,062	59
*	The First Marblehead Corp.	44,916	58
*	Rewards Network Inc.	22,322	58
	Shore Bancshares, Inc.	2,379	57
	Heritage Commerce Corp.	5,040	57
	First Defiance Financial Corp.	7,312	57
	First Place Financial Corp.	14,747	56
	Winthrop Realty Trust REIT	5,127	56
	Southwest Bancorp, Inc.	4,254	55
	BRT Realty Trust REIT	14,685	54
	Colony Bankcorp, Inc.	6,706	54
	Lakeland Financial Corp.	2,215	53
	Glimcher Realty Trust REIT	18,562	52
	Investors Title Co.	1,347	50
	VIST Financial Corp.	6,411	50
^	Old Second Bancorp, Inc.	4,202	49
	Advanta Corp. Class B	22,200	46
	Smithtown Bancorp, Inc.	2,863	46
*	Oritani Financial Corp.	2,600	44
*	American

	Independence Corp.	15,579	43
	MCG Capital Corp.	59,899	43
	Federal Agricultural
	Mortgage Corp. Class C	12,037	42
	DuPont Fabros
	Technology Inc. REIT	20,057	42
	PremierWest Bancorp	6,146	41
	Comm Bancorp, Inc.	1,169	41
	ASTA Funding, Inc.	14,455	39
^	First South Bancorp, Inc.	3,129	39
*	Credit Acceptance Corp.	2,800	38
	CapLease, Inc. REIT	21,720	38
	West Bancorporation	3,045	37
	ESB Financial Corp.	3,458	37
	LSB Corp.	4,999	37
*	Marlin Business
	Services Inc.	13,638	36
*	Community Bancorp	10,370	36
	Maguire Properties,
	Inc. REIT	24,623	36
	Citizens & Northern Corp.	1,803	36
	Wilshire Bancorp Inc.	3,876	35
	Peapack Gladstone
	Financial Corp.	1,263	34
*	Sun Bancorp, Inc. (NJ)	4,449	33
	Monmouth Real Estate
	Investment Corp. REIT	4,736	33
	American Capital Agency
	Corp. REIT	1,500	32
	Gramercy Capital
	Corp. REIT	24,868	32
	First State Bancorporation	19,054	31
	West Coast Bancorp	4,749	31
	Highland Distressed
	Opportunities, Inc.	14,100	30
	NGP Capital Resources Co.	3,600	30
	Ramco-Gershenson
	Properties Trust REIT	4,805	30
	Hersha Hospitality Trust REIT	9,885	30
	Danvers Bancorp, Inc.	2,181	29
^	Seacoast Banking Corp.
	of Florida	4,404	29
	PMC Commercial Trust REIT	3,875	29
	Farmers Capital Bank Corp.	1,180	29
	Camco Financial Corp.	8,512	27
*	United PanAm Financial Corp.	16,541	26
*	First Regional Bancorp	7,914	26
*^	First Federal Financial Corp.	14,443	25
	Newcastle Investment
	Corp. REIT	30,001	25
	First United Corp.	1,815	24
*	Bank of Florida Corp.	5,800	24
	Bank of Granite Corp.	9,915	24

*	Waterstone Financial, Inc.	7,200	24
	North Valley Bancorp	6,436	24
	Citizens First Bancorp, Inc.	11,243	24
*	Irwin Financial Corp.	18,070	23
	First M&F Corp.	2,867	23

24

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Columbia Bancorp (OR)	11,370	23
	Citizens South Banking Corp.	3,809	23
*	Maui Land & Pineapple
	Co., Inc.	1,676	23
*	Virginia Commerce
	Bancorp, Inc.	4,186	22
	Independent Bank Corp. (MI)	9,627	21
	Gladstone Investment Corp.	4,200	21
	Rome Bancorp, Inc.	2,312	20
	NewBridge Bancorp.	8,425	20
*	Stratus Properties Inc.	1,599	20
	Heritage Financial Corp.	1,610	20
	TierOne Corp.	5,200	20
*	Seabright Insurance
	Holdings, Inc.	1,623	19
*	Flagstar Bancorp, Inc.	26,809	19
	UMH Properties, Inc. REIT	3,070	18
	Horizon Financial Corp.	3,785	18
	Kansas City Life Insurance Co.	400	17
	Mercantile Bank Corp.	4,011	17
	Preferred Bank	2,850	17
	Kayne Anderson Energy
	Development Co.	2,200	17
*	First Keystone Financial, Inc.	2,063	16
^	W Holding Co., Inc.	1,569	16
	Westwood
	Holdings Group, Inc.	560	16
	Pacific Mercantile Bancorp	3,238	16
	Macatawa Bank Corp.	4,554	16
*	Friedman, Billings, Ramsey
	Group, Inc. REIT	92,285	16
	AmericanWest
	Bancorporation	20,121	15
	Cogdell Spencer Inc. REIT	1,400	13
	Jefferson Bancshares, Inc.	1,600	13
	First Financial Northwest, Inc.	1,300	12
	TF Financial Corp.	616	12
	First Federal Bancshares
	of Arkansas, Inc.	1,606	12
	National Interstate Corp.	660	12
*	Tree.com, Inc.	4,454	12
	Pulaski Financial Corp.	1,691	11
	HopFed Bancorp, Inc.	1,005	11
*	Consumer Portfolio
	Services, Inc.	27,451	11
*	Ampal-American
	Israel Corp.	18,048	10
*	BCSB Bancorp, Inc.	1,195	10
	Provident Financial
	Holdings, Inc.	2,290	10

*	The Bancorp Inc.	2,757	10
	Midwest Banc Holdings, Inc.	6,867	10
	Wainwright Bank & Trust Co.	1,613	9
	Meta Financial Group, Inc.	1,049	9
	Codorus Valley Bancorp, Inc.	1,184	9
	One Liberty Properties,
	Inc. REIT	1,038	9
*	Deerfield Capital Corp.	2,543	9
*	NewStar Financial, Inc.	2,200	9
	Centerstate Banks of Florida	492	8
^	BankUnited Financial Corp.	45,915	8
	Resource Capital Corp. REIT	1,885	7
	HMN Financial, Inc.	1,711	7
	Middleburg Financial Corp.	500	7
	Firstbank Corp.	820	7
	Integra Bank Corp.	4,988	7
	United Community
	Financial Corp.	7,545	7
	JER Investors Trust Inc. REIT	7,293	7
	Capital Corp. of the West	7,079	7
	Grubb & Ellis Co.	5,194	6
	Royal Bancshares
	of Pennsylvania, Inc.	1,768	6
	Imperial Capital Bancorp Inc.	2,520	6
	FNB Corp. (NC)	1,696	5
	Timberland Bancorp, Inc.	706	5
	Indiana Community Bancorp	438	5
	First Financial Service Corp.	438	5
	Unity Bancorp, Inc.	1,310	5
	Wayne Savings
	Bancshares, Inc.	673	5
*	First Mariner Bancorp, Inc.	6,444	5
	Advanta Corp. Class A	3,855	4
	HF Financial Corp.	347	4
	Parkvale Financial Corp.	316	4
*	Superior Bancorp	1,211	4
*	AMV Liquidating Trust	34,500	4
	MutualFirst Financial Inc.	500	3
	State Bancorp, Inc.	330	3
	Security Bank Corp.	2,998	3
	Federal Agricultural
	Mortgage Corp. Class A	1,021	3
	Peoples Financial Corp.	166	3
^	Habersham Bancorp	1,210	3
	Thomas Properties
	Group, Inc.	1,100	3
	K-Fed Bancorp	408	3
	Northrim Bancorp Inc.	256	3
*	Triad Guaranty, Inc.	6,854	3
	Northern States Financial Corp.	599	2
	Princeton National Bancorp, Inc.	100	2
*	Broadpoint Securities Group	700	2
	TIB Financial Corp.	385	2

	Rainier Pacific Financial
	Group Inc.	975	1
*	Specialty Underwriters’
	Alliance, Inc.	500	1
	21st Century Holding Co.	282	1
	MetroCorp Bancshares, Inc.	159	1

25

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Valley National Bankcorp
	Warrants Exp. 6/30/15	240	1
*	Meridian Interstate
	Bancorp, Inc.	100	1
	Harrington West
	Financial Group, Inc.	351	1
	Brooklyn Federal Bancorp	44	1
*	FX Real Estate
	and Entertainment Inc.	3,709	1
			1,140,290
Health Care (14.3%)
	Johnson & Johnson	2,220,914	132,877
	Pfizer Inc.	5,357,324	94,878
	Abbott Laboratories	1,225,185	65,388
	Merck & Co., Inc.	1,702,704	51,762
*	Amgen Inc.	840,916	48,563
	Wyeth	1,059,743	39,751
*	Gilead Sciences, Inc.	731,127	37,390
	Bristol-Myers Squibb Co.	1,573,349	36,580
	Eli Lilly & Co.	813,271	32,750
*	Genentech, Inc.	377,558	31,303
	Medtronic, Inc.	894,657	28,110
	Baxter International, Inc.	498,855	26,734
	UnitedHealth Group Inc.	967,716	25,741
	Schering-Plough Corp.	1,291,926	22,002
*	Celgene Corp.	361,569	19,988
*	WellPoint Inc.	406,429	17,123
*	Medco Health
	Solutions, Inc.	401,968	16,846
	Covidien Ltd.	398,819	14,453
*	Genzyme Corp.	213,538	14,173
	Becton, Dickinson & Co.	193,659	13,244
*	Thermo Fisher
	Scientific, Inc.	333,006	11,346
*	Biogen Idec Inc.	230,683	10,987
	Aetna Inc.	374,858	10,683
	Cardinal Health, Inc.	285,460	9,840
	Allergan, Inc.	241,910	9,754
	Stryker Corp.	229,439	9,166
*	Express Scripts Inc.	166,672	9,164
*	St. Jude Medical, Inc.	271,694	8,955
	McKesson Corp.	219,284	8,493
*	Boston Scientific Corp.	1,073,411	8,308
*	Zimmer Holdings, Inc.	179,093	7,239
	Quest Diagnostics, Inc.	131,876	6,846
	C.R. Bard, Inc.	78,993	6,656
*	Forest Laboratories, Inc.	242,845	6,185
*	Laboratory Corp.
	of America Holdings	88,479	5,699
*	Humana Inc.	134,401	5,010

	AmerisourceBergen Corp.	126,233	4,501
*	Cephalon, Inc.	54,205	4,176
*	DaVita, Inc.	83,329	4,131
*	Intuitive Surgical, Inc.	31,040	3,942
	CIGNA Corp.	219,333	3,696
*	Vertex
	Pharmaceuticals, Inc.	118,598	3,603
*	Varian Medical
	Systems, Inc.	99,660	3,492
*	Hospira, Inc.	127,355	3,416
	DENTSPLY
	International Inc.	112,907	3,188
*	Life Technologies Corp.	135,673	3,163
*	Waters Corp.	79,241	2,904
*	Hologic, Inc.	203,672	2,662
	Omnicare, Inc.	94,045	2,611
*	Henry Schein, Inc.	71,071	2,608
*	Illumina, Inc.	96,572	2,516
*	Endo Pharmaceuticals
	Holdings, Inc.	95,788	2,479
	Pharmaceutical Product
	Development, Inc.	85,317	2,475
*	Edwards Lifesciences Corp.	44,756	2,459
*	Myriad Genetics, Inc.	36,415	2,413
*	Mylan Inc.	242,205	2,395
*	Covance, Inc.	50,184	2,310
*	Millipore Corp.	44,001	2,267
*	ResMed Inc.	60,236	2,258
	IMS Health, Inc.	144,854	2,196
	Beckman Coulter, Inc.	49,503	2,175
*	Cerner Corp.	54,784	2,106
*	Alexion
	Pharmaceuticals, Inc.	58,184	2,106
*	Watson
	Pharmaceuticals, Inc.	78,998	2,099
*	King Pharmaceuticals, Inc.	196,444	2,086
	Perrigo Co.	63,172	2,041
	Techne Corp.	29,325	1,892
*	Gen-Probe Inc.	43,304	1,855
*	OSI Pharmaceuticals, Inc.	45,937	1,794
*	Coventry Health Care Inc.	118,197	1,759
*	IDEXX Laboratories, Inc.	47,498	1,714
*^	Valeant Pharmaceuticals
	International	70,377	1,612
	Teleflex Inc.	31,734	1,590
*	Lincare Holdings, Inc.	58,995	1,589
*	Onyx Pharmaceuticals, Inc.	45,000	1,537
*	Immucor Inc.	56,196	1,494
*	Charles River
	Laboratories, Inc.	54,539	1,429
*	Thoratec Corp.	43,749	1,421
	Universal Health Services
	Class B	37,809	1,420

*	BioMarin Pharmaceutical Inc.	79,629	1,417
*	Patterson Companies, Inc.	72,970	1,368
*	VCA Antech, Inc.	68,156	1,355
	PerkinElmer, Inc.	95,613	1,330
*	Magellan Health
	Services, Inc.	32,618	1,277
*	AMERIGROUP Corp.	42,945	1,268
	Owens & Minor, Inc.	33,199	1,250

26

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Psychiatric Solutions, Inc.	44,720	1,245
*	Amylin Pharmaceuticals, Inc.	110,828	1,203
*	Warner Chilcott Ltd.	80,989	1,174
*	Pediatrix Medical Group, Inc.	36,666	1,162
*	Haemonetics Corp.	20,569	1,162
*	Masimo Corp.	38,701	1,154
*	United Therapeutics Corp.	18,334	1,147
	STERIS Corp.	47,671	1,139
*	Bio-Rad Laboratories,
	Inc. Class A	15,085	1,136
*	Community Health
	Systems, Inc.	77,511	1,130
*	Inverness Medical
	Innovations, Inc.	59,381	1,123
*	Cubist Pharmaceuticals, Inc.	45,513	1,100
*	Isis Pharmaceuticals, Inc.	77,362	1,097
*	Nuvasive, Inc.	28,955	1,003
	West Pharmaceutical
	Services, Inc.	26,234	991
*	Sepracor Inc.	88,233	969
*	Health Net Inc.	87,047	948
*	PSS World Medical, Inc.	50,216	945
*	LifePoint Hospitals, Inc.	40,437	924
*	Regeneron
	Pharmaceuticals, Inc.	50,042	919
*	Auxilium
	Pharmaceuticals, Inc.	32,050	912
*	Amedisys Inc.	21,735	899
*	Sequenom, Inc.	43,619	865
	Mentor Corp.	27,295	844
*	Kinetic Concepts, Inc.	43,973	843
	Meridian Bioscience Inc.	32,722	833
	Martek Biosciences Corp.	26,899	815
*	Alkermes, Inc.	76,321	813
*	HLTH Corp.	77,115	807
*	Healthspring, Inc.	40,080	800
	Hill-Rom Holdings, Inc.	47,938	789
*	Varian, Inc.	23,419	785
*	HealthSouth Corp.	70,119	769
	Chemed Corp.	18,745	745
*	ViroPharma Inc.	55,962	729
*	Celera Corp.	63,909	711
*	Centene Corp.	34,919	688
*	Catalyst Health
	Solutions, Inc.	28,154	686
*^	Theravance, Inc.	54,351	673
*	Luminex Corp.	31,255	668
*	Dionex Corp.	14,724	660
*	Alnylam Pharmaceuticals Inc.	26,650	659
*	Gentiva Health Services, Inc.	22,396	655

	Medicis
	Pharmaceutical Corp.	45,720	636
*	Wright Medical Group, Inc.	31,053	634
*	The Medicines Co.	41,940	618
*	HMS Holdings Corp.	19,586	617
	Cooper Cos., Inc.	36,901	605
	PDL BioPharma Inc.	97,319	601
*	AmSurg Corp.	25,511	595
*	Integra LifeSciences Holdings	16,721	595
*	Acorda Therapeutics Inc.	28,500	585
*	CV Therapeutics, Inc.	62,196	573
*	CONMED Corp.	23,636	566
	Datascope Corp.	10,752	562
*	Eclipsys Corp.	39,500	561
*	ABIOMED, Inc.	33,877	556
	Landauer, Inc.	7,578	555
*	AthenaHealth Inc.	14,700	553
*	AMAG Pharmaceuticals, Inc.	15,401	552
*	Medarex, Inc.	98,122	548
*	American Medical
	Systems Holdings, Inc.	58,821	529
*	Align Technology, Inc.	59,794	523
*	Conceptus, Inc.	34,314	522
*	Cyberonics, Inc.	30,912	512
*	Par Pharmaceutical Cos. Inc.	37,929	509
*	Halozyme Therapeutics Inc.	89,030	499
*	Greatbatch, Inc.	18,398	487
*	Hanger Orthopedic
	Group, Inc.	33,098	480
*	Cepheid, Inc.	45,806	475
*	Cougar Biotechnology Inc.	18,000	468
*	Dendreon Corp.	100,323	459
	Analogic Corp.	16,593	453
	Invacare Corp.	29,007	450
*	Xenoport Inc.	17,900	449
*	Abaxis, Inc.	27,581	442
*	Seattle Genetics, Inc.	48,969	438
*	Tenet Healthcare Corp.	376,698	433
*	Natus Medical Inc.	33,355	432
*	AngioDynamics, Inc.	31,266	428
*	PAREXEL International Corp.	43,758	425
*	WellCare Health Plans Inc.	31,741	408
*	Bio-Reference
	Laboratories, Inc.	15,328	402
*	Arena Pharmaceuticals, Inc.	95,554	398
*	Allos Therapeutics Inc.	64,369	394
*	Phase Forward Inc.	31,350	393
*	AMN Healthcare
	Services, Inc.	46,344	392
*	Cypress Bioscience, Inc.	56,417	386
*	Cantel Medical Corp.	26,230	385
*	Advanced Medical
	Optics, Inc.	57,927	383

*	PharMerica Corp.	24,017	376
*	Healthways, Inc.	32,122	369
*^	InterMune Inc.	34,764	368
*	Genomic Health, Inc.	18,381	358
*	Enzon Pharmaceuticals, Inc.	61,227	357
*	CryoLife Inc.	36,390	353
	Computer Programs
	and Systems, Inc.	12,988	348

27

			Market
			Value•
		Shares	($000)
*	Assisted Living
	Concepts Inc.	83,836	348
*^	GTx, Inc.	20,379	343
*	Albany Molecular
	Research, Inc.	34,752	338
*	ICU Medical, Inc.	10,115	335
*	Exelixis, Inc.	66,056	332
*	Incyte Corp.	87,078	330
*	Health Management
	Associates Class A	184,326	330
	Allscripts Healthcare
	Solutions, Inc.	33,176	329
*	Savient Pharmaceuticals Inc.	55,719	323
*	SurModics, Inc.	12,751	322
*	Alliance Imaging, Inc.	40,120	320
*	ArQule, Inc.	75,682	319
*	Air Methods Corp.	19,690	315
*	Cross Country
	Healthcare, Inc.	35,033	308
*	Kindred Healthcare, Inc.	23,619	308
*	Human Genome
	Sciences, Inc.	139,861	297
*	Universal American Corp.	33,559	296
	Teva Pharmaceutical
	Industries Ltd.
	Sponsored ADR	6,851	292
*	Momenta
	Pharmaceuticals, Inc.	25,120	291
*	eResearch Technology, Inc.	43,862	291
*	Array BioPharma Inc.	71,630	290
*	ATS Medical, Inc.	101,231	281
*	Akorn, Inc.	121,670	280
*	Abraxis BioScience	4,214	278
*	LHC Group Inc.	7,700	277
*	CorVel Corp.	12,401	273
*	ev3 Inc.	44,387	271
*	inVentiv Health, Inc.	23,214	268
*	Nektar Therapeutics	46,303	257
*	Questcor
	Pharmaceuticals, Inc.	27,600	257
*	Idenix Pharmaceuticals Inc.	42,528	246
*	Cutera, Inc.	26,729	237
*	Accuray Inc.	45,446	235
*	Affymetrix, Inc.	78,293	234
*	NPS Pharmaceuticals Inc.	37,657	234
*	Geron Corp.	49,112	229
*	Almost Family Inc.	5,062	228
*	Noven Pharmaceuticals, Inc.	20,677	227
	National Healthcare Corp.	4,480	227
*	American Dental
	Partners, Inc.	32,619	226
*	Exactech, Inc.	13,435	226

*	Salix Pharmaceuticals, Ltd.	25,487	225
*	Durect Corp.	65,373	222
*	Rigel Pharmaceuticals, Inc.	27,200	218
*	Merit Medical Systems, Inc.	11,487	206
*^	MannKind Corp.	59,725	205
*	Accelrys Inc.	45,418	198
*	Vivus, Inc.	36,884	196
*	Res-Care, Inc.	13,019	196
*	Emeritus Corp.	19,136	192
*	MedAssets, Inc.	13,000	190
*	Cardiac Science Corp.	25,269	190
*	Volcano Corp.	12,520	188
*	Adolor Corp.	111,517	185
*	Emergency Medical
	Services LP Class A	5,000	183
*	Progenics
	Pharmaceuticals, Inc.	17,277	178
*	Pain Therapeutics, Inc.	29,876	177
*	Facet Biotech Corp.	18,429	177
*	Quidel Corp.	13,405	175
*	Zoll Medical Corp.	9,274	175
*	Omnicell, Inc.	14,338	175
*	America Service Group Inc.	16,255	174
*	Medivation Inc.	11,600	169
*	ArthroCare Corp.	34,290	164
*	Bruker BioSciences Corp.	39,228	159
*	Dyax Corp.	43,074	157
*	Biodel Inc.	32,195	155
*	Molina Healthcare Inc.	8,500	150
*	Palomar Medical
	Technologies, Inc.	12,812	148
*	Odyssey Healthcare, Inc.	15,929	147
*	Kendle International Inc.	5,707	147
*	Amicas, Inc.	85,749	143
*	Sun Healthcare Group Inc.	16,100	142
*	Neogen Corp.	5,653	141
*	Caraco Pharmaceutical
	Laboratories, Ltd.	23,770	141
*	Inspire Pharmaceuticals, Inc.	39,086	141
*	Cynosure Inc.	15,200	139
*	Anika Resh Inc.	44,991	137
*	Rochester Medical Corp.	8,732	134
*	Medical Action
	Industries Inc.	13,400	134
*	Celldex Therapeutics, Inc.	16,848	133
*	SonoSite, Inc.	6,969	133
*	Alexza Pharmaceuticals, Inc.	41,900	133
*	Orthofix International N.V.	8,589	132
*	Cytokinetics, Inc.	45,613	130
*	MedCath Corp.	12,390	129
*	BioScrip Inc.	58,174	129
*	Ligand Pharmaceuticals Inc.
	Class B	46,693	128

*	DepoMed, Inc.	76,566	126
*	Symmetry Medical Inc.	15,800	126
*	ARIAD
	Pharmaceuticals, Inc.	146,169	124
*	Continucare Corp.	58,799	124
	Brookdale Senior Living Inc.	21,863	122
*	Anadys Pharmaceuticals Inc.	77,338	121

28

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Kensey Nash Corp.	6,234	121
*	MWI Veterinary Supply Inc.	4,200	113
*	Genoptix, Inc.	3,300	112
*	Biomimetic Therapeutics, Inc.	12,000	111
*^	Osiris Therapeutics, Inc.	5,600	107
*	IRIS International, Inc.	7,638	106
*	Capital Senior Living Corp.	35,679	106
*	Allied Healthcare
	International Inc.	96,402	105
*	ImmunoGen, Inc.	24,017	103
*	Sirona Dental Systems Inc.	9,778	103
*	Pharmasset, Inc.	7,800	102
*	Indevus
	Pharmaceuticals, Inc.	32,135	101
*	Aastrom Biosciences, Inc.	200,718	100
*	Vital Images, Inc.	7,125	99
*^	MiddleBrook
	Pharmaceuticals Inc.	65,991	99
*	Pozen Inc.	19,561	99
*	Maxygen Inc.	10,975	98
*	K-V Pharmaceutical Co.
	Class A	33,848	97
*	Nabi Biopharmaceuticals	28,374	95
*	US Physical Therapy, Inc.	7,061	94
*	Columbia Laboratories Inc.	72,189	92
*	Acadia Pharmaceuticals Inc.	101,560	91
*	Zymogenetics, Inc.	30,213	91
*	Cambrex Corp.	18,866	87
*	Harvard Bioscience, Inc.	32,348	86
*	BioLase Technology, Inc.	56,502	84
*	Aspect Medical
	Systems, Inc.	24,420	82
*	Discovery Laboratories, Inc.	68,754	77
*	BioCryst
	Pharmaceuticals, Inc.	54,092	74
*	AVI BioPharma, Inc.	109,666	72
*	Enzo Biochem, Inc.	14,711	72
*	RehabCare Group, Inc.	4,677	71
*	Clinical Data, Inc.	7,800	69
*	Immunomedics Inc.	38,684	66
*	I-Flow Corp.	13,685	66
*	Idera Pharmaceuticals, Inc.	8,085	62
*	Hansen Medical Inc.	8,149	59
*	Allion Healthcare Inc.	14,009	58
*^	Antigenics, Inc.	118,178	57
*	Caliper Life Sciences, Inc.	58,415	57
*	PDI, Inc.	13,965	56
*	Avanir Pharmaceuticals
	Class A	136,315	56
*	BMP Sunstone Corp.	9,600	53

*	Sunrise Senior Living, Inc.	31,787	53
*	BioSphere Medical Inc.	27,491	53
*	Optimer
	Pharmaceuticals Inc.	4,300	52
*	Neurocrine Biosciences, Inc.	15,959	51
*	EPIX Pharmaceuticals Inc.	48,285	50
*	Vascular Solutions, Inc.	5,486	49
*	Arrowhead Research Corp.	52,360	49
*	Icad Inc.	42,753	47
	Merge Healthcare Inc.	35,735	46
*	OraSure Technologies, Inc.	12,190	45
	LCA-Vision Inc.	10,487	43
*	Infinity Pharmaceuticals, Inc.	5,218	42
*	Curis, Inc.	55,105	41
*	Cadence
	Pharmaceuticals, Inc.	5,700	41
*	HealthTronics Surgical
	Services, Inc.	17,998	40
*	Synovis Life
	Technologies, Inc.	2,100	39
*	Clarient, Inc.	24,101	39
*	Dexcom Inc.	13,965	39
*	RTI Biologics, Inc.	13,379	37
*	Spectranetics Corp.	14,143	37
*	Lexicon
	Pharmaceuticals Inc.	25,762	36
*	Endologix, Inc.	29,694	36
*	Cerus Corp.	50,588	35
*	Animal Health
	International, Inc.	16,559	35
*	Affymax Inc.	3,370	34
*	Sangamo BioSciences, Inc.	9,647	34
*	Orthovita, Inc.	9,483	32
	Psychemedics Corp.	4,628	30
*	Somanetics Corp.	1,801	30
*	SuperGen, Inc.	14,785	28
*	Candela Corp.	51,632	27
*^	GenVec, Inc.	60,242	26
*	CPEX Pharmaceuticals, Inc.	2,615	26
*	Skilled Healthcare Group Inc.	3,000	25
*	Corcept Therapeutics Inc.	23,958	25
*	StemCells, Inc.	17,974	24
*	Metabolix Inc.	1,900	24
*	Avigen, Inc.	31,139	24
*	Altus Pharmaceuticals, Inc.	43,084	23
*	Cell Genesys, Inc.	103,676	23
*	Micrus Endovascular Corp.	1,927	22
*	IPC The Hospitalist Co.	1,293	22
*	Life Sciences Research, Inc.	2,300	22
*	Penwest
	Pharmaceuticals Co.	13,087	21
*	Novavax, Inc.	10,811	20
*	CuraGen Corp.	40,688	19

*	STAAR Surgical Co.	7,813	19
*	SRI/Surgical Express, Inc.	10,677	18
*	National Dentex Corp.	3,944	18
*	Theragenics Corp.	15,331	18
*	VNUS Medical
	Technologies, Inc.	1,100	18
*	XOMA Ltd.	28,554	18
*	Five Star Quality Care, Inc.	11,424	17
*	Monogram Biosciences Inc.	6,692	17

29

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	deCODE genetics, Inc.	91,030	17
*	ThermoGenesis Corp.	37,607	16
*	Triple-S Management Corp.	1,360	16
*	Repligen Corp.	4,008	15
*	Osteotech, Inc.	8,935	15
*	TomoTherapy, Inc.	6,200	15
*	Santarus Inc.	9,196	14
*	Orexigen Therapeutics Inc.	2,550	14
*	Emisphere Technologies, Inc.	17,560	14
*	Peregrine
	Pharmaceuticals, Inc.	47,335	14
*	Stereotaxis Inc.	3,100	14
*	Senomyx, Inc.	4,700	13
*	ADVENTRX
	Pharmaceuticals, Inc.	137,900	12
*	Rural/Metro Corp.	6,345	11
*	Vical, Inc.	7,842	11
*	PhotoMedex, Inc.	51,174	11
*	Nighthawk Radiology
	Holdings, Inc.	2,175	11
*	Hooper Holmes, Inc.	42,124	11
*	Mediware Information
	Systems, Inc.	2,170	10
	Cytrx Corp.	32,600	10
*	Hi-Tech Pharmacal Co., Inc.	1,800	10
*	SciClone
	Pharmaceuticals, Inc.	13,095	10
*	RXi Pharmaceuticals Corp.	1,626	9
*	Sonic Innovations, Inc.	8,444	8
*	Telik, Inc.	21,589	8
*	Acusphere, Inc.	115,258	8
*	Hollis-Eden
	Pharmaceuticals, Inc.	11,684	8
*	Oxigene, Inc.	11,910	8
	Trimeris, Inc.	5,826	8
*	Ista Pharmaceuticals Inc.	9,776	7
*	Matrixx Initiatives, Inc.	418	7
*	Providence Service Corp.	4,531	7
*	Keryx
	Biopharmaceuticals, Inc.	28,705	7
*	Pharmanet Development
	Group, Inc.	6,980	6
*	Dynavax Technologies Corp.	7,379	6
*^	Nanogen, Inc.	41,842	6
	Young Innovations, Inc.	377	6
*	Insmed Inc.	11,508	5
*	IVAX Diagnostics, Inc.	10,266	5
*	Orthologic Corp.	11,489	5
*	Dialysis Corp. of America	665	5
*	Nuvelo, Inc.	15,404	5

*	Orchid Cellmark, Inc.	6,213	4
*	GTC Biotherapeutics, Inc.	12,722	4
*	NMT Medical, Inc.	3,896	4
*	EntreMed, Inc.	23,118	4
*	Pharmacyclics, Inc.	4,319	3
*	Strategic Diagnostics Inc.	3,632	3
*	La Jolla Pharmaceutical Co.	4,549	3
*	Epicept Corp.	3,977	3
*	Novamed, Inc.	620	2
*	Insulet Corp.	200	2
*	Alphatec Holdings, Inc.	600	1
*	Panacos Pharmaceuticals Inc.	6,632	1
*	Hemispherx Biopharma, Inc.	2,632	1
*	Vanda Parmaceuticals, Inc.	1,800	1
*	Neurogen Corp.	5,865	1
*	Alfacell Corp.	2,895	1
*	Heska Corp.	2,582	1
*	Interleukin Genetics, Inc.	2,262	—
*	Oscient Pharmaceuticals Corp.	2,454	—
*	Neurobiological
	Technolgoies, Inc.	619	—
*	Anesiva, Inc.	493	—
*	Minrad International, Inc.	400	—
			1,110,162
Industrials (11.3%)
	General Electric Co.	8,341,375	135,130
	United Technologies Corp.	728,152	39,029
	3M Co.	527,736	30,366
	United Parcel Service, Inc.	542,192	29,907
	The Boeing Co.	558,907	23,849
	Emerson Electric Co.	616,759	22,580
	Lockheed Martin Corp.	267,794	22,516
	Caterpillar, Inc.	483,818	21,612
	Burlington Northern
	Santa Fe Corp.	273,767	20,727
	Union Pacific Corp.	404,704	19,345
	Honeywell
	International Inc.	562,094	18,454
	Raytheon Co.	331,398	16,915
	General Dynamics Corp.	268,442	15,460
	FedEx Corp.	235,008	15,076
	Norfolk Southern Corp.	298,237	14,032
	Deere & Co.	342,512	13,125
	Waste Management, Inc.	389,791	12,918
	Illinois Tool Works, Inc.	330,237	11,575
	Danaher Corp.	202,847	11,483
	Northrop Grumman Corp.	254,928	11,482
	CSX Corp.	324,032	10,521
	Tyco International, Ltd.	377,451	8,153
	PACCAR, Inc.	274,543	7,852
	C.H. Robinson
	Worldwide Inc.	135,063	7,433
	L-3 Communications

Holdings, Inc.	96,638	7,130
Republic Services, Inc.
Class A	284,871	7,062
Precision Castparts Corp.	110,846	6,593
Fluor Corp.	142,288	6,384
ITT Industries, Inc.	137,301	6,314
Eaton Corp.	125,541	6,241
Parker Hannifin Corp.	133,375	5,674

30

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Expeditors International
	of Washington, Inc.	169,436	5,637
	Southwest Airlines Co.	583,999	5,034
	Rockwell Collins, Inc.	126,946	4,962
	Dover Corp.	149,622	4,926
*	Jacobs Engineering
	Group Inc.	97,506	4,690
*	First Solar, Inc.	31,966	4,410
	Ingersoll-Rand Co.	253,875	4,405
	Pitney Bowes, Inc.	165,662	4,221
	Cummins Inc.	153,548	4,104
	W.W. Grainger, Inc.	51,695	4,076
	Cooper Industries, Inc.
	Class A	138,700	4,054
*	Iron Mountain, Inc.	152,897	3,781
	Goodrich Corp.	99,867	3,697
	Rockwell Automation, Inc.	110,442	3,561
*	Stericycle, Inc.	68,180	3,551
	Fastenal Co.	100,872	3,515
	The Dun & Bradstreet Corp.	43,625	3,368
	Masco Corp.	294,720	3,280
	Roper Industries Inc.	71,699	3,112
*	Delta Air Lines Inc.	241,578	2,768
*	Quanta Services, Inc.	138,875	2,750
	Textron, Inc.	197,649	2,741
*	URS Corp.	67,203	2,740
	Equifax, Inc.	102,686	2,723
	Pall Corp.	95,392	2,712
*	Foster Wheeler Ltd.	114,765	2,683
	Ametek, Inc.	84,906	2,565
	Cintas Corp.	110,066	2,557
	Avery Dennison Corp.	76,370	2,500
	Robert Half
	International, Inc.	117,914	2,455
	Flowserve Corp.	45,739	2,356
	R.R. Donnelley & Sons Co.	167,283	2,272
*	Alliant Techsystems, Inc.	26,284	2,254
*	Covanta Holding Corp.	98,247	2,158
	Manpower Inc.	63,343	2,153
*	AMR Corp.	200,432	2,139
	KBR Inc.	135,346	2,057
	Joy Global Inc.	86,469	1,979
*	Waste Connections, Inc.	62,327	1,968
	Donaldson Co., Inc.	56,048	1,886
	Harsco Corp.	67,367	1,865
*	FTI Consulting, Inc.	40,432	1,807
*	McDermott
	International, Inc.	181,521	1,793
	Pentair, Inc.	75,031	1,776
	SPX Corp.	43,491	1,764

	Ryder System, Inc.	45,287	1,756
	Lincoln Electric
	Holdings, Inc.	34,298	1,747
*	AGCO Corp.	73,309	1,729
	J.B. Hunt Transport
	Services, Inc.	65,353	1,717
	Watson Wyatt
	& Co. Holdings	34,785	1,663
*	Corrections Corp.
	of America	100,103	1,638
*	Aecom Technology Corp.	53,289	1,638
	Landstar System, Inc.	42,338	1,627
	IDEX Corp.	66,176	1,598
*	Copart, Inc.	58,413	1,588
*	Continental Airlines, Inc.
	Class B	87,743	1,585
	Wabtec Corp.	36,839	1,464
*	Kansas City Southern	72,798	1,387
*	Shaw Group, Inc.	67,181	1,375
	Kennametal, Inc.	61,654	1,368
*	Terex Corp.	78,004	1,351
	MSC Industrial
	Direct Co., Inc. Class A	35,671	1,314
	The Timken Co.	65,905	1,294
	CLARCOR Inc.	38,708	1,284
	Hubbell Inc. Class B	39,260	1,283
	GATX Corp.	39,307	1,217
	Lennox International Inc.	37,653	1,216
*	Teledyne Technologies, Inc.	27,253	1,214
	Curtiss-Wright Corp.	36,268	1,211
*	EMCOR Group, Inc.	52,526	1,178
*^	SunPower Corp. Class A	31,523	1,166
*	JetBlue Airways Corp.	163,241	1,159
	Granite Construction Co.	26,331	1,157
*	Tetra Tech, Inc.	47,738	1,153
	Graco, Inc.	48,489	1,151
	Acuity Brands, Inc.	32,882	1,148
*	Kirby Corp.	41,475	1,135
*	Moog Inc.	31,024	1,135
	UAL Corp.	102,348	1,128
	Woodward Governor Co.	48,984	1,128
	Bucyrus International, Inc.	60,116	1,113
*	Navistar International Corp.	51,857	1,109
*	Monster Worldwide Inc.	91,450	1,106
*	Thomas & Betts Corp.	45,792	1,100
*	Clean Harbors Inc.	17,055	1,082
*	Owens Corning Inc.	62,436	1,080
	UTI Worldwide, Inc.	72,638	1,042
	Trinity Industries, Inc.	65,622	1,034
*	SunPower Corp. Class B	33,554	1,021
	Carlisle Co., Inc.	49,151	1,017
	The Toro Co.	30,434	1,004
*	Gardner Denver Inc.	42,877	1,001

	Regal-Beloit Corp.	26,145	993
	Con-way, Inc.	36,899	982
	Brady Corp. Class A	40,826	978
	The Brink’s Co.	35,800	962
*	Orbital Sciences Corp.	47,569	929
*	Energy Conversion
	Devices, Inc.	36,406	918
	The Manitowoc Co., Inc.	105,933	917
	Valmont Industries, Inc.	14,938	917

31

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Huron Consulting Group Inc.	15,889	910
*	Esterline Technologies Corp.	23,543	892
	Actuant Corp.	45,410	864
	Skywest, Inc.	46,347	862
^	Simpson Manufacturing Co.	30,911	858
*	ESCO Technologies Inc.	20,843	854
*	Spirit Aerosystems
	Holdings Inc.	83,461	849
*	Alaska Air Group, Inc.	28,780	842
	Alexander & Baldwin, Inc.	33,587	842
	Nordson Corp.	25,059	809
*	GrafTech International Ltd.	95,817	797
*	Genesee & Wyoming Inc.
	Class A	26,005	793
	Heartland Express, Inc.	49,796	785
*	Hub Group, Inc.	29,509	783
	Knight Transportation, Inc.	47,765	770
	Kaydon Corp.	22,184	762
*	General Cable Corp.	42,892	759
	Watsco, Inc.	19,637	754
*	Geo Group Inc.	41,677	751
	Mueller Industries Inc.	29,832	748
	Belden Inc.	34,402	718
*	TransDigm Group, Inc.	21,310	715
	Briggs & Stratton Corp.	40,406	711
	ABM Industries Inc.	37,020	705
*	US Airways Group Inc.	86,320	667
	Crane Co.	38,434	663
	Rollins, Inc.	36,640	662
*	WESCO International, Inc.	34,191	657
*	Old Dominion Freight
	Line, Inc.	22,813	649
*	Beacon Roofing Supply, Inc.	46,291	643
	Werner Enterprises, Inc.	36,837	639
*	United Stationers, Inc.	18,897	633
*	Allegiant Travel Co.	12,936	628
	Deluxe Corp.	41,849	626
	Otter Tail Corp.	26,732	624
*	BE Aerospace, Inc.	80,906	622
*	Navigant Consulting, Inc.	38,437	610
	Baldor Electric Co.	33,934	606
	The Corporate Executive
	Board Co.	27,264	601
*	Astec Industries, Inc.	19,020	596
	Herman Miller, Inc.	45,241	589
	Mine Safety Appliances Co.	24,614	589
	Applied Industrial
	Technology, Inc.	30,990	586
	Watts Water
	Technologies, Inc.	23,463	586

*	Hertz Global Holdings Inc.	115,506	586
*	AAR Corp.	31,464	579
	Arkansas Best Corp.	19,126	576
*	Resources Connection, Inc.	35,026	574
	Triumph Group, Inc.	13,447	571
*	Hexcel Corp.	77,155	570
	Forward Air Corp.	23,439	569
*	MPS Group, Inc.	75,000	565
*^	American
	Superconductor Corp.	33,393	545
	Oshkosh Truck Corp.	60,904	541
	Barnes Group, Inc.	37,112	538
	American Science
	& Engineering, Inc.	7,180	531
	Healthcare Services
	Group, Inc.	33,136	528
*	Sykes Enterprises, Inc.	26,987	516
^	HNI Corp.	32,519	515
*	Layne Christensen Co.	20,956	503
*	CoStar Group, Inc.	15,245	502
	Administaff, Inc.	23,169	501
*	Perini Corp.	21,379	500
*	USG Corp.	59,993	482
*	Blount International, Inc.	50,351	477
	A.O. Smith Corp.	15,894	469
	Comfort Systems
	USA, Inc.	43,992	469
*	CBIZ Inc.	53,126	460
*	EnerSys	41,400	455
	Badger Meter, Inc.	15,384	446
*	Ceradyne, Inc.	21,799	443
	Mueller Water Products, Inc.	51,537	435
	Ameron International Corp.	6,885	433
	Albany International Corp.	33,495	429
	Kaman Corp. Class A	23,265	422
*	Northwest Pipe Co.	9,868	420
	Cubic Corp.	15,367	418
	Franklin Electric, Inc.	14,641	412
	American Ecology Corp.	20,119	407
*	Korn/Ferry International	35,417	404
*	Dycom Industries, Inc.	48,839	401
	Mueller Water Products, Inc.
	Class A	47,314	397
*	Axsys Technologies, Inc.	7,222	396
*	Michael Baker Corp.	10,635	393
*	Marten Transport, Ltd.	20,426	387
*	II-VI, Inc.	20,131	384
*	AZZ Inc.	15,278	383
*	Mastec Inc.	32,735	379
	Robbins & Myers, Inc.	23,426	379
*	The Advisory Board Co.	16,822	375
	AAON, Inc.	17,658	369
*	Insituform Technologies Inc.

	Class A	18,710	368
	Knoll, Inc.	40,695	367
*	FuelCell Energy, Inc.	92,024	357
	G & K Services, Inc. Class A	17,455	353
	Armstrong Worldwide
	Industries, Inc.	16,158	349
	CIRCOR International, Inc.	12,673	349
	Aceto Corp.	34,733	348
	Tredegar Corp.	18,885	343

32

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	CRA International Inc.	12,694	342
	Raven Industries, Inc.	13,735	331
	Applied Signal
	Technology, Inc.	18,183	326
*	The Middleby Corp.	11,942	326
	Dynamic Materials Corp.	16,827	325
*	Consolidated Graphics, Inc.	14,126	320
	EnergySolutions	56,500	319
*	ATC Technology Corp.	21,441	314
*	Cornell Cos., Inc.	16,872	314
*	Altra Holdings Inc.	38,976	308
^	Genco Shipping
	and Trading Ltd.	20,575	305
*	United Rentals, Inc.	33,385	304
*	On Assignment, Inc.	52,659	299
*	AirTran Holdings, Inc.	66,885	297
*	Griffon Corp.	31,735	296
	Ampco-Pittsburgh Corp.	13,511	293
*	Trex Co., Inc.	17,429	287
	International
	Shipholding Corp.	11,309	286
*	TrueBlue, Inc.	29,453	282
*^	Evergreen Solar, Inc.	87,698	280
*	American
	Reprographics Co.	40,370	279
	Quanex Building
	Products Corp.	29,348	275
	Apogee Enterprises, Inc.	26,278	272
	Cascade Corp.	9,025	270
	HEICO Corp. Class A	9,079	263
	Lindsay Manufacturing Co.	8,123	258
*	RSC Holdings Inc.	29,797	254
*	Republic Airways
	Holdings Inc.	23,266	248
	CDI Corp.	18,643	241
*	Acco Brands Corp.	69,398	239
*	Exponent, Inc.	7,916	238
	Gorman-Rupp Co.	7,647	238
	McGrath RentCorp	11,134	238
	Alamo Group, Inc.	15,761	236
	Viad Corp.	9,499	235
*	Mobile Mini, Inc.	16,265	235
	Ducommun, Inc.	13,984	234
	Eagle Bulk Shipping Inc.	34,160	233
	Steelcase Inc.	41,242	232
	Heidrick & Struggles
	International, Inc.	10,744	231
	Federal Signal Corp.	28,106	231
*	DynCorp International Inc.
	Class A	15,200	231

*	Furmanite Corp.	42,405	229
*	EnPro Industries, Inc.	10,586	228
*	Team, Inc.	8,130	225
	Ennis, Inc.	18,582	225
*	Aerovironment Inc.	6,000	221
	Kelly Services, Inc. Class A	16,917	220
	Courier Corp.	12,119	217
*	Chart Industries, Inc.	20,380	217
	Bowne & Co., Inc.	36,828	217
*	RBC Bearings Inc.	10,456	212
	American Woodmark Corp.	11,599	211
*	Force Protection, Inc.	35,199	210
	American Railcar
	Industries, Inc.	19,529	206
	Pacer International, Inc.	19,398	202
*^	AMREP Corp.	6,452	202
*	Flanders Corp.	41,851	196
*^	Fuel-Tech N.V.	18,500	196
	Standex International Corp.	9,855	196
	Seaboard Corp.	159	190
	Titan International, Inc.	22,947	189
*	GeoEye Inc.	9,700	187
*	Celadon Group Inc.	21,655	185
	Aircastle Ltd.	38,586	184
*	Powell Industries, Inc.	6,355	184
*	Taser International Inc.	34,798	184
	Universal Forest
	Products, Inc.	6,809	183
*	School Specialty, Inc.	9,578	183
*	Amerco, Inc.	5,279	182
*	L.B. Foster Co. Class A	5,800	181
*	Interline Brands, Inc.	16,652	177
*	American Commercial
	Lines Inc.	35,287	173
*	GenCorp, Inc.	46,758	172
*^	C & D Technologies, Inc.	54,559	171
*	H&E Equipment
	Services, Inc.	21,400	165
*	Argon ST, Inc.	8,740	165
*	NCI Building Systems, Inc.	9,794	160
*	Kratos Defense
	& Security Inc.	113,628	159
	Macquarie Infrastructure
	Co. LLC	42,182	159
	The Greenbrier Cos., Inc.	23,119	159
*	Dynamex Inc.	10,766	159
*	Cenveo Inc.	35,380	157
*	Atlas Air Worldwide
	Holdings, Inc.	8,300	157
	Encore Wire Corp.	7,981	151
	Met-Pro Corp.	11,172	149
*	Columbus McKinnon Corp.	10,725	146
*	Lydall, Inc.	25,403	146

	Diamond Management and
	Technology Consultants, Inc.	34,547	145
	Gibraltar Industries Inc.	12,090	144
*	Kforce Inc.	18,575	143
*	M&F Worldwide Corp.	9,020	139
*	Herley Industries Inc.	11,136	137
*	Casella Waste Systems, Inc.	33,353	136
	Barrett Business
	Services, Inc.	12,429	135

33

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Acacia Research-
	Acacia Technologies	44,240	134
	Kimball International, Inc.
	Class B	15,090	130
*	Intersections Inc.	24,856	129
*	Stanley Inc.	3,560	129
	NACCO Industries, Inc.
	Class A	3,432	128
*^	Ener1, Inc.	17,714	127
*	Advanced Battery
	Technologies Inc.	46,436	124
*	Miller Industries, Inc.	23,159	123
*	Rush Enterprises, Inc.
	Class A	14,132	121
	Interface, Inc.	25,788	120
*	Colfax Corp.	11,500	119
*	YRC Worldwide, Inc.	41,484	119
*	United Capital Corp.	6,546	119
	Tennant Co.	7,615	117
*	GP Strategies Corp.	25,900	117
*	Kadant Inc.	8,297	112
	L.S. Starrett Co. Class A	6,936	112
*	Ladish Co., Inc.	7,856	109
*	La Barge, Inc.	7,500	108
	Multi-Color Corp.	6,796	108
	Houston Wire & Cable Co.	11,470	107
*	Polypore International Inc.	14,091	107
*	Magnatek, Inc.	43,974	106
*	Flow International Corp.	41,930	101
	Lawson Products, Inc.	4,405	101
	LSI Industries Inc.	14,493	100
*	Hawaiian Holdings, Inc.	15,600	100
	Frozen Food Express
	Industries, Inc.	17,486	99
*	Sterling Construction
	Co., Inc.	5,300	98
*^	Capstone Turbine Corp.	113,626	95
*^	Microvision, Inc.	54,605	92
	Sun Hydraulics Corp.	4,698	89
*^	Valence Technology Inc.	47,372	86
*	Plug Power, Inc.	82,182	84
	Insteel Industries, Inc.	7,400	84
*	Hudson Highland
	Group, Inc.	24,935	84
	Horizon Lines Inc.	23,792	83
*	Ultralife Corp.	6,157	83
*	Pike Electric Corp.	6,400	79
*	P.A.M. Transportation
	Services, Inc.	11,085	78
*	APAC Teleservices, Inc.	62,076	75

*	Clearwater Paper Corp.	8,760	73
*	ICT Group, Inc.	15,655	72
*	PowerSecure
	International, Inc.	21,502	71
*	Park-Ohio Holdings Corp.	11,101	68
	NN, Inc.	29,692	68
	TAL International Group, Inc.	4,800	68
	Sauer-Danfoss, Inc.	7,564	66
*	Bluelinx Holdings Inc.	34,927	66
*	DXP Enterprises Inc	4,400	64
	HEICO Corp.	1,623	63
*	Saia, Inc.	5,787	63
*	Innerworkings, Inc.	9,500	62
*	Tecumseh Products Co.
	Class A	6,472	62
*	COMSYS IT Partners Inc.	27,425	61
*	Waste Services, Inc.	9,297	61
*	The Allied Defense Group, Inc.	9,400	58
	Freightcar America Inc.	3,155	58
	Quixote Corp.	8,844	57
*	Willis Lease Finance Corp.	6,149	57
*	Titan Machinery, Inc.	3,900	55
*	LMI Aerospace, Inc.	4,760	54
	Hardinge, Inc.	13,147	53
*	Innotrac Corp.	28,409	52
*	3D Systems Corp.	6,557	52
*	Avis Budget Group, Inc.	73,715	52
	Vicor Corp.	7,786	51
*	Ocean Power
	Technologies, Inc.	7,600	51
	Todd Shipyards Corp.	4,229	51
	The Standard Register Co.	5,673	51
*	TBS International Ltd.	5,000	50
	Graham Corp.	4,500	49
*	TurboChef Technologies, Inc.	9,904	49
	Wabash National Corp.	10,509	47
*^	A-Power Energy Generation
	Systems Ltd.	10,800	46
*	Spherion Corp.	20,596	46
*	Covenant Transport, Inc.	22,375	45
	Schawk, Inc.	3,900	45
*	Protection One, Inc.	9,308	44
*	LECG Corp.	6,536	44
*	Active Power, Inc.	132,280	42
*	Pinnacle Airlines Corp.	22,170	38
*	China BAK Battery, Inc.	22,600	37
*	Hill International Inc.	5,000	35
	Textainer Group Holdings Ltd.	3,300	35
	Great Lakes Dredge
	& Dock Co.	8,053	33
*	Volt Information Sciences Inc.	4,579	33
*	Astronics Corp.	3,652	33
*	K-Tron International, Inc	400	32

	Paragon Shipping, Inc.	6,600	31
*	UQM Technologies, Inc.	24,104	30
*	PMFG Inc.	3,100	30
*	EnerNOC Inc.	3,780	28
*	WCA Waste Corp.	11,166	28
*	Commercial Vehicle
	Group Inc.	25,191	23
*	Orion Energy Systems Inc.	4,300	23
*	PRG-Schultz International, Inc.	5,568	23

34

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	ExpressJet Holdings, Inc.	13,282	23
*	Perma-Fix Environmental
	Services, Inc.	17,864	22
*	Builders FirstSource, Inc.	14,280	22
*	Orion Marine Group, Inc.	2,200	21
*	Quality Distribution Inc.	7,034	21
*	Power-One, Inc.	16,303	19
*	Ascent Solar
	Technologies, Inc.	4,700	18
*	Energy Recovery Inc.	2,314	18
*	Dollar Thrifty Automotive
	Group, Inc.	15,063	16
*	First Advantage Corp.
	Class A	1,155	16
*^	Applied Energetics, Inc.	50,645	16
	Chase Corp.	1,396	16
*	TRC Cos., Inc.	7,654	15
*	Paragon Technologies, Inc.	5,170	15
*	Air Transport Services
	Group Inc.	79,095	14
*	Nashua Corp.	2,612	14
*	Advanced Environmental
	Recycling Technologies, Inc.	78,462	13
*^	Document Security
	Systems, Inc.	6,900	13
	Omega Flex Inc.	600	13
*	Hurco Cos., Inc.	1,000	12
*	China Architectural
	Engineering Inc.	4,800	12
*^	Medis Technology Ltd.	26,088	12
*	Standard Parking Corp.	600	12
	Innovative Solutions
	and Support, Inc.	2,568	10
	Virco Manufacturing Corp.	5,113	10
*	Arotech Corp.	23,278	9
	Superior Uniform Group, Inc.	1,093	9
*	Astronics Corp. Class B	913	8
	Sypris Solutions, Inc.	10,878	7
*	Mesa Air Group Inc.	25,176	7
	Twin Disc, Inc.	600	4
*	Fushi Copperweld, Inc.	700	4
*	U.S. Home Systems, Inc.	1,157	3
*	A.T. Cross Co. Class A	907	3
*	Metalico, Inc.	1,500	2
*	Argan Inc.	200	2
*	Integrated Electrical
	Services, Inc.	200	2
*	BMC Industries, Inc.	4,603	—
			876,086

Information Technology (15.3%)
	Microsoft Corp.	6,530,511	126,953
	International Business
	Machines Corp.	1,076,824	90,626
*	Cisco Systems, Inc.	4,694,603	76,522
	Hewlett-Packard Co.	1,960,007	71,129
	Intel Corp.	4,467,943	65,500
*	Apple Inc.	704,092	60,094
*	Google Inc.	190,034	58,464
*	Oracle Corp.	3,281,983	58,190
	QUALCOMM Inc.	1,304,178	46,729
	Visa Inc.	355,916	18,668
*	EMC Corp.	1,645,590	17,229
	Automatic Data
	Processing, Inc.	412,022	16,209
	Texas Instruments, Inc.	1,041,842	16,169
	Accenture Ltd.	477,795	15,667
*	Dell Inc.	1,445,532	14,802
*	Yahoo! Inc.	1,046,306	12,765
*	eBay Inc.	878,623	12,266
	Corning, Inc.	1,254,046	11,951
	Applied Materials, Inc.	1,077,296	10,913
	MasterCard, Inc. Class A	70,377	10,059
*	Symantec Corp.	666,926	9,017
*	Adobe Systems, Inc.	421,574	8,975
	Western Union Co.	579,539	8,311
	Motorola, Inc.	1,800,409	7,976
*	Juniper Networks, Inc.	432,045	7,565
	Paychex, Inc.	257,871	6,777
	CA, Inc.	329,553	6,107
	Tyco Electronics Ltd.	375,379	6,085
*	Broadcom Corp.	350,020	5,940
*	Intuit, Inc.	243,003	5,781
	Xerox Corp.	693,277	5,525
*	Fiserv, Inc.	130,632	4,751
*	Agilent Technologies, Inc.	286,680	4,481
	Analog Devices, Inc.	231,222	4,398
*	Computer Sciences Corp.	120,724	4,242
*	Cognizant Technology
	Solutions Corp.	232,369	4,197
*	McAfee Inc.	120,567	4,168
*	Activision Blizzard, Inc.	472,980	4,087
*	Electronic Arts Inc.	254,394	4,080
*	BMC Software, Inc.	151,528	4,078
	Harris Corp.	107,040	4,073
	Altera Corp.	239,868	4,008
	Xilinx, Inc.	220,448	3,928
	Linear Technology Corp.	176,613	3,907
*	NetApp, Inc.	261,007	3,646
*	Autodesk, Inc.	178,900	3,515
*	Citrix Systems, Inc.	145,621	3,432
*	NVIDIA Corp.	422,327	3,408
	Amphenol Corp.	141,185	3,386

*	Affiliated Computer
	Services, Inc. Class A	72,498	3,331
*	FLIR Systems, Inc.	105,136	3,226
	KLA-Tencor Corp.	137,779	3,002
*	VeriSign, Inc.	153,612	2,931
	Microchip Technology, Inc.	146,490	2,861
*	SAIC, Inc.	146,291	2,850
*	Marvell Technology
	Group Ltd.	408,343	2,724
*	salesforce.com, inc.	81,803	2,619

35

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	MEMC Electronic
	Materials, Inc.	179,642	2,565
*	Alliance Data Systems Corp.	53,574	2,493
	Fidelity National
	Information Services, Inc.	150,873	2,455
*	Sun Microsystems, Inc.	598,949	2,288
	Lender Processing
	Services, Inc.	75,589	2,226
*	Avnet, Inc.	119,804	2,182
*	LAM Research Corp.	99,905	2,126
*	Teradata Corp.	142,267	2,110
*	Synopsys, Inc.	113,917	2,110
*	Trimble Navigation Ltd.	96,374	2,083
	Global Payments Inc.	63,495	2,082
*	Akamai Technologies, Inc.	134,791	2,034
*	Western Digital Corp.	176,479	2,021
*	Red Hat, Inc.	152,444	2,015
*	Hewitt Associates, Inc.	69,890	1,983
*	Lexmark International, Inc.	70,161	1,887
*	ANSYS, Inc.	67,420	1,880
	Total System Services, Inc.	134,037	1,877
*	NCR Corp.	130,719	1,848
	National
	Semiconductor Corp.	183,085	1,844
*	Mettler-Toledo
	International Inc.	27,323	1,842
*	Arrow Electronics, Inc.	95,513	1,799
*	Itron, Inc.	27,453	1,750
*	SanDisk Corp.	179,875	1,727
	Seagate Technology	389,733	1,727
*	Flextronics International Ltd.	668,851	1,712
*	LSI Corp.	514,545	1,693
*	Micron Technology, Inc.	612,249	1,616
^	FactSet Research
	Systems Inc.	36,498	1,615
*	Ingram Micro, Inc. Class A	119,302	1,597
*	Sybase, Inc.	64,350	1,594
*	Nuance
	Communications, Inc.	146,293	1,516
	Diebold, Inc.	52,639	1,479
*	F5 Networks, Inc.	64,452	1,473
*	Equinix, Inc.	26,769	1,424
*	QLogic Corp.	104,928	1,410
	Broadridge Financial
	Solutions LLC	112,427	1,410
*	Compuware Corp.	204,300	1,379
*	Dolby Laboratories Inc.	41,380	1,356
*	Solera Holdings, Inc.	52,983	1,277
*	Tellabs, Inc.	304,246	1,253
*	NeuStar, Inc. Class A	63,239	1,210

*	Rambus Inc.	75,909	1,208
*	IAC/InterActiveCorp	76,515	1,204
*	DST Systems, Inc.	31,595	1,200
Jack Henry & Associates Inc.		61,568	1,195
Molex, Inc. Class A		91,151	1,180
*	Parametric Technology Corp.	92,589	1,171
*	Metavante Technologies	72,413	1,167
	National Instruments Corp.	47,621	1,160
*	Concur Technologies, Inc.	34,045	1,117
*	Novell, Inc.	284,604	1,107
*	CACI International, Inc.	24,510	1,105
*	MICROS Systems, Inc.	65,774	1,073
*	ON Semiconductor Corp.	314,515	1,069
*	Atmel Corp.	341,156	1,068
*	Zebra Technologies Corp.
	Class A	52,548	1,065
*	Advanced Micro
	Devices, Inc.	489,939	1,058
*	Varian Semiconductor
	Equipment Associates, Inc.	58,326	1,057
*	Macrovision Solutions Corp.	82,902	1,049
*	Sohu.com Inc.	21,806	1,032
*	Cree, Inc.	63,861	1,013
*	Perot Systems Corp.	72,462	991
*	SINA.com	42,698	988
*	Informatica Corp.	71,962	988
*	InterDigital, Inc.	35,734	983
	Jabil Circuit, Inc.	144,754	977
*	Novellus Systems, Inc.	78,834	973
*	Gartner, Inc. Class A	52,444	935
*	ManTech International Corp.	17,240	934
*	Polycom, Inc.	68,652	927
	Intersil Corp.	100,576	924
*	Comtech
	Telecommunications Corp.	19,563	896
*	Silicon Laboratories Inc.	36,104	895
*	CommScope, Inc.	56,732	882
*	VMware Inc.	35,900	850
*	PMC Sierra Inc.	174,956	850
*	Brocade Communications
	Systems, Inc.	302,250	846
*	Microsemi Corp.	64,149	811
*	International Rectifier Corp.	58,083	784
*	Arris Group Inc.	97,673	777
*	TIBCO Software Inc.	149,318	775
*	Integrated Device
	Technology Inc.	137,638	772
*	Cadence Design
	Systems, Inc.	210,966	772
*	Tech Data Corp.	43,208	771
*	Digital River, Inc.	29,916	742
*	Skyworks Solutions, Inc.	133,733	741
*	3Com Corp.	324,542	740

*	Anixter International Inc.	24,385	734
*	j2 Global
	Communications, Inc.	35,788	717
*	Atheros Communications, Inc.	47,971	686
	ADTRAN Inc.	45,948	684
*	Benchmark Electronics, Inc.	53,300	681
*	Quest Software, Inc.	53,096	668
	Fair Isaac, Inc.	39,261	662
*	Avocent Corp.	35,839	642

36

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Progress Software Corp.	33,321	642
*	CyberSource Corp.	53,141	637
*	Tekelec	47,425	633
	Quality Systems, Inc.	14,464	631
*	Blackboard Inc.	24,034	630
*	VistaPrint Ltd.	33,810	629
*	Convergys Corp.	97,418	624
*	JDS Uniphase Corp.	170,978	624
*	EarthLink, Inc.	89,529	605
*	Commvault Systems, Inc.	44,988	603
*	SRA International, Inc.	34,170	589
*	Teradyne, Inc.	135,615	572
*	Semtech Corp.	50,567	570
*	TiVo Inc.	78,372	561
*	FEI Co.	29,572	558
*	ATMI, Inc.	36,094	557
*	FormFactor Inc.	37,857	553
*	Infinera Corp.	61,505	551
*	ViaSat, Inc.	22,591	544
*	Plexus Corp.	32,025	543
*	Websense, Inc.	36,230	542
*	Cypress
	Semiconductor Corp.	121,256	542
*^	Bankrate, Inc.	14,225	541
*	EPIQ Systems, Inc.	31,719	530
*	Cymer, Inc.	23,948	525
	MAXIMUS, Inc.	14,941	525
*	Intermec, Inc.	39,214	521
*	EchoStar Corp.	35,002	520
	Plantronics, Inc.	39,190	517
*	ADC
	Telecommunications, Inc.	94,377	516
	Cognex Corp.	34,097	505
*	Lawson Software, Inc.	106,355	504
*	Ariba, Inc.	69,877	504
*	CSG Systems
	International, Inc.	28,695	501
*	Wind River Systems Inc.	55,297	499
*	Genpact, Ltd.	60,730	499
*	MKS Instruments, Inc.	33,708	499
*	Riverbed Technology, Inc.	43,606	497
	Black Box Corp.	18,998	496
*	Fairchild Semiconductor
	International, Inc.	101,329	495
*	Ciena Corp.	73,641	493
*	Cogent Inc.	36,324	493
*	Cabot Microelectronics Corp.	18,706	488
*	Rofin-Sinar Technologies Inc.	23,662	487
*	ValueClick, Inc.	70,230	480
*	Tessera Technologies, Inc.	40,343	479

*	Vishay Intertechnology, Inc.	139,185	476
	Acxiom Corp.	58,560	475
*	Verigy Ltd.	48,979	471
*	Adaptec, Inc.	142,773	471
*	Omniture, Inc.	44,136	470
*	Emulex Corp.	67,188	469
	Take-Two Interactive
	Software, Inc.	61,765	467
*	JDA Software Group, Inc.	35,518	466
	Syntel, Inc.	20,026	463
	Blackbaud, Inc.	33,718	455
*	Forrester Research, Inc.	16,016	452
*	Electronics for Imaging, Inc.	47,099	450
*	ACI Worldwide, Inc.	27,910	444
*	Interwoven Inc.	34,826	439
*	Synaptics Inc.	26,325	436
*	Advanced Energy
	Industries, Inc.	42,762	425
	MTS Systems Corp.	15,933	424
*	Manhattan Associates, Inc.	26,585	420
	Imation Corp.	30,966	420
*	RealNetworks, Inc.	118,351	418
*	Actel Corp.	35,553	417
*	Coherent, Inc.	19,282	414
*	Euronet Worldwide, Inc.	35,572	413
*	Rogers Corp.	14,864	413
*	Brooks Automation, Inc.	70,810	411
*	Harmonic, Inc.	72,879	409
*	Mentor Graphics Corp.	79,008	408
*	Checkpoint Systems, Inc.	41,393	407
*	Sycamore Networks, Inc.	151,317	407
*	DTS Inc.	21,819	400
*	SPSS, Inc.	14,531	392
*	Wright Express Corp.	30,288	382
*	Net 1 UEPS
	Technologies, Inc.	27,637	379
	Cohu, Inc.	30,980	376
*^	Advent Software, Inc.	18,499	369
*	Applied Micro Circuits Corp.	93,507	368
*	Epicor Software Corp.	76,458	367
*	Brightpoint, Inc.	81,452	354
*	Ciber, Inc.	73,522	354
*	DealerTrack Holdings Inc.	29,635	352
*^	Echelon Corp.	41,998	342
*	The Knot, Inc.	40,700	339
*	L-1 Identity Solutions Inc.	49,726	335
	United Online, Inc.	55,195	335
*	Mercadolibre Inc.	20,356	334
*	Tyler Technologies, Inc.	27,784	333
*	Art Technology Group, Inc.	169,597	327
*	VeriFone Holdings, Inc.	65,828	323
*	Avid Technology, Inc.	29,437	321
*	Blue Coat Systems, Inc.	38,210	321

*	Sonus Networks, Inc.	202,825	320
*	Littelfuse, Inc.	18,669	310
*	AsiaInfo Holdings, Inc.	25,600	303
	CTS Corp.	54,717	302
*	EMS Technologies, Inc.	11,581	300
*	Internet Capital Group Inc.	53,998	294
*	Anaren, Inc.	24,550	293
	Molex, Inc.	20,154	292
	Park Electrochemical Corp.	15,191	288

37

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Electro Rent Corp.	25,288	282
*	DSP Group Inc.	35,152	282
	NIC Inc.	60,171	277
	Bel Fuse, Inc. Class B	12,954	275
*	NETGEAR, Inc.	23,864	272
*	BigBand Networks Inc.	49,306	272
*	Digi International, Inc.	33,532	272
*	Hittite Microwave Corp.	9,182	271
	IXYS Corp.	31,953	264
*	ScanSource, Inc.	13,569	261
*	FARO Technologies, Inc.	15,447	260
*	GSI Commerce, Inc.	24,599	259
	Micrel, Inc.	34,524	252
*	DG FastChannel Inc.	19,962	249
*	Ceva, Inc.	35,095	246
*	Data Domain, Inc.	13,000	244
*	TeleTech Holdings, Inc.	28,827	241
*	Integral Systems, Inc.	19,926	240
*	Immersion Corp.	40,560	239
*	Cirrus Logic, Inc.	88,984	238
*	The Hackett Group Inc.	81,030	237
*	Extreme Networks, Inc.	98,921	231
*	Liquidity Services, Inc.	27,712	231
*	Unisys Corp.	271,392	231
*	TriQuint Semiconductor, Inc.	66,582	229
*	Exar Corp.	33,606	224
*	Amkor Technology, Inc.	101,620	222
*	THQ Inc.	52,831	221
*	Zoran Corp.	31,584	216
*	MicroStrategy Inc.	5,767	214
*	Advanced Analogic
	Technologies, Inc.	70,900	214
	AVX Corp.	26,859	213
*	Bottomline Technologies, Inc.	29,889	212
*	Insight Enterprises, Inc.	30,032	207
	Heartland
	Payment Systems, Inc.	11,743	206
*^	Palm, Inc.	65,895	202
*	OmniVision
	Technologies, Inc.	38,484	202
	Agilysys, Inc.	46,950	201
*	Harris Stratex Networks, Inc.
	Class A	37,998	196
*	Electro Scientific
	Industries, Inc.	28,754	195
*	The Ultimate Software
	Group, Inc.	13,196	193
*	Sigma Designs, Inc.	20,059	191
*	S1 Corp.	24,148	191
*	Double-Take Software Inc.	20,482	184

*	Gerber Scientific, Inc.	35,466	181
*	Sanmina-SCI Corp.	381,737	179
*	MSC Software Corp.	26,800	179
*	Cavium Networks, Inc.	16,900	178
Renaissance Learning, Inc.		19,631	176
*	Cogo Group, Inc.	36,000	175
*	infoGROUP, Inc.	36,494	173
*	Standard Microsystem Corp.	10,509	172
	Pegasystems Inc.	13,340	165
*	Entrust, Inc.	104,287	165
*	Monolithic Power Systems	12,800	161
*	Catapult
	Communications Corp.	24,215	159
*	Sapient Corp.	35,813	159
*	SonicWALL, Inc.	39,618	158
*	Aruba Networks, Inc.	61,000	156
*	Entegris Inc.	70,795	155
*	RF Micro Devices, Inc.	198,071	154
*	SAVVIS, Inc.	22,147	153
	Daktronics, Inc.	15,880	149
*	ActivIdentity Corp.	83,005	149
*	Kopin Corp.	72,763	148
*	Callidus Software Inc.	49,123	147
*	TNS Inc.	15,491	145
*	Borland Software Corp.	138,389	145
*	Mercury Computer
	Systems, Inc.	22,853	144
*	Netlogic Microsystems Inc.	6,477	143
*	FalconStor Software, Inc.	50,580	141
*	ComScore Inc.	11,010	140
*	DivX, Inc.	26,800	140
	Methode Electronics, Inc.
	Class A	20,694	139
*	KVH Industries, Inc.	26,863	139
*	Diodes Inc.	22,891	139
*	ModusLink Global
	Solutions, Inc.	47,643	138
*	Lattice Semiconductor Corp.	91,088	138
*	iGATE Corp.	20,828	136
*	Interactive Intelligence Inc.	20,982	134
	InfoSpace, Inc.	17,688	134
*	Computer Task Group, Inc.	40,141	129
*	Vocus, Inc.	7,091	129
*	Vignette Corp.	13,645	128
*	Actuate Software Corp.	42,784	127
*	Novatel Wireless, Inc.	27,198	126
*	Kenexa Corp.	15,795	126
*	Silicon Image, Inc.	29,631	124
*	Comverge Inc.	25,300	124
*	VASCO Data Security
	International, Inc.	11,679	121
*	Stratasys, Inc.	11,134	120
*	Axcelis Technologies, Inc.	234,607	120

*	Multi-Fineline Electronix, Inc.	10,180	119
*	ANADIGICS, Inc.	79,054	117
	PC-Tel, Inc.	17,396	114
*	Globecomm Systems, Inc.	20,784	114
*	Keynote Systems Inc.	14,708	113
*	Hypercom Corp.	104,445	113
*	Newport Corp.	16,557	112
*	Constant Contact, Inc.	8,013	106
*	Chordiant Software, Inc.	39,910	106

38

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Kulicke & Soffa
	Industries, Inc.	61,910	105
*	Internap Network
	Services Corp.	41,979	105
*	California Micro
	Devices Corp.	56,097	104
*	NVE Corp.	3,949	103
*	Hutchinson Technology, Inc.	29,412	102
*	Loral Space
	and Communications Ltd.	7,036	102
*	Universal Display Corp.	10,762	102
*	Ixia	17,492	101
*	Starent Networks Corp.	8,432	101
*	Move, Inc.	61,512	98
*	DDi Corp.	31,693	98
*	Perficient, Inc.	19,948	95
*^	EMCORE Corp.	73,035	95
*	Radiant Systems, Inc.	27,947	94
*	Synchronoss
	Technologies, Inc.	8,670	92
*	Finisar Corp.	241,621	92
*	Oplink Communications, Inc.	10,658	92
*	Rackable Systems Inc.	23,021	91
	Imergent, Inc.	21,167	88
*	LoopNet, Inc.	12,850	88
*	OSI Systems Inc.	6,300	87
*	Silicon Storage
	Technology, Inc.	38,096	87
	Technitrol, Inc.	24,904	87
*	OPNET Technologies, Inc.	8,762	86
*	Integrated Silicon
	Solution, Inc.	52,648	86
*	Bookham, Inc.	190,004	86
*	Presstek, Inc.	26,525	85
*	Acme Packet, Inc.	15,493	81
*	SeaChange
	International, Inc.	11,274	81
*	LoJack Corp.	19,592	81
*	TTM Technologies, Inc.	15,459	81
*	Virage Logic Corp.	26,890	80
*	Digimarc Corp.	7,780	78
*	Cray, Inc.	37,374	78
*	Telecommunication
	Systems, Inc.	9,028	78
*	Edgewater Technology, Inc.	29,830	77
*	Network Equipment
	Technologies, Inc.	26,765	77
*	Intevac, Inc.	14,937	76
*	SYNNEX Corp.	6,592	75
*	ExlService Holdings, Inc.	8,619	74

*	Soapstone Networks Inc.	28,191	73
*	Isilon Systems Inc.	21,700	71
*	Supertex, Inc.	2,969	71
*	ArcSight, Inc.	8,806	71
*	hi/fn, Inc.	29,822	70
*	UTStarcom, Inc.	37,662	70
*	Taleo Corp. Class A	8,800	69
*	Ultratech, Inc.	5,596	67
*	Terremark Worldwide, Inc.	17,066	66
*	Dot Hill Systems Corp.	81,746	66
*	Lasercard Corp.	18,024	66
*	Measurement
	Specialties, Inc.	9,379	65
*	RadiSys Corp.	11,734	65
*	Neutral Tandem, Inc.	4,000	65
*	MRV Communications Inc.	80,472	62
*	Symyx Technologies, Inc.	10,375	62
*	Conexant Systems, Inc.	87,885	60
*	Veeco Instruments, Inc.	9,329	59
*	iPass Inc.	48,300	59
*	AuthenTec, Inc.	35,133	59
*	Concurrent Computer Corp.	17,116	58
	Marchex, Inc.	9,960	58
*	Startek, Inc.	12,679	56
*^	American Technology Corp.	65,882	56
*	SupportSoft, Inc.	24,956	56
*	Safeguard Scientifics, Inc.	80,067	55
*	STEC Inc.	12,817	55
*	Global Cash Access, Inc.	24,561	55
	MoneyGram
	International, Inc.	53,946	54
*	Hughes Communications Inc.	3,400	54
*	Zygo Corp.	7,741	53
*	Limelight Networks Inc.	20,575	50
*	3PAR, Inc.	6,600	50
*	Openwave Systems Inc.	77,283	50
*	Online Resources Corp.	10,489	50
*	CyberOptics Corp.	9,517	49
*	Dynamics Research Corp.	6,159	49
	Cass Information
	Systems, Inc.	1,604	49
*	Aware, Inc.	24,948	47
*	LTX-Credence Corp.	172,076	46
	Gevity HR, Inc.	30,608	46
*	Smith Micro Software, Inc.	8,157	45
*	Trident Microsystems, Inc.	23,681	45
*	Symmetricom Inc.	11,037	44
*	Lionbridge Technologies, Inc.	34,495	43
*	Autobytel Inc.	95,503	43
*	GSE Systems, Inc.	7,184	42
*	Ness Technologies Inc.	9,900	42
*	SiRF Technology
	Holdings, Inc.	32,944	42

	TheStreet.com, Inc.	14,302	41
*	China Information Security
	Technology, Inc.	11,500	41
*	LookSmart, Ltd.	24,938	41
*	PC Connection, Inc.	7,935	41
*	Netezza Corp.	6,100	41
*	Pericom Semiconductor Corp.	7,354	40
*	OpenTV Corp.	32,700	40
*	Transmeta Corp.	2,145	39

39

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	SRS Labs, Inc.	7,958	38
*	TranSwitch Corp.	130,663	37
*	Phoenix Technologies Ltd.	10,207	36
*	SuccessFactors Inc.	6,100	35
*	Quantum Corp.	93,687	34
*	NetScout Systems, Inc.	3,796	33
*	Maxwell Technologies, Inc.	6,340	32
	American Software, Inc.
	Class A	6,839	32
*	Web.com Group, Inc.	8,564	31
*	Rudolph Technologies, Inc.	8,740	31
*	WebMD Health Corp.
	Class A	1,300	31
*	Avanex Corp.	29,116	31
*	PROS Holdings, Inc.	5,100	29
*	Saba Software, Inc.	18,394	29
*	Nu Horizons
	Electronics Corp.	16,256	28
*	SourceForge Inc.	30,795	28
*	Powerwave
	Technologies, Inc.	55,133	28
*	Endwave Corp.	11,401	27
	Bel Fuse, Inc. Class A	1,477	27
*	MoSys, Inc.	12,209	26
*	Analysts International Corp.	43,421	26
*^	Access Intergrated
	Technologies Inc.	66,166	24
*	Photronics, Inc.	12,399	24
*	NCI, Inc.	800	24
*	Mindspeed Technologies Inc.	29,313	24
	QAD Inc.	5,641	24
*	Lantronix, Inc.	41,675	23
*	Asyst Technologies, Inc.	92,228	23
*	Switch and Data Inc.	3,000	22
*	TechTeam Global, Inc.	3,748	22
*^	Convera Corp.	81,202	22
*	Datalink Corp.	6,944	22
*	Spectrum Control, Inc.	3,510	22
*	Ebix, Inc.	900	22
*	BSQUARE Corp.	9,140	21
*	White Electronic
	Designs Corp.	5,637	21
*	On2 Technologies, Inc.	101,265	20
*	MIPS Technologies, Inc.	18,092	20
*	AuthentiDate Holding Corp.	76,876	19
*	Orbcomm, Inc.	8,800	19
*	Super Micro Computer Inc.	3,000	19
	Keithley Instruments Inc.	5,060	18
*	IPG Photonics Corp.	1,400	18
*^	ParkerVision, Inc.	7,288	18

*	PLX Technology, Inc.	10,154	17
*	Sumtotal Systems Inc.	6,084	17
*	Tollgrade
	Communications, Inc.	3,588	17
*	Ditech Networks Inc.	20,000	16
*	PAR Technology Corp.	2,900	16
*	Mattson Technology, Inc.	11,305	16
*	Intraware, Inc.	3,975	16
*	Kemet Corp.	55,669	15
*	InFocus Corp.	17,912	14
*	Nanometrics Inc.	12,155	14
*	FSI International, Inc.	43,508	13
*	Jupitermedia Corp.	36,066	13
*	OpNext, Inc.	7,514	13
*	Calamp Corp.	29,196	13
*	RAE Systems, Inc.	22,642	13
*	Digital Angel Corp.	24,338	12
*	Rainmaker Systems, Inc.	13,990	12
*	Smart Modular
	Technologies Inc.	7,639	12
*	Ramtron International Corp.	6,348	12
*	SCM Microsystems, Inc.	5,161	12
*	NetSuite Inc.	1,300	11
*	Sonic Solutions, Inc.	6,082	11
*	Leadis Technology Inc.	31,952	11
*	Magma Design
	Automation, Inc.	10,332	11
*	Telular Corp.	7,835	10
*	Entropic
	Communications Inc.	20,335	10
*	Airspan Networks Inc.	107,674	10
*	PLATO Learning, Inc.	8,094	10
*	EFJ, Inc.	7,007	9
*	RightNow Technologies Inc.	1,200	9
*	Spansion Inc. Class A	48,408	9
*	X-Rite Inc.	5,944	9
*	Planar Systems, Inc.	13,595	8
*	PDF Solutions, Inc.	5,752	8
*	Volterra Semiconductor Corp.	1,100	8
*	i2 Technologies, Inc.	1,228	8
*^	Superconductor
	Technologies Inc.	7,694	8
*	QuickLogic Corp.	11,838	7
	Richardson Electronics, Ltd.	2,516	7
*	Dice Holdings Inc.	1,800	7
*	Selectica, Inc.	8,094	7
*	Rimage Corp.	483	6
*	Zix Corp.	4,904	6
*^	Research Frontiers, Inc.	2,434	5
*	TransAct Technologies Inc.	1,134	5
*	Techwell, Inc.	800	5
*	Pixelworks, Inc.	6,860	5
*	GSI Group, Inc.	8,560	5

*	COMARCO, Inc.	6,117	5
*	Miva Inc.	24,139	4
*	Zhone Technologies	51,901	4
*	Merix Corp.	13,354	4
*	Network Engines, Inc.	10,019	4
*	LivePerson, Inc.	2,095	4
*	Airvana, Inc.	600	4
*	Westell Technologies, Inc.	12,309	3

40

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Allen Organ Co.
	Escrow Shares	283	3
*	eLoyalty Corp.	859	2
*	Livewire Movile, Inc.	19,521	2
*	Evolving Systems, Inc.	2,413	2
*	I.D. Systems, Inc.	474	2
*	Semitool, Inc.	621	2
*	LeCroy Corp.	387	1
*	Management Network
	Group Inc.	2,896	1
*	Nextwave Wireless Inc.	12,200	1
*	iGo, Inc.	1,228	1
*	Wave Systems Corp. Class A	2,169	1
*	Frequency Electronics, Inc.	283	1
*	Wireless Telecom Group, Inc.	1,279	—
			1,185,109
Materials (3.3%)
	Monsanto Co.	437,188	30,756
	E.I. du Pont
	de Nemours & Co.	716,986	18,140
	Praxair, Inc.	250,354	14,861
	Newmont Mining Corp.
	(Holding Co.)	349,098	14,208
	Nucor Corp.	251,610	11,624
	Dow Chemical Co.	735,115	11,093
	Air Products
	& Chemicals, Inc.	168,499	8,470
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	305,373	7,463
	Alcoa Inc.	646,461	7,279
	Ecolab, Inc.	189,358	6,656
	Rohm & Haas Co.	100,045	6,182
	Vulcan Materials Co.	87,375	6,080
	PPG Industries, Inc.	130,549	5,539
	Weyerhaeuser Co.	168,090	5,145
	The Mosaic Co.	123,923	4,288
	Sigma-Aldrich Corp.	100,385	4,240
	International Paper Co.	323,956	3,823
*	Owens-Illinois, Inc.	133,340	3,644
	United States Steel Corp.	93,841	3,491
^	Martin Marietta
	Materials, Inc.	32,907	3,195
	Ball Corp.	73,406	3,053
*	Pactiv Corp.	104,130	2,591
	FMC Corp.	56,569	2,530
*	Crown Holdings, Inc.	128,063	2,459
	Airgas, Inc.	59,116	2,305
	Cliffs Natural Resources Inc.	85,074	2,179
	CF Industries Holdings, Inc.	42,791	2,104

	Lubrizol Corp.	53,954	1,963
	Eastman Chemical Co.	61,013	1,935
	AptarGroup Inc.	54,115	1,907
	Sealed Air Corp.	126,195	1,885
	Bemis Co., Inc.	79,607	1,885
	Sonoco Products Co.	79,389	1,839
	Allegheny Technologies Inc.	71,973	1,837
	International Flavors
	& Fragrances, Inc.	56,535	1,680
	Compass Minerals
	International, Inc.	26,149	1,534
	MeadWestvaco Corp.	136,719	1,530
	Steel Dynamics, Inc.	136,494	1,526
	Celanese Corp. Series A	120,755	1,501
	RPM International, Inc.	103,836	1,380
	Valspar Corp.	76,122	1,377
	Albemarle Corp.	58,930	1,314
	Nalco Holding Co.	112,977	1,304
	Terra Industries, Inc.	74,101	1,235
	Royal Gold, Inc.	24,289	1,195
	Packaging Corp.
	of America	83,815	1,128
	Commercial Metals Co.	92,532	1,098
	Olin Corp.	60,643	1,096
	Scotts Miracle-Gro Co.	36,544	1,086
	Reliance Steel
	& Aluminum Co.	53,382	1,064
	Silgan Holdings, Inc.	21,528	1,029
	Rock-Tenn Co.	29,394	1,005
	Sensient
	Technologies Corp.	36,974	883
	AK Steel Holding Corp.	91,382	852
	Titanium Metals Corp.	94,237	830
	Cabot Corp.	52,400	802
	Cytec Industries, Inc.	36,892	783
*	Domtar Corp.	421,917	705
	Carpenter Technology Corp.	33,809	694
	Schnitzer Steel Industries,
	Inc. Class A	17,779	669
	Texas Industries, Inc.	19,053	657
	Eagle Materials, Inc.	35,100	646
	Greif Inc. Class A	19,216	642
	H.B. Fuller Co.	39,212	632
*	Intrepid Potash, Inc.	30,409	632
	Minerals Technologies, Inc.	15,035	615
	Ashland, Inc.	56,995	599
	Worthington Industries, Inc.	53,900	594
*	Calgon Carbon Corp.	37,315	573
	Arch Chemicals, Inc.	20,356	531
*	OM Group, Inc.	24,548	518
	Balchem Corp.	20,377	508
	AMCOL International Corp.	23,731	497
	Huntsman Corp.	130,093	448

	Temple-Inland Inc.	87,695	421
*	Rockwood Holdings, Inc.	32,689	353
	American Vanguard Corp.	29,735	348
	Deltic Timber Corp.	7,400	339
	NewMarket Corp.	9,500	332
*^	Coeur d’Alene Mines Corp.	375,493	330
*	RTI International Metals, Inc.	23,049	330
	Chemtura Corp.	233,520	327
*	Solutia Inc.	71,751	323

41

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Glatfelter	34,243	318
*	W.R. Grace & Co.	53,332	318
	Schweitzer-Mauduit
	International, Inc.	15,876	318
*	Century Aluminum Co.	31,655	317
*	Hecla Mining Co.	112,777	316
	Zep, Inc.	15,521	300
*	Brush Engineered
	Materials Inc.	23,233	296
	NL Industries, Inc.	19,626	263
	Ferro Corp.	35,961	254
	Wausau Paper Corp.	22,140	253
	Stepan Co.	5,080	239
	Kaiser Aluminum Corp.	10,537	237
	A.M. Castle & Co.	20,266	220
*	Zoltek Cos., Inc.	20,475	184
*	Haynes International, Inc.	7,443	183
	Koppers Holdings, Inc.	8,400	182
	A. Schulman Inc.	10,564	180
*	Headwaters Inc.	26,354	178
*	U.S. Concrete, Inc.	52,769	177
	Olympic Steel, Inc.	8,280	169
	Neenah Paper Inc.	18,301	162
*	Buckeye Technology, Inc.	41,998	153
	Louisiana-Pacific Corp.	97,546	152
	Spartech Corp.	23,395	146
	Myers Industries, Inc.	18,157	145
	Quaker Chemical Corp.	8,828	145
*	Allied Nevada Gold Corp.	26,590	135
*^	Altair Nanotechnology Inc.	102,825	125
	Westlake Chemical Corp.	7,619	124
*	PolyOne Corp.	38,843	122
	Innospec, Inc.	19,088	112
	Hawkins, Inc.	6,649	102
	Innophos Holdings Inc.	5,100	101
*	Graphic Packaging
	Holding Co.	82,445	94
*	Stillwater Mining Co.	18,305	90
*	Landec Corp.	13,238	87
*	U.S. Energy Corp.	52,261	86
*	GenTek, Inc.	4,845	73
*	Apex Silver Mines Ltd.	72,432	71
*	Mercer International Inc.	31,581	61
	Penford Corp.	5,907	60
*	Horsehead Holding Corp.	12,700	60
*	AbitibiBowater, Inc.	105,121	49
*	Smurfit-Stone
	Container Corp.	192,045	49
*	Nonophase
	Technologies Corp.	45,851	48

*	U.S. Gold Corp.	47,800	43
*	LSB Industries, Inc.	5,000	42
*	AEP Industries, Inc.	1,919	34
Great Northern Iron
Ore Properties		400	29
Georgia Gulf Corp.		26,489	28
*	Flotek Industries, Inc.	10,800	27
*	Omnova Solutions Inc.	41,509	27
*	General Moly, Inc.	18,900	22
*	Material Sciences Corp.	12,512	19
*	Caraustar Industries, Inc.	29,959	14
*	ADA-ES Inc.	3,100	9
			254,892
Telecommunication Services (3.4%)
	AT&T Inc.	4,683,362	133,476
	Verizon
	Communications Inc.	2,263,243	76,724
*	American Tower Corp.
	Class A	313,103	9,180
	Qwest Communications
	International Inc.	1,237,317	4,504
	Embarq Corp.	113,589	4,085
*	Sprint Nextel Corp.	2,215,454	4,054
*	Crown Castle
	International Corp.	216,790	3,811
	Windstream Corp.	351,212	3,231
*	MetroPCS
	Communications Inc.	167,038	2,481
	Telephone & Data
	Systems, Inc.	75,782	2,406
*	NII Holdings Inc.	131,886	2,398
	Frontier
	Communications Corp.	251,674	2,200
	CenturyTel, Inc.	77,475	2,117
*	SBA Communications Corp.	76,570	1,250
*	Leap Wireless
	International, Inc.	44,446	1,195
*	tw telecom inc.	111,377	943
*^	Level 3
	Communications, Inc.	1,256,313	879
*	U.S. Cellular Corp.	15,617	675
*	Centennial
	Communications Corp.
	Class A	64,625	521
	Shenandoah
	Telecommunications Co.	17,775	499
	Alaska Communications
	Systems Holdings, Inc.	44,957	422
*	Syniverse Holdings Inc.	33,881	405
*	Premiere Global
	Services, Inc.	45,606	393
	Atlantic Tele-Network, Inc.	14,100	374
*	Cincinnati Bell Inc.	185,617	358

*	General Communication, Inc.	42,068	340
	NTELOS Holdings Corp.	11,490	283
*	Cbeyond Inc.	17,185	275
*	Cogent Communications
	Group, Inc.	37,241	243
	Consolidated
	Communications
	Holdings, Inc.	20,136	239
	USA Mobility, Inc.	20,210	234

42

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Iowa Telecommunications
	Services Inc.	15,436	220
	Telephone & Data
	Systems, Inc.-
	Special Common Shares	7,633	214
	FairPoint
	Communications, Inc.	60,321	198
	D&E Communications, Inc.	18,641	125
	Hickory Tech Corp.	22,563	123
*	Global Crossing Ltd.	15,376	122
	SureWest Communications	8,622	98
*	Vonage Holdings Corp.	121,632	80
*	iPCS, Inc.	11,508	79
*	PAETEC Holding Corp.	53,343	77
*	ICO Global Communications
	(Holdings) Ltd.	57,338	65
	Arbinet Holdings, Inc.	41,759	63
*	iBasis, Inc.	31,232	44
*	Fibertower Corp.	126,595	20
*	8X8 Inc.	30,843	15
*	IDT Corp. Class B	29,903	12
*	TerreStar Corp.	29,508	12
*	IDT Corp.	1,658	1
			261,763
Utilities (4.4%)
	Exelon Corp.	522,482	29,055
	Southern Co.	612,150	22,650
	Dominion Resources, Inc.	460,965	16,521
	FPL Group, Inc.	308,450	15,524
	Duke Energy Corp.	1,005,294	15,089
	Entergy Corp.	152,253	12,657
	Public Service Enterprise
	Group, Inc.	404,160	11,789
	FirstEnergy Corp.	242,319	11,772
	PG&E Corp.	289,379	11,202
	American Electric
	Power Co., Inc.	319,758	10,642
	PPL Corp.	297,697	9,136
	Consolidated Edison Inc.	217,168	8,454
	Sempra Energy	186,049	7,931
	Edison International	246,128	7,906
	Progress Energy, Inc.	197,810	7,883
	Xcel Energy, Inc.	342,549	6,354
	Ameren Corp.	167,256	5,563
	DTE Energy Co.	129,928	4,635
	Allegheny Energy, Inc.	134,584	4,557
	Questar Corp.	138,128	4,515
*	AES Corp.	535,996	4,417
*	NRG Energy, Inc.	178,817	4,172
	Wisconsin Energy Corp.	93,223	3,914

	Constellation Energy
	Group, Inc.	142,330	3,571
	Equitable Resources, Inc.	99,417	3,335
	CenterPoint Energy Inc.	259,751	3,278
	SCANA Corp.	88,852	3,163
	NSTAR	85,409	3,117
	Pepco Holdings, Inc.	172,906	3,071
	Northeast Utilities	124,463	2,995
	MDU Resources Group, Inc.	138,416	2,987
	Puget Energy, Inc.	103,123	2,812
*	Mirant Corp.	147,622	2,786
	Integrys Energy Group, Inc.	60,742	2,611
	Pinnacle West Capital Corp.	80,186	2,576
	Alliant Energy Corp.	87,850	2,563
	NiSource, Inc.	218,194	2,394
	ONEOK, Inc.	79,040	2,302
	Aqua America, Inc.	107,401	2,211
	TECO Energy, Inc.	169,621	2,095
	UGI Corp. Holding Co.	85,691	2,093
	DPL Inc.	90,546	2,068
	AGL Resources Inc.	61,239	1,920
	OGE Energy Corp.	73,653	1,899
	Piedmont Natural Gas, Inc.	58,594	1,856
	NV Energy Inc.	187,035	1,850
	National Fuel Gas Co.	58,508	1,833
	Great Plains Energy, Inc.	94,785	1,832
	CMS Energy Corp.	180,180	1,820
	Westar Energy, Inc.	86,261	1,769
	ITC Holdings Corp.	39,568	1,728
	Atmos Energy Corp.	72,454	1,717
*	Reliant Energy, Inc.	278,667	1,611
	Hawaiian Electric
	Industries Inc.	72,380	1,602
	Energen Corp.	54,456	1,597
	Vectren Corp.	61,598	1,541
	New Jersey Resources Corp.	33,945	1,336
	WGL Holdings Inc.	40,309	1,318
	Nicor Inc.	36,218	1,258
	Cleco Corp.	48,457	1,106
	American Water
	Works Co., Inc.	51,431	1,074
	IDACORP, Inc.	36,323	1,070
	Portland General Electric Co.	50,395	981
	Northwest Natural Gas Co.	21,306	942
	South Jersey Industries, Inc.	23,634	942
	Southwest Gas Corp.	35,145	886
	UniSource Energy Corp.	28,950	850
	Avista Corp.	43,208	837
	Black Hills Corp.	30,527	823
*	Dynegy, Inc.	408,806	818
	The Laclede Group, Inc.	17,052	799
	NorthWestern Corp.	31,025	728
	California Water

	Service Group	15,653	727
	PNM Resources Inc.	69,057	696
	ALLETE, Inc.	21,414	691
*	El Paso Electric Co.	36,059	652
	CH Energy Group, Inc.	12,546	645
	MGE Energy, Inc.	17,899	591
	UIL Holdings Corp.	19,377	582
	Ormat Technologies Inc.	16,567	528
	Empire District Electric Co.	27,793	489

43

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	American States Water Co.	13,427	443
	SJW Corp.	13,403	401
	Central Vermont Public
	Service Corp.	14,625	349
	Connecticut Water
	Services, Inc.	11,529	272
	Chesapeake Utilities Corp.	7,246	228
	Southwest Water Co.	42,463	137
	Maine & Maritimes Corp.	3,424	133
	Consolidated Water Co., Ltd.	9,856	123
	Middlesex Water Co.	6,352	109
*	Cadiz Inc.	8,604	108
	Unitil Corp.	1,088	22
	The York Water Co.	1,850	22
*	Synthesis Energy
	Systems, Inc.	15,100	10
			336,667
Total Common Stocks
(Cost $10,682,663)			7,648,331
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.6%)
[2,3]	Vanguard Market Liquidity
	Fund, 1.378%	125,368,800	125,369

		Face
		Amount
		($000)
U.S. Agency Obligations (0.2%)
4	Federal Home Loan Bank,
5	3.257%, 2/2/09	2,000	2,000
4	Federal Home Loan
	Mortgage Corp.,
5	1.307%, 4/14/09	6,000	5,995
5	1.206%, 4/30/09	3,000	2,997
4	Federal National
	Mortgage Assn.,
5	2.270%, 2/24/09	2,000	2,000
			12,992
Total Temporary Cash Investments
(Cost $138,322)			138,361
Total Investments (100.7%)
(Cost $10,820,985)			7,786,692
Other Assets and Liabilities (–0.7%)
Other Assets			42,570
Liabilities[3]			(92,808)
			(50,238)
Net Assets (100%)			7,736,454

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	11,051,708
Undistributed Net Investment Income	1,362
Accumulated Net Realized Losses	(285,876)
Unrealized Appreciation (Depreciation)
Investment Securities	(3,034,293)
Futures Contracts	3,553
Net Assets	7,736,454

Institutional Shares—Net Assets
Applicable to 56,205,608 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,105,873
Net Asset Value Per Share—
Institutional Shares	$19.68

Institutional Plus Shares—Net Assets
Applicable to 336,965,393 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,630,581
Net Asset Value Per Share—
Institutional Plus Shares	$19.68
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.The total value of securities on loan is $25,175,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $27,514,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
5	Securities with a value of $12,992,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Institutional Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	193,593
Interest[1]	1,525
Security Lending	4,826
Total Income	199,944
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	622
Management and Administrative—Institutional Plus Shares	1,960
Total Expenses	2,582
Net Investment Income	197,362
Realized Net Gain (Loss)
Investment Securities Sold	(152,006)
Futures Contracts	(23,326)
Realized Net Gain (Loss)	(175,332)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,025,988)
Futures Contracts	4,032
Change in Unrealized Appreciation (Depreciation)	(4,021,956)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,999,926)

1	Interest income from an affiliated company of the fund was $1,369,000.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	197,362	154,120
Realized Net Gain (Loss)	(175,332)	41,221
Change in Unrealized Appreciation (Depreciation)	(4,021,956)	203,925
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,999,926)	399,266
Distributions
Net Investment Income
Institutional Shares	(29,244)	(21,532)
Institutional Plus Shares	(168,295)	(131,817)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(197,539)	(153,349)
Capital Share Transactions
Institutional Shares	465,565	278,721
Institutional Plus Shares	1,597,986	3,792,357
Net Increase (Decrease) from Capital Share Transactions	2,063,551	4,071,078
Total Increase (Decrease)	(2,133,914)	4,316,995
Net Assets
Beginning of Period	9,870,368	5,553,373
End of Period[1]	7,736,454	9,870,368

1 Net Assets—End of Period includes undistributed net investment income of $1,362,000 and $1,539,000. See accompanying Notes, which are an integral part of the Financial Statements.

46

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares

	Year Ended December 31,
For a Share Outstanding
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$31.89	$30.71	$27.00	$25.83	$23.33
Investment Operations
Net Investment Income	.550	.547	.501	.398	.425
Net Realized and Unrealized Gain (Loss)
on Investments	(12.208)	1.179	3.710	1.169	2.498
Total from Investment Operations	(11.658)	1.726	4.211	1.567	2.923
Distributions
Dividends from Net Investment Income	(.552)	(.546)	(.501)	(.397)	(.423)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.552)	(.546)	(.501)	(.397)	(.423)
Net Asset Value, End of Period	$19.68	$31.89	$30.71	$27.00	$25.83

Total Return	–36.90%	5.60%	15.74%	6.14%	12.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,106	$1,271	$939	$129	$789
Ratio of Total Expenses to
Average Net Assets	0.045%	0.045%	0.045%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	2.12%	1.81%	1.81%	1.77%	1.83%
Portfolio Turnover Rate[1]	13%	10%	8%	21%[2]	22%

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
2	Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

	Year Ended December 31,
For a Share Outstanding
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$31.89	$30.71	$27.00	$25.83	$23.33
Investment Operations
Net Investment Income	.556	.553	.506	.404	.434
Net Realized and Unrealized Gain (Loss)
on Investments	(12.209)	1.179	3.710	1.169	2.498
Total from Investment Operations	(11.653)	1.732	4.216	1.573	2.932
Distributions
Dividends from Net Investment Income	(.557)	(.552)	(.506)	(.403)	(.432)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.557)	(.552)	(.506)	(.403)	(.432)
Net Asset Value, End of Period	$19.68	$31.89	$30.71	$27.00	$25.83

Total Return	–36.89%	5.62%	15.76%	6.17%	12.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,631	$8,599	$4,615	$3,587	$451
Ratio of Total Expenses to
Average Net Assets	0.025%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.14%	1.83%	1.83%	1.80%	1.87%
Portfolio Turnover Rate[1]	13%	10%	8%	21%[2]	22%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

2 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $100 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

49

Institutional Total Stock Market Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences are primarily attributed to tax deferral of losses on wash sales and will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2008, the fund had $1,362,000 of ordinary income available for distribution. The fund had available realized losses of $217,081,000 to offset future net capital gains of $26,053,000 through December 31, 2010, $44,357,000 through December 31, 2011, $5,005,000 through December 31, 2012, $9,611,000 through December 31, 2013, $96,976,000 through December 31, 2016, and $35,079,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $10,886,226,000. Net unrealized depreciation of investment securities for tax purposes was $3,099,534,000, consisting of unrealized gains of $246,150,000 on securities that had risen in value since their purchase and $3,345,684,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

		($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
S&P 500 Index	191	42,980	1,492
E-mini S&P 500 Index	580	26,103	1,070
Russell 2000 Mini Index	350	17,427	965
S&P MidCap 400 Index	2	537	26

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2008, the fund purchased $3,260,052,000 of investment securities and sold $1,206,184,000 of investment securities, other than temporary cash investments.

50

Institutional Total Stock Market Index Fund

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	620,253	22,203	903,193	28,707
Issued in Lieu of Cash Distributions	26,476	1,072	19,331	596
Redeemed	(181,164)	(6,927)	(643,803)	(20,006)
Net Increase (Decrease)—Institutional Shares	465,565	16,348	278,721	9,297
Institutional Plus Shares
Issued	3,068,668	128,801	4,466,552	140,287
Issued in Lieu of Cash Distributions	156,894	6,415	119,422	3,683
Redeemed	(1,627,576)	(67,899)	(793,617)	(24,574)
Net Increase (Decrease)—Institutional Plus Shares	1,597,986	67,317	3,792,357	119,396

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	7,773,700	3,553
Level 2—Other significant observable inputs	12,992	—
Level 3—Significant unobservable inputs	—	—
Total	7,786,692	3,553

51

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional Total Stock Market Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and broker, and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2009

Special 2008 tax information (unaudited) for Vanguard Institutional Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $185,213,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 91.7% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

52

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	6/30/2008	12/31/2008	Period[1]
Based on Actual Fund Return
Institutional Shares	$1,000.00	$707.56	$0.19
Institutional Plus Shares	1,000.00	707.62	0.11
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.98	$0.23
Institutional Plus Shares	1,000.00	1,025.08	0.13

1

The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.045% for Institutional Shares and 0.025% for Institutional Plus Shares. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

53

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

54

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

55

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

56

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 155 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
Principal Occupation(s) During the Past Five Years:
John J. Brennan[1]	Chairman, President, and Chief Executive
Born 1954. Trustee Since May 1987. Chairman of	Officer of Rohm and Haas Co. (chemicals);
the Board. Principal Occupation(s) During the Past Five	Board Member of the American Chemistry Council;
Years: Chairman of the Board and Director/Trustee of	Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the	manufacturing and services), since 2005.
investment companies served by The Vanguard Group;
Chief Executive Officer and President of The Vanguard	Amy Gutmann
Group and of each of the investment companies served	Born 1949. Trustee Since June 2006. Principal
by The Vanguard Group (1996–2008).	Occupation(s) During the Past Five Years:
President of the University of Pennsylvania since
Independent Trustees	2004; Professor in the School of Arts and Sciences,
Annenberg School for Communication, and
Charles D. Ellis	Graduate School of Education of the University of
Born 1937. Trustee Since January 2001. Principal	Pennsylvania since 2004; Provost (2001–2004)
Occupation(s) During the Past Five Years: Applecore	and Laurance S. Rockefeller Professor of Politics
Partners (pro bono ventures in education); Senior	and the University Center for Human Values
Advisor to Greenwich Associates (international business	(1990–2004), Princeton University; Director of
strategy consulting); Successor Trustee of Yale University;	Carnegie Corporation of New York since 2005
Overseer of the Stern School of Business at New York	and of Schuylkill River Development Corporation
University; Trustee of the Whitehead Institute for	and Greater Philadelphia Chamber of Commerce
Biomedical Research.	since 2004; Trustee of the National Constitution
Center since 2007.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Retired	Born 1950. Trustee Since July 1998. Principal
Executive Chief Staff and Marketing Officer for	Occupation(s) During the Past Five Years: Retired
North America and Corporate Vice President of	Corporate Vice President, Chief Global Diversity
Xerox Corporation (photocopiers and printers);	Officer, and Member of the Executive Committee
Director of SPX Corporation (multi-industry	of Johnson & Johnson (pharmaceuticals/consumer
manufacturing), of the United Way of Rochester,	products); Vice President and Chief Information
and of the Boy Scouts of America.	Officer (1997–2005) of Johnson & Johnson;
Director of the University Medical Center at
Princeton and Women’s Research and Education
Institute.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August
Occupation(s) During the Past Five Years: George Gund	2008. President Since March 2008. Principal
Professor of Finance and Banking, Senior Associate	Occupation(s) During the Past Five Years: Chief

Dean, and Director of Faculty Recruiting, Harvard	Executive Officer, Director, and President of
Business School; Director and Chairman of UNX, Inc.	The Vanguard Group, Inc., since 2008; Chief
(equities trading firm); Chair of the Investment	Executive Officer and President of each of the
Committee of HighVista Strategies LLC (private	investment companies served by The Vanguard
investment firm) since 2005.	Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Heidi Stam[1]
Occupation(s) During the Past Five Years: Chairman,	Born 1956. Secretary Since July 2005. Principal
President, Chief Executive Officer, and Director of	Occupation(s) During the Past Five Years: Managing
NACCO Industries, Inc. (forklift trucks/housewares/	Director of The Vanguard Group, Inc., since 2006;
lignite); Director of Goodrich Corporation (industrial	General Counsel of The Vanguard Group since
products/aircraft systems and services).	2005;Secretary of The Vanguard Group and of
each of the investment companies served by The
Vanguard Group since 2005; Director and Senior
J. Lawrence Wilson	Vice President of Vanguard Marketing
Born 1936. Trustee Since April 1985. Principal	Corporation since 2005; Principal of The Vanguard
Occupation(s) During the Past Five Years: Retired	Group (1997–2006).
Chairman and Chief Executive Officer of Rohm and
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of
Culver Educational Foundation.	Vanguard Senior Management Team

Executive Officers	R. Gregory Barton	James M. Norris
	Mortimer J. Buckley	Ralph K. Packard
Thomas J. Higgins[1]	Kathleen C. Gubanich	Glenn W. Reed
Born 1957. Chief Financial Officer Since September	Paul A. Heller	George U. Sauter
2008. Principal Occupation(s) During the Past Five	Michael S. Miller
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer	Founder
of each of the investment companies served by The
Vanguard Group (1998–2008).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1	These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are
from Lipper Inc. or Morningstar, Inc.,
Direct Investor Account Services > 800-662-2739	unless otherwise noted.

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s
proxy voting guidelines by visiting our website,
Text Telephone for People	www.vanguard.com, and searching for
With Hearing Impairment > 800-952-3335	“proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website,
This material may be used in conjunction	www.sec.gov.
with the offering of shares of any Vanguard	In addition, you may obtain a free report on
fund only if preceded or accompanied by	how your fund voted the proxies for
the fund’s current prospectus.	securities it owned during the 12 months
ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.
The funds or securities referred to herein are not
sponsored, endorsed, or promoted by MSCI, and
MSCI bears no liability with respect to any such
funds or securities. For any such funds or securities,	You can review and copy information about
the prospectus or the Statement of Additional	your fund at the SEC’s Public Reference
Information contains a more detailed description of	Room in Washington, D.C.
the limited relationship MSCI has with The	To find out more about this public service, call
Vanguard Group and any related funds.	the SEC at 202-551-8090. Information
about your fund is also available on the
SEC’s website, and you can receive
Russell is a trademark of The Frank Russell	copies of this information, for a fee, by
Company.	sending a request in either of two ways: via e-
mail addressed to publicinfo@sec.gov or via
regular mail addressed to the Public
Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8710 022009

>	For the 12 months ended December 31, Vanguard Institutional Total Bond Market Index Fund returned 5.05%.
>	The fund’s return substantially outpaced the average return of its peers for the period.
>	The fund closely tracked its benchmark, the Barclays Capital U.S. Aggregate Bond Index.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	9
About Your Fund’s Expenses	62
Glossary	64

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Institutional Total Bond Market Index Fund	VITBX	5.05%
Barclays Capital U.S. Aggregate Bond Index		5.24
Average Intermediate Investment Grade Debt Fund[1]		–4.43

Your Fund’s Performance at a Glance
December 31, 2007–December 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional
Total Bond Market Index Fund	$51.19	$51.33	$2.360	$0.000

1	Derived from data provided by Lipper Inc.

Note: The Barclays Capital bond indexes were formerly known as Lehman Brothers indexes. The change followed Barclays’ aquisition of Lehman’s assets in September.

1

President’s Letter

Dear Shareholder,

Amid a turbulent period in the bond market, Vanguard Institutional Total Bond Market Index Fund returned 5.05% for the year ended December 31, 2008, nearly matching the return of its benchmark index and far exceeding the average return of peer bond funds.

The fund’s yield declined to 4.48% at year-end 2008 from 4.84% a year earlier.

U.S. Treasuries provided a safe and liquid haven

Bonds provided shelter from the stock market turmoil during the year, though strength was largely confined to U.S. Treasuries. Treasuries surged as investors bid up the highest-quality, most liquid securities. The Federal Reserve Board added fuel to the rally with repeated cuts in its target for the federal funds rate, a benchmark for short-term interest rates. At the start of 2008, the federal funds rate stood at 4.25%; by year-end, it was between 0% and 0.25%.

U.S. government-backed mortgage securities also performed well, though corporate and municipal bonds struggled. For the full year, the broad taxable bond market returned 5.24%.

Global stock markets faced historic challenges

Problems that had festered in the financial markets for much of 2008 erupted in the year’s final months, leading to high-profile

2

bankruptcies and government rescues. U.S. stocks lost about –23% for the fourth quarter. For the full 12 months, the U.S. stock market returned about –37%, the worst calendar-year performance since 1931. The financial sector, the epicenter of the crisis, was hardest hit, but no sector was safe from the market’s violent downdraft.

Overseas, the news was worse. Stock markets outside the United States returned about –45%, as credit-market turmoil and economic distress reverberated worldwide. Emerging markets fell especially hard, in part because of collapsing commodity prices, which put pressure on the group’s many natural-resource producers.

A year of distinct disparity among fixed income sectors

The positive performance by the fund and its target index in 2008 masks wide divergence among sectors of the broad fixed income market. A year ago, trouble in the market seemed largely confined to securities backed by subprime mortgages, which came under severe pressure as the housing market deteriorated. As the depth and extent of the subprime market’s weakness became clear, however, distress spread to just about every bond segment except for government-backed securities.

Anxious investors sold almost anything not issued by the U.S. Treasury, pushing down prices of corporate bonds, especially medium- to lower-quality issues. In the

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2008
	One Year	Three Years	Five Years
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	5.24%	5.51%	4.65%
Barclays Capital Municipal Bond Index	–2.47	1.86	2.71
Citigroup 3-Month Treasury Bill Index	1.80	3.76	3.10

Stocks
Russell 1000 Index (Large-caps)	–37.60%	–8.66%	–2.04%
Russell 2000 Index (Small-caps)	–33.79	–8.29	–0.93
Dow Jones Wilshire 5000 Index (Entire market)	–37.34	–8.43	–1.67
MSCI All Country World Index ex USA (International)	–45.24	–6.57	3.00

CPI
Consumer Price Index	0.09%	2.22%	2.67%

3

stampede to quality, Treasury securities rose sharply in price, sending yields down across the Treasury maturity spectrum.

Indicative of the nervousness pervading the credit markets, the yield on 3-month T-bills, an important benchmark for the short-term market, actually fell below 0% for a brief period. Essentially, investors were so intent on avoiding risk that at one point they were willing to pay the U.S. Treasury to hold their principal.

The fund’s price and yield moved modestly despite the tumult

The net effect of the severe dislocations on the broad taxable U.S. bond market—and consequently on the Institutional Total

Bond Market Index Fund—was to leave overall principal values and yield levels little changed from 12 months ago.

Hence, the fund’s total return of 5.05% consisted mostly of income, with a modest rise in net asset value.

The fund’s competitive benchmark, consisting mostly of actively managed funds, actually lost ground, retreating –4.43% in average performance. While the Institutional Total Bond Market Index Fund held about three-quarters of its assets in Treasury and federal agency-backed securities as of December 31, the average actively managed bond fund held a higher proportion of corporate bonds,

Total Returns
April 26, 2002[1]–December 31, 2008
Average
Annual Return
Institutional Total Bond Market Index Fund	5.17%
Barclays Capital U.S. Aggregate Bond Index	5.28
Average Intermediate Investment Grade Debt Fund[2]	3.08

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1	The fund’s inception date.
2	Derived from data provided by Lipper Inc.

4

and therefore suffered much more from the stiff headwinds buffeting that segment of the fixed income market.

The advisor’s experience helped the fund track its index

Times of historic fluctuations, such as those that occurred in both stock and bond markets in 2008, can pose significant challenges to index fund managers. Because of the impracticality of owning all of the nearly 10,000 bonds in its target index, your fund’s advisor, Vanguard Fixed Income Group, holds a large sampling of securities chosen to replicate the characteristics of the benchmark index. Successful sampling requires well-designed and well-executed controls to keep a fund’s returns in line with its target.

The Fixed Income Group met the challenge during the fiscal year, successfully capturing the returns of the benchmark despite shouldering the burden of real-world management and trading costs; as theoretical constructs, indexes don’t incur these costs.

An indexing approach can provide some consistency in chancy times

Your fund’s annualized return of 5.17% since inception nearly matches the 5.28% annualized return of its target index and compares quite favorably with the 3.08% average annualized return of competing funds for the same period. Vanguard Institutional Total Bond Market Index Fund has either matched its target’s return or come within 0.2 percentage point of that return in each of the six full calendar years since the fund’s inception.

In times of uncertainty and unusual volatility, it can be reassuring to see that the portion of your institution’s portfolio allocated to a broad-based bond index fund has shown the potential to successfully deliver returns close to those of the market.

We thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

January 16, 2009

5

Institutional Total Bond Market Index Fund

Fund Profile

As of December 31, 2008

Financial Attributes
		Target
	Fund	Index[1]
Number of Issues	2,696	9,168
Yield[2]	4.5%	4.0%
Yield to Maturity	4.0%[3]	4.0%
Average Coupon	5.2%	5.2%
Average Effective
Maturity	5.4 years	5.5 years
Average Quality[4]	Aa1	Aa1
Average Duration	3.7 years	3.7 years
Expense Ratio
(12/31/2007)[5]	0.05%
Short-Term Reserves	0.5%	—

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	4.8%
Finance	7.2
Foreign	3.3
Government Mortgage-Backed	40.0
Industrial	8.5
Treasury/Agency	33.9
Utilities	1.8
Other	0.5

Distribution by Maturity (% of portfolio)

Under 1 Year	1.8%
1–5 Years	69.5
5–10 Years	17.5
10–20 Years	5.1
20–30 Years	6.0
Over 30 Years	0.1

Volatility Measures[7]
Fund Versus
Target Index[1]
R-Squared	0.99
Beta	1.01

Distribution by Credit Quality[4] (% of portfolio)

Aaa	81.3%
Aa	2.9
A	9.2
Baa	6.6

Investment Focus

1	Barclays Capital U.S. Aggregate Bond Index.
2	30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible date. See the Glossary.
3	Before expenses.
4	Moody’s Investors Service.
5	The expense ratio shown is from the prospectus dated April 29, 2008. For the fiscal year ended December 31, 2008, the fund’s expense ratio was 0.05%.
6	The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
7	For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6

Institutional Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: April 26, 2002–December 31, 2008

Initial Investment of $100,000,000

	Average Annual Total Returns
Periods Ended December 31, 2008				Final Value of a
			Since	$100,000,000
	One Year	Five Years	Inception[1]	Investment
Institutional Total Bond Market Index Fund	5.05%	4.63%	5.17%	$140,029,433
Barclays Capital U.S. Aggregate Bond Index	5.24	4.65	5.28	141,058,252
Average Intermediate Investment Grade
Debt Fund[2]	–4.43	1.94	3.08	122,459,458

1	Performance for the fund and its comparative standards is calculated since the fund’s inception: April 26, 2002.
2	Derived from data provided by Lipper Inc.

7

Institutional Total Bond Market Index Fund

Fiscal-Year Total Returns (%): April 26, 2002–December 31, 2008
				Barclays
				Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2002	3.8%	3.5%	7.3%	7.9%
2003	0.2	3.9	4.1	4.1
2004	0.0	4.4	4.4	4.3
2005	–1.9	4.4	2.5	2.4
2006	–0.9	5.2	4.3	4.3
2007	1.7	5.3	7.0	7.0
2008	0.3	4.7	5.0	5.2

1	Barclays Capital U.S. Aggregate Bond Index.

Note: See Financial Highlights table for dividend and capital gains information.

8

Institutional Total Bond Market Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (72.6%)
U.S. Government Securities (24.8%)
U.S. Treasury Bond	13.250%	5/15/14	750	784
U.S. Treasury Bond	10.625%	8/15/15	360	545
U.S. Treasury Bond	9.875%	11/15/15	15,175	22,630
U.S. Treasury Bond	9.250%	2/15/16	185	270
U.S. Treasury Bond	7.500%	11/15/16	3,375	4,614
U.S. Treasury Bond	8.750%	5/15/17	23,850	35,149
U.S. Treasury Bond	8.875%	8/15/17	74,080	110,472
U.S. Treasury Bond	9.125%	5/15/18	1,500	2,323
U.S. Treasury Bond	9.000%	11/15/18	25	39
U.S. Treasury Bond	8.875%	2/15/19	10,375	15,976
U.S. Treasury Bond	8.125%	8/15/19	80	118
U.S. Treasury Bond	8.750%	5/15/20	2,315	3,608
U.S. Treasury Bond	8.750%	8/15/20	29,600	46,287
U.S. Treasury Bond	7.875%	2/15/21	20,880	31,079
U.S. Treasury Bond	8.125%	5/15/21	110	167
U.S. Treasury Bond	8.125%	8/15/21	28,950	44,126
U.S. Treasury Bond	8.000%	11/15/21	1,430	2,173
U.S. Treasury Bond	7.250%	8/15/22	7,770	11,327
U.S. Treasury Bond	7.625%	11/15/22	220	332
U.S. Treasury Bond	7.125%	2/15/23	2,075	3,016
U.S. Treasury Bond	6.250%	8/15/23	9,770	13,357
U.S. Treasury Bond	6.875%	8/15/25	50	76
U.S. Treasury Bond	6.000%	2/15/26	22,350	31,192
U.S. Treasury Bond	6.750%	8/15/26	16,905	25,537
U.S. Treasury Bond	6.500%	11/15/26	50	74
U.S. Treasury Bond	6.625%	2/15/27	16,655	24,944
U.S. Treasury Bond	6.375%	8/15/27	3,650	5,350
U.S. Treasury Bond	5.500%	8/15/28	20,500	27,758
U.S. Treasury Bond	5.250%	11/15/28	2,750	3,636
U.S. Treasury Bond	5.250%	2/15/29	675	896
U.S. Treasury Bond	6.125%	8/15/29	5,210	7,660
U.S. Treasury Bond	6.250%	5/15/30	4,080	6,146
U.S. Treasury Bond	5.375%	2/15/31	335	461
U.S. Treasury Bond	4.500%	2/15/36	6,125	8,158
U.S. Treasury Bond	4.750%	2/15/37	925	1,292
U.S. Treasury Bond	5.000%	5/15/37	680	988
U.S. Treasury Bond	4.375%	2/15/38	37,325	50,144
U.S. Treasury Bond	4.500%	5/15/38	16,875	23,087
U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	13,850	16,908

9

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Treasury Inflation-Indexed Note	2.375%	4/15/11	13,225	14,105
U.S. Treasury Note	4.000%	9/30/09	1,000	1,027
U.S. Treasury Note	3.625%	10/31/09	2,600	2,669
U.S. Treasury Note	4.625%	11/15/09	5,375	5,570
U.S. Treasury Note	3.125%	11/30/09	24,900	25,522
U.S. Treasury Note	3.250%	12/31/09	7,675	7,893
U.S. Treasury Note	2.125%	1/31/10	1,375	1,400
U.S. Treasury Note	3.500%	2/15/10	950	984
U.S. Treasury Note	6.500%	2/15/10	54,620	58,256
U.S. Treasury Note	2.000%	2/28/10	375	382
U.S. Treasury Note	1.750%	3/31/10	5,150	5,235
U.S. Treasury Note	2.625%	5/31/10	16,975	17,487
U.S. Treasury Note	2.875%	6/30/10	97,350	100,819
U.S. Treasury Note	4.125%	8/15/10	4,365	4,623
U.S. Treasury Note	5.750%	8/15/10	3,900	4,235
U.S. Treasury Note	2.375%	8/31/10	69,150	71,246
U.S. Treasury Note	2.000%	9/30/10	1,200	1,230
U.S. Treasury Note	1.500%	10/31/10	58,475	59,343
U.S. Treasury Note	1.250%	11/30/10	52,525	53,091
U.S. Treasury Note	4.375%	12/15/10	320	344
U.S. Treasury Note	0.875%	12/31/10	69,220	69,372
U.S. Treasury Note	5.000%	2/15/11	3,050	3,335
U.S. Treasury Note	4.750%	3/31/11	175	191
U.S. Treasury Note	4.875%	7/31/11	2,825	3,119
U.S. Treasury Note	4.500%	9/30/11	11,890	13,046
U.S. Treasury Note	1.750%	11/15/11	84,265	86,147
U.S. Treasury Note	4.500%	11/30/11	8,250	9,084
U.S. Treasury Note	4.625%	12/31/11	8,950	9,908
U.S. Treasury Note	4.500%	3/31/12	62,125	68,677
U.S. Treasury Note	4.500%	4/30/12	17,400	19,279
U.S. Treasury Note	4.750%	5/31/12	4,800	5,375
U.S. Treasury Note	4.875%	6/30/12	5,050	5,677
U.S. Treasury Note	4.625%	7/31/12	900	1,009
U.S. Treasury Note	4.375%	8/15/12	40	45
U.S. Treasury Note	4.125%	8/31/12	460	509
U.S. Treasury Note	4.250%	9/30/12	1,375	1,535
U.S. Treasury Note	3.875%	10/31/12	25,575	28,308
U.S. Treasury Note	3.375%	11/30/12	2,600	2,833
U.S. Treasury Note	3.500%	5/31/13	350	383
U.S. Treasury Note	3.375%	6/30/13	9,875	10,765
U.S. Treasury Note	3.375%	7/31/13	2,850	3,113
U.S. Treasury Note	3.125%	8/31/13	46,325	49,937
U.S. Treasury Note	2.750%	10/31/13	146,320	155,557
U.S. Treasury Note	2.000%	11/30/13	800	821
U.S. Treasury Note	1.500%	12/31/13	21,525	21,471
U.S. Treasury Note	4.250%	8/15/14	175	201
U.S. Treasury Note	4.000%	2/15/15	5,890	6,711
U.S. Treasury Note	4.125%	5/15/15	117,025	134,214
U.S. Treasury Note	5.125%	5/15/16	475	575
U.S. Treasury Note	4.625%	2/15/17	175	207
U.S. Treasury Note	4.500%	5/15/17	350	411
U.S. Treasury Note	4.750%	8/15/17	26,675	31,952
U.S. Treasury Note	4.250%	11/15/17	1,000	1,168
U.S. Treasury Note	4.000%	8/15/18	24,920	28,837
U.S. Treasury Note	3.750%	11/15/18	42,700	48,431
				1,840,363

10

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Agency Bonds and Notes (7.9%)
Agency for International Development–Egypt
	(U.S. Government Guaranteed)	4.450%	9/15/15	800	875
1	Federal Farm Credit Bank	5.250%	9/13/10	825	878
1	Federal Farm Credit Bank	3.750%	12/6/10	725	757
1	Federal Farm Credit Bank	2.625%	4/21/11	1,925	1,969
1	Federal Farm Credit Bank	5.375%	7/18/11	2,550	2,777
1	Federal Farm Credit Bank	3.875%	8/25/11	1,850	1,938
1	Federal Farm Credit Bank	4.500%	10/17/12	3,000	3,261
1	Federal Farm Credit Bank	3.875%	10/7/13	1,300	1,374
1	Federal Farm Credit Bank	4.875%	12/16/15	800	888
1	Federal Farm Credit Bank	5.125%	8/25/16	2,225	2,525
1	Federal Farm Credit Bank	4.875%	1/17/17	1,150	1,276
1	Federal Home Loan Bank	3.750%	1/8/10	200	205
1	Federal Home Loan Bank	3.875%	1/15/10	11,700	12,038
1	Federal Home Loan Bank	2.750%	3/12/10	1,950	1,987
1	Federal Home Loan Bank	4.375%	3/17/10	3,000	3,119
1	Federal Home Loan Bank	4.875%	5/14/10	20,775	21,805
1	Federal Home Loan Bank	7.625%	5/14/10	6,125	6,648
1	Federal Home Loan Bank	2.750%	6/18/10	1,850	1,889
1	Federal Home Loan Bank	3.500%	7/16/10	3,650	3,776
1	Federal Home Loan Bank	3.375%	10/20/10	3,575	3,709
1	Federal Home Loan Bank	4.750%	12/10/10	775	823
1	Federal Home Loan Bank	3.625%	12/17/10	1,550	1,617
1	Federal Home Loan Bank	2.625%	3/11/11	10,000	10,219
1	Federal Home Loan Bank	3.125%	6/10/11	2,725	2,821
1	Federal Home Loan Bank	5.375%	8/19/11	22,575	24,713
1	Federal Home Loan Bank	3.750%	9/9/11	700	736
1	Federal Home Loan Bank	3.625%	9/16/11	1,375	1,447
1	Federal Home Loan Bank	4.625%	10/10/12	2,700	2,956
1	Federal Home Loan Bank	3.375%	2/27/13	750	783
1	Federal Home Loan Bank	3.625%	5/29/13	150	158
1	Federal Home Loan Bank	5.375%	6/14/13	1,000	1,120
1	Federal Home Loan Bank	5.125%	8/14/13	8,400	9,370
1	Federal Home Loan Bank	4.000%	9/6/13	2,075	2,213
1	Federal Home Loan Bank	4.500%	9/16/13	5,550	6,055
1	Federal Home Loan Bank	3.625%	10/18/13	2,900	3,049
1	Federal Home Loan Bank	5.500%	8/13/14	6,625	7,584
1	Federal Home Loan Bank	5.375%	5/18/16	13,575	15,489
1	Federal Home Loan Bank	5.625%	6/13/16	350	373
1	Federal Home Loan Bank	5.125%	10/19/16	425	478
1	Federal Home Loan Bank	4.750%	12/16/16	3,075	3,403
1	Federal Home Loan Bank	4.875%	5/17/17	650	730
1	Federal Home Loan Bank	5.000%	11/17/17	750	854
1	Federal Home Loan Bank	5.250%	12/11/20	2,700	3,150
1	Federal Home Loan Bank	5.625%	6/11/21	175	207
1	Federal Home Loan Bank	5.500%	7/15/36	3,000	3,853
1	Federal Home Loan Mortgage Corp.	7.000%	3/15/10	4,500	4,817
1	Federal Home Loan Mortgage Corp.	2.875%	4/30/10	3,000	3,071
1	Federal Home Loan Mortgage Corp.	2.875%	6/28/10	1,475	1,511
1	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	23,214	24,216
1	Federal Home Loan Mortgage Corp.	3.250%	7/16/10	1,475	1,520
1	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	2,691	2,942
1	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	1,175	1,249
1	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	2,325	2,406
1	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	3,350	3,574

11

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	2,500	2,593
1	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	11,320	12,541
1	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	360	381
1	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	13,000	14,158
1	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	13,000	14,511
1	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	5,000	5,627
1	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	3,475	3,808
1	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	2,450	2,645
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	1,975	2,153
1	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	8,000	8,498
1	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	950	1,039
1	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	10,350	11,509
1	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	10,650	11,964
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	6,200	6,810
1	Federal Home Loan Mortgage Corp.	5.050%	1/26/15	1,300	1,458
1	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	2,000	2,278
1	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	2,000	2,277
1	Federal Home Loan Mortgage Corp.	5.000%	4/18/17	5,000	5,687
1	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	5,000	5,896
1	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	3,100	3,557
1	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	3,159	3,089
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,000	1,433
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	4,989	7,298
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	227	321
1	Federal National Mortgage Assn.	7.250%	1/15/10	5,105	5,422
1	Federal National Mortgage Assn.	3.250%	2/10/10	2,950	3,022
1	Federal National Mortgage Assn.	3.875%	2/15/10	10,800	11,152
1	Federal National Mortgage Assn.	4.750%	3/12/10	19,200	20,028
1	Federal National Mortgage Assn.	4.125%	5/15/10	1,000	1,040
1	Federal National Mortgage Assn.	3.000%	7/12/10	3,750	3,853
1	Federal National Mortgage Assn.	4.250%	8/15/10	8,000	8,379
1	Federal National Mortgage Assn.	2.875%	10/12/10	2,150	2,213
1	Federal National Mortgage Assn.	6.625%	11/15/10	900	988
1	Federal National Mortgage Assn.	4.750%	12/15/10	1,075	1,144
1	Federal National Mortgage Assn.	6.250%	2/1/11	460	485
1	Federal National Mortgage Assn.	2.750%	4/11/11	40,000	41,119
1	Federal National Mortgage Assn.	5.125%	4/15/11	3,175	3,431
1	Federal National Mortgage Assn.	6.000%	5/15/11	5,000	5,513
1	Federal National Mortgage Assn.	5.000%	10/15/11	1,850	2,014
1	Federal National Mortgage Assn.	4.875%	5/18/12	4,145	4,545
1	Federal National Mortgage Assn.	5.250%	8/1/12	740	759
1	Federal National Mortgage Assn.	4.375%	9/15/12	1,050	1,140
1	Federal National Mortgage Assn.	3.625%	2/12/13	3,000	3,173
1	Federal National Mortgage Assn.	4.750%	2/21/13	500	545
1	Federal National Mortgage Assn.	4.375%	3/15/13	1,450	1,574
1	Federal National Mortgage Assn.	4.625%	5/1/13	4,475	4,560
1	Federal National Mortgage Assn.	3.875%	7/12/13	10,750	11,473
1	Federal National Mortgage Assn.	4.625%	10/15/13	10,650	11,724
1	Federal National Mortgage Assn.	2.875%	12/11/13	1,300	1,331
1	Federal National Mortgage Assn.	5.125%	1/2/14	550	557
1	Federal National Mortgage Assn.	5.000%	4/15/15	2,000	2,253
1	Federal National Mortgage Assn.	5.375%	7/15/16	5,000	5,760
1	Federal National Mortgage Assn.	5.250%	9/15/16	6,725	7,700
1	Federal National Mortgage Assn.	4.875%	12/15/16	4,700	5,271
1	Federal National Mortgage Assn.	5.000%	2/13/17	14,700	16,682
1	Federal National Mortgage Assn.	5.375%	6/12/17	5,000	5,849

12

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Federal National Mortgage Assn.	7.125%	1/15/30	2,100	3,137
1	Federal National Mortgage Assn.	7.250%	5/15/30	8,700	13,283
1	Federal National Mortgage Assn.	5.625%	7/15/37	800	1,021
1	Financing Corp.	9.800%	4/6/18	950	1,448
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	450	548
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	350	427
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	2,275	2,786
1	Tennessee Valley Auth.	5.625%	1/18/11	4,000	4,332
1	Tennessee Valley Auth.	5.500%	7/18/17	3,700	4,294
1	Tennessee Valley Auth.	4.500%	4/1/18	775	855
1	Tennessee Valley Auth.	6.750%	11/1/25	225	312
1	Tennessee Valley Auth.	7.125%	5/1/30	3,375	4,922
1	Tennessee Valley Auth.	4.650%	6/15/35	850	941
1	Tennessee Valley Auth.	5.500%	6/15/38	375	471
1	Tennessee Valley Auth.	4.875%	1/15/48	300	351
1	Tennessee Valley Auth.	5.375%	4/1/56	1,575	2,024
					590,583
Conventional Mortgage-Backed Securities (36.7%)
1,2	Federal Home Loan Mortgage Corp.	4.000%	3/1/09–12/1/20	16,779	17,085
1,2	Federal Home Loan Mortgage Corp.	4.500%	9/1/09–10/1/35	84,812	87,074
1,2	Federal Home Loan Mortgage Corp.	5.000%	7/1/09–9/1/38	255,670	261,886
1,2	Federal Home Loan Mortgage Corp.	5.500%	6/1/09–11/1/38	324,362	332,634
1,2	Federal Home Loan Mortgage Corp.	6.000%	4/1/13–1/1/38	204,983	211,713
1,2	Federal Home Loan Mortgage Corp.	6.500%	1/1/13–9/1/38	56,624	58,951
1,2	Federal Home Loan Mortgage Corp.	7.000%	2/1/11–9/1/36	13,498	14,133
1,2	Federal Home Loan Mortgage Corp.	7.500%	10/1/12–2/1/32	416	436
1,2	Federal Home Loan Mortgage Corp.	8.000%	6/1/12–11/1/31	251	266
1,2	Federal Home Loan Mortgage Corp.	8.500%	6/1/25–5/1/30	147	158
1,2	Federal Home Loan Mortgage Corp.	9.000%	2/1/25–9/1/30	9	9
1,2	Federal National Mortgage Assn.	4.000%	9/1/10–6/1/19	15,168	15,472
1,2	Federal National Mortgage Assn.	4.500%	6/1/10–6/1/38	95,429	97,999
1,2	Federal National Mortgage Assn.	5.000%	9/1/09–2/1/37	343,046	352,018
1,2	Federal National Mortgage Assn.	5.500%	5/1/09–6/1/38	464,044	477,308
1,2	Federal National Mortgage Assn.	6.000%	3/1/09–10/1/38	315,161	325,347
1,2	Federal National Mortgage Assn.	6.500%	1/1/12–5/1/38	100,878	105,000
1,2	Federal National Mortgage Assn.	7.000%	7/1/14–11/1/38	25,925	27,093
1,2	Federal National Mortgage Assn.	7.500%	11/1/11–4/1/32	1,167	1,232
1,2	Federal National Mortgage Assn.	8.000%	12/1/29–6/1/31	133	139
1,2	Federal National Mortgage Assn.	8.500%	4/1/30–4/1/31	49	54
1,2	Federal National Mortgage Assn.	9.000%	8/1/30	2	3
1,2	Federal National Mortgage Assn.	9.500%	11/1/25	5	6
2	Government National Mortgage Assn.	4.000%	9/15/18	110	113
2	Government National Mortgage Assn.	4.500%	8/15/18–3/15/36	5,903	6,059
2	Government National Mortgage Assn.	5.000%	2/15/18–1/1/39	49,852	51,243
2	Government National Mortgage Assn.	5.500%	2/15/17–1/1/39	124,192	128,067
2	Government National Mortgage Assn.	6.000%	9/15/13–12/15/38	108,970	112,467
2	Government National Mortgage Assn.	6.500%	5/15/13–10/15/38	37,449	38,903
2	Government National Mortgage Assn.	7.000%	10/15/10–9/15/36	5,163	5,400
2	Government National Mortgage Assn.	7.500%	5/15/23–10/15/31	357	379
2	Government National Mortgage Assn.	8.000%	7/15/25–11/15/30	338	360
2	Government National Mortgage Assn.	8.500%	12/15/24–7/15/30	19	19
2	Government National Mortgage Assn.	9.000%	5/15/25–8/15/30	11	12
2	Government National Mortgage Assn.	9.500%	11/15/17	9	10
					2,729,048

13

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Nonconventional Mortgage-Backed Securities (3.2%)
1,2	Federal Home Loan Mortgage Corp.	4.379%	1/1/35	131	132
1,2	Federal Home Loan Mortgage Corp.	4.381%	12/1/34	1,105	1,095
1,2	Federal Home Loan Mortgage Corp.	4.580%	9/1/34	563	554
1,2	Federal Home Loan Mortgage Corp.	4.596%	11/1/34	2,078	2,087
1,2	Federal Home Loan Mortgage Corp.	4.599%	4/1/35	2,361	2,370
1,2	Federal Home Loan Mortgage Corp.	4.630%	12/1/35	2,456	2,467
1,2	Federal Home Loan Mortgage Corp.	4.653%	7/1/35	942	946
1,2	Federal Home Loan Mortgage Corp.	4.676%	12/1/34	1,049	1,056
1,2	Federal Home Loan Mortgage Corp.	4.796%	7/1/35	3,598	3,626
1,2	Federal Home Loan Mortgage Corp.	4.804%	3/1/36	1,291	1,302
1,2	Federal Home Loan Mortgage Corp.	4.999%	5/1/35	1,200	1,214
1,2	Federal Home Loan Mortgage Corp.	5.239%	3/1/37	1,160	1,174
1,2	Federal Home Loan Mortgage Corp.	5.262%	3/1/36	2,500	2,538
1,2	Federal Home Loan Mortgage Corp.	5.276%	12/1/36	779	785
1,2	Federal Home Loan Mortgage Corp.	5.327%	12/1/35	2,378	2,420
1,2	Federal Home Loan Mortgage Corp.	5.423%	3/1/37	1,373	1,398
1,2	Federal Home Loan Mortgage Corp.	5.431%	4/1/37	3,067	3,122
1,2	Federal Home Loan Mortgage Corp.	5.485%	2/1/36	1,094	1,114
1,2	Federal Home Loan Mortgage Corp.	5.565%	1/1/37	1,276	1,284
1,2	Federal Home Loan Mortgage Corp.	5.568%	6/1/37	2,847	2,893
1,2	Federal Home Loan Mortgage Corp.	5.576%	5/1/36	3,081	3,139
1,2	Federal Home Loan Mortgage Corp.	5.599%	4/1/37	2,253	2,301
1,2	Federal Home Loan Mortgage Corp.	5.676%	12/1/36	3,150	3,214
1,2	Federal Home Loan Mortgage Corp.	5.689%	3/1/37	4,161	4,248
1,2	Federal Home Loan Mortgage Corp.	5.703%	9/1/36	7,392	7,559
1,2	Federal Home Loan Mortgage Corp.	5.716%	11/1/36	1,104	1,129
1,2	Federal Home Loan Mortgage Corp.	5.770%	5/1/36	1,259	1,290
1,2	Federal Home Loan Mortgage Corp.	5.785%	3/1/37	972	996
1,2	Federal Home Loan Mortgage Corp.	5.828%	4/1/37	4,858	4,968
1,2	Federal Home Loan Mortgage Corp.	5.830%	6/1/37	1,146	1,175
1,2	Federal Home Loan Mortgage Corp.	5.857%	3/1/37	691	709
1,2	Federal Home Loan Mortgage Corp.	5.874%	12/1/36	1,928	1,976
1,2	Federal Home Loan Mortgage Corp.	5.881%	5/1/37	3,601	3,683
1,2	Federal Home Loan Mortgage Corp.	5.967%	10/1/37	985	1,013
1,2	Federal Home Loan Mortgage Corp.	6.091%	8/1/37	1,278	1,313
1,2	Federal Home Loan Mortgage Corp.	6.128%	8/1/37	858	881
1,2	Federal Home Loan Mortgage Corp.	6.511%	2/1/37	3,020	3,135
1,2	Federal National Mortgage Assn.	4.008%	7/1/35	4,762	4,720
1,2	Federal National Mortgage Assn.	4.135%	5/1/34	1,958	1,955
1,2	Federal National Mortgage Assn.	4.417%	8/1/35	4,027	4,037
1,2	Federal National Mortgage Assn.	4.425%	7/1/35	567	569
1,2	Federal National Mortgage Assn.	4.574%	1/1/35	1,147	1,147
1,2	Federal National Mortgage Assn.	4.579%	11/1/34	4,408	4,412
1,2	Federal National Mortgage Assn.	4.582%	12/1/34	1,486	1,474
1,2	Federal National Mortgage Assn.	4.618%	8/1/35	1,646	1,653
1,2	Federal National Mortgage Assn.	4.621%	10/1/36	3,769	3,791
1,2	Federal National Mortgage Assn.	4.629%	11/1/33	608	611
1,2	Federal National Mortgage Assn.	4.633%	9/1/34	902	906
1,2	Federal National Mortgage Assn.	4.677%	10/1/34	1,953	1,938
1,2	Federal National Mortgage Assn.	4.691%	11/1/34	805	795
1,2	Federal National Mortgage Assn.	4.725%	8/1/35	950	950
1,2	Federal National Mortgage Assn.	4.740%	9/1/34	823	828
1,2	Federal National Mortgage Assn.	4.751%	6/1/34	1,626	1,639
1,2	Federal National Mortgage Assn.	4.756%	10/1/34	2,515	2,505
1,2	Federal National Mortgage Assn.	4.769%	5/1/35	6,231	6,315

14

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1,2	Federal National Mortgage Assn.	4.771%	4/1/36	4,199	4,275
1,2	Federal National Mortgage Assn.	4.794%	9/1/35	1,834	1,849
1,2	Federal National Mortgage Assn.	4.818%	12/1/35	1,605	1,618
1,2	Federal National Mortgage Assn.	4.835%	4/1/37	2,856	2,889
1,2	Federal National Mortgage Assn.	4.850%	11/1/35	1,999	2,016
1,2	Federal National Mortgage Assn.	4.865%	7/1/35	2,242	2,262
1,2	Federal National Mortgage Assn.	4.937%	7/1/35	1,179	1,190
1,2	Federal National Mortgage Assn.	4.965%	11/1/33	549	555
1,2	Federal National Mortgage Assn.	4.968%	10/1/35	2,867	2,898
1,2	Federal National Mortgage Assn.	4.981%	5/1/37	5,227	5,287
1,2	Federal National Mortgage Assn.	5.026%	12/1/33	782	791
1,2	Federal National Mortgage Assn.	5.030%	8/1/37	8,746	8,857
1,2	Federal National Mortgage Assn.	5.049%	11/1/35	3,579	3,621
1,2	Federal National Mortgage Assn.	5.059%	2/1/36	508	514
1,2	Federal National Mortgage Assn.	5.074%	12/1/35	4,304	4,356
1,2	Federal National Mortgage Assn.	5.108%	1/1/36	1,928	1,952
1,2	Federal National Mortgage Assn.	5.129%	12/1/35	4,038	4,089
1,2	Federal National Mortgage Assn.	5.171%	8/1/38	198	200
1,2	Federal National Mortgage Assn.	5.254%	3/1/37	2,031	2,065
1,2	Federal National Mortgage Assn.	5.317%	7/1/38	311	316
1,2	Federal National Mortgage Assn.	5.322%	12/1/35	2,068	2,104
1,2	Federal National Mortgage Assn.	5.456%	2/1/36	2,454	2,494
1,2	Federal National Mortgage Assn.	5.470%	5/1/37	1,575	1,601
1,2	Federal National Mortgage Assn.	5.575%	1/1/37	2,109	2,150
1,2	Federal National Mortgage Assn.	5.593%	7/1/36	1,018	1,037
1,2	Federal National Mortgage Assn.	5.627%	3/1/37	1,912	1,951
1,2	Federal National Mortgage Assn.	5.658%	6/1/36	724	737
1,2	Federal National Mortgage Assn.	5.676%	3/1/37	9,235	9,432
1,2	Federal National Mortgage Assn.	5.687%	2/1/37	1,592	1,627
1,2	Federal National Mortgage Assn.	5.695%	2/1/37	4,234	4,322
1,2	Federal National Mortgage Assn.	5.728%	3/1/37	7,946	8,119
1,2	Federal National Mortgage Assn.	5.741%	12/1/36	9,194	9,386
1,2	Federal National Mortgage Assn.	5.756%	4/1/36	2,109	2,152
1,2	Federal National Mortgage Assn.	5.777%	1/1/36	1,101	1,116
1,2	Federal National Mortgage Assn.	5.780%	4/1/37	11,688	11,949
1,2	Federal National Mortgage Assn.	5.799%	4/1/37	2,857	2,917
1,2	Federal National Mortgage Assn.	5.822%	6/1/37	1,725	1,765
1,2	Federal National Mortgage Assn.	5.888%	9/1/36	998	1,021
1,2	Federal National Mortgage Assn.	5.947%	11/1/36	1,353	1,389
1,2	Federal National Mortgage Assn.	6.055%	8/1/37	1,065	1,095
1,2	Federal National Mortgage Assn.	6.130%	6/1/36	230	237
1,2	Federal National Mortgage Assn.	6.611%	9/1/37	1,453	1,504
					238,256
Total U.S. Government and Agency Obligations (Cost $5,132,060)					5,398,250
Corporate Bonds (22.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (4.3%)
2	Banc of America Commercial Mortgage, Inc.	6.503%	4/15/36	3,285	3,019
2	Banc of America Commercial Mortgage, Inc.	4.050%	11/10/38	550	514
2	Banc of America Commercial Mortgage, Inc.	4.153%	11/10/38	650	562
2,3	Banc of America Commercial Mortgage, Inc.	5.319%	6/10/39	4,067	3,471
2	Banc of America Commercial Mortgage, Inc.	4.877%	7/10/42	5,200	4,123

2	Banc of America Commercial Mortgage, Inc.	5.372%	9/10/45	3,635	2,770
2	Banc of America Commercial Mortgage, Inc.	5.115%	10/10/45	2,000	1,550
2,3	Banc of America Commercial Mortgage, Inc.	5.120%	10/10/45	2,000	1,760
2	Banc of America Commercial Mortgage, Inc.	5.634%	7/10/46	2,925	2,281

15

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	1,825	1,406
2,3	Banc of America Commercial Mortgage, Inc.	6.158%	2/10/51	4,075	3,046
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	2,680	2,383
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.463%	4/12/38	1,577	1,215
2,3	Bear Stearns Commercial Mortgage Securities, Inc.	5.464%	4/12/38	450	240
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/38	300	265
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.456%	3/11/39	3,860	2,969
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/39	580	470
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/40	480	395
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.660%	6/11/40	7,400	5,729
2	Bear Stearns Commercial Mortgage Securities, Inc.	4.521%	11/11/41	625	525
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/42	2,250	1,553
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.793%	9/11/42	800	651
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.127%	10/12/42	1,300	1,222
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.151%	10/12/42	1,340	1,047
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	1,625	1,200
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/50	6,225	4,292
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.700%	6/11/50	1,150	789
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.915%	6/11/50	900	382
2	Capital Auto Receivables Asset Trust	4.680%	10/15/12	2,625	2,437
2,3	Capital One Master Trust	1.395%	11/15/11	14,000	13,266
2	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	1,000	924
2	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	6,170	4,671
2	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	475	373
2,3	Capital One Prime Auto Receivables Trust	1.215%	4/15/11	4,353	4,235
2	CDC Commercial Mortgage Trust	5.676%	11/15/30	1,350	1,225
2	Chase Issuance Trust	4.650%	12/17/12	1,300	1,255
2	Chase Issuance Trust	4.650%	3/15/15	5,250	4,738
2	Chase Issuance Trust	5.400%	7/15/15	1,000	919
2	Citibank Credit Card Issuance Trust	4.150%	7/7/17	500	397
2	Citibank Credit Card Issuance Trust	5.650%	9/20/19	400	332
2	Citibank Credit Card Master Trust	5.875%	3/10/11	1,750	1,745
2	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	500	340
2,3	Citigroup Commercial Mortgage Trust	5.724%	3/15/49	2,200	1,750
2,3	Citigroup Commercial Mortgage Trust	5.700%	12/10/49	1,425	996
2,3	Citigroup/Deutsche Bank

	Commercial Mortgage Trust	5.225%	7/15/44	1,175	677
2	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.225%	7/15/44	7,115	5,578
2	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.886%	11/15/44	2,940	2,053
2	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.205%	12/11/49	5,475	4,142
2	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.322%	12/11/49	2,925	2,008
2,4	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	794	832
2	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	2,576	2,005
2	Commercial Mortgage Pass-Through Certificates	5.767%	6/10/46	3,865	3,076
2	Commercial Mortgage Pass-Through Certificates	5.248%	12/10/46	400	362
2,3	Commercial Mortgage Pass-Through Certificates	5.816%	12/10/49	3,700	2,600
2	Countrywide Home Loans	4.783%	5/25/33	196	183
2,3	Credit Suisse First Boston
	Mortgage Securities Corp.	4.750%	1/15/37	1,200	756
2	Credit Suisse First Boston
	Mortgage Securities Corp.	3.936%	5/15/38	1,825	1,446

16

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,3	Credit Suisse First Boston
	Mortgage Securities Corp.	5.100%	8/15/38	85	51
2	Credit Suisse First Boston
	Mortgage Securities Corp.	5.100%	8/15/38	6,200	4,823
2	Credit Suisse Mortgage Capital Certificates	5.826%	6/15/38	3,025	2,414
2	Credit Suisse Mortgage Capital Certificates	5.551%	2/15/39	8,500	6,549
2,3	Credit Suisse Mortgage Capital Certificates	5.723%	6/15/39	4,650	3,258
2	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	1,000	755
2	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	1,000	689
2,3	CWCapital Cobalt	5.820%	5/15/46	4,050	2,844
2	DaimlerChrysler Auto Trust	4.200%	7/8/10	487	486
2	DaimlerChrysler Auto Trust	5.330%	8/8/10	795	794
2	DaimlerChrysler Auto Trust	3.700%	6/8/12	2,500	2,179
2	Discover Card Master Trust	5.650%	12/15/15	3,475	2,972
2	Discover Card Master Trust	5.650%	3/16/20	300	223
2,3	First Union National Bank
	Commercial Mortgage Trust	6.618%	10/15/35	1,200	1,110
2	Ford Credit Auto Owner Trust	4.370%	10/15/12	2,500	1,757
2	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	302	287
2,3	GE Capital Commercial Mortgage Corp.	5.338%	3/10/44	4,550	3,470
2	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	6,600	6,374
2	GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/33	560	532
2	GMAC Commercial Mortgage Securities, Inc.	4.908%	3/10/38	200	160
2	GMAC Commercial Mortgage Securities, Inc.	4.646%	4/10/40	595	531
2	GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/41	700	555
2	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	1,050	890
2	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,950	1,664
2	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	775	727
2	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	3,550	2,772
2	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,350	1,036
2	GS Mortgage Securities Corp. II	5.506%	4/10/38	2,100	1,973
2,3	GS Mortgage Securities Corp. II	5.553%	4/10/38	700	539
2	GS Mortgage Securities Corp. II	5.396%	8/10/38	3,625	2,948
2	GS Mortgage Securities Corp. II	5.799%	8/10/45	1,775	1,253
2	Harley-Davidson Motorcycle Trust	3.200%	5/15/12	183	177
2	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	6,440	6,077
2	Honda Auto Receivables Owner Trust	5.300%	7/21/10	107	107
2	Honda Auto Receivables Owner Trust	5.120%	10/15/10	2,948	2,927
2	Honda Auto Receivables Owner Trust	4.880%	9/18/14	1,200	1,116
2	JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/33	511	485

2	JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/34	600	508
2,3	JPMorgan Chase Commercial Mortgage Securities	4.948%	9/12/37	115	69
2	JPMorgan Chase Commercial Mortgage Securities	4.404%	1/12/39	2,545	1,988
2,3	JPMorgan Chase Commercial Mortgage Securities	5.371%	6/12/41	3,690	3,019
2	JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/43	4,144	3,991
2	JPMorgan Chase Commercial Mortgage Securities	5.875%	4/15/45	3,600	2,882
2	JPMorgan Chase Commercial Mortgage Securities	5.447%	5/15/45	800	671
2	JPMorgan Chase Commercial Mortgage Securities	5.803%	6/15/49	6,275	4,872
2	JPMorgan Chase Commercial Mortgage Securities	5.818%	6/15/49	1,850	1,304
2	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	5,250	3,642
2	JPMorgan Chase Commercial Mortgage Securities	5.855%	2/12/51	1,350	1,006
2	JPMorgan Chase Commercial Mortgage Securities	5.716%	2/15/51	700	480
2,3	JPMorgan Chase Commercial Mortgage Securities	5.882%	2/15/51	3,225	2,256
2	LB-UBS Commercial Mortgage Trust	7.370%	8/15/26	1,026	977
2	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,000	780
2	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	1,545	1,184

17

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	195	185
2	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,800	1,412
2	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	2,500	2,122
2	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	750	597
2,3	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	3,895	3,014
2	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	2,825	1,940
2,3	LB-UBS Commercial Mortgage Trust	6.149%	4/15/41	3,775	2,805
2	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	3,620	2,520
2	LB-UBS Commerical Mortgage Trust	4.960%	12/15/31	2,500	2,094
2,3	LB-UBS Commerical Mortgage Trust	5.936%	7/15/44	950	413
2	MBNA Master Credit Card Trust	5.900%	8/15/11	75	75
2	MBNA Master Credit Card Trust	7.000%	2/15/12	6,100	6,049
2	Merrill Lynch Mortgage Trust	5.236%	11/12/35	725	590
2	Merrill Lynch Mortgage Trust	5.657%	5/12/39	2,590	2,054
2,3	Merrill Lynch Mortgage Trust	5.291%	1/12/44	1,900	1,479
2,3	Merrill Lynch Mortgage Trust	5.829%	6/12/50	7,400	5,207
2	Merrill Lynch Mortgage Trust	5.425%	2/12/51	550	406
2	Merrill Lynch Mortgage Trust	5.690%	2/12/51	1,700	1,214
2	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.700%	9/12/17	4,250	2,932
2	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.909%	6/12/46	5,075	4,070
2	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.378%	8/12/48	3,050	2,092
2	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.590%	9/12/49	1,525	1,157
2,3	Morgan Stanley Capital I	5.110%	6/15/40	1,150	921
2	Morgan Stanley Capital I	4.970%	12/15/41	1,325	856
2	Morgan Stanley Capital I	5.168%	1/14/42	800	629
2,3	Morgan Stanley Capital I	5.650%	6/13/42	850	590
2	Morgan Stanley Capital I	4.989%	8/13/42	390	303
2	Morgan Stanley Capital I	5.230%	9/15/42	2,525	1,982
2	Morgan Stanley Capital I	5.771%	10/15/42	1,100	860
2,3	Morgan Stanley Capital I	5.208%	11/14/42	2,550	1,997
2	Morgan Stanley Capital I	6.280%	1/11/43	2,850	2,130
2,3	Morgan Stanley Capital I	5.387%	3/12/44	4,225	3,248
2,3	Morgan Stanley Capital I	5.691%	4/15/49	50	21
2,3	Morgan Stanley Capital I	5.881%	6/11/49	475	204
2	Morgan Stanley Capital I	5.809%	12/12/49	225	156
2	Morgan Stanley Capital I	5.090%	10/12/52	1,150	1,077
2	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	479	454
2	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	598	531
2	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	430	388
2	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	420	351
2	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	3,360	3,114
2	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	1,000	938
2	PECO Energy Transition Trust	7.625%	3/1/10	4,097	4,125
2	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	350	348
2	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	750	740
2	PSE&G Transition Funding LLC	6.890%	12/15/17	200	202
2	Public Service New Hampshire Funding LLC	6.480%	5/1/15	675	695
2	Salomon Brothers Mortgage Securities VII	5.561%	9/25/33	534	489
2	USAA Auto Owner Trust	5.360%	2/15/11	1,390	1,388
2	USAA Auto Owner Trust	4.710%	2/18/14	1,900	1,712

2,3	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	600	494
2	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	500	450

18

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	4,225	3,284
2	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	1,350	1,285
2,3	Wachovia Bank Commercial Mortgage Trust	5.232%	7/15/41	2,625	2,137
2	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	4,450	3,453
2,3	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	2,725	2,151
2	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	2,029	1,579
2,3	Wachovia Bank Commercial Mortgage Trust	5.740%	5/15/43	2,075	1,653
2	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	2,150	1,639
2,3	Wachovia Bank Commercial Mortgage Trust	5.209%	10/15/44	7,200	5,742
2,3	Wachovia Bank Commercial Mortgage Trust	5.265%	12/15/44	5,050	3,942
2	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,232
2	World Omni Auto Receivables Trust	3.940%	10/15/12	2,500	2,288
					318,488
Finance (7.8%)
	Banking (4.9%)
	Abbey National PLC	7.950%	10/26/29	1,250	1,083
	American Express Bank, FSB	5.550%	10/17/12	650	616
	American Express Bank, FSB	5.500%	4/16/13	1,950	1,858
	American Express Bank, FSB	6.000%	9/13/17	575	511
	American Express Centurion Bank	5.550%	10/17/12	700	667
	American Express Centurion Bank	5.950%	6/12/17	375	348
	American Express Centurion Bank	6.000%	9/13/17	725	681
	American Express Co.	5.500%	9/12/16	500	462
	American Express Co.	6.150%	8/28/17	1,150	1,122
2	American Express Co.	6.800%	9/1/66	805	442
	American Express Credit Corp.	5.000%	12/2/10	975	930
	American Express Credit Corp.	5.875%	5/2/13	2,100	2,049
	American Express Credit Corp.	7.300%	8/20/13	250	257
4	American Express Travel	5.250%	11/21/11	1,275	1,211
	AmSouth Bank NA	5.200%	4/1/15	775	590
	BAC Capital Trust XI	6.625%	5/23/36	925	881
	Banc One Corp.	7.625%	10/15/26	175	195
4	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	3,375	3,380
2	Bank of America Capital Trust XIV	5.630%	12/31/49	435	165
	Bank of America Corp.	4.500%	8/1/10	1,580	1,591
	Bank of America Corp.	4.250%	10/1/10	800	798
	Bank of America Corp.	4.375%	12/1/10	1,090	1,091
5	Bank of America Corp.	1.700%	12/23/10	1,700	1,706
	Bank of America Corp.	5.375%	8/15/11	975	999
	Bank of America Corp.	6.250%	4/15/12	1,250	1,310
5	Bank of America Corp.	3.125%	6/15/12	4,000	4,190
	Bank of America Corp.	5.375%	9/11/12	550	557
	Bank of America Corp.	4.875%	9/15/12	525	517
	Bank of America Corp.	4.875%	1/15/13	625	627
	Bank of America Corp.	4.900%	5/1/13	2,325	2,342

Bank of America Corp.	5.375%	6/15/14	375	374
Bank of America Corp.	5.125%	11/15/14	1,750	1,688
Bank of America Corp.	4.750%	8/1/15	500	468
Bank of America Corp.	5.250%	12/1/15	300	272
Bank of America Corp.	5.750%	8/15/16	350	330
Bank of America Corp.	5.625%	10/14/16	975	963
Bank of America Corp.	5.420%	3/15/17	2,050	1,824
Bank of America Corp.	6.100%	6/15/17	900	898
Bank of America Corp.	6.000%	9/1/17	125	127
Bank of America Corp.	5.750%	12/1/17	25	25
Bank of America Corp.	5.650%	5/1/18	1,275	1,279

19

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Bank of America Corp.	5.625%	3/8/35	3,550	2,960
	Bank of America Corp.	6.000%	10/15/36	925	994
	Bank of America Corp.	6.500%	9/15/37	460	470
	Bank of New York Mellon	4.950%	1/14/11	1,075	1,086
	Bank of New York Mellon	4.950%	11/1/12	2,000	2,046
	Bank of New York Mellon	5.125%	8/27/13	100	103
	Bank of New York Mellon	4.950%	3/15/15	1,350	1,316
	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	500	513
	Bank One Corp.	7.875%	8/1/10	2,200	2,309
	Bank One Corp.	5.900%	11/15/11	745	763
	Bank One Corp.	5.250%	1/30/13	725	713
	Bank One Corp.	4.900%	4/30/15	800	748
	BankAmerica Capital II	8.000%	12/15/26	900	701
	Barclays Bank PLC	5.450%	9/12/12	325	335
2	Barclays Bank PLC	6.278%	12/29/49	375	239
	BB&T Capital Trust II	6.750%	6/7/36	1,025	778
	BB&T Corp.	6.500%	8/1/11	100	102
	BB&T Corp.	4.750%	10/1/12	1,425	1,378
	BB&T Corp.	5.200%	12/23/15	725	691
	BB&T Corp.	5.625%	9/15/16	700	709
	BB&T Corp.	5.250%	11/1/19	1,125	1,007
	Bear Stearns Co., Inc.	4.550%	6/23/10	1,350	1,340
	Bear Stearns Co., Inc.	4.500%	10/28/10	400	398
	Bear Stearns Co., Inc.	5.350%	2/1/12	4,325	4,284
	Bear Stearns Co., Inc.	6.950%	8/10/12	480	502
	Bear Stearns Co., Inc.	5.700%	11/15/14	1,450	1,425
	Bear Stearns Co., Inc.	5.300%	10/30/15	400	391
	Bear Stearns Co., Inc.	5.550%	1/22/17	1,250	1,174
	Bear Stearns Co., Inc.	6.400%	10/2/17	1,730	1,798
	Bear Stearns Co., Inc.	7.250%	2/1/18	1,800	1,974
	Capital One Bank	5.750%	9/15/10	1,375	1,336
	Capital One Capital III	7.686%	8/15/36	600	252
	Capital One Capital IV	6.745%	2/17/37	375	173
	Capital One Financial Corp.	5.700%	9/15/11	400	372
	Capital One Financial Corp.	4.800%	2/21/12	175	158
	Capital One Financial Corp.	5.500%	6/1/15	425	359
	Capital One Financial Corp.	6.150%	9/1/16	900	616
	Capital One Financial Corp.	5.250%	2/21/17	1,150	1,008
	Charter One Bank N.A.	5.500%	4/26/11	1,000	949
2,4	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	225	219
2	Citigroup Capital XXI	8.300%	12/21/57	3,120	2,405

	Citigroup, Inc.	4.125%	2/22/10	1,345	1,315
	Citigroup, Inc.	6.500%	1/18/11	1,725	1,739
	Citigroup, Inc.	5.125%	2/14/11	100	98
	Citigroup, Inc.	5.100%	9/29/11	2,325	2,270
5	Citigroup, Inc.	2.875%	12/9/11	2,600	2,692
	Citigroup, Inc.	6.000%	2/21/12	425	419
	Citigroup, Inc.	5.250%	2/27/12	2,000	1,944
	Citigroup, Inc.	5.500%	8/27/12	735	726
	Citigroup, Inc.	5.625%	8/27/12	3,100	2,913
	Citigroup, Inc.	5.300%	10/17/12	1,475	1,439
	Citigroup, Inc.	5.500%	4/11/13	130	127
	Citigroup, Inc.	6.500%	8/19/13	3,150	3,182
	Citigroup, Inc.	5.125%	5/5/14	300	284
	Citigroup, Inc.	5.000%	9/15/14	6,509	5,658
	Citigroup, Inc.	4.700%	5/29/15	275	237

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Citigroup, Inc.	5.300%	1/7/16	325	308
	Citigroup, Inc.	6.000%	8/15/17	1,875	1,867
	Citigroup, Inc.	6.125%	11/21/17	1,550	1,559
	Citigroup, Inc.	6.125%	5/15/18	1,700	1,731
	Citigroup, Inc.	6.625%	6/15/32	2,875	2,793
	Citigroup, Inc.	5.875%	2/22/33	2,625	2,250
	Citigroup, Inc.	6.000%	10/31/33	550	482
	Citigroup, Inc.	5.850%	12/11/34	400	391
	Citigroup, Inc.	6.875%	3/5/38	1,050	1,213
	Colonial Bank NA	6.375%	12/1/15	125	82
	Comerica Bank	5.750%	11/21/16	1,850	1,387
	Comerica Bank	5.200%	8/22/17	450	340
	Compass Bank	6.400%	10/1/17	475	405
	Compass Bank	5.900%	4/1/26	225	161
	Countrywide Financial Corp.	6.250%	5/15/16	70	67
	Countrywide Home Loan	4.125%	9/15/09	925	915
	Countrywide Home Loan	4.000%	3/22/11	1,425	1,356
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	2,400	2,400
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	900	903
	Credit Suisse First Boston USA, Inc.	5.500%	8/16/11	875	876
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	350	359
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	990	1,009
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	3,350	3,339
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	2,525	2,368
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	1,150	1,052
	Credit Suisse First Boston USA, Inc.	5.375%	3/2/16	75	69
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	1,375	1,517
2	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	800	400
	Credit Suisse New York	5.000%	5/15/13	450	433
	Deutsche Bank AG London	5.375%	10/12/12	1,700	1,728
	Deutsche Bank AG London	4.875%	5/20/13	1,475	1,494
	Deutsche Bank AG London	6.000%	9/1/17	3,275	3,475
	Deutsche Bank Financial LLC	5.375%	3/2/15	1,150	1,040
	Fifth Third Bancorp.	4.200%	2/23/10	525	516
	Fifth Third Bancorp.	6.250%	5/1/13	750	711
	Fifth Third Bancorp.	4.750%	2/1/15	675	578
	Fifth Third Bancorp.	4.500%	6/1/18	700	513
	Fifth Third Bancorp.	8.250%	3/1/38	1,200	972
	First Tennessee Bank	5.050%	1/15/15	125	81
	First Union Institutional Capital I	8.040%	12/1/26	175	146
	Fleet Capital Trust II	7.920%	12/11/26	725	596
	Golden West Financial Corp.	4.750%	10/1/12	450	427
2	Goldman Sachs Capital II	5.793%	12/29/49	1,145	452
	Goldman Sachs Group, Inc.	4.500%	6/15/10	1,910	1,886
	Goldman Sachs Group, Inc.	6.875%	1/15/11	1,085	1,101
	Goldman Sachs Group, Inc.	6.600%	1/15/12	2,500	2,472
5	Goldman Sachs Group, Inc.	3.250%	6/15/12	4,350	4,552
	Goldman Sachs Group, Inc.	5.450%	11/1/12	1,395	1,331
	Goldman Sachs Group, Inc.	5.250%	4/1/13	1,275	1,199
	Goldman Sachs Group, Inc.	4.750%	7/15/13	2,450	2,249
	Goldman Sachs Group, Inc.	5.250%	10/15/13	1,825	1,684
	Goldman Sachs Group, Inc.	5.150%	1/15/14	2,525	2,313
	Goldman Sachs Group, Inc.	5.000%	10/1/14	275	238
	Goldman Sachs Group, Inc.	5.125%	1/15/15	2,250	2,042
	Goldman Sachs Group, Inc.	5.350%	1/15/16	2,050	1,860
	Goldman Sachs Group, Inc.	5.625%	1/15/17	1,775	1,480

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Goldman Sachs Group, Inc.	6.250%	9/1/17	1,925	1,821
	Goldman Sachs Group, Inc.	5.950%	1/18/18	4,100	3,811
	Goldman Sachs Group, Inc.	6.150%	4/1/18	1,735	1,667
	Goldman Sachs Group, Inc.	5.950%	1/15/27	2,185	1,619
	Goldman Sachs Group, Inc.	6.125%	2/15/33	350	325
	Goldman Sachs Group, Inc.	6.345%	2/15/34	1,150	846
	Goldman Sachs Group, Inc.	6.450%	5/1/36	985	752
	Goldman Sachs Group, Inc.	6.750%	10/1/37	3,955	3,254
4	HBOS Treasury Services PLC	5.250%	2/21/17	2,650	2,619
4	HBOS Treasury Services PLC	6.750%	5/21/18	900	788
	HSBC Bank PLC	6.950%	3/15/11	350	355
	HSBC Bank USA	4.625%	4/1/14	1,100	1,047
	HSBC Bank USA	5.875%	11/1/34	1,225	1,191
	HSBC Bank USA	5.625%	8/15/35	1,425	1,324
	HSBC Holdings PLC	7.350%	11/27/32	125	132
	HSBC Holdings PLC	6.500%	5/2/36	295	302
	HSBC Holdings PLC	6.500%	9/15/37	2,415	2,548
	HSBC Holdings PLC	6.800%	6/1/38	460	496
4	ICICI Bank Ltd.	6.625%	10/3/12	775	612
	JPM Capital Trust	6.550%	9/29/36	650	550
	JPMorgan Capital Trust	5.875%	3/15/35	1,735	1,353
	JPMorgan Chase & Co.	6.750%	2/1/11	1,410	1,453
5	JPMorgan Chase & Co.	3.125%	12/1/11	2,650	2,768
	JPMorgan Chase & Co.	4.500%	1/15/12	4,625	4,598
	JPMorgan Chase & Co.	6.625%	3/15/12	400	410
	JPMorgan Chase & Co.	5.375%	10/1/12	2,545	2,599
	JPMorgan Chase & Co.	5.750%	1/2/13	1,075	1,083
	JPMorgan Chase & Co.	4.750%	5/1/13	995	1,000
	JPMorgan Chase & Co.	4.875%	3/15/14	260	251
	JPMorgan Chase & Co.	5.125%	9/15/14	295	286
	JPMorgan Chase & Co.	4.750%	3/1/15	1,625	1,576
	JPMorgan Chase & Co.	5.250%	5/1/15	1,650	1,574
	JPMorgan Chase & Co.	5.150%	10/1/15	1,175	1,133
	JPMorgan Chase & Co.	5.875%	6/13/16	525	527
	JPMorgan Chase & Co.	6.125%	6/27/17	700	702
	JPMorgan Chase & Co.	5.850%	8/1/35	100	81
	JPMorgan Chase & Co.	6.400%	5/15/38	1,500	1,792
	JPMorgan Chase Capital XXII	6.450%	2/2/37	2,700	2,167
	JPMorgan Chase Capital XXV	6.800%	10/1/37	1,175	1,076
	KeyBank NA	7.000%	2/1/11	300	296
	KeyBank NA	5.500%	9/17/12	950	893
	KeyBank NA	4.950%	9/15/15	800	624
	KeyBank NA	5.450%	3/3/16	1,600	1,296
	KeyCorp	6.500%	5/14/13	75	70
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	1,175	1,093
	Marshall & Ilsley Bank	4.850%	6/16/15	450	342
	MBNA America Bank NA	6.625%	6/15/12	650	655
	MBNA Corp.	7.500%	3/15/12	725	745
	MBNA Corp.	6.125%	3/1/13	550	538
	MBNA Corp.	5.000%	6/15/15	825	755
	Mellon Funding Corp.	5.000%	12/1/14	350	321
	Morgan Stanley Dean Witter	4.000%	1/15/10	3,325	3,263
	Morgan Stanley Dean Witter	4.250%	5/15/10	775	744
5	Morgan Stanley Dean Witter	2.900%	12/1/10	1,550	1,591
	Morgan Stanley Dean Witter	5.050%	1/21/11	125	121
5	Morgan Stanley Dean Witter	3.250%	12/1/11	1,700	1,780

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Morgan Stanley Dean Witter	5.625%	1/9/12	5,525	5,151
	Morgan Stanley Dean Witter	6.600%	4/1/12	440	419
	Morgan Stanley Dean Witter	5.750%	8/31/12	600	558
	Morgan Stanley Dean Witter	4.750%	4/1/14	6,115	4,819
	Morgan Stanley Dean Witter	6.000%	4/28/15	1,950	1,713
	Morgan Stanley Dean Witter	5.375%	10/15/15	925	777
	Morgan Stanley Dean Witter	5.750%	10/18/16	1,250	1,043
	Morgan Stanley Dean Witter	5.450%	1/9/17	1,400	1,174
	Morgan Stanley Dean Witter	5.550%	4/27/17	955	798
	Morgan Stanley Dean Witter	6.250%	8/28/17	50	42
	Morgan Stanley Dean Witter	5.950%	12/28/17	1,000	851
	Morgan Stanley Dean Witter	6.625%	4/1/18	4,280	3,849
	Morgan Stanley Dean Witter	6.250%	8/9/26	2,375	1,976
	Morgan Stanley Dean Witter	7.250%	4/1/32	1,200	1,044
	National City Bank	4.500%	3/15/10	650	633
	National City Bank	6.250%	3/15/11	925	876
	National City Corp.	4.900%	1/15/15	750	642
	National City Corp.	6.875%	5/15/19	550	446
	NationsBank Corp.	6.800%	3/15/28	900	856
4	Nationwide Building Society	5.500%	7/18/12	3,400	3,223
4	Northern Rock PLC	5.625%	6/22/17	6,700	6,567
	Northern Trust Co.	5.500%	8/15/13	200	207
	Northern Trust Co.	6.500%	8/15/18	150	161
	PNC Bank NA	4.875%	9/21/17	2,075	1,909
	PNC Funding Corp.	7.500%	11/1/09	180	181
	PNC Funding Corp.	5.125%	12/14/10	300	304
	PNC Funding Corp.	5.250%	11/15/15	1,075	1,024
	PNC Funding Corp.	5.625%	2/1/17	225	217
	Regions Financial Corp.	6.375%	5/15/12	2,275	2,116
2	Regions Financial Corp.	6.625%	5/15/47	1,100	602
	Royal Bank of Canada	4.125%	1/26/10	2,300	2,292
2	Royal Bank of Scotland Group PLC	7.640%	3/31/49	100	40
2	Royal Bank of Scotland Group PLC	7.648%	8/29/49	5,025	2,499
	Santander Central Hispano Issuances Ltd.	7.625%	9/14/10	2,375	2,373
	Santander Financial Issuances	6.375%	2/15/11	475	451
	Sanwa Bank Ltd.	7.400%	6/15/11	2,550	2,639
	Southtrust Corp.	5.800%	6/15/14	225	208
	Sovereign Bancorp, Inc.	4.800%	9/1/10	1,100	996
	Sovereign Bancorp, Inc.	8.750%	5/30/18	620	567
2,4	Standard Chartered PLC	6.409%	12/31/49	700	293
	State Street Capital Trust	5.300%	1/15/16	275	272
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	1,090	1,137
	SunTrust Banks, Inc.	6.375%	4/1/11	200	202
	SunTrust Banks, Inc.	6.000%	9/11/17	800	757
	SunTrust Banks, Inc.	7.250%	3/15/18	275	287
	SunTrust Banks, Inc.	6.000%	2/15/26	1,075	928
	SunTrust Capital VIII	6.100%	12/15/36	350	230
	Swiss Bank Corp.	7.000%	10/15/15	675	675
	Swiss Bank Corp.	7.375%	6/15/17	175	180
	Synovus Financial Corp.	5.125%	6/15/17	600	459
	UBS AG	5.875%	7/15/16	3,050	2,827
	UBS AG	5.875%	12/20/17	1,550	1,421
	UBS AG	5.750%	4/25/18	1,050	957
	UFJ Finance Aruba AEC	6.750%	7/15/13	3,075	3,073
	Union Bank of California NA	5.950%	5/11/16	550	442
	Union Planters Corp.	7.750%	3/1/11	1,175	1,124

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	UnionBanCal Corp.	5.250%	12/16/13	125	109
	US Bank NA	6.375%	8/1/11	1,275	1,330
	US Bank NA	6.300%	2/4/14	2,000	2,152
	US Bank NA	4.950%	10/30/14	575	571
2	USB Capital IX	6.189%	4/15/49	700	315
	Wachovia Bank NA	4.875%	2/1/15	4,000	3,664
	Wachovia Bank NA	5.000%	8/15/15	175	154
	Wachovia Bank NA	6.000%	11/15/17	700	682
	Wachovia Bank NA	5.850%	2/1/37	3,250	3,133
	Wachovia Bank NA	6.600%	1/15/38	975	1,045
2	Wachovia Capital Trust III	5.800%	3/15/11	2,260	1,345
	Wachovia Corp.	7.875%	2/15/10	1,850	1,873
	Wachovia Corp.	4.375%	6/1/10	1,290	1,284
	Wachovia Corp.	5.300%	10/15/11	400	392
	Wachovia Corp.	4.875%	2/15/14	425	389
	Wachovia Corp.	5.625%	10/15/16	625	566
	Wachovia Corp.	5.750%	6/15/17	3,300	3,262
4	Wachovia Corp.	8.000%	12/15/26	775	612
	Wachovia Corp.	7.500%	4/15/35	100	97
	Wachovia Corp.	5.500%	8/1/35	1,050	851
	Wachovia Corp.	6.550%	10/15/35	100	86
	Wells Fargo & Co.	4.200%	1/15/10	6,425	6,523
	Wells Fargo & Co.	4.875%	1/12/11	950	974
	Wells Fargo & Co.	5.300%	8/26/11	300	306
5	Wells Fargo & Co.	3.000%	12/9/11	2,200	2,291
	Wells Fargo & Co.	5.125%	9/1/12	650	654
	Wells Fargo & Co.	5.250%	10/23/12	1,250	1,282
	Wells Fargo & Co.	4.375%	1/31/13	200	197
	Wells Fargo & Co.	4.950%	10/16/13	375	367
	Wells Fargo & Co.	5.625%	12/11/17	775	802
	Wells Fargo & Co.	5.375%	2/7/35	750	720
	Wells Fargo Bank NA	6.450%	2/1/11	1,175	1,225
	Wells Fargo Bank NA	4.750%	2/9/15	2,750	2,654
	Wells Fargo Bank NA	5.750%	5/16/16	3,400	3,486
	Wells Fargo Bank NA	5.950%	8/26/36	800	831
	Wells Fargo Capital X	5.950%	12/15/36	150	125
2	Wells Fargo Capital XIII	7.700%	12/29/49	925	761
2	Wells Fargo Capital XV	9.750%	12/29/49	1,000	1,020
	Wells Fargo Financial	5.500%	8/1/12	675	688
	Zions Bancorp.	5.500%	11/16/15	850	635

	Brokerage (0.4%)
	Ameriprise Financial Inc.	5.350%	11/15/10	1,050	942
	Ameriprise Financial Inc.	5.650%	11/15/15	875	744
	Amvescap PLC	5.375%	2/27/13	25	23
	BlackRock, Inc.	6.250%	9/15/17	525	496
	Janus Capital Group	5.875%	9/15/11	400	291
	Janus Capital Group	6.700%	6/15/17	375	187
	Jefferies Group Inc.	6.450%	6/8/27	2,300	1,420
	Jefferies Group Inc.	6.250%	1/15/36	925	553
	Lazard Group	6.850%	6/15/17	1,750	1,107
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	2,800	2,744
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	975	989
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	1,125	1,127
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	560	539
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	2,875	2,833

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	550	523
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	425	409
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	3,200	3,051
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	2,325	2,083
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	2,750	2,768
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	630	663
	Merrill Lynch & Co., Inc.	6.875%	11/15/18	150	157
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	725	672
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	1,975	1,782
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	2,265	2,469

	Finance Companies (1.2%)
	Allied Capital Corp.	6.000%	4/1/12	375	258
	American General Finance Corp.	4.875%	5/15/10	350	207
	American General Finance Corp.	5.625%	8/17/11	725	348
	American General Finance Corp.	4.875%	7/15/12	1,050	452
	American General Finance Corp.	5.375%	10/1/12	100	47
	American General Finance Corp.	5.850%	6/1/13	1,825	757
	American General Finance Corp.	5.750%	9/15/16	3,500	1,330
	American General Finance Corp.	6.900%	12/15/17	100	40
	Block Financial LLC	7.875%	1/15/13	200	188
	Capmark Financial Group	5.875%	5/10/12	150	52
	Capmark Financial Group	6.300%	5/10/17	400	112
	CIT Group Funding Co. of Canada	5.600%	11/2/11	400	312
	CIT Group Funding Co. of Canada	5.200%	6/1/15	675	473
	CIT Group, Inc.	4.250%	2/1/10	600	557
	CIT Group, Inc.	5.200%	11/3/10	325	283
	CIT Group, Inc.	4.750%	12/15/10	695	612
	CIT Group, Inc.	5.600%	4/27/11	175	147
	CIT Group, Inc.	5.800%	7/28/11	425	353
	CIT Group, Inc.	7.625%	11/30/12	435	370
	CIT Group, Inc.	5.400%	3/7/13	100	74
	CIT Group, Inc.	5.125%	9/30/14	2,650	1,908
	CIT Group, Inc.	5.000%	2/1/15	275	184
	CIT Group, Inc.	5.400%	1/30/16	525	368
	CIT Group, Inc.	5.850%	9/15/16	800	568
	CIT Group, Inc.	5.650%	2/13/17	1,300	910
	CIT Group, Inc.	6.000%	4/1/36	750	473
2	CIT Group, Inc.	6.100%	3/15/67	165	50
	General Electric Capital Corp.	4.875%	10/21/10	1,600	1,631
	General Electric Capital Corp.	6.125%	2/22/11	1,595	1,657
	General Electric Capital Corp.	5.500%	4/28/11	1,075	1,105
5	General Electric Capital Corp.	3.000%	12/9/11	2,300	2,384
	General Electric Capital Corp.	5.875%	2/15/12	8,800	9,045
	General Electric Capital Corp.	4.375%	3/3/12	1,050	1,034
	General Electric Capital Corp.	6.000%	6/15/12	4,025	4,148
	General Electric Capital Corp.	5.250%	10/19/12	8,225	8,295
	General Electric Capital Corp.	5.450%	1/15/13	1,150	1,162
	General Electric Capital Corp.	5.500%	6/4/14	3,000	3,007
	General Electric Capital Corp.	5.650%	6/9/14	825	832
	General Electric Capital Corp.	5.375%	10/20/16	325	319
	General Electric Capital Corp.	5.400%	2/15/17	1,625	1,596
	General Electric Capital Corp.	5.625%	9/15/17	1,000	990
	General Electric Capital Corp.	5.625%	5/1/18	825	831
	General Electric Capital Corp.	6.750%	3/15/32	2,625	2,845
	General Electric Capital Corp.	6.150%	8/7/37	600	594

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	General Electric Capital Corp.	5.875%	1/14/38	6,400	6,360
2	General Electric Capital Corp.	6.375%	11/15/67	1,650	1,049
2	HSBC Finance Capital Trust IX	5.911%	11/30/35	100	57
	HSBC Finance Corp.	4.625%	9/15/10	1,000	989
	HSBC Finance Corp.	5.250%	1/14/11	1,600	1,588
	HSBC Finance Corp.	5.700%	6/1/11	2,525	2,486
	HSBC Finance Corp.	6.375%	10/15/11	175	176
	HSBC Finance Corp.	7.000%	5/15/12	1,395	1,405
	HSBC Finance Corp.	5.900%	6/19/12	700	708
	HSBC Finance Corp.	6.375%	11/27/12	795	786
	HSBC Finance Corp.	4.750%	7/15/13	350	324
	HSBC Finance Corp.	5.250%	1/15/14	875	840
	HSBC Finance Corp.	5.000%	6/30/15	4,700	4,279
	International Lease Finance Corp.	4.875%	9/1/10	875	700
	International Lease Finance Corp.	5.125%	11/1/10	1,475	1,121
	International Lease Finance Corp.	4.950%	2/1/11	1,900	1,396
	International Lease Finance Corp.	5.450%	3/24/11	825	602
	International Lease Finance Corp.	5.750%	6/15/11	2,475	1,807
	International Lease Finance Corp.	5.300%	5/1/12	500	350
	International Lease Finance Corp.	5.625%	9/20/13	525	348
	International Lease Finance Corp.	5.650%	6/1/14	725	478
	SLM Corp.	4.500%	7/26/10	450	402
	SLM Corp.	5.400%	10/25/11	4,100	3,307
	SLM Corp.	5.000%	10/1/13	185	134
	SLM Corp.	5.375%	5/15/14	260	177
	SLM Corp.	5.050%	11/14/14	810	543
	SLM Corp.	5.000%	4/15/15	10	6
	SLM Corp.	8.450%	6/15/18	900	717
	SLM Corp.	5.625%	8/1/33	1,120	675

	Insurance (0.9%)
	ACE Capital Trust II	9.700%	4/1/30	835	653
	ACE INA Holdings, Inc.	5.600%	5/15/15	275	253
	ACE INA Holdings, Inc.	5.700%	2/15/17	1,180	1,074
	AEGON Funding Corp.	5.750%	12/15/20	100	87
	AEGON NV	4.750%	6/1/13	475	399
	Aetna, Inc.	7.875%	3/1/11	150	151
	Aetna, Inc.	5.750%	6/15/11	300	297
	Aetna, Inc.	6.000%	6/15/16	75	69
	Aetna, Inc.	6.500%	9/15/18	625	606
	Aetna, Inc.	6.625%	6/15/36	2,000	1,645
	Allied World Assurance	7.500%	8/1/16	1,035	913
	Allstate Corp.	6.125%	2/15/12	500	485
	Allstate Corp.	5.000%	8/15/14	950	891
	Allstate Corp.	6.125%	12/15/32	550	505
	Allstate Corp.	5.550%	5/9/35	250	211
2	Allstate Corp.	6.125%	5/15/37	350	225
2	Allstate Corp.	6.500%	5/15/57	450	255
	Allstate Life Global Funding	5.375%	4/30/13	850	857
	Ambac, Inc.	5.950%	12/5/35	1,050	323
	American General Capital II	8.500%	7/1/30	100	43
	American International Group, Inc.	4.700%	10/1/10	1,550	1,378
	American International Group, Inc.	5.375%	10/18/11	500	406
	American International Group, Inc.	4.950%	3/20/12	525	409
	American International Group, Inc.	4.250%	5/15/13	1,400	1,006
	American International Group, Inc.	5.050%	10/1/15	2,350	1,575

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	American International Group, Inc.	5.600%	10/18/16	1,275	851
	American International Group, Inc.	5.850%	1/16/18	50	33
	American International Group, Inc.	6.250%	5/1/36	375	210
2,4	American International Group, Inc.	8.175%	5/15/58	2,950	1,117
	Aon Capital Trust	8.205%	1/1/27	150	83
	Arch Capital Group Ltd.	7.350%	5/1/34	800	661
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	225	152
	Assurant, Inc.	5.625%	2/15/14	500	371
	Assurant, Inc.	6.750%	2/15/34	1,040	641
	AXA Financial, Inc.	7.750%	8/1/10	325	326
	AXA SA	8.600%	12/15/30	1,795	1,282
	Axis Capital Holdings Ltd.	5.750%	12/1/14	175	118
	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	735	745
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	700	717
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	875	901
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	1,775	1,849
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	50	53
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,550	2,639
	Chubb Corp.	5.750%	5/15/18	325	320
	Chubb Corp.	6.000%	5/11/37	1,175	1,061
	Chubb Corp.	6.500%	5/15/38	400	381
2	Chubb Corp.	6.375%	3/29/67	300	188
	CIGNA Corp.	7.875%	5/15/27	150	133
	CIGNA Corp.	6.150%	11/15/36	1,050	733
	Cincinnati Financial Corp.	6.920%	5/15/28	400	347
	Cincinnati Financial Corp.	6.125%	11/1/34	375	288
	CNA Financial Corp.	6.000%	8/15/11	200	145
	CNA Financial Corp.	5.850%	12/15/14	1,275	938
	CNA Financial Corp.	6.500%	8/15/16	475	336
	Commerce Group, Inc.	5.950%	12/9/13	125	107
	Coventry Health Care Inc.	6.300%	8/15/14	675	430
2	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	1,130	472
	Fidelity National Financial, Inc.	7.300%	8/15/11	400	398
	Fund American Cos., Inc.	5.875%	5/15/13	250	183
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	575	535
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	475	436
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	350	337
	Genworth Financial, Inc.	5.125%	3/15/11	650	455
	Genworth Financial, Inc.	5.750%	6/15/14	175	65
	Genworth Financial, Inc.	4.950%	10/1/15	100	38
	Genworth Financial, Inc.	6.500%	6/15/34	375	113
2	Genworth Financial, Inc.	6.150%	11/15/66	200	20
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	625	548
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	250	188
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	300	212
	Hartford Financial Services Group, Inc.	6.300%	3/15/18	125	92
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	200	144
2	Hartford Financial Services Group, Inc.	8.125%	6/15/38	275	127
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	1,325	858
	Humana Inc.	6.450%	6/1/16	400	319
	Humana Inc.	7.200%	6/15/18	650	524
	Humana Inc.	6.300%	8/1/18	100	75
	Humana Inc.	8.150%	6/15/38	700	523
2	ING Capital Funding Trust III	5.775%	12/8/49	1,650	741
	ING USA Global	4.500%	10/1/10	1,925	1,872
	Liberty Mutual Group	4.875%	2/1/10	250	239

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Lincoln National Corp.	5.650%	8/27/12	150	123
	Lincoln National Corp.	6.150%	4/7/36	1,575	984
2	Lincoln National Corp.	7.000%	5/17/66	800	352
2	Lincoln National Corp.	6.050%	4/20/67	225	81
	Loews Corp.	6.000%	2/1/35	175	131
	Marsh & McLennan Cos., Inc.	5.150%	9/15/10	125	122
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	925	867
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	725	637
	MetLife, Inc.	5.375%	12/15/12	350	334
	MetLife, Inc.	5.000%	11/24/13	225	206
	MetLife, Inc.	5.000%	6/15/15	1,100	1,016
	MetLife, Inc.	6.375%	6/15/34	800	666
	MetLife, Inc.	5.700%	6/15/35	300	241
	MetLife, Inc.	6.400%	12/15/36	710	428
	Principal Financial Group, Inc.	6.050%	10/15/36	550	377
	Principal Life Income Funding	5.125%	3/1/11	600	581
	Principal Life Income Funding	5.300%	12/14/12	1,075	1,029
	Principal Life Income Funding	5.300%	4/24/13	650	620
	Principal Life Income Funding	5.100%	4/15/14	350	322
	Progressive Corp.	6.375%	1/15/12	500	499
	Progressive Corp.	6.625%	3/1/29	575	530
2	Progressive Corp.	6.700%	6/15/37	700	326
	Protective Life Secured Trust	4.850%	8/16/10	500	440
	Prudential Financial, Inc.	5.100%	12/14/11	60	52
	Prudential Financial, Inc.	5.800%	6/15/12	775	673
	Prudential Financial, Inc.	5.150%	1/15/13	795	659
	Prudential Financial, Inc.	4.500%	7/15/13	225	178
	Prudential Financial, Inc.	4.750%	4/1/14	400	313
	Prudential Financial, Inc.	5.100%	9/20/14	875	675
	Prudential Financial, Inc.	5.500%	3/15/16	125	91
	Prudential Financial, Inc.	6.100%	6/15/17	175	128
	Prudential Financial, Inc.	6.000%	12/1/17	500	401
	Prudential Financial, Inc.	5.750%	7/15/33	450	290
	Prudential Financial, Inc.	5.400%	6/13/35	450	272
	Prudential Financial, Inc.	5.900%	3/17/36	650	422
	Prudential Financial, Inc.	5.700%	12/14/36	525	330
	Torchmark Corp.	6.375%	6/15/16	500	390
	Travelers Cos. Inc.	5.750%	12/15/17	750	723
2	Travelers Cos. Inc.	6.250%	3/15/37	310	195
	Travelers Cos. Inc.	6.250%	6/15/37	600	583
	Travelers Cos., Inc.	5.500%	12/1/15	350	334
	Travelers Cos., Inc.	6.250%	6/20/16	850	846
	UnitedHealth Group, Inc.	5.500%	11/15/12	150	137
	UnitedHealth Group, Inc.	4.875%	2/15/13	625	586
	UnitedHealth Group, Inc.	4.875%	4/1/13	600	559
	UnitedHealth Group, Inc.	5.000%	8/15/14	250	234
	UnitedHealth Group, Inc.	4.875%	3/15/15	600	519
	UnitedHealth Group, Inc.	6.000%	6/15/17	300	265
	UnitedHealth Group, Inc.	6.000%	11/15/17	200	178
	UnitedHealth Group, Inc.	5.800%	3/15/36	200	152
	UnitedHealth Group, Inc.	6.500%	6/15/37	350	270
	UnitedHealth Group, Inc.	6.625%	11/15/37	675	572
	UnitedHealth Group, Inc.	6.875%	2/15/38	725	641
	WellPoint Inc.	5.000%	1/15/11	1,075	1,047
	WellPoint Inc.	6.375%	1/15/12	275	271
	WellPoint Inc.	5.000%	12/15/14	575	511

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	WellPoint Inc.	5.250%	1/15/16	100	88
	WellPoint Inc.	5.875%	6/15/17	20	19
	WellPoint Inc.	5.950%	12/15/34	1,275	1,060
	WellPoint Inc.	5.850%	1/15/36	1,650	1,400
	Willis North America Inc.	5.625%	7/15/15	500	358
	Willis North America Inc.	6.200%	3/28/17	870	593
	XL Capital Ltd.	5.250%	9/15/14	1,050	578
	XL Capital Ltd.	6.375%	11/15/24	125	65
	XL Capital Ltd.	6.250%	5/15/27	925	414
2	XL Capital Ltd.	6.500%	12/15/49	550	120

	Other Finance (0.1%)
	Chicago Mercantile Exchange Group Inc.	5.400%	8/1/13	1,175	1,171
	Orix Corp.	5.480%	11/22/11	750	565
	XTRA Finance Corp.	5.150%	4/1/17	2,050	2,020

	Real Estate Investment Trusts (0.3%)
	AMB Property LP	6.300%	6/1/13	300	187
	Arden Realty LP	5.250%	3/1/15	100	87
	AvalonBay Communities, Inc.	5.500%	1/15/12	275	222
	AvalonBay Communities, Inc.	5.750%	9/15/16	125	83
	Boston Properties, Inc.	6.250%	1/15/13	600	454
	Boston Properties, Inc.	5.625%	4/15/15	375	244
	Brandywine Operating Partnership	5.625%	12/15/10	1,025	877
	Brandywine Operating Partnership	5.750%	4/1/12	1,090	829
	Brandywine Operating Partnership	5.400%	11/1/14	100	63
	Brandywine Operating Partnership	5.700%	5/1/17	580	315
	Camden Property Trust	5.700%	5/15/17	525	274
	Colonial Realty LP	5.500%	10/1/15	975	564
	Developers Diversified Realty Corp.	5.375%	10/15/12	1,285	521
	Duke Realty LP	5.625%	8/15/11	200	156
	Duke Realty LP	5.950%	2/15/17	225	117
	ERP Operating LP	6.625%	3/15/12	175	144
	ERP Operating LP	5.500%	10/1/12	650	500
	ERP Operating LP	5.125%	3/15/16	1,075	757
	ERP Operating LP	5.375%	8/1/16	225	162
	ERP Operating LP	5.750%	6/15/17	425	305
	HCP Inc.	6.700%	1/30/18	400	182
	Health Care Property Investors, Inc.	6.450%	6/25/12	1,800	1,310
	Health Care Property Investors, Inc.	5.650%	12/15/13	230	141
	Health Care Property Investors, Inc.	6.300%	9/15/16	390	191
	Health Care REIT, Inc.	6.200%	6/1/16	1,650	976
	Hospitality Properties	5.125%	2/15/15	700	347
	HRPT Properties Trust	6.250%	8/15/16	250	135
	HRPT Properties Trust	6.250%	6/15/17	625	323
	Kimco Realty Corp.	5.783%	3/15/16	125	80
	Liberty Property LP	5.125%	3/2/15	1,975	1,315
	Liberty Property LP	5.500%	12/15/16	175	110
	National Retail Properties	6.875%	10/15/17	1,575	1,016
	Nationwide Health Properties, Inc.	6.250%	2/1/13	650	516
	ProLogis	5.500%	3/1/13	175	79
	ProLogis	5.625%	11/15/15	775	395
	ProLogis	5.750%	4/1/16	525	273
	ProLogis	5.625%	11/15/16	575	276
	Realty Income Corp.	6.750%	8/15/19	1,960	1,423
	Regency Centers LP	6.750%	1/15/12	1,375	1,118

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Simon Property Group Inc.	4.600%	6/15/10	825	727
Simon Property Group Inc.	4.875%	8/15/10	300	265
Simon Property Group Inc.	5.600%	9/1/11	500	419
Simon Property Group Inc.	5.000%	3/1/12	350	256
Simon Property Group Inc.	5.300%	5/30/13	1,435	1,033
Simon Property Group Inc.	5.750%	12/1/15	950	625
Simon Property Group Inc.	6.100%	5/1/16	200	132
Simon Property Group Inc.	5.875%	3/1/17	950	622
Simon Property Group Inc.	6.125%	5/30/18	975	660
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	525	380
Vornado Realty	5.600%	2/15/11	925	840
				578,866
Industrial (8.4%)
Basic Industry (0.6%)
Agrium Inc.	6.750%	1/15/19	225	216
Alcan, Inc.	6.450%	3/15/11	600	529
Alcan, Inc.	4.875%	9/15/12	700	527
Alcan, Inc.	4.500%	5/15/13	500	356
Alcan, Inc.	5.000%	6/1/15	100	72
Alcan, Inc.	6.125%	12/15/33	1,825	1,106
Alcoa, Inc.	5.720%	2/23/19	1,815	1,372
Alcoa, Inc.	5.870%	2/23/22	410	295
Alcoa, Inc.	5.900%	2/1/27	1,025	711
ArcelorMittal	5.375%	6/1/13	1,900	1,487
ArcelorMittal	6.125%	6/1/18	825	559
Barrick Gold Finance Inc.	6.125%	9/15/13	500	473
Barrick Gold Finance Inc.	4.875%	11/15/14	225	203
Barrick North America Finance LLC	6.800%	9/15/18	500	475
Barrick North America Finance LLC	7.500%	9/15/38	700	683
BHP Billiton Finance Ltd.	5.400%	3/29/17	285	265
BHP Finance USA	5.250%	12/15/15	725	657
BHP Finance USA Ltd.	8.500%	12/1/12	300	319
BHP Finance USA Ltd.	4.800%	4/15/13	775	738
Celulosa Arauco Constitution SA	8.625%	8/15/10	775	800
Celulosa Arauco Constitution SA	5.625%	4/20/15	825	780
Commercial Metals Co.	6.500%	7/15/17	300	233
Commercial Metals Co.	7.350%	8/15/18	800	646
Dow Chemical Co.	6.125%	2/1/11	1,575	1,566
Dow Chemical Co.	6.000%	10/1/12	125	118
Dow Chemical Co.	7.375%	11/1/29	1,150	1,033
E.I. du Pont de Nemours & Co.	4.125%	4/30/10	125	127
E.I. du Pont de Nemours & Co.	4.750%	11/15/12	975	979
E.I. du Pont de Nemours & Co.	5.000%	1/15/13	100	101
E.I. du Pont de Nemours & Co.	5.000%	7/15/13	1,200	1,215
E.I. du Pont de Nemours & Co.	5.875%	1/15/14	550	570
E.I. du Pont de Nemours & Co.	5.250%	12/15/16	75	75
E.I. du Pont de Nemours & Co.	6.000%	7/15/18	1,450	1,516
E.I. du Pont de Nemours & Co.	6.500%	1/15/28	175	181
Eastman Chemical Co.	7.250%	1/15/24	525	444
Eastman Chemical Co.	7.600%	2/1/27	275	248
Falconbridge Ltd.	7.350%	6/5/12	275	217
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	1,795	1,544
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	1,875	1,542
Inco Ltd.	7.750%	5/15/12	275	270
Inco Ltd.	5.700%	10/15/15	450	378
International Paper Co.	5.850%	10/30/12	292	252

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	International Paper Co.	7.400%	6/15/14	770	595
	International Paper Co.	5.300%	4/1/15	550	375
	Lubrizol Corp.	6.500%	10/1/34	850	665
	Monsanto Co.	7.375%	8/15/12	500	564
	Newmont Mining	5.875%	4/1/35	225	128
	Noranda, Inc.	7.250%	7/15/12	950	750
	Noranda, Inc.	5.500%	6/15/17	900	573
	Nucor Corp.	5.750%	12/1/17	200	200
	Nucor Corp.	5.850%	6/1/18	775	751
	Nucor Corp.	6.400%	12/1/37	500	480
	Placer Dome, Inc.	6.450%	10/15/35	950	752
	Plum Creek Timber Co.	5.875%	11/15/15	525	431
	Potash Corp. of Saskatchewan	7.750%	5/31/11	1,775	1,840
	Praxair, Inc.	5.250%	11/15/14	750	771
	Praxair, Inc.	5.200%	3/15/17	25	24
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	1,110	890
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	850	609
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	400	283
2	Rohm & Haas Co.	9.800%	4/15/20	277	318
	Rohm & Haas Co.	7.850%	7/15/29	875	856
	Southern Copper Corp.	7.500%	7/27/35	1,250	956
	US Steel Corp.	6.050%	6/1/17	700	410
	US Steel Corp.	7.000%	2/1/18	700	474
	Vale Overseas Ltd.	6.250%	1/11/16	150	144
	Vale Overseas Ltd.	6.250%	1/23/17	475	449
	Vale Overseas Ltd.	8.250%	1/17/34	325	343
	Vale Overseas Ltd.	6.875%	11/21/36	3,174	2,928
	Weyerhaeuser Co.	7.375%	3/15/32	1,925	1,305
	WMC Finance USA	5.125%	5/15/13	1,000	952

	Capital Goods (0.9%)
	3M Co.	5.125%	11/6/09	175	179
2,4	BAE Systems Asset Trust	7.156%	12/15/11	57	59
	Bemis Co. Inc.	4.875%	4/1/12	450	418
	Black & Decker Corp.	7.125%	6/1/11	500	495
	Boeing Capital Corp.	7.375%	9/27/10	400	426
	Boeing Capital Corp.	6.500%	2/15/12	2,025	2,144
	Boeing Co.	7.250%	6/15/25	875	996
	Boeing Co.	8.750%	9/15/31	175	227
	Boeing Co.	6.125%	2/15/33	75	79
	Caterpillar Financial Services Corp.	4.150%	1/15/10	2,550	2,525
	Caterpillar Financial Services Corp.	4.300%	6/1/10	1,750	1,720
	Caterpillar Financial Services Corp.	4.250%	2/8/13	1,175	1,132
	Caterpillar Financial Services Corp.	4.750%	2/17/15	125	118
	Caterpillar Financial Services Corp.	4.625%	6/1/15	275	257
	Caterpillar, Inc.	7.300%	5/1/31	1,000	1,072
	Caterpillar, Inc.	7.375%	3/1/97	775	797
	Cooper Industries, Inc.	5.250%	11/15/12	550	552
	CRH America Inc.	5.625%	9/30/11	525	436
	CRH America Inc.	6.950%	3/15/12	800	668
	CRH America Inc.	5.300%	10/15/13	450	320
	CRH America Inc.	6.000%	9/30/16	1,050	665
	CRH America Inc.	6.400%	10/15/33	350	203
	Danaher Corp.	5.625%	1/15/18	375	387
	Deere & Co.	6.950%	4/25/14	325	344
	Deere & Co.	8.100%	5/15/30	1,175	1,328

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Deere & Co.	7.125%	3/3/31	675	703
Dover Corp.	5.450%	3/15/18	800	827
Dover Corp.	6.600%	3/15/38	450	520
Eaton Corp.	5.600%	5/15/18	300	288
Embraer Overseas Ltd.	6.375%	1/24/17	700	504
Emerson Electric Co.	7.125%	8/15/10	850	893
Emerson Electric Co.	4.500%	5/1/13	400	400
Emerson Electric Co.	5.250%	10/15/18	900	919
General Dynamics Corp.	4.500%	8/15/10	125	127
General Dynamics Corp.	4.250%	5/15/13	1,700	1,684
General Electric Co.	5.000%	2/1/13	3,000	3,045
General Electric Co.	5.250%	12/6/17	2,030	2,047
Goodrich Corp.	6.800%	7/1/36	80	84
Harsco Corp.	5.750%	5/15/18	750	762
Honeywell International, Inc.	6.125%	11/1/11	350	369
Honeywell International, Inc.	5.625%	8/1/12	650	677
Honeywell International, Inc.	4.250%	3/1/13	275	274
Honeywell International, Inc.	5.300%	3/1/18	125	127
Honeywell International, Inc.	5.700%	3/15/36	125	126
Ingersoll-Rand GL Holding Company	6.000%	8/15/13	475	465
Ingersoll-Rand GL Holding Company	6.875%	8/15/18	475	449
John Deere Capital Corp	4.950%	12/17/12	75	75
John Deere Capital Corp.	5.400%	10/17/11	1,425	1,432
John Deere Capital Corp.	5.350%	1/17/12	450	458
John Deere Capital Corp.	7.000%	3/15/12	925	993
John Deere Capital Corp.	4.900%	9/9/13	350	348
John Deere Capital Corp.	5.500%	4/13/17	200	193
Joy Global, Inc.	6.000%	11/15/16	250	212
Lafarge SA	6.150%	7/15/11	75	64
Lafarge SA	6.500%	7/15/16	900	608
Lafarge SA	7.125%	7/15/36	2,075	1,181
Lockheed Martin Corp.	7.650%	5/1/16	1,425	1,635
Lockheed Martin Corp.	6.150%	9/1/36	775	846
Martin Marietta Material	6.600%	4/15/18	850	627
Masco Corp.	5.875%	7/15/12	200	163
Masco Corp.	4.800%	6/15/15	1,375	904
Masco Corp.	6.500%	8/15/32	175	91
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	625	721
Mohawk Industries Inc.	5.750%	1/15/11	2,500	2,308
Mohawk Industries Inc.	6.125%	1/15/16	1,400	1,051
Northrop Grumman Corp.	7.125%	2/15/11	300	316
Northrop Grumman Corp.	7.750%	3/1/16	275	311
Northrop Grumman Corp.	7.750%	2/15/31	250	311
Parker-Hannifin Corp.	5.500%	5/15/18	225	219
Parker-Hannifin Corp.	6.250%	5/15/38	225	225
Raytheon Co.	4.850%	1/15/11	775	781
Raytheon Co.	5.500%	11/15/12	725	740
Raytheon Co.	7.200%	8/15/27	500	566
Republic Services, Inc.	6.750%	8/15/11	350	344
Republic Services, Inc.	6.086%	3/15/35	350	247
Rockwell Automation	5.650%	12/1/17	300	313
Rockwell Automation	6.700%	1/15/28	175	198
Rockwell Automation	6.250%	12/1/37	775	856
Roper Industries Inc.	6.625%	8/15/13	1,350	1,377
Textron Financial Corp.	4.600%	5/3/10	2,100	1,894
Textron Financial Corp.	5.125%	11/1/10	450	398

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Textron Financial Corp.	5.400%	4/28/13	475	344
Textron, Inc.	6.500%	6/1/12	1,000	862
TRW, Inc.	7.750%	6/1/29	725	834
Tyco International Group SA	6.125%	1/15/09	100	100
Tyco International Group SA	6.750%	2/15/11	2,725	2,612
Tyco International Group SA	7.000%	12/15/19	1,175	980
United Technologies Corp.	4.375%	5/1/10	725	731
United Technologies Corp.	7.125%	11/15/10	250	266
United Technologies Corp.	6.350%	3/1/11	1,025	1,070
United Technologies Corp.	6.100%	5/15/12	300	317
United Technologies Corp.	4.875%	5/1/15	325	321
United Technologies Corp.	5.375%	12/15/17	700	717
United Technologies Corp.	8.875%	11/15/19	850	1,104
United Technologies Corp.	7.500%	9/15/29	350	424
United Technologies Corp.	5.400%	5/1/35	500	478
USA Waste Services, Inc.	7.000%	7/15/28	80	66
Vulcan Materials Co.	6.300%	6/15/13	375	344
Vulcan Materials Co.	7.000%	6/15/18	675	521
Waste Management, Inc.	7.375%	8/1/10	175	177
Waste Management, Inc.	6.375%	11/15/12	225	214

Communication (2.1%)
America Movil SA de C.V.	5.500%	3/1/14	225	207
America Movil SA de C.V.	5.750%	1/15/15	1,500	1,382
America Movil SA de C.V.	6.375%	3/1/35	675	579
America Movil SA de C.V.	6.125%	11/15/37	750	611
AT&T Inc.	5.300%	11/15/10	650	660
AT&T Inc.	6.250%	3/15/11	400	410
AT&T Inc.	5.875%	2/1/12	885	908
AT&T Inc.	5.875%	8/15/12	1,390	1,432
AT&T Inc.	4.950%	1/15/13	1,035	1,043
AT&T Inc.	5.100%	9/15/14	3,910	3,902
AT&T Inc.	5.625%	6/15/16	2,895	2,901
AT&T Inc.	8.000%	11/15/31	3,375	4,375
AT&T Inc.	6.450%	6/15/34	975	1,084
AT&T Inc.	6.500%	9/1/37	3,150	3,511
AT&T Inc.	6.300%	1/15/38	1,150	1,261
AT&T Wireless	7.875%	3/1/11	1,390	1,464
AT&T Wireless	8.125%	5/1/12	725	778
AT&T Wireless	8.750%	3/1/31	1,015	1,244
BellSouth Capital Funding Corp.	7.875%	2/15/30	650	703
BellSouth Corp.	4.750%	11/15/12	20	20
BellSouth Corp.	5.200%	12/15/16	525	512
BellSouth Corp.	6.875%	10/15/31	450	463
BellSouth Corp.	6.550%	6/15/34	500	496
BellSouth Corp.	6.000%	11/15/34	555	494
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,685	1,649
British Telecommunications PLC	8.625%	12/15/10	1,490	1,541
British Telecommunications PLC	5.150%	1/15/13	690	633
British Telecommunications PLC	5.950%	1/15/18	775	664
British Telecommunications PLC	9.125%	12/15/30	2,000	2,136
CBS Corp.	6.625%	5/15/11	1,295	1,144
CBS Corp.	5.625%	8/15/12	460	380
CBS Corp.	7.875%	7/30/30	605	383
CBS Corp.	5.500%	5/15/33	175	91
CenturyTel Enterprises	6.875%	1/15/28	175	110

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
CenturyTel, Inc.	7.875%	8/15/12	225	197
Cingular Wireless LLC	6.500%	12/15/11	2,200	2,247
Cingular Wireless LLC	7.125%	12/15/31	1,470	1,479
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	1,820	1,890
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	175	197
Comcast Cable Communications, Inc.	6.750%	1/30/11	3,500	3,538
Comcast Cable Communications, Inc.	8.875%	5/1/17	625	670
Comcast Corp.	5.500%	3/15/11	740	733
Comcast Corp.	6.500%	1/15/15	1,885	1,868
Comcast Corp.	5.900%	3/15/16	300	288
Comcast Corp.	6.500%	1/15/17	250	250
Comcast Corp.	6.300%	11/15/17	150	148
Comcast Corp.	6.500%	11/15/35	6,425	6,368
Comcast Corp.	6.450%	3/15/37	1,200	1,189
Comcast Corp.	6.400%	5/15/38	175	172
Cox Communications, Inc.	4.625%	1/15/10	1,000	967
Cox Communications, Inc.	7.125%	10/1/12	450	425
Cox Communications, Inc.	5.450%	12/15/14	1,310	1,144
Deutsche Telekom International Finance	8.500%	6/15/10	3,775	3,928
Deutsche Telekom International Finance	5.750%	3/23/16	870	830
Deutsche Telekom International Finance	8.750%	6/15/30	2,150	2,645
Embarq Corp.	7.082%	6/1/16	2,700	2,074
Embarq Corp.	7.995%	6/1/36	225	143
France Telecom	7.750%	3/1/11	2,500	2,631
France Telecom	8.500%	3/1/31	1,600	1,936
Gannett Co., Inc.	6.375%	4/1/12	1,000	653
Grupo Televisa SA	6.625%	3/18/25	625	534
GTE Corp.	8.750%	11/1/21	175	188
Koninklijke KPN NV	8.000%	10/1/10	1,155	1,162
Koninklijke KPN NV	8.375%	10/1/30	500	523
McGraw-Hill Cos. Inc.	5.375%	11/15/12	750	671
McGraw-Hill Cos. Inc.	5.900%	11/15/17	825	696
McGraw-Hill Cos. Inc.	6.550%	11/15/37	925	663
New England Telephone & Telegraph Co.	7.875%	11/15/29	1,835	1,654
News America Holdings, Inc.	8.000%	10/17/16	865	913
News America Holdings, Inc.	8.150%	10/17/36	175	190
News America Inc.	6.200%	12/15/34	2,550	2,249
News America Inc.	6.400%	12/15/35	1,425	1,382
News America Inc.	6.650%	11/15/37	1,410	1,364
Omnicom Group Inc.	5.900%	4/15/16	50	41
Qwest Communications International Inc.	7.875%	9/1/11	775	690
Qwest Communications International Inc.	8.875%	3/15/12	775	713
Qwest Communications International Inc.	7.500%	10/1/14	700	572
Qwest Communications International Inc.	6.500%	6/1/17	500	370
R.R. Donnelley & Sons Co.	4.950%	5/15/10	925	857
R.R. Donnelley & Sons Co.	5.625%	1/15/12	300	267
R.R. Donnelley & Sons Co.	4.950%	4/1/14	125	100
R.R. Donnelley & Sons Co.	5.500%	5/15/15	175	123
Reed Elsevier Capital	4.625%	6/15/12	100	95
Rogers Communications Inc.	6.375%	3/1/14	2,250	2,168
Rogers Communications Inc.	6.800%	8/15/18	1,475	1,493
TCI Communications, Inc.	8.750%	8/1/15	675	710
TCI Communications, Inc.	7.875%	2/15/26	355	355
Tele-Communications, Inc.	7.875%	8/1/13	275	281
Telecom Italia Capital	4.000%	1/15/10	1,595	1,501
Telecom Italia Capital	6.200%	7/18/11	1,740	1,539

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Telecom Italia Capital	5.250%	11/15/13	520	419
	Telecom Italia Capital	4.950%	9/30/14	210	159
	Telecom Italia Capital	5.250%	10/1/15	325	248
	Telecom Italia Capital	6.375%	11/15/33	2,885	2,047
	Telecom Italia Capital	6.000%	9/30/34	25	17
	Telecom Italia Capital	7.200%	7/18/36	680	532
	Telecom Italia Capital	7.721%	6/4/38	45	37
	Telefonica Emisiones SAU	5.984%	6/20/11	925	920
	Telefonica Emisiones SAU	6.421%	6/20/16	2,125	2,119
	Telefonica Emisiones SAU	7.045%	6/20/36	1,105	1,232
	Telefonica Europe BV	7.750%	9/15/10	1,425	1,449
	Telefonica Europe BV	8.250%	9/15/30	400	464
	Telefonos de Mexico SA	4.750%	1/27/10	375	376
	Telefonos de Mexico SA	5.500%	1/27/15	2,900	2,625
	Telus Corp.	8.000%	6/1/11	1,125	1,115
	Thomson Corp.	6.200%	1/5/12	450	434
	Thomson Corp.	5.700%	10/1/14	1,050	944
	Thomson Corp.	6.500%	7/15/18	100	93
	Thomson Corp.	5.500%	8/15/35	225	168
	Thomson Reuters Corp.	5.950%	7/15/13	365	340
	Time Warner Cable Inc.	5.400%	7/2/12	600	567
	Time Warner Cable Inc.	6.200%	7/1/13	1,750	1,681
	Time Warner Cable Inc.	8.250%	2/14/14	325	332
	Time Warner Cable Inc.	6.750%	7/1/18	2,100	2,018
	Time Warner Cable Inc.	8.750%	2/14/19	925	997
	Time Warner Cable Inc.	6.550%	5/1/37	600	572
	Time Warner Entertainment	10.150%	5/1/12	325	332
	Time Warner Entertainment	8.875%	10/1/12	650	647
	Time Warner Entertainment	8.375%	3/15/23	325	326
	Time Warner Entertainment	8.375%	7/15/33	1,950	1,957
	US Cellular	6.700%	12/15/33	325	237
	US West Communications Group	7.500%	6/15/23	675	469
	US West Communications Group	6.875%	9/15/33	675	402
	Verizon Communications Corp.	5.350%	2/15/11	200	204
	Verizon Communications Corp.	5.550%	2/15/16	2,200	2,165
	Verizon Communications Corp.	8.750%	11/1/18	850	1,009
	Verizon Communications Corp.	6.400%	2/15/38	1,080	1,159
	Verizon Communications Corp.	6.900%	4/15/38	160	183
	Verizon Communications Corp.	8.950%	3/1/39	2,775	3,637
	Verizon Global Funding Corp.	7.250%	12/1/10	450	479
	Verizon Global Funding Corp.	6.875%	6/15/12	3,450	3,614
	Verizon Global Funding Corp.	7.375%	9/1/12	1,050	1,120
	Verizon Global Funding Corp.	4.900%	9/15/15	1,000	928
	Verizon Global Funding Corp.	7.750%	12/1/30	1,425	1,583
	Verizon Global Funding Corp.	5.850%	9/15/35	2,400	2,330
	Verizon Maryland, Inc.	5.125%	6/15/33	130	95
	Verizon New England, Inc.	6.500%	9/15/11	725	733
	Verizon New York, Inc.	6.875%	4/1/12	285	285
	Verizon New York, Inc.	7.375%	4/1/32	225	188
	Verizon Pennsylvania, Inc.	5.650%	11/15/11	850	820
	Verizon Virginia, Inc.	4.625%	3/15/13	275	249
4	Verizon Wireless Inc.	7.375%	11/15/13	750	790
4	Verizon Wireless Inc.	8.500%	11/15/18	650	750
	Vodafone AirTouch PLC	7.750%	2/15/10	325	332
	Vodafone AirTouch PLC	7.875%	2/15/30	850	939
	Vodafone Group PLC	5.350%	2/27/12	1,875	1,857

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Vodafone Group PLC	5.000%	12/16/13	275	266
	Vodafone Group PLC	5.375%	1/30/15	800	767
	Vodafone Group PLC	5.750%	3/15/16	450	428
	Vodafone Group PLC	5.625%	2/27/17	1,000	962
	Vodafone Group PLC	6.250%	11/30/32	1,225	1,160
	Vodafone Group PLC	6.150%	2/27/37	300	301
	WPP Finance USA Corp.	5.875%	6/15/14	475	427

	Consumer Cyclical (1.1%)
4	Best Buy Co.	6.750%	7/15/13	1,475	1,359
	Brinker International Inc.	5.750%	6/1/14	125	93
	Costco Wholesale Corp.	5.500%	3/15/17	1,925	2,052
	CVS Caremark Corp.	5.750%	8/15/11	800	793
	CVS Caremark Corp.	4.875%	9/15/14	225	205
	CVS Caremark Corp.	5.750%	6/1/17	425	400
	CVS Caremark Corp.	6.250%	6/1/27	1,100	1,024
2	CVS Caremark Corp.	6.302%	6/1/37	700	302
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	225	204
	DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	200	188
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	325	280
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	3,775	3,228
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	2,475	1,980
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	1,125	821
	Darden Restaurants Inc.	5.625%	10/15/12	625	549
	Darden Restaurants Inc.	6.200%	10/15/17	700	549
	Darden Restaurants Inc.	6.800%	10/15/37	425	292
	Federated Retail Holding	5.350%	3/15/12	825	618
	Federated Retail Holding	5.900%	12/1/16	2,275	1,393
	Federated Retail Holding	6.375%	3/15/37	1,075	612
	Home Depot Inc.	4.625%	8/15/10	1,025	987
	Home Depot Inc.	5.250%	12/16/13	1,200	1,107
	Home Depot Inc.	5.400%	3/1/16	1,550	1,378
	ITT Corp.	7.375%	11/15/15	1,150	731
	J.C. Penney Co., Inc.	8.000%	3/1/10	975	914
	J.C. Penney Co., Inc.	7.950%	4/1/17	825	620
	J.C. Penney Co., Inc.	5.750%	2/15/18	1,050	707
	J.C. Penney Co., Inc.	6.375%	10/15/36	950	585
	J.C. Penney Co., Inc.	7.400%	4/1/37	250	170
	Johnson Controls, Inc.	5.250%	1/15/11	250	226
	Johnson Controls, Inc.	6.000%	1/15/36	275	174
	Kohl’s Corp.	6.250%	12/15/17	375	303
	Kohl’s Corp.	6.000%	1/15/33	200	128
	Kohl’s Corp.	6.875%	12/15/37	325	231
	Lowe’s Cos., Inc.	5.600%	9/15/12	200	202
	Lowe’s Cos., Inc.	5.400%	10/15/16	950	909
	Lowe’s Cos., Inc.	6.100%	9/15/17	450	435
	Lowe’s Cos., Inc.	6.875%	2/15/28	450	443
	Lowe’s Cos., Inc.	5.800%	10/15/36	850	710
	Macy’s Retail Holdings Inc.	5.750%	7/15/14	850	539
	Macy’s Retail Holdings Inc.	6.790%	7/15/27	175	92

Macy’s Retail Holdings Inc.	7.000%	2/15/28	200	108
Macys Retail Holdings Inc.	6.900%	4/1/29	675	364
Marriott International	4.625%	6/15/12	275	208
Marriott International	5.625%	2/15/13	400	303
Marriott International	6.200%	6/15/16	400	278
Marriott International	6.375%	6/15/17	400	277

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
McDonald’s Corp.	6.000%	4/15/11	425	451
McDonald’s Corp.	5.300%	3/15/17	150	154
McDonald’s Corp.	5.800%	10/15/17	650	693
McDonald’s Corp.	5.350%	3/1/18	900	935
McDonald’s Corp.	6.300%	10/15/37	400	435
Nordstrom, Inc.	6.250%	1/15/18	175	123
Nordstrom, Inc.	6.950%	3/15/28	175	115
Nordstrom, Inc.	7.000%	1/15/38	275	167
Starwood Hotel Resorts	7.875%	5/1/12	675	520
Starwood Hotel Resorts	6.250%	2/15/13	400	276
Target Corp.	7.500%	8/15/10	225	235
Target Corp.	6.350%	1/15/11	275	284
Target Corp.	5.875%	3/1/12	800	825
Target Corp.	5.125%	1/15/13	975	970
Target Corp.	4.000%	6/15/13	335	318
Target Corp.	6.000%	1/15/18	1,000	974
Target Corp.	7.000%	7/15/31	1,400	1,286
Target Corp.	6.350%	11/1/32	125	106
Target Corp.	7.000%	1/15/38	1,700	1,590
The Walt Disney Co.	5.700%	7/15/11	1,250	1,318
The Walt Disney Co.	6.375%	3/1/12	675	718
The Walt Disney Co.	4.500%	12/15/13	725	730
The Walt Disney Co.	5.625%	9/15/16	1,350	1,397
The Walt Disney Co.	5.875%	12/15/17	900	945
Time Warner, Inc.	6.750%	4/15/11	800	786
Time Warner, Inc.	6.875%	5/1/12	575	558
Time Warner, Inc.	9.125%	1/15/13	2,275	2,287
Time Warner, Inc.	9.150%	2/1/23	275	304
Time Warner, Inc.	7.570%	2/1/24	40	38
Time Warner, Inc.	6.950%	1/15/28	230	208
Time Warner, Inc.	6.625%	5/15/29	1,625	1,427
Time Warner, Inc.	7.625%	4/15/31	1,385	1,368
Time Warner, Inc.	7.700%	5/1/32	1,770	1,756
Toll Brothers, Inc.	5.950%	9/15/13	425	331
Toll Brothers, Inc.	5.150%	5/15/15	275	198
Toyota Motor Credit Corp.	4.250%	3/15/10	3,025	3,042
Toyota Motor Credit Corp.	4.350%	12/15/10	500	507
Toyota Motor Credit Corp.	5.450%	5/18/11	300	311
VF Corp.	5.950%	11/1/17	425	379
VF Corp.	6.450%	11/1/37	375	306
Viacom Inc.	5.750%	4/30/11	725	654
Viacom Inc.	6.250%	4/30/16	225	188
Viacom Inc.	6.125%	10/5/17	1,275	1,044
Wal-Mart Stores, Inc.	4.125%	7/1/10	1,250	1,269
Wal-Mart Stores, Inc.	4.750%	8/15/10	650	676
Wal-Mart Stores, Inc.	4.250%	4/15/13	600	621
Wal-Mart Stores, Inc.	4.550%	5/1/13	1,925	2,006
Wal-Mart Stores, Inc.	7.250%	6/1/13	650	743
Wal-Mart Stores, Inc.	4.500%	7/1/15	3,625	3,666
Wal-Mart Stores, Inc.	5.375%	4/5/17	200	214
Wal-Mart Stores, Inc.	5.800%	2/15/18	400	439
Wal-Mart Stores, Inc.	5.875%	4/5/27	2,475	2,649
Wal-Mart Stores, Inc.	7.550%	2/15/30	875	1,073
Wal-Mart Stores, Inc.	5.250%	9/1/35	325	326
Wal-Mart Stores, Inc.	6.500%	8/15/37	525	629
Wal-Mart Stores, Inc.	6.200%	4/15/38	95	106

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Walgreen Co.	4.875%	8/1/13	725	752
Western Union Co.	5.400%	11/17/11	1,325	1,266
Western Union Co.	5.930%	10/1/16	575	501
Western Union Co.	6.200%	11/17/36	350	273
Yum! Brands, Inc.	8.875%	4/15/11	350	352
Yum! Brands, Inc.	7.700%	7/1/12	250	247
Yum! Brands, Inc.	6.250%	4/15/16	675	577
Yum! Brands, Inc.	6.250%	3/15/18	425	370
Yum! Brands, Inc.	6.875%	11/15/37	1,475	1,189

Consumer Noncyclical (1.9%)
Abbott Laboratories	3.750%	3/15/11	650	663
Abbott Laboratories	5.600%	5/15/11	75	79
Abbott Laboratories	5.150%	11/30/12	600	644
Abbott Laboratories	4.350%	3/15/14	1,000	1,020
Abbott Laboratories	5.875%	5/15/16	1,025	1,124
Abbott Laboratories	5.600%	11/30/17	675	727
Allergan Inc.	5.750%	4/1/16	125	120
Altria Group, Inc.	8.500%	11/10/13	1,000	1,046
Altria Group, Inc.	9.700%	11/10/18	600	650
Altria Group, Inc.	9.950%	11/10/38	675	739
AmerisourceBergen Corp.	5.625%	9/15/12	200	186
AmerisourceBergen Corp.	5.875%	9/15/15	2,205	1,952
Amgen Inc.	4.850%	11/18/14	725	713
Amgen Inc.	5.850%	6/1/17	1,650	1,702
Amgen Inc.	6.375%	6/1/37	700	743
Amgen Inc.	6.900%	6/1/38	90	103
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	700	707
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	450	417
Anheuser-Busch Cos., Inc.	5.750%	4/1/36	1,300	1,054
Archer-Daniels-Midland Co.	5.450%	3/15/18	1,150	1,143
Archer-Daniels-Midland Co.	7.000%	2/1/31	425	444
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,325	1,239
Archer-Daniels-Midland Co.	5.375%	9/15/35	350	304
Archer-Daniels-Midland Co.	6.450%	1/15/38	375	381
AstraZeneca PLC	5.400%	9/15/12	650	689
AstraZeneca PLC	5.400%	6/1/14	275	288
AstraZeneca PLC	5.900%	9/15/17	1,500	1,603
AstraZeneca PLC	6.450%	9/15/37	2,125	2,428
Baxter Finco, BV	4.750%	10/15/10	850	851
Baxter International, Inc.	5.900%	9/1/16	625	674
Baxter International, Inc.	6.250%	12/1/37	375	426
Biogen Idec Inc.	6.000%	3/1/13	1,200	1,216
Biogen Idec Inc.	6.875%	3/1/18	1,800	1,793
Bottling Group LLC	4.625%	11/15/12	2,350	2,377
Bottling Group LLC	5.000%	11/15/13	300	298
Bottling Group LLC	5.500%	4/1/16	575	576
Bristol-Myers Squibb Co.	5.250%	8/15/13	975	1,041
Bristol-Myers Squibb Co.	5.450%	5/1/18	300	310
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,800	1,930
Bristol-Myers Squibb Co.	6.125%	5/1/38	325	361
Bristol-Myers Squibb Co.	6.875%	8/1/97	175	203
Bunge Ltd. Finance Corp.	5.100%	7/15/15	250	185
C.R. Bard, Inc.	6.700%	12/1/26	750	748
Campbell Soup Co.	6.750%	2/15/11	1,300	1,372
Cardinal Health, Inc.	5.650%	6/15/12	200	193

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Cardinal Health, Inc.	5.800%	10/15/16	575	525
	Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	925	1,013
	Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	695	730
	Clorox Co.	4.200%	1/15/10	25	25
	Coca-Cola Co.	5.350%	11/15/17	1,850	1,995
	Coca-Cola Enterprises Inc.	5.000%	8/15/13	1,000	994
	Coca-Cola Enterprises Inc.	7.375%	3/3/14	300	331
	Coca-Cola Enterprises Inc.	8.500%	2/1/22	500	583
	Coca-Cola Enterprises Inc.	7.000%	10/1/26	1,225	1,279
	Coca-Cola Enterprises Inc.	6.950%	11/15/26	525	546
	Coca-Cola Enterprises Inc.	6.750%	9/15/28	250	255
	ConAgra Foods, Inc.	7.875%	9/15/10	666	679
	ConAgra Foods, Inc.	7.125%	10/1/26	450	431
	ConAgra Foods, Inc.	7.000%	10/1/28	100	96
	ConAgra Foods, Inc.	8.250%	9/15/30	250	265
	Covidien International	6.000%	10/15/17	1,175	1,152
	Covidien International	6.550%	10/15/37	750	738
	Diageo Capital PLC	5.200%	1/30/13	350	350
	Diageo Capital PLC	5.750%	10/23/17	1,075	1,044
	Diageo Finance BV	5.300%	10/28/15	150	147
4	Dr. Pepper Snapple Group	6.120%	5/1/13	175	171
4	Dr. Pepper Snapple Group	6.820%	5/1/18	550	537
4	Dr. Pepper Snapple Group	7.450%	5/1/38	150	149
	Eli Lilly & Co.	6.000%	3/15/12	1,875	2,022
	Eli Lilly & Co.	5.200%	3/15/17	500	511
	Eli Lilly & Co.	5.500%	3/15/27	1,175	1,199
	Fortune Brands Inc.	5.125%	1/15/11	1,125	1,086
	Fortune Brands Inc.	5.375%	1/15/16	200	169
	Fortune Brands Inc.	5.875%	1/15/36	225	165
	Genentech Inc.	4.400%	7/15/10	175	176
	Genentech Inc.	4.750%	7/15/15	500	495
	Genentech Inc.	5.250%	7/15/35	225	217
	General Mills, Inc.	6.000%	2/15/12	1,958	2,011
	General Mills, Inc.	5.650%	9/10/12	25	26
	General Mills, Inc.	5.250%	8/15/13	1,100	1,107
	General Mills, Inc.	5.200%	3/17/15	310	295
	GlaxoSmithKline Capital Inc.	4.850%	5/15/13	2,300	2,364
	GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,700	1,700
	GlaxoSmithKline Capital Inc.	5.650%	5/15/18	1,500	1,578
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,550	2,926
	Grand Metropolitan Investment Corp.	9.000%	8/15/11	1,725	1,861
	H.J. Heinz Co.	6.625%	7/15/11	1,075	1,107
	H.J. Heinz Co.	6.750%	3/15/32	850	764
	Hasbro Inc.	6.300%	9/15/17	975	908
	Hershey Foods Corp.	5.450%	9/1/16	150	150
	Hospira, Inc.	5.900%	6/15/14	125	108
	Johnson & Johnson	5.550%	8/15/17	1,225	1,393
	Johnson & Johnson	5.150%	7/15/18	225	247
	Johnson & Johnson	6.950%	9/1/29	75	97
	Johnson & Johnson	4.950%	5/15/33	425	439
	Johnson & Johnson	5.950%	8/15/37	1,175	1,432
	Johnson & Johnson	5.850%	7/15/38	1,075	1,277
	Kellogg Co.	6.600%	4/1/11	2,775	2,914
	Kellogg Co.	4.250%	3/6/13	400	399
	Kimberly-Clark Corp.	5.625%	2/15/12	625	650
	Kimberly-Clark Corp.	4.875%	8/15/15	875	859

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Kimberly-Clark Corp.	6.125%	8/1/17	275	292
	Kraft Foods, Inc.	4.125%	11/12/09	1,275	1,296
	Kraft Foods, Inc.	5.625%	11/1/11	2,000	2,036
	Kraft Foods, Inc.	6.250%	6/1/12	100	103
	Kraft Foods, Inc.	6.750%	2/19/14	350	362
	Kraft Foods, Inc.	6.500%	8/11/17	900	893
	Kraft Foods, Inc.	6.500%	11/1/31	2,100	2,034
	Kraft Foods, Inc.	7.000%	8/11/37	2,300	2,320
	Kraft Foods, Inc.	6.875%	1/26/39	775	792
	Kroger Co.	6.800%	4/1/11	1,250	1,264
	Kroger Co.	6.750%	4/15/12	275	282
	Kroger Co.	6.200%	6/15/12	500	505
	Kroger Co.	6.400%	8/15/17	10	10
	Kroger Co.	6.800%	12/15/18	975	1,012
	Kroger Co.	6.150%	1/15/20	820	802
	Kroger Co.	7.700%	6/1/29	1,425	1,547
	Kroger Co.	8.000%	9/15/29	450	503
	Laboratory Corp. of America	5.625%	12/15/15	375	321
	McKesson Corp.	7.750%	2/1/12	450	460
	McKesson Corp.	5.250%	3/1/13	1,425	1,328
	Medco Health Solutions	7.250%	8/15/13	1,450	1,385
	Medtronic Inc.	4.375%	9/15/10	175	174
	Medtronic Inc.	4.750%	9/15/15	1,300	1,248
	Merck & Co.	4.375%	2/15/13	325	353
	Merck & Co.	4.750%	3/1/15	975	974
	Merck & Co.	6.400%	3/1/28	1,225	1,338
	Merck & Co.	5.950%	12/1/28	250	260
	Molson Coors Capital Finance	4.850%	9/22/10	350	344
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	450	488
	PepsiAmericas Inc.	5.750%	7/31/12	550	546
	PepsiAmericas Inc.	5.000%	5/15/17	600	543
	Pepsico, Inc.	5.150%	5/15/12	475	501
	Pepsico, Inc.	4.650%	2/15/13	450	472
	Pepsico, Inc.	5.000%	6/1/18	900	923
	Pharmacia Corp.	6.600%	12/1/28	725	811
	Philip Morris International Inc	5.650%	5/16/18	555	552
	Philip Morris International Inc.	4.875%	5/16/13	1,475	1,494
	Philip Morris International Inc.	6.875%	3/17/14	1,400	1,468
	Philip Morris International Inc.	6.375%	5/16/38	1,155	1,223
	Philips Electronics NV	4.625%	3/11/13	450	427
	Philips Electronics NV	5.750%	3/11/18	1,075	1,004
	Philips Electronics NV	6.875%	3/11/38	200	190
	Procter & Gamble Co.	4.950%	8/15/14	950	982
	Procter & Gamble Co.	6.450%	1/15/26	2,250	2,573
	Procter & Gamble Co.	5.800%	8/15/34	475	509
2	Procter & Gamble Co. ESOP	9.360%	1/1/21	938	1,124
	Quest Diagnostic, Inc.	6.400%	7/1/17	140	129
	Quest Diagnostic, Inc.	6.950%	7/1/37	1,070	921
	Reynolds American Inc.	6.500%	7/15/10	350	339
	Reynolds American Inc.	7.250%	6/1/12	1,150	1,065
	Reynolds American Inc.	7.250%	6/15/37	840	596

Safeway, Inc.	4.950%	8/16/10	650	647
Safeway, Inc.	6.500%	3/1/11	825	828
Safeway, Inc.	5.800%	8/15/12	225	224
Safeway, Inc.	6.350%	8/15/17	225	227
Safeway, Inc.	7.250%	2/1/31	925	1,067

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Schering-Plough Corp.	5.550%	12/1/13	925	927
Schering-Plough Corp.	6.750%	12/1/33	790	822
Sysco Corp.	4.200%	2/12/13	150	151
Sysco Corp.	5.250%	2/12/18	500	508
Sysco Corp.	5.375%	9/21/35	575	548
Teva Pharmaceutical Finance LLC	5.550%	2/1/16	775	758
Unilever Capital Corp.	7.125%	11/1/10	1,750	1,873
UST, Inc.	5.750%	3/1/18	500	416
Whirlpool Corp.	5.500%	3/1/13	1,825	1,456
Wyeth	6.950%	3/15/11	625	662
Wyeth	5.500%	3/15/13	1,625	1,660
Wyeth	5.500%	2/15/16	175	179
Wyeth	6.450%	2/1/24	175	197
Wyeth	6.500%	2/1/34	1,800	2,004
Wyeth	6.000%	2/15/36	400	434
Wyeth	5.950%	4/1/37	2,375	2,585

Energy (0.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	400	358
Amerada Hess Corp.	6.650%	8/15/11	275	271
Amerada Hess Corp.	7.875%	10/1/29	1,520	1,475
Anadarko Finance Co.	6.750%	5/1/11	1,275	1,258
Anadarko Finance Co.	7.500%	5/1/31	10	9
Apache Corp.	6.250%	4/15/12	800	841
Apache Corp.	5.250%	4/15/13	200	205
Apache Corp.	6.000%	9/15/13	575	601
Apache Corp.	5.625%	1/15/17	100	100
Apache Corp.	6.900%	9/15/18	500	545
Apache Corp.	6.000%	1/15/37	325	311
Apache Finance Canada Corp.	7.750%	12/15/29	125	137
Baker Hughes, Inc.	6.875%	1/15/29	175	178
BJ Services Co.	6.000%	6/1/18	150	133
BP Capital Markets PLC	5.250%	11/7/13	1,700	1,789
Burlington Resources, Inc.	6.680%	2/15/11	775	798
Burlington Resources, Inc.	6.500%	12/1/11	975	999
Burlington Resources, Inc.	7.200%	8/15/31	200	203
Burlington Resources, Inc.	7.400%	12/1/31	1,475	1,533
Canadian Natural Resources	5.150%	2/1/13	100	92
Canadian Natural Resources	4.900%	12/1/14	750	643
Canadian Natural Resources	7.200%	1/15/32	1,300	1,158
Canadian Natural Resources	6.450%	6/30/33	975	790
Canadian Natural Resources	6.500%	2/15/37	650	532
Canadian Natural Resources	6.250%	3/15/38	375	295
Canadian Natural Resources	6.750%	2/1/39	50	42
Conoco Funding Co.	6.350%	10/15/11	1,275	1,339
Conoco Funding Co.	7.250%	10/15/31	175	187
Conoco, Inc.	6.950%	4/15/29	50	54
ConocoPhillips	8.750%	5/25/10	575	616
ConocoPhillips Canada	5.300%	4/15/12	1,600	1,615
ConocoPhillips Canada	5.950%	10/15/36	1,000	971
Devon Energy Corp.	7.950%	4/15/32	475	528
Devon Financing Corp.	6.875%	9/30/11	1,325	1,339
Devon Financing Corp.	7.875%	9/30/31	650	713
Diamond Offshore Drilling	4.875%	7/1/15	50	47
Encana Corp.	4.750%	10/15/13	75	66
Encana Corp.	6.500%	8/15/34	1,250	999

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Encana Corp.	6.625%	8/15/37	1,450	1,170
Encana Holdings Finance Corp.	5.800%	5/1/14	750	706
EOG Resources Inc.	6.125%	10/1/13	825	864
Halliburton Co.	5.500%	10/15/10	500	519
Halliburton Co.	5.900%	9/15/18	325	344
Halliburton Co.	6.700%	9/15/38	1,350	1,447
Husky Energy Inc.	6.250%	6/15/12	175	174
Husky Energy Inc.	6.800%	9/15/37	650	505
Kerr McGee Corp.	6.875%	9/15/11	850	841
Kerr McGee Corp.	6.950%	7/1/24	1,360	1,174
Kerr McGee Corp.	7.875%	9/15/31	800	736
Lasmo Inc.	7.300%	11/15/27	130	141
Marathon Oil Corp.	6.125%	3/15/12	1,225	1,193
Marathon Oil Corp.	6.000%	7/1/12	500	493
Marathon Oil Corp.	6.600%	10/1/37	345	256
Nabors Industries Inc.	6.150%	2/15/18	225	197
Nexen, Inc.	5.050%	11/20/13	350	323
Nexen, Inc.	5.650%	5/15/17	550	464
Nexen, Inc.	7.875%	3/15/32	200	190
Noble Energy Inc.	8.000%	4/1/27	550	539
Norsk Hydro	7.250%	9/23/27	1,575	1,745
Norsk Hydro	7.150%	1/15/29	275	299
Occidental Petroleum	4.250%	3/15/10	1,000	1,009
Occidental Petroleum	6.750%	1/15/12	350	369
Ocean Energy, Inc.	7.250%	10/1/11	50	51
PanCanadian Energy Corp.	7.200%	11/1/31	425	373
Petro-Canada	4.000%	7/15/13	725	624
Petro-Canada	7.875%	6/15/26	325	303
Petro-Canada	7.000%	11/15/28	275	233
Petro-Canada	5.350%	7/15/33	275	183
Petro-Canada	5.950%	5/15/35	350	241
Petro-Canada Financial Partnership	5.000%	11/15/14	1,025	854
Petro-Canada Financial Partnership	6.050%	5/15/18	950	803
Questar Market Resources	6.050%	9/1/16	375	345
Shell International Finance BV	5.625%	6/27/11	625	658
Shell International Finance BV	4.950%	3/22/12	475	491
Shell International Finance BV	5.200%	3/22/17	400	416
Shell International Finance BV	6.375%	12/15/38	1,225	1,395
Suncor Energy, Inc.	6.100%	6/1/18	450	388
Suncor Energy, Inc.	5.950%	12/1/34	275	198
Sunoco, Inc.	4.875%	10/15/14	125	104
Sunoco, Inc.	5.750%	1/15/17	350	295
Talisman Energy, Inc.	5.125%	5/15/15	100	89
Talisman Energy, Inc.	5.850%	2/1/37	1,475	1,022
Tosco Corp.	8.125%	2/15/30	1,525	1,793
Transocean Inc.	5.250%	3/15/13	300	278
Transocean Inc.	6.000%	3/15/18	875	791
Transocean Inc.	7.500%	4/15/31	450	402
Transocean Inc.	6.800%	3/15/38	385	339
Valero Energy Corp.	6.875%	4/15/12	850	858
Valero Energy Corp.	7.500%	4/15/32	1,050	836
Valero Energy Corp.	6.625%	6/15/37	1,600	1,178
Weatherford International Inc.	5.500%	2/15/16	40	33
Weatherford International Inc.	6.350%	6/15/17	825	718
Weatherford International Inc.	6.500%	8/1/36	950	700
Weatherford International Inc.	6.800%	6/15/37	200	151

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
XTO Energy, Inc.	5.900%	8/1/12	450	444
XTO Energy, Inc.	6.250%	4/15/13	500	498
XTO Energy, Inc.	5.750%	12/15/13	1,650	1,596
XTO Energy, Inc.	4.900%	2/1/14	200	179
XTO Energy, Inc.	5.000%	1/31/15	125	110
XTO Energy, Inc.	6.250%	8/1/17	1,675	1,608
XTO Energy, Inc.	6.500%	12/15/18	800	782
XTO Energy, Inc.	6.100%	4/1/36	75	61

Other Industrial (0.0%)
Cintas Corp.	6.125%	12/1/17	425	396

Technology (0.6%)
Agilent Technologies Inc.	6.500%	11/1/17	1,300	894
Avnet Inc.	6.625%	9/15/16	460	354
BMC Software Inc.	7.250%	6/1/18	350	328
Cisco Systems Inc.	5.250%	2/22/11	2,850	2,963
Cisco Systems Inc.	5.500%	2/22/16	1,375	1,451
Computer Sciences Corp.	5.000%	2/15/13	550	486
Dell Inc.	4.700%	4/15/13	800	743
Dell Inc.	5.650%	4/15/18	450	390
Dell Inc.	6.500%	4/15/38	600	495
Electronic Data Systems	7.125%	10/15/09	415	428
Electronic Data Systems	6.000%	8/1/13	725	750
Equifax Inc.	6.300%	7/1/17	200	143
Equifax Inc.	7.000%	7/1/37	300	190
Fiserv, Inc.	6.125%	11/20/12	1,600	1,499
Fiserv, Inc.	6.800%	11/20/17	1,025	879
Harris Corp.	5.000%	10/1/15	550	464
Hewlett-Packard Co.	4.500%	3/1/13	775	790
Hewlett-Packard Co.	5.400%	3/1/17	975	992
Hewlett-Packard Co.	5.500%	3/1/18	400	409
IBM International Group Capital	5.050%	10/22/12	2,000	2,098
International Business Machines Corp.	4.950%	3/22/11	350	362
International Business Machines Corp.	7.500%	6/15/13	775	873
International Business Machines Corp.	5.700%	9/14/17	3,875	4,112
International Business Machines Corp.	7.000%	10/30/25	450	512
International Business Machines Corp.	6.220%	8/1/27	1,100	1,162
International Business Machines Corp.	5.875%	11/29/32	225	231
International Business Machines Corp.	7.125%	12/1/96	125	144
Intuit Inc.	5.400%	3/15/12	425	390
Intuit Inc.	5.750%	3/15/17	225	163
Lexmark International Inc.	5.900%	6/1/13	300	257
Lexmark International Inc.	6.650%	6/1/18	775	568
Motorola, Inc.	7.625%	11/15/10	201	177
Motorola, Inc.	5.375%	11/15/12	500	373
Motorola, Inc.	7.500%	5/15/25	150	81
Motorola, Inc.	6.500%	9/1/25	50	26
Motorola, Inc.	6.500%	11/15/28	225	117
Motorola, Inc.	6.625%	11/15/37	600	284
National Semiconductor	6.600%	6/15/17	1,200	871
Oracle Corp.	5.000%	1/15/11	1,175	1,203
Oracle Corp.	4.950%	4/15/13	4,000	4,124
Oracle Corp.	5.250%	1/15/16	1,150	1,182
Pitney Bowes, Inc.	4.625%	10/1/12	550	540
Pitney Bowes, Inc.	3.875%	6/15/13	500	475

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Pitney Bowes, Inc.	4.750%	1/15/16	2,725	2,579
	Science Applications International Corp.	6.250%	7/1/12	100	102
	Science Applications International Corp.	5.500%	7/1/33	100	75
	Tyco Electronics Group	6.550%	10/1/17	675	568
	Xerox Capital Trust I	8.000%	2/1/27	525	353
	Xerox Corp.	7.125%	6/15/10	975	916
	Xerox Corp.	6.875%	8/15/11	300	262
	Xerox Corp.	5.500%	5/15/12	690	541
	Xerox Corp.	7.625%	6/15/13	300	250
	Xerox Corp.	6.400%	3/15/16	670	500
	Xerox Corp.	6.750%	2/1/17	450	322

	Transportation (0.4%)
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	575	590
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	2,350	2,292
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	550	552
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	775	716
	Canadian National Railway Co.	6.375%	10/15/11	425	435
	Canadian National Railway Co.	4.400%	3/15/13	275	271
	Canadian National Railway Co.	5.850%	11/15/17	75	76
	Canadian National Railway Co.	6.800%	7/15/18	1,200	1,307
	Canadian National Railway Co.	6.250%	8/1/34	275	278
	Canadian National Railway Co.	6.200%	6/1/36	625	636
	Canadian Pacific Railway Co.	6.250%	10/15/11	1,475	1,434
	Canadian Pacific Railway Co.	7.125%	10/15/31	175	140
	Canadian Pacific Railway Co.	5.950%	5/15/37	200	139
	CNF, Inc.	6.700%	5/1/34	575	414
	Continental Airlines, Inc.	6.563%	2/15/12	550	439
2	Continental Airlines, Inc.	6.648%	9/15/17	1,631	1,244
2	Continental Airlines, Inc.	5.983%	4/19/22	230	154
	CSX Corp.	6.750%	3/15/11	1,200	1,200
	CSX Corp.	6.300%	3/15/12	475	467
	CSX Corp.	5.600%	5/1/17	75	67
	CSX Corp.	7.900%	5/1/17	300	310
	CSX Corp.	6.150%	5/1/37	500	413
	Delta Air Lines Enhanced
	Equipment Trust Certificates	6.417%	7/2/12	500	361
2	Delta Air Lines Enhanced
	Equipment Trust Certificates	6.718%	1/2/23	462	296
	Delta Air Lines, Inc.	7.111%	9/18/11	500	385
2	Delta Air Lines, Inc.	6.821%	8/10/22	1,122	668
	Norfolk Southern Corp.	6.750%	2/15/11	2,000	2,033
	Norfolk Southern Corp.	7.700%	5/15/17	275	298
	Norfolk Southern Corp.	9.750%	6/15/20	633	734
	Norfolk Southern Corp.	7.800%	5/15/27	325	359
	Norfolk Southern Corp.	7.050%	5/1/37	80	83
	Norfolk Southern Corp.	7.900%	5/15/97	325	365
	Ryder System Inc.	5.950%	5/2/11	350	314
	Ryder System Inc.	5.850%	3/1/14	325	253
	Ryder System Inc.	7.200%	9/1/15	525	391
	Ryder System Inc.	5.850%	11/1/16	150	124
	Southwest Airlines Co.	6.500%	3/1/12	1,650	1,554
	Southwest Airlines Co.	5.750%	12/15/16	475	325
	Southwest Airlines Co.	5.125%	3/1/17	100	70
2	Southwest Airlines Co.	6.150%	8/1/22	812	634

Union Pacific Corp.	3.625%	6/1/10	250	246

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Union Pacific Corp.	6.125%	1/15/12	50	50
	Union Pacific Corp.	6.500%	4/15/12	300	307
	Union Pacific Corp.	5.450%	1/31/13	1,250	1,219
	Union Pacific Corp.	5.750%	11/15/17	475	454
	Union Pacific Corp.	5.700%	8/15/18	575	557
	Union Pacific Corp.	6.625%	2/1/29	600	569
2	Union Pacific Railroad Co.	6.176%	1/2/31	248	243
	United Parcel Service of America	4.500%	1/15/13	325	340
	United Parcel Service of America	5.500%	1/15/18	375	399
	United Parcel Service of America	6.200%	1/15/38	700	772
					630,314
Utilities (1.8%)
	Electric (1.4%)
	AEP Texas Central Co.	6.650%	2/15/33	325	297
	Alabama Power Co.	5.500%	10/15/17	850	840
	American Water Capital Corp.	6.085%	10/15/17	1,175	1,027
	American Water Capital Corp.	6.593%	10/15/37	875	669
	Arizona Public Service Co.	4.650%	5/15/15	350	269
	Baltimore Gas & Electric Co.	5.900%	10/1/16	500	453
	Baltimore Gas & Electric Co.	6.350%	10/1/36	200	160
	Carolina Power & Light Co.	6.500%	7/15/12	1,500	1,529
	Carolina Power & Light Co.	5.125%	9/15/13	775	791
	CenterPoint Energy Houston	5.700%	3/15/13	1,025	955
	CenterPoint Energy Inc.	6.500%	5/1/18	220	180
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	225	221
	Cleveland Electric Illumination Co.	7.880%	11/1/17	175	179
	Columbus Southern Power	5.850%	10/1/35	500	438
	Commonwealth Edison Co.	6.150%	3/15/12	375	370
	Commonwealth Edison Co.	5.950%	8/15/16	1,150	1,081
	Commonwealth Edison Co.	6.150%	9/15/17	1,625	1,528
	Commonwealth Edison Co.	5.800%	3/15/18	375	337
	Connecticut Light & Power Co.	6.350%	6/1/36	1,350	1,382
	Consolidated Edison Co. of New York	4.875%	2/1/13	175	171
	Consolidated Edison Co. of New York	5.375%	12/15/15	275	270
	Consolidated Edison Co. of New York	5.500%	9/15/16	1,500	1,470
	Consolidated Edison Co. of New York	5.300%	3/1/35	50	43
	Consolidated Edison Co. of New York	5.850%	3/15/36	300	278
	Consolidated Edison Co. of New York	6.200%	6/15/36	400	389
	Consolidated Edison Co. of New York	6.300%	8/15/37	925	910
	Constellation Energy Group, Inc.	6.125%	9/1/09	300	298
	Constellation Energy Group, Inc.	7.000%	4/1/12	50	45
	Constellation Energy Group, Inc.	4.550%	6/15/15	2,500	1,901
	Constellation Energy Group, Inc.	7.600%	4/1/32	325	276
	Consumers Energy Co.	5.000%	2/15/12	350	340
	Consumers Energy Co.	5.375%	4/15/13	175	172
	Consumers Energy Co.	5.500%	8/15/16	675	640
	Detroit Edison Co.	6.125%	10/1/10	275	280
	Detroit Edison Co.	5.700%	10/1/37	375	342
	Dominion Resources, Inc.	4.750%	12/15/10	650	631
	Dominion Resources, Inc.	6.250%	6/30/12	210	207
	Dominion Resources, Inc.	5.700%	9/17/12	180	178
	Dominion Resources, Inc.	5.150%	7/15/15	1,875	1,773
	Dominion Resources, Inc.	6.000%	11/30/17	1,075	1,030
	Dominion Resources, Inc.	6.400%	6/15/18	590	581
	Dominion Resources, Inc.	6.300%	3/15/33	75	64
	Dominion Resources, Inc.	5.250%	8/1/33	175	158

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Dominion Resources, Inc.	5.950%	6/15/35	500	441
2	Dominion Resources, Inc.	6.300%	9/30/66	325	151
	DTE Energy Co.	7.050%	6/1/11	175	173
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,325	1,330
	Duke Energy Carolinas LLC	6.000%	1/15/38	150	150
	Duke Energy Carolinas LLC	6.050%	4/15/38	50	50
	Duke Energy Corp.	6.250%	1/15/12	1,200	1,245
	Duke Energy Corp.	6.450%	10/15/32	900	966
	Duke Energy Indiana Inc.	6.350%	8/15/38	850	907
	El Paso Electric Co.	6.000%	5/15/35	125	85
	Energy East Corp.	6.750%	6/15/12	550	550
	Energy East Corp.	6.750%	7/15/36	750	634
4	Entergy Gulf States, Inc.	6.000%	5/1/18	1,050	911
	Entergy Louisiana LLC	6.500%	9/1/18	200	184
	Exelon Corp.	4.900%	6/15/15	575	495
	Exelon Corp.	5.625%	6/15/35	20	13
	FirstEnergy Corp.	6.450%	11/15/11	4,965	4,846
	FirstEnergy Corp.	7.375%	11/15/31	30	28
	Florida Power & Light Co.	5.550%	11/1/17	250	261
	Florida Power & Light Co.	5.950%	10/1/33	400	429
	Florida Power & Light Co.	5.625%	4/1/34	775	797
	Florida Power & Light Co.	5.650%	2/1/37	675	701
	Florida Power & Light Co.	5.850%	5/1/37	700	749
	Florida Power & Light Co.	5.950%	2/1/38	500	542
	Florida Power Corp.	4.500%	6/1/10	425	422
	Florida Power Corp.	4.800%	3/1/13	775	750
	Florida Power Corp.	5.650%	6/15/18	550	567
	Florida Power Corp.	6.350%	9/15/37	350	386
	FPL Group Capital, Inc.	5.625%	9/1/11	250	259
	FPL Group Capital, Inc.	5.350%	6/15/13	700	703
2	FPL Group Capital, Inc.	6.350%	10/1/66	250	124
2	FPL Group Capital, Inc.	6.650%	6/15/67	625	313
	Illinois Power	6.125%	11/15/17	375	331
	Indiana Michigan Power Co.	6.050%	3/15/37	2,250	1,831
2	Integrys Energy Group	6.110%	12/1/66	800	397
	Jersey Central Power & Light	5.625%	5/1/16	475	439
	Jersey Central Power & Light	5.650%	6/1/17	450	415
	Kansas City Power & Light	6.050%	11/15/35	175	140
	MidAmerican Energy Co.	5.650%	7/15/12	350	351
	MidAmerican Energy Co.	5.950%	7/15/17	1,050	1,094
	MidAmerican Energy Co.	6.750%	12/30/31	725	732
	MidAmerican Energy Co.	5.750%	11/1/35	275	244
	MidAmerican Energy Holdings Co.	5.875%	10/1/12	900	892
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	175	167
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	4,025	3,727
	MidAmerican Energy Holdings Co.	5.950%	5/15/37	950	863
	National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	3,225	3,434
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	575	543
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	650	594
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	225	219
	NiSource Finance Corp.	7.875%	11/15/10	550	506
	NiSource Finance Corp.	5.400%	7/15/14	175	118
	NiSource Finance Corp.	5.250%	9/15/17	550	373
	NiSource Finance Corp.	5.450%	9/15/20	600	365

Northern States Power Co.	5.250%	3/1/18	175	177
Northern States Power Co.	6.250%	6/1/36	150	163

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
NStar Electric Co.	4.875%	4/15/14	175	168
NStar Electric Co.	5.625%	11/15/17	1,025	973
Ohio Edison	6.400%	7/15/16	425	370
Ohio Power Co.	5.750%	9/1/13	225	221
Ohio Power Co.	6.000%	6/1/16	350	344
Oncor Electric Delivery Co.	6.375%	5/1/12	675	669
Oncor Electric Delivery Co.	6.375%	1/15/15	1,060	1,004
Oncor Electric Delivery Co.	7.000%	5/1/32	1,000	903
Oncor Electric Delivery Co.	7.250%	1/15/33	355	324
Pacific Gas & Electric Co.	4.200%	3/1/11	225	221
Pacific Gas & Electric Co.	4.800%	3/1/14	1,400	1,363
Pacific Gas & Electric Co.	5.625%	11/30/17	300	307
Pacific Gas & Electric Co.	8.250%	10/15/18	400	475
Pacific Gas & Electric Co.	6.050%	3/1/34	1,970	2,042
Pacific Gas & Electric Co.	5.800%	3/1/37	750	769
PacifiCorp	6.900%	11/15/11	500	526
PacifiCorp	7.700%	11/15/31	250	300
PacifiCorp	5.250%	6/15/35	175	158
PECO Energy Co.	5.350%	3/1/18	250	241
Pennsylvania Electric Co.	6.050%	9/1/17	225	201
Pepco Holdings, Inc.	6.450%	8/15/12	825	772
Pepco Holdings, Inc.	7.450%	8/15/32	175	145
PPL Energy Supply LLC	6.400%	11/1/11	1,325	1,272
PPL Energy Supply LLC	6.300%	7/15/13	250	235
PPL Energy Supply LLC	6.200%	5/15/16	1,075	855
PPL Energy Supply LLC	6.000%	12/15/36	325	228
Progress Energy, Inc.	7.100%	3/1/11	1,430	1,433
Progress Energy, Inc.	5.625%	1/15/16	500	462
Progress Energy, Inc.	7.750%	3/1/31	350	353
Progress Energy, Inc.	7.000%	10/30/31	50	46
PSE&G Power LLC	7.750%	4/15/11	850	848
PSE&G Power LLC	6.950%	6/1/12	1,050	1,033
PSE&G Power LLC	5.000%	4/1/14	400	353
PSE&G Power LLC	5.500%	12/1/15	475	415
PSE&G Power LLC	8.625%	4/15/31	75	78
PSI Energy Inc.	5.000%	9/15/13	500	475
Public Service Co. of Colorado	7.875%	10/1/12	1,875	1,991
Public Service Co. of Colorado	5.500%	4/1/14	275	269
Public Service Co. of Colorado	6.250%	9/1/37	100	103
Public Service Co. of Oklahoma	6.625%	11/15/37	675	611
Puget Sound Energy Inc.	5.483%	6/1/35	100	80
Puget Sound Energy Inc.	6.274%	3/15/37	650	580
SCANA Corp.	6.875%	5/15/11	1,325	1,359
Sierra Pacific Power Co.	6.000%	5/15/16	350	330
Sierra Pacific Power Co.	6.750%	7/1/37	700	637
South Carolina Electric & Gas Co.	6.500%	11/1/18	200	221
South Carolina Electric & Gas Co.	6.050%	1/15/38	100	105
Southern California Edison Co.	5.000%	1/15/14	1,175	1,199
Southern California Edison Co.	4.650%	4/1/15	25	25
Southern California Edison Co.	5.000%	1/15/16	75	75
Southern California Edison Co.	6.650%	4/1/29	250	262
Southern California Edison Co.	5.750%	4/1/35	225	242
Southern California Edison Co.	5.350%	7/15/35	225	229
Southern California Edison Co.	5.625%	2/1/36	125	132
Southern California Edison Co.	5.550%	1/15/37	1,400	1,468
Southern Co.	5.300%	1/15/12	1,375	1,391

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Southern Power Co.	6.250%	7/15/12	175	177
	Southern Power Co.	4.875%	7/15/15	750	660
	Tampa Electric Co.	6.550%	5/15/36	400	351
	Toledo Edison Co.	6.150%	5/15/37	300	239
	TransAlta Corp.	6.650%	5/15/18	200	180
	Union Electric Co.	5.400%	2/1/16	300	260
	Virginia Electric & Power Co.	5.100%	11/30/12	500	489
	Virginia Electric & Power Co.	5.400%	1/15/16	1,000	981
	Virginia Electric & Power Co.	6.000%	5/15/37	600	586
	Virginia Electric & Power Co.	6.350%	11/30/37	250	249
	Wisconsin Electric Power Co.	6.000%	4/1/14	1,300	1,397
	Wisconsin Electric Power Co.	5.625%	5/15/33	175	167
	Wisconsin Energy Corp.	6.500%	4/1/11	400	411
2	Wisconsin Energy Corp.	6.250%	5/15/67	1,750	868
	Wisconsin Power & Light Co.	6.375%	8/15/37	600	577
	Xcel Energy, Inc.	5.613%	4/1/17	131	118
	Xcel Energy, Inc.	6.500%	7/1/36	425	391

	Natural Gas (0.4%)
	AGL Capital Corp.	7.125%	1/14/11	300	302
	Atmos Energy Corp.	4.950%	10/15/14	475	416
	Boardwalk Pipelines LLC	5.500%	2/1/17	125	100
	CenterPoint Energy Resources	7.875%	4/1/13	750	744
	CenterPoint Energy Resources	6.150%	5/1/16	650	565
	Consolidated Natural Gas	6.250%	11/1/11	1,375	1,405
	Duke Capital Corp.	5.500%	3/1/14	1,050	935
	Duke Capital Corp.	6.750%	2/15/32	175	135
	Duke Energy Field Services	7.875%	8/16/10	225	226
	Duke Energy Field Services	8.125%	8/16/30	275	248
	El Paso Natural Gas Co.	5.950%	4/15/17	300	244
	Enbridge Energy Partners	9.875%	3/1/19	1,400	1,410
	Energy Transfer Partners LP	5.650%	8/1/12	1,325	1,203
	Energy Transfer Partners LP	5.950%	2/1/15	175	151
	Energy Transfer Partners LP	6.125%	2/15/17	300	252
	Energy Transfer Partners LP	6.625%	10/15/36	550	385
	Enterprise Products Operating LP	4.950%	6/1/10	700	677
	Enterprise Products Operating LP	5.600%	10/15/14	875	745
	Enterprise Products Operating LP	6.300%	9/15/17	750	647
	Enterprise Products Operating LP	6.875%	3/1/33	100	78
	KeySpan Corp.	7.625%	11/15/10	100	104
	KeySpan Corp.	8.000%	11/15/30	200	198
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	250	242
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	600	558
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	945	870
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	510	457
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	425	365
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	110	95
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	300	256
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	450	376
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	100	68
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	190	147
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	41
	Magellan Midstream Partners, LP	5.650%	10/15/16	100	90
	National Grid PLC	6.300%	8/1/16	650	559
	NuStar Energy LP	7.650%	4/15/18	750	675
	ONEOK Inc.	5.200%	6/15/15	450	373

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	ONEOK Inc.	6.000%	6/15/35	225	163
	ONEOK Partners, LP	5.900%	4/1/12	1,800	1,697
	ONEOK Partners, LP	6.150%	10/1/16	725	623
	ONEOK Partners, LP	6.650%	10/1/36	2,275	1,805
	ONEOK Partners, LP	6.850%	10/15/37	700	542
	Panhandle Eastern Pipeline	6.200%	11/1/17	1,425	1,132
	Plains All American Pipeline LP	6.500%	5/1/18	75	61
	San Diego Gas & Electric	5.300%	11/15/15	225	225
	San Diego Gas & Electric	5.350%	5/15/35	100	92
	San Diego Gas & Electric	6.125%	9/15/37	50	51
	Sempra Energy	7.950%	3/1/10	20	20
	Southern California Gas Co.	5.750%	11/15/35	350	331
4	Southern Natural Gas	5.900%	4/1/17	2,005	1,534
	Teppco Partners, LP	6.650%	4/15/18	575	493
	Texas Gas Transmission	4.600%	6/1/15	975	815
	Trans-Canada Pipelines	4.000%	6/15/13	1,500	1,347
	Trans-Canada Pipelines	5.600%	3/31/34	1,225	972
	Trans-Canada Pipelines	5.850%	3/15/36	800	661
	Trans-Canada Pipelines	6.200%	10/15/37	250	223
2	Trans-Canada Pipelines	6.350%	5/15/67	525	240
	Williams Cos., Inc.	7.125%	9/1/11	725	660
	Williams Cos., Inc.	7.625%	7/15/19	1,400	1,106
	Williams Cos., Inc.	7.500%	1/15/31	678	461
	Williams Cos., Inc.	7.750%	6/15/31	385	266
	Williams Cos., Inc.	8.750%	3/15/32	1,244	939
					136,223
Total Corporate Bonds (Cost $1,855,368)					1,663,891
Sovereign Bonds (U.S. Dollar-Denominated) (3.0%)
	Asian Development Bank	4.125%	9/15/10	200	208
	Asian Development Bank	3.625%	9/5/13	1,900	1,994
	Asian Development Bank	5.593%	7/16/18	1,700	2,050
	Canada Mortgage & Housing Corp.	4.800%	10/1/10	25	26
	China Development Bank	4.750%	10/8/14	575	589
	China Development Bank	5.000%	10/15/15	175	173
	Corp. Andina de Fomento	5.200%	5/21/13	375	336
	Corp. Andina de Fomento	5.750%	1/12/17	1,450	1,208
	Development Bank of Japan	4.250%	6/9/15	175	183
	Eksportfinans	5.500%	5/25/16	825	891
	Eksportfinans	5.500%	6/26/17	850	926
	European Investment Bank	5.000%	2/8/10	200	207
	European Investment Bank	4.000%	3/3/10	3,575	3,660
	European Investment Bank	4.625%	9/15/10	1,975	2,065
	European Investment Bank	3.250%	2/15/11	3,350	3,430
	European Investment Bank	5.250%	6/15/11	4,425	4,739
	European Investment Bank	3.125%	7/15/11	2,125	2,171
	European Investment Bank	2.875%	3/15/13	1,325	1,334
	European Investment Bank	3.250%	5/15/13	2,750	2,830
	European Investment Bank	4.250%	7/15/13	5,775	6,173
	European Investment Bank	4.625%	5/15/14	3,025	3,270
	European Investment Bank	4.875%	2/16/16	500	554
	European Investment Bank	5.125%	9/13/16	300	340
	European Investment Bank	4.875%	1/17/17	1,725	1,968
	European Investment Bank	5.125%	5/30/17	3,025	3,529
	Export-Import Bank of Korea	4.625%	3/16/10	175	166
	Export-Import Bank of Korea	5.125%	2/14/11	1,450	1,360

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Export-Import Bank of Korea	5.500%	10/17/12	1,650	1,535
	Export-Import Bank of Korea	5.125%	3/16/15	400	324
	Federation of Malaysia	7.500%	7/15/11	2,050	2,197
	Federative Republic of Brazil	9.250%	10/22/10	575	628
	Federative Republic of Brazil	11.000%	1/11/12	625	742
	Federative Republic of Brazil	7.875%	3/7/15	1,000	1,133
	Federative Republic of Brazil	6.000%	1/17/17	2,250	2,312
2	Federative Republic of Brazil	8.000%	1/15/18	3,300	3,684
	Federative Republic of Brazil	8.875%	4/15/24	675	830
	Federative Republic of Brazil	8.750%	2/4/25	1,650	2,013
	Federative Republic of Brazil	10.125%	5/15/27	1,825	2,512
	Federative Republic of Brazil	8.250%	1/20/34	2,100	2,557
	Federative Republic of Brazil	7.125%	1/20/37	1,250	1,400
	Federative Republic of Brazil	11.000%	8/17/40	3,825	4,972
	Financement Quebec	5.000%	10/25/12	550	595
	Inter-American Development Bank	8.500%	3/15/11	575	652
	Inter-American Development Bank	4.750%	10/19/12	1,600	1,730
	Inter-American Development Bank	4.250%	9/14/15	75	82
	Inter-American Development Bank	4.250%	9/10/18	3,350	3,691
	Inter-American Development Bank	7.000%	6/15/25	725	1,010
	International Bank for
	Reconstruction & Development	3.125%	11/15/11	500	516
	International Bank for
	Reconstruction & Development	8.875%	3/1/26	450	730
	Japan Bank International	4.750%	5/25/11	225	238
	Japan Bank International	4.375%	11/26/12	1,000	1,050
	Japan Bank International	4.250%	6/18/13	2,650	2,739
	Japan Finance Corp.	5.875%	3/14/11	1,600	1,708
	Japan Finance Corp.	4.625%	4/21/15	600	623
	Japan Finance Corp.	5.000%	5/16/17	100	107
	KFW International Finance Inc.	3.250%	10/14/11	1,975	2,035
	Korea Development Bank	4.625%	9/16/10	625	587
	Korea Development Bank	5.300%	1/17/13	1,000	922
	Korea Development Bank	5.750%	9/10/13	1,225	1,045
	Korea Electric Power	7.750%	4/1/13	1,325	1,297
	Kreditanstalt fur Wiederaufbau	5.000%	6/1/10	2,125	2,213
	Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	6,150	6,353
	Kreditanstalt fur Wiederaufbau	4.625%	1/20/11	500	524
	Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	700	718
	Kreditanstalt fur Wiederaufbau	3.750%	6/27/11	3,175	3,299
	Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	1,725	1,862
	Kreditanstalt fur Wiederaufbau	3.250%	3/15/13	7,575	7,788
	Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	1,450	1,504
	Kreditanstalt fur Wiederaufbau	4.000%	10/15/13	2,125	2,249
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	275	291
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	2,665	3,024
	Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	1,400	1,563
	Landeskreditbank
	Baden-Wuerttemberg–Foerderbank	4.250%	9/15/10	250	261
	Landwirtschaftliche Rentenbank	5.250%	7/2/12	1,375	1,501
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	2,700	2,780
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	275	302
	Mass Transit Railway Corp.	7.500%	11/8/10	675	729
	Oesterreichische Kontrollbank	4.250%	10/6/10	725	762
	Oesterreichische Kontrollbank	3.125%	10/14/11	2,625	2,732
	Oesterreichische Kontrollbank	4.500%	3/9/15	125	137

Institutional Total Bond Market Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oesterreichische Kontrollbank	5.000%	4/25/17	750	852
	Ontario Hydro Electric	7.450%	3/31/13	700	848
	Pemex Project Funding Master Trust	9.125%	10/13/10	115	121
4	Pemex Project Funding Master Trust	5.750%	3/1/18	3,150	2,774
	Pemex Project Funding Master Trust	6.625%	6/15/35	1,481	1,251
4	Pemex Project Funding Master Trust	6.625%	6/15/35	1,300	1,099
4	Pemex Project Funding Master Trust	6.625%	6/15/38	800	670
	People’s Republic of China	4.750%	10/29/13	375	389
	Petrobras International Finance	6.125%	10/6/16	2,288	2,218
	Petrobras International Finance	5.875%	3/1/18	200	180
	Petrobras International Finance	8.375%	12/10/18	600	616
	Province of Manitoba	7.500%	2/22/10	625	663
	Province of Nova Scotia	5.750%	2/27/12	225	242
	Province of Ontario	3.125%	9/8/10	1,775	1,794
	Province of Ontario	2.750%	2/22/11	2,500	2,514
	Province of Ontario	3.375%	5/20/11	275	280
	Province of Ontario	5.000%	10/18/11	525	550
	Province of Ontario	4.750%	1/19/16	900	971
	Province of Ontario	5.450%	4/27/16	4,325	4,856
	Province of Quebec	6.125%	1/22/11	850	911
	Province of Quebec	4.600%	5/26/15	275	284
	Province of Quebec	5.125%	11/14/16	2,450	2,629
	Province of Quebec	4.625%	5/14/18	525	549
	Province of Quebec	7.500%	9/15/29	2,425	3,410
	Province of Saskatchewan	7.375%	7/15/13	200	248
	Quebec Hydro Electric	6.300%	5/11/11	1,250	1,337
	Quebec Hydro Electric	7.500%	4/1/16	1,300	1,608
	Quebec Hydro Electric	8.050%	7/7/24	1,325	1,889
	Region of Lombardy, Italy	5.804%	10/25/32	750	921
	Republic of Chile	7.125%	1/11/12	925	1,040
	Republic of Chile	5.500%	1/15/13	175	191
	Republic of Italy	6.000%	2/22/11	2,825	3,017
	Republic of Italy	3.500%	7/15/11	1,050	1,083
	Republic of Italy	5.625%	6/15/12	3,600	3,923
	Republic of Italy	4.750%	1/25/16	4,250	4,491
	Republic of Italy	5.250%	9/20/16	1,750	1,915
	Republic of Italy	6.875%	9/27/23	3,100	3,918
	Republic of Italy	5.375%	6/15/33	625	719
	Republic of Korea	4.250%	6/1/13	2,300	2,151
	Republic of Korea	5.625%	11/3/25	250	215
	Republic of Peru	9.875%	2/6/15	1,050	1,202
	Republic of Peru	7.350%	7/21/25	450	443
2	Republic of Peru	6.550%	3/14/37	650	579
	Republic of Poland	6.250%	7/3/12	1,325	1,373
	Republic of Poland	5.250%	1/15/14	1,000	984
	Republic of South Africa	7.375%	4/25/12	975	963
	Republic of South Africa	5.875%	5/30/22	400	336
	State of Israel	4.625%	6/15/13	225	236
	State of Israel	5.500%	11/9/16	1,575	1,684
	Swedish Export Credit Corp.	4.000%	6/15/10	450	463
	Swedish Export Credit Corp.	4.500%	9/27/10	800	828
	Swedish Export Credit Corp.	5.125%	3/1/17	400	442
	United Mexican States	9.875%	2/1/10	975	1,046
	United Mexican States	8.375%	1/14/11	2,875	3,105
	United Mexican States	7.500%	1/14/12	203	218
	United Mexican States	6.375%	1/16/13	4,016	4,187

Institutional Total Bond Market Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United Mexican States	6.625%	3/3/15	47	50
United Mexican States	11.375%	9/15/16	100	135
United Mexican States	5.625%	1/15/17	2,575	2,581
United Mexican States	5.950%	3/19/19	900	905
United Mexican States	8.300%	8/15/31	1,100	1,328
United Mexican States	6.750%	9/27/34	4,702	4,914
Total Sovereign Bonds (Cost $216,132)				222,507
Taxable Municipal Bonds (0.2%)
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	750	740
Connecticut GO	5.850%	3/15/32	1,000	957
Illinois (Taxable Pension) GO	4.950%	6/1/23	3,100	2,876
Illinois (Taxable Pension) GO	5.100%	6/1/33	5,450	4,774
Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)	5.501%	5/1/34	675	619
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	1,150	1,163
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	10	10
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	290	279
Oregon (Taxable Pension) GO	5.762%	6/1/23	225	222
Oregon (Taxable Pension) GO	5.892%	6/1/27	450	434
Oregon School Board Assn.	4.759%	6/30/28	300	252
Oregon School Board Assn.	5.528%	6/30/28	100	93
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	690	432
Wisconsin Public Service Rev.	4.800%	5/1/13	275	275
Wisconsin Public Service Rev.	5.700%	5/1/26	275	250
Total Taxable Municipal Bonds (Cost $14,705)				13,376
Temporary Cash Investments (2.6%)

			Shares
6 Vanguard Market Liquidity Fund
(Cost $190,306)	1.378%		190,306,000	190,306
Total Investments (100.7%) (Cost $7,408,571)				7,488,330
Other Assets and Liabilities (–0.7%)
Other Assets				102,293
Liabilities				(153,451)
				(51,158)
Net Assets (100%)
Applicable to 144,890,685 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				7,437,172
Net Asset Value Per Share				$51.33

Institutional Total Bond Market Index Fund

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	7,332,154
Undistributed Net Investment Income	5,025
Accumulated Net Realized Gains	20,234
Unrealized Appreciation (Depreciation)	79,759
Net Assets	7,437,172

•	See Note A in Notes to Financial Statements.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Adjustable-rate security.
4

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $32,276,000, representing 0.4% of net assets.

5	Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.

6          Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Bond Market Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Interest[1]	376,611
Total Income	376,611
Expenses
The Vanguard Group—Note B
Management and Administrative	3,770
Total Expenses	3,770
Net Investment Income	372,841
Realized Net Gain (Loss)
Investment Securities Sold	32,343
Swap Contracts	(18,360)
Realized Net Gain (Loss)	13,983
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(15,799)
Swap Contracts	(2,418)
Change in Unrealized Appreciation (Depreciation)	(18,217)
Net Increase (Decrease) in Net Assets Resulting from Operations	368,607

1	Interest income from an affiliated company of the fund was $2,450,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Bond Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	372,841	335,978
Realized Net Gain (Loss)	13,983	12,377
Change in Unrealized Appreciation (Depreciation)	(18,217)	106,753
Net Increase (Decrease) in Net Assets Resulting from Operations	368,607	455,108
Distributions
Net Investment Income	(351,110)	(331,057)
Realized Capital Gain	—	—
Total Distributions	(351,110)	(331,057)
Capital Share Transactions
Issued	3,315,056	3,531,288
Issued in Lieu of Cash Distributions	322,797	302,753
Redeemed	(3,816,520)	(1,185,983)
Net Increase (Decrease) from Capital Share Transactions	(178,667)	2,648,058
Total Increase (Decrease)	(161,170)	2,772,109
Net Assets
Beginning of Period	7,598,342	4,826,233
End of Period[1]	7,437,172	7,598,342

1          Net Assets—End of Period includes undistributed net investment income of $5,025,000 and $2,633,000. See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Bond Market Index Fund

Financial Highlights

	Year Ended December 31,
For a Share Outstanding
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$51.19	$50.32	$50.79	$51.79	$51.80
Investment Operations
Net Investment Income	2.508	2.596	2.540	2.263	2.104
Net Realized and Unrealized Gain (Loss)
on Investments	(.008)	.830	(.429)	(1.007)	.106
Total from Investment Operations	2.500	3.426	2.111	1.256	2.210
Distributions
Dividends from Net Investment Income	(2.360)	(2.556)	(2.581)	(2.256)	(2.193)
Distributions from Realized Capital Gains	—	—	—	—	(.027)
Total Distributions	(2.360)	(2.556)	(2.581)	(2.256)	(2.220)
Net Asset Value, End of Period	$51.33	$51.19	$50.32	$50.79	$51.79

Total Return	5.05%	7.01%	4.30%	2.47%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,437	$7,598	$4,826	$2,861	$1,170
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	4.88%	5.17%	5.08%	4.47%	4.08%
Portfolio Turnover Rate[1]	88%	62%	63%	68%	88%

1

Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares. See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $100 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

3. Swap Contracts: The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with interest rate swaps and total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

Institutional Total Bond Market Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $9,437,000 from accumulated net realized gains to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized losses of $19,339,000 on swap contracts have been reclassified from accumulated net realized gains to undistributed net investment income. Taxable income on swap contracts is accumulated monthly and included in income dividends paid to shareholders in the following month. At December 31, 2008, the fund had $5,025,000 of net swap gains available to increase ordinary dividends to shareholders.

The fund used a capital loss carry forward of $3,598,000 to offset taxable capital gains realized during the year ended December 31, 2008, reducing the amount of capital gains that would otherwise be available to distribute to shareholders. For tax purposes, at December 31, 2008, the fund had short-term capital gains of $21,228,000 available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At December 31, 2008, the cost of investment securities for tax purposes was $7,408,577,000. Net unrealized appreciation of investment securities for tax purposes was $79,753,000, consisting of unrealized gains of $293,942,000 on securities that had risen in value since their purchase and $214,189,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Total Bond Market Index Fund

At December 31, 2008, the fund had the following open swap contracts:

Total Return Swaps
			Floating	Unrealized
		Notional	Interest	Appreciation
		Amount	Rate	(Depreciation)
Reference Entity/Termination Date	Counterparty[1]	($000)	Paid[2]	($000)
Commercial Mortgage-Backed Securities Index
4/30/09	BA	30,000	2.650%	—
1 BA–Bank of America, N.A.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

D. During the year ended December 31, 2008, the fund purchased $699,041,000 of investment securities and sold $705,178,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $5,854,175,000 and $6,048,993,000, respectively.

E. Capital shares issued and redeemed were:

	Year Ended December 31,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	65,984	70,013
Issued in Lieu of Cash Distributions	6,374	6,008
Redeemed	(75,914)	(23,488)
Net Increase (Decrease) in Shares Outstanding	(3,556)	52,533

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Institutional Total Bond Market Index Fund

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

	Investments	Swap
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	190,306	—
Level 2—Other significant observable inputs	7,298,024	—
Level 3—Significant unobservable inputs	—	—
Total	7,488,330	—

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional Total Bond Market Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Total Bond Market Index Fund (constituting a separate portfolio of Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and broker, and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2009

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Bond Market Index Fund	6/30/2008	12/31/2008	Period[1]
Based on Actual Fund Return	$1,000.00	$1,038.30	$0.26
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.95	0.26

1

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.05%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 155 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
Principal Occupation(s) During the Past Five Years:
John J. Brennan[1]	Chairman, President, and Chief Executive
Born 1954. Trustee Since May 1987. Chairman of	Officer of Rohm and Haas Co. (chemicals);
the Board. Principal Occupation(s) During the Past Five	Board Member of the American Chemistry Council;
Years: Chairman of the Board and Director/Trustee of	Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the	manufacturing and services), since 2005.
investment companies served by The Vanguard Group;
Chief Executive Officer and President of The Vanguard	Amy Gutmann
Group and of each of the investment companies served	Born 1949. Trustee Since June 2006. Principal
by The Vanguard Group (1996–2008).	Occupation(s) During the Past Five Years:
President of the University of Pennsylvania since
Independent Trustees	2004; Professor in the School of Arts and Sciences,
Annenberg School for Communication, and
Charles D. Ellis	Graduate School of Education of the University of
Born 1937. Trustee Since January 2001. Principal	Pennsylvania since 2004; Provost (2001–2004)
Occupation(s) During the Past Five Years: Applecore	and Laurance S. Rockefeller Professor of Politics
Partners (pro bono ventures in education); Senior	and the University Center for Human Values
Advisor to Greenwich Associates (international business	(1990–2004), Princeton University; Director of
strategy consulting); Successor Trustee of Yale University;	Carnegie Corporation of New York since 2005
Overseer of the Stern School of Business at New York	and of Schuylkill River Development Corporation
University; Trustee of the Whitehead Institute for	and Greater Philadelphia Chamber of Commerce
Biomedical Research.	since 2004; Trustee of the National Constitution
Center since 2007.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Retired	Born 1950. Trustee Since July 1998. Principal
Executive Chief Staff and Marketing Officer for	Occupation(s) During the Past Five Years: Retired
North America and Corporate Vice President of	Corporate Vice President, Chief Global Diversity
Xerox Corporation (photocopiers and printers);	Officer, and Member of the Executive Committee
Director of SPX Corporation (multi-industry	of Johnson & Johnson (pharmaceuticals/consumer
manufacturing), of the United Way of Rochester,	products); Vice President and Chief Information
and of the Boy Scouts of America.	Officer (1997–2005) of Johnson & Johnson;
Director of the University Medical Center at
Princeton and Women’s Research and Education
Institute.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August
Occupation(s) During the Past Five Years: George Gund	2008. President Since March 2008. Principal

Professor of Finance and Banking, Senior Associate	Occupation(s) During the Past Five Years: Chief
Dean, and Director of Faculty Recruiting, Harvard	Executive Officer, Director, and President of
Business School; Director and Chairman of UNX, Inc.	The Vanguard Group, Inc., since 2008; Chief
(equities trading firm); Chair of the Investment	Executive Officer and President of each of the
Committee of HighVista Strategies LLC (private	investment companies served by The Vanguard
investment firm) since 2005.	Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Heidi Stam[1]
Occupation(s) During the Past Five Years: Chairman,	Born 1956. Secretary Since July 2005. Principal
President, Chief Executive Officer, and Director of	Occupation(s) During the Past Five Years: Managing
NACCO Industries, Inc. (forklift trucks/housewares/	Director of The Vanguard Group, Inc., since 2006;
lignite); Director of Goodrich Corporation (industrial	General Counsel of The Vanguard Group since
products/aircraft systems and services).	2005;Secretary of The Vanguard Group and of
each of the investment companies served by The
Vanguard Group since 2005; Director and Senior
J. Lawrence Wilson	Vice President of Vanguard Marketing
Born 1936. Trustee Since April 1985. Principal	Corporation since 2005; Principal of The Vanguard
Occupation(s) During the Past Five Years: Retired	Group (1997–2006).
Chairman and Chief Executive Officer of Rohm and
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of
Culver Educational Foundation.	Vanguard Senior Management Team

Executive Officers	R. Gregory Barton	James M. Norris
	Mortimer J. Buckley	Ralph K. Packard
Thomas J. Higgins[1]	Kathleen C. Gubanich	Glenn W. Reed
Born 1957. Chief Financial Officer Since September	Paul A. Heller	George U. Sauter
2008. Principal Occupation(s) During the Past Five	Michael S. Miller
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer	Founder
of each of the investment companies served by The
Vanguard Group (1998–2008).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1	These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2          December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are
from Lipper Inc. or Morningstar, Inc.,
Direct Investor Account Services > 800-662-2739	unless otherwise noted.

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s
proxy voting guidelines by visiting our website,
Text Telephone for People	www.vanguard.com, and searching for
With Hearing Impairment > 800-952-3335	“proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website,
This material may be used in conjunction	www.sec.gov.
with the offering of shares of any Vanguard	In addition, you may obtain a free report on
fund only if preceded or accompanied by	how your fund voted the proxies for
the fund’s current prospectus.	securities it owned during the 12 months
ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.
The funds or securities referred to herein are not
sponsored, endorsed, or promoted by MSCI, and	You can review and copy information about
MSCI bears no liability with respect to any such	your fund at the SEC’s Public Reference
funds or securities. For any such funds or securities,	Room in Washington, D.C.
the prospectus or the Statement of Additional
Information contains a more detailed description of	To find out more about this public service, call
the limited relationship MSCI has with The	the SEC at 202-551-8090. Information
Vanguard Group and any related funds.	about your fund is also available on the
Russell is a trademark of The Frank Russell	SEC’s website, and you can receive
Company.	copies of this information, for a fee, by
sending a request in either of two ways: via e-
mail addressed to publicinfo@sec.gov or via
regular mail addressed to the Public
Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3370 022009

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2008: $64,000

Fiscal Year Ended December 31, 2007: $64,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2008: $3,055,590

Fiscal Year Ended December 31, 2007: $2,835,320

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2008: $626,240

Fiscal Year Ended December 31, 2007: $630,400

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2008: $230,400

Fiscal Year Ended December 31, 2007: $215,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2008: $0

Fiscal Year Ended December 31, 2007: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2008: $230,400

Fiscal Year Ended December 31, 2007: $215,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 13, 2009

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 13, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.